As filed with the Securities and Exchange Commission on April 13, 2005
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                                                             File No. 333-94785
                                                                      811-07467


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 7

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 87

                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                100 MOTOR PARKWAY
                                    SUITE 132
                            HAUPPAUGE, NEW YORK 11788
                                  631/357-8920
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-5000
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:


                             ANGELA M. KING, ESQUIRE
                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                           3100 SANDERS ROAD SUITE J5B
                              NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2005 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

CUSTOM PORTFOLIO VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-692-4682              PROSPECTUS DATED APRIL 30, 2005
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Allstate Life Insurance Company of New York ("ALLSTATE NEW YORK") is offering the Custom Portfolio Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 29 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT") and 26 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following underlying fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS               DREYFUS STOCK INDEX FUND

FIDELITY(R) VARIABLE INSURANCE PRODUCTS    DREYFUS VARIABLE INVESTMENT FUND
                                            (VIF)
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST                            WELLS FARGO VARIABLE TRUST FUNDS

OPPENHEIMER VARIABLE ACCOUNT FUNDS         DELAWARE VIP TRUST

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC.








WE (Allstate New York) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 40 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                          PAGE

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OVERVIEW
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  Important Terms                                                             3
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  The Contract at a Glance                                                    4
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  How the Contract Works                                                      6
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  Expense Table                                                               7
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  Financial Information                                                       9
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CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                9
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  Purchases                                                                  10
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  Contract Value                                                             11
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  Investment Alternatives                                                    11
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     The Variable Sub-Accounts                                               11
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     The Fixed Account                                                       13
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     Transfers                                                               17
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  Expenses                                                                   19
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  Access To Your Money                                                       20
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  Income Payments                                                            21
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                                                                           PAGE

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Death Benefits                                                               23
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OTHER INFORMATION
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  More Information:                                                          26
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     Allstate New York                                                       26
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     The Variable Account                                                    26
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     The Portfolios                                                          27
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     The Contract                                                            27
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     Non-Qualified Annuities Held Within a Qualified Plan                    28
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     Legal Matters                                                           28
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  Taxes                                                                      29
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  Annual Reports and Other Documents                                         35
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APPENDIX A-ACCUMULATION UNIT VALUE                                           34
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APPENDIX B-MARKET VALUE ADJUSTMENT                                           37
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APPENDIX C-WITHDRAWAL ADJUSTMENT EXAMPLE                                     39
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                        40
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                           PAGE

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Accumulation Phase                                                            6
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Accumulation Unit                                                            11
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Accumulation Unit Value                                                      11
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Allstate New York ("We" or "Us")                                              1
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Anniversary Values                                                           23
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Annuitant                                                                     9
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Automatic Additions Program                                                  10
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Automatic Portfolio Rebalancing Program                                      18
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Beneficiary                                                                   9
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Cancellation Period                                                          11
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Contract*                                                                     9
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Contract Anniversary                                                          5
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Contract Owner ("You")                                                        9
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Contract Value                                                                5
--------------------------------------------------------------------------------
Contract Year                                                                 5
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Death Benefit Anniversary                                                    24
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Dollar Cost Averaging Program                                                18
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Due Proof of Death                                                           24
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Fixed Account                                                                13
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                                                                           PAGE

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Guarantee Periods                                                            14
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Income Payments                                                              21
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Investment Alternatives                                                      11
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Issue Date                                                                    6
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Market Value Adjustment                                                      16
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Payout Phase                                                                  6
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Payout Start Date                                                            21
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Portfolios                                                                   27
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Preferred Withdrawal Amount                                                  20
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Tax Qualified Contracts                                                      32
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Right to Cancel                                                              11
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SEC                                                                           1
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Settlement Value                                                             24
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Systematic Withdrawal Program                                                21
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Treasury Rate                                                                16
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Valuation Dates                                                              11
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Variable Account                                                             26
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Variable Sub-Account                                                         11
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  * The Allstate Custom Portfolio Variable Annuity is a group contract and your ownership is represented by certificates. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.


                                 3  PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $3,000
                        ($2,000 for a "QUALIFIED CONTRACT" which is a Contract
                        issued with a qualified endorsement). You can add to
                        your Contract as often and as much as you like, but
                        each payment must be at least $100. For allocations to
                        the Fixed Account the minimum payment must be at least
                        $500. You must maintain a minimum account size of
                        $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (60 days if you are exchanging another contract
                        for the Contract described in this prospectus)
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted to the extent
                        federal or state law permits to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.25% of
                          average daily net assets

                        .Annual contract maintenance charge of $30 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        .
                          State premium tax (New York currently does not impose
                          one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
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INVESTMENT              The Contract offers 29 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credits interest at
                          rates we guarantee), and

                        .26 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by:

                          . A I M Advisors, Inc.

                          . Fidelity Management & Research Company

                          . Templeton Investment Counsel, LLC

                          . OppenheimerFunds, Inc.

                          . The Dreyfus Corporation

                          . Wells Fargo Funds Management, LLC

                          . Delaware Management Company

                        To find out current rates being paid on the Fixed
                        Account, or to find out how the Variable Sub-Accounts
                        have performed, please call us at 1-800-692- 4682.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------


                                 4  PROSPECTUS

INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
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DEATH BENEFITS          If you die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers to
                        the Fixed Account must be at least $500.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each Contract Year,
                        which we measure from the date we issue your Contract
                        or a Contract anniversary ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase. Full or partial
                        withdrawals also are available under limited
                        circumstances on or after the Payout Start Date. In
                        general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals taken during the Accumulation Phase are
                        generally considered to come from the earnings in the
                        Contract first.  If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings.  Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge and MARKET VALUE ADJUSTMENT also may
                        apply.
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                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 29 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-692-4682 if you have any question about how the Contract works.


                                 6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables show the fees and expenses that you will pay when buying, owning, making withdrawals or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes are not reflected in the tables because New York currently does not impose premium taxes on annuities.


CONTRACT OWNER TRANSACTION EXPENSES


Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7
 Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00**
-------------------------------------------------------------------------------------------------


  * Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a Withdrawal Charge or a Market Value Adjustment.

  ** Applies solely to the thirteenth and subsequent transfers within a Contract
   Year excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.



The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                              $30.00// /(1)/

----------------------------------------------------------------------------------------------------


(1) We will waive this charge in certain cases.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.15%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.25%
-------------------------------------------------------------------------------

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average daily net assets)/(1)/

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                       Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees, and                0.26%                         1.14%
other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


                                 7  PROSPECTUS

EXAMPLES
Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below because of variations in a Portfolio's expense ratio from year to year.


                          1Year           3Years          5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $785          $1,181          $1,601           $3,015
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $695          $  909          $1,144           $2,088
Portfolio Expenses
------------------------------------------------------------------------------------






EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1Year          3Years           5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $275           $841           $1,431           $3,015
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $185           $569           $  974           $2,088
Portfolio Expenses
------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTANENCE CHARGE OF $30 EACH YEAR.




                                 8  PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values for each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.




THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Custom Portfolio Variable Annuity is a contract between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Owner. If there is no surviving Owner, the new Contract Owner will be the Beneficiary(ies) as described in the Beneficiary provision. The new Contract Owner may exercise the rights and privileges provided by the Contract, except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's rights will be subject to any restrictions previously placed upon the Beneficiary.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of the Death of Owner and Death of Annuitant provisions of your Contract. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract Owner is a living person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner, if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. See "Death Benefits" on page 23. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive


                                 9  PROSPECTUS
benefits under the Contract when all primary Beneficiaries predecease the sole surviving Contract Owner.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form, whether or not the Annuitant is living when we receive the notice. Each change is subject to any payment made by us or any other action we take before we accept the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of qualified plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes and tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 ($500 for an allocation to the Fixed Account) or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice, in good order, of the change.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service


                                 10  PROSPECTUS
center located in Vernon Hills, Illinois (mailing address: 300 N. Milwaukee Ave, Vernon Hills, Illinois 60061).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 26 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


                                 11  PROSPECTUS

PORTFOLIO:                 EACH PORTFOLIO SEEKS        INVESTMENT ADVISER:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES: (*)
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund -   As high a total return as
 Series I /1/             possible, consistent with
                            preservation of capital
-------------------------------------------------------
AIM V.I. Capital           Growth of capital
 Appreciation Fund -
 Series I
-------------------------------------------------------
AIM V.I. Government        High level of current       A I M ADVISORS, INC.
 Securities Fund - Series   income consistent with
 I                          reasonable concern for
                            safety of principal
-------------------------------------------------------
AIM V.I. Growth Fund -     Growth of capital
 Series I
-------------------------------------------------------
AIM V.I. High Yield Fund   High level of current
 - Series I                 income
-------------------------------------------------------
AIM V.I. International     Long-term growth of         ------------------------
 Growth Fund - Series I     capital
-------------------------------------------------------
AIM V.I. Premier Equity    Long-term growth of
 Fund - Series I            capital with income as a
                            secondary objective
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP               Long-term capital
 Contrafund(R) Portfolio    appreciation.
 - Initial Class
-------------------------------------------------------
Fidelity VIP               Reasonable income by
 Equity-Income Portfolio    investing primarily in
 - Initial Class            income-producing equity
                            securities.  In choosing
                            these securities, the
                            fund will also consider
                            the potential for capital
                            appreciation.  The fund's  FIDELITY MANAGEMENT &
                            goal is to achieve a       RESEARCH COMPANY
                            yield which exceeds the
                            composite yield on the
                            securities comprising the
                            S&P 500.
-------------------------------------------------------
Fidelity VIP Growth        To achieve capital
 Portfolio - Initial        appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Growth        To provide capital growth
 Opportunities Portfolio
 - Initial Class
-------------------------------------------------------------------------------
Fidelity VIP Overseas      Long-term growth of
 Portfolio - Initial        capital.
 Class
-------------------------------------------------------
DELAWARE VIP TRUST
-------------------------------------------------------------------------------
Delaware VIP Small Cap     Capital appreciation
 Value Series - Standard                               DELAWARE MANAGEMENT
 Class                                                 COMPANY
-------------------------------------------------------
Delaware VIP Trend Series  Long-term capital
 - Standard Class           appreciation               ------------------------
-------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; DREYFUS STOCK INDEX FUND;
AND DREYFUS VARIABLE INVESTMENT FUND (VIF)
-------------------------------------------------------------------------------
The Dreyfus Socially       Capital growth and,
 Responsible Growth Fund,   secondarily, current
 Inc.: Initial Shares       income
-------------------------------------------------------
Dreyfus Stock Index Fund,  To match the total return
 Inc.: Initial Shares       of the Standard & Poor's   THE DREYFUS CORPORATION
                            500 Composite Stock Price
                            Index
-------------------------------------------------------
Dreyfus VIF -              Long-term capital growth
 Appreciation Portfolio:    consistent with the
 Initial Shares /(2)/       preservation of capital.
                             Its secondary goal is     ------------------------
                            current income.
-------------------------------------------------------
Dreyfus VIF - Money        A high level of current
 Market Portfolio           income as is consistent
                            with the preservation of
                            capital and the
                            maintenance of liquidity

-------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
FTVIP Templeton Global     High total return
 Asset Allocation Fund -                               TEMPLETON INVESTMENT
 Class 2                                               COUNSEL, LLC
-------------------------------------------------------
FTVIP Templeton Foreign    Long-term capital growth.
 Securities Fund - Class
 2                                                     ------------------------
-------------------------------------------------------
                                 12 PROSPECTUS


OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive     Capital appreciation by
 Growth Fund/VA             investing in ''growth
                            type'' companies.
-------------------------------------------------------
Oppenheimer Main Street    High total return (which
 Fund/VA                    includes growth in the     OPPENHEIMERFUNDS, INC.
                            value of its shares as
                            well as current income)
                            from equity and debt
                            securities.
-------------------------------------------------------
Oppenheimer Strategic      A high level of current
 Bond Fund/VA               income principally
                            derived from interest on   ------------------------
                            debt securities.
-------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage      Long-term total return,
 Asset Allocation Fund      consistent with
 /(3)/                      reasonable risk
-------------------------------------------------------
Wells Fargo Advantage      Long-term capital           WELLS FARGO FUNDS
 Equity Income Fund/ (4)/   appreciation and           MANAGEMENT, LLC
                            above-average dividend
                            income
-------------------------------------------------------
Wells Fargo Advantage      Total return comprised of
 Large Company Core Fund    long-term capital
 /(5)/                      appreciation and current   ------------------------
                            income
-------------------------------------------------------


* The Portfolio's investment objective(s) may be changed by the Portfolio's Board of Trustees without shareholder approval.

(1) Effective July 1, 2005, the AIM V.I. Balanced Fund- Series I will change its name to AIM V.I Basic Balanced Fund-Series I. In addition, the Portfolio's objective will change to long-term growth of capital and current income.

(2) Sub-Advised by Fayez Sarofim & Co.

(3) Effective April 11, 2005 the Wells Fargo VT Asset Allocation Fund changed its name toWells Fargo Advantage Asset Allocation Fund. The Portfolio's objective has not changed.

(4) Effective April 11, 2005 the Wells Fargo VT Equity Income Fund changed its name to Wells Fargo Advantage Equity Income Fund. The Portfolio's objective has not changed.

(5) Effective April 11, 2005 the Wells Fargo VT Growth Fund changed its name to Wells Fargo Advantage Large Company Core Fund. In addition, the Portfolio's objective has changed.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES.
 SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account
Options.   We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Six Month Dollar Cost Averaging Fixed Account Option ("Six Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at


                                 13  PROSPECTUS
the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option.

You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Dreyfus VIF Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Dreyfus Money Market Variable Sub-Account in this manner may not be consistent with the theory of Dollar Cost Averaging described on page 18.

TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Twelve Month Dollar Cost Averaging Fixed Account Option ("Twelve Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option.

You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Dreyfus VIF Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Dreyfus VIF Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 18.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Dollar Cost Averaging Fixed Account will be allocated to the Dreyfus VIF Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

INVESTMENT RISK. We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current interest rate information, please contact your representative or our customer support unit at 1-800-692-4682.


GUARANTEE PERIODS
Under this option, each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We


                                 14  PROSPECTUS
will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your representative or Allstate New York at 1-800-692-4682. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment....................................................    $10,000
Guarantee Period....................................................   5  years
Annual Interest Rate................................................      4.50%




                               END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................  $10,000.00
 X (1 +Annual Interest
 Rate)                     X 1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....              $10,450.00
 X (1 + Annual
 Interest Rate)                        X 1.045
                                    ----------
                                    $10,920.25
Contract Value at end
 of Contract Year.....                          $10,920.25
 X (1 + Annual
 Interest Rate)                                    X 1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 X (1 + Annual
 Interest Rate)                                                X 1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 X (1 + Annual
 Interest Rate)                                                             X 1.045
                                                                         ----------
                                                                         $12,461.82



TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a Withdrawal Charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the shortest Guarantee Period then being offered; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not


                                 15  PROSPECTUS
 adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. Withdrawal of earnings are taxed as ordinary income, and, if taken prior to age 591/2, may be subject to an additional tax penalty

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select the Automatic Laddering Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering the Automatic Laddering Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-692-4682.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the PREFERRED WITHDRAWAL AMOUNT, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Preferred Withdrawal Amount as described on page 19,  or

.. to satisfy the IRS minimum distribution rules for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


                                 16  PROSPECTUS

INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-692-4682, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or

                                 17 PROSPECTUS
excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

 . we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable
     Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..    we are  informed  by one or more of the  Portfolios  that  they  intend  to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..    the total dollar amount being transferred, both in the aggregate and in the transfer request;

..    the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..    whether  your  transfers  follow a pattern  that  appears  designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

..    whether the manager of the  underlying  Portfolio  has  indicated  that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..    the  investment   objectives  and/or  size  of  the  Variable   Sub-Account
     underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.



DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will


                                 18  PROSPECTUS
automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Balanced - Series I Sub-Account Variable Sub-Account and 60% to be in the Fidelity VIP Growth - Initial Class Sub-Account Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Balanced - Series I Sub-Account Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Balanced - Series I Sub-Account Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth - Initial Class Sub-Account Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may not use the Dollar Cost Averaging and automatic Portfolio Rebalancing programs at the same time.




EXPENSES
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As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account on a Contract Anniversary.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


                                 19  PROSPECTUS

TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE We may assess a Withdrawal Charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower. A schedule showing how the Withdrawal Charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the Withdrawal Charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the Withdrawal Charge by:

.. multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

.. the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a Withdrawal Charge in the following situations:

.. on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS required minimum distribution rules for the Contract; or

.. withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxable as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Withdrawals may also be subject to a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Portfolios. For a summary of the maximum and minimum amounts for these charges and expenses, see pages 7-8. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.



                                 20  PROSPECTUS

ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any Withdrawal Charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.


You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Withdrawal Charge and premium taxes.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in

                                 21  PROSPECTUS
writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years if you have designated only one annuitant or Income Plan 2 with guaranteed payments for 10 years if you have designated a joint Annuitant. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

INCOME PLAN 3 - GUARANTEED PAYMENT FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes, if any, from the Contract Value at the Payout Start Date. New York does not currently impose a premium tax.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed


                                 22  PROSPECTUS

Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any Market
  Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.



VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, if any, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by applicable law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate. For qualified plans, where it is appropriate, we may use income payment tables that do not distinguish on the basis of sex.


DEATH BENEFITS
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We will pay the death proceeds prior to the Payout Start Date on:

   (a) the death of any Contract Owner, or

  (b) the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death proceeds to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of a Contract owned by a non-living owner, upon the death of the Annuitant, we will pay the death proceeds to the current Contract Owner.

We will determine the value of the death proceeds as of the end of the Valuation Date on which we receive a complete request for settlement of the death proceeds. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

                                 23  PROSPECTUS

A complete request for settlement of the death proceeds must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

.. a certified copy of the death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


DEATH PROCEEDS
If we receive a complete request for settlement of the death proceeds within 180 days of the date of the death of any Contract Owner, or the death of the Annuitant, if the Contract is owned by a non-living owner, the death proceeds are equal to the Death Benefit described below. Otherwise, the death proceeds are equal to the greater of the Contract Value or the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

If we do not receive a complete request for settlement of the death proceeds within 180 days of the date of death, the death proceeds are equal to the greater of:

1) the Contract Value as of the date we determine the death proceeds; or

2) the Settlement Value as of the date we determine the death proceeds.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the Death Benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death proceeds, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death proceeds, or

3. the Contract Value on the Death Benefit Anniversary immediately preceding the date we receive a complete request for settlement of the death proceeds, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "DEATH BENEFIT ANNIVERSARY" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we receive a complete request for settlement of the death proceeds. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

(i) the date we determine the death benefit, or

(ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount,

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix C for an example representative of how the withdrawal adjustment applies.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges described in the "Contract Maintenance Charge" section above.




DEATH BENEFIT PAYMENTS
DEATH OF OWNER

1.  If your spouse is the sole surviving Contract Owner, or is the sole
Beneficiary:

  a. Your spouse may elect to receive the Death Proceeds in a lump sum; or

   b. Your spouse may elect to receive the Death Proceeds paid out under one of the Income Plans (described in "Income Payments" above), subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of your spouse; or

       ii. for a guaranteed number of payments from 5 to         50 years but
  not to exceed the life expectancy  of your  spouse;  or

      iii.  over the life of your spouse with a guaranteed   number of payments
  from 5 to 30 years but not to exceed the life expectancy of your spouse.

   c. If your spouse does not elect one of these options, the Contract will continue in the Accumulation

                                 24 PROSPECTUS

Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply: The Contract Value of the continued Contract will be the Death Proceeds. Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable Sub-accounts;

  ii. transfer all or a portion of the excess into the Fixed Account and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Payout Start Date, the Death Proceeds of the continued Contract will be described under "Death Benefit Amount."

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person or if there are multiple living-person new Contract Owners:

     a. The new Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. The new Contract Owner may elect to receive the Death Proceeds paid out under one of the Income Plans (described in "Income Payments" on page 21), subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of the new Contract Owner; or

      ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of the new Contract Owner; or

      iii. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c. If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

 If the new Contract Owner dies prior to the omplete liquidation of the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the new Contract Owner is a corporation or other type of non-living person:

     a. The new Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the Death Proceeds over the
 Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the new Contract Owner upon the death of the Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the Death Proceeds is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the following apply:

1. If the Contract Owner is a living person, then the Contract will continue with a new Annuitant, who will be:

     a. the youngest Contract Owner;  otherwise

     b. the youngest Beneficiary. You may change the Annuitant before the Payout Start Date.

 2. If the Contract Owner is a non-living person:

     a. The Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. If the Contract Owner does not elect the option above, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the money market Variable Sub-Account.
 Henceforth, the Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

                                 25  PROSPECTUS

We reserve the right to make additional options available to the Contract Owner upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the Death Proceeds is paid.




MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York. Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located 100 Motor Parkway, Hauppauge, New York 11788-5107. Our service center is located in Vernon Hills, Illinois.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life") , a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.




THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 26 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We

                                 26  PROSPECTUS
may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional portfolios. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios.

Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD.

Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments. These commissions are intended to cover distribution expenses. From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and


                                 27  PROSPECTUS

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. We no longer issue deferred annuities to employer sponsored qualified retirement plans.


LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.




                                 28  PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                 29  PROSPECTUS
announced that the regulations
do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any
                                 30  PROSPECTUS
premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all


                                 31  PROSPECTUS
countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 32  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer


                                 33  PROSPECTUS
identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do


                                 34  PROSPECTUS
 not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.


Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

.. A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

.. An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owner by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate New York no longer issues annuity contracts to employer sponsored qualified retirement plans. Contracts that have been previously sold to State and Local government and Tax-Exempt organization Deferred Compensation Plans will be administered consistent with the rules for contracts intended to qualify under Section 401(a).



ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate New York's annual report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000839759. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 82656, Lincoln, NE 68501-2656 (telephone: 1-800-692-4682).


                                 35  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


          For the period beginning January 1 and ending December 31,              2000      2001      2002      2003       2004
AIM V.I. BALANCED - SERIES I SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.154  $  8.881  $  7.270   $  8.354
 Accumulation Unit Value, End of Period                                          $10.154  $  8.881  $  7.270  $  8.354   $  8.870
 Number of Units Outstanding, End of Period                                       26,413   122,945   252,907   290,005    278,556
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.242  $  7.001  $  5.230   $  6.689
 Accumulation Unit Value, End of Period                                          $ 9.242  $  7.001  $  5.230  $  6.689   $  7.043
 Number of Units Outstanding, End of Period                                       10,595    65,809   134,666   161,621    175,396
AIM V.I. GOVERNMENT SECURITIES - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.807  $ 11.356  $ 12.290   $ 12.226
 Accumulation Unit Value, End of Period                                          $10.807  $ 11.356  $ 12.290  $ 12.226   $ 12.423
 Number of Units Outstanding, End of Period                                       12.496    51,574   205,419   280,241    227,477
AIM V.I. GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  8.338  $  5.443  $  3.710   $  4.809
 Accumulation Unit Value, End of Period                                          $ 8.338  $  5.443  $  3.710  $  4.809   $  5.139
 Number of Units Outstanding, End of Period                                       14,487    66,340   103,684   128,420    114,786
AIM V.I. HIGH YIELD - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  8.362  $  7.845  $  7.294   $  9.223
 Accumulation Unit Value, End of Period                                          $ 8.362  $  7.845  $  7.294  $  9.223   $ 10.132
 Number of Units Outstanding, End of Period                                        7,031    27,476    54,243    74,581    106,724
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  8.989  $  6,787  $  5.652   $  7.203
 Accumulation Unit Value, End of Period                                          $ 8.989  $  6.787  $  5.652  $  7.203   $  8.820
 Number of Units Outstanding, End of Period                                        6,197    51,835    95,690    96,516     92,690
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  8.980  $  7.754  $  5.339   $  6.595
 Accumulation Unit Value, End of Period                                          $ 8.980  $  7.754  $  5.339  $  6.595   $  6.889
 Number of Units Outstanding, End of Period                                       29,890   132,390   194,292   196,079    182,257
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.950  $  8.621  $  7.718   $  9.791
 Accumulation Unit Value, End of Period                                          $ 9.950  $  8.621  $  7.718  $  9.791   $ 11.165
 Number of Units Outstanding, End of Period                                       16,726    54,431   130,889   142,815    143,910
FIDELITY VIP EQUITY-INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.810  $ 10.145  $  8.320   $ 10.708
 Accumulation Unit Value, End of Period                                          $10.810  $ 10.145  $  8.320  $ 10.708   $ 11.794
 Number of Units Outstanding, End of Period                                        1,655    98,345   343,378   427,122    427,302
 FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.389  $  7.634  $  5.269   $  6.913
 Accumulation Unit Value, End of Period                                          $ 9.389  $  7.634  $  5.269  $  6.913   $  7.057
 Number of Units Outstanding, End of Period                                       12,984   111,676   271,819   292,079    287,423
FIDELITY VIP GROWTH OPPORTUNITIES - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.350  $  7.901  $  6.098   $  7.820
 Accumulation Unit Value, End of Period                                          $ 9.350  $  7.901  $  6.098  $  7.820   $  8.278
 Number of Units Outstanding, End of Period                                        4,746    23,416    49,139    63,281     75,230
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.314  $  7.251  $  5.707   $  8.081
 Accumulation Unit Value, End of Period                                          $ 9.314  $  7.251  $  5.707  $  8.081   $  9.068
 Number of Units Outstanding, End of Period                                        4,880    29,515    84,428    84,019     86,851

                                 36 PROSPECTUS

FTVIP TEMPLETON GLOBAL ASSET ALLOCATION - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.443  $  9.286  $  8.768   $ 11.425
 Accumulation Unit Value, End of Period                                          $10.443  $  9.286  $  8.768  $ 11.425   $ 13.055
 Number of Units Outstanding, End of Period                                          632    13,934    25,836    37,170     38,129
FTVIP TEMPLETON FOREIGN SECURITIES - CLASS 2 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.522  $  8.728  $  7.019   $  9.164
 Accumulation Unit Value, End of Period                                          $10.522  $  8.728  $  7.019  $  9.164   $ 10.276
 Number of Units Outstanding, End of Period                                        7,881    44,999   110,201   121,630    115,042
OPPENHEIMER AGGRESSIVE GROWTH/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.162  $  6.218  $  4.434   $  5.499
 Accumulation Unit Value, End of Period                                          $ 9.162  $  6.218  $  4.434  $  5.499   $  6.504
 Number of Units Outstanding, End of Period                                       10,578   137,154   289,514   301,948    293,993
OPPENHEIMER MAIN STREET/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.274  $  8.227  $  6.597   $  8.256
 Accumulation Unit Value, End of Period                                          $ 9.274  $  8.227  $  6.597  $  8.256   $  8.924
 Number of Units Outstanding, End of Period                                       35,354   173,074   401,718   494,003    512,442
OPPENHEIMER STRATEGIC BOND/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.320  $ 10.685  $ 11.336   $ 13.218
 Accumulation Unit Value, End of Period                                          $10.320  $ 10.685  $ 11.336  $ 13.218   $ 14.185
 Number of Units Outstanding, End of Period                                        8,730    96,313   220,809   276,973    263,324
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.249  $  7.071  $  4.962   $  6.174
 Accumulation Unit Value, End of Period                                          $ 9.249  $  7.071  $  4.962  $  6.174   $  6.475
 Number of Units Outstanding, End of Period                                       11.070    32,951    39,724    41,869     39,582
DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.409  $  8.159  $  6.255   $  7.929
 Accumulation Unit Value, End of Period                                          $ 9.409  $  8.159  $  6.255  $  7.929   $  8.663
 Number of Units Outstanding, End of Period                                       28,181   185,335   611,361   703,922    677,882
DREYFUS VIF - APPRECIATION: INITIAL SHARES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.931  $  8.894  $  7.314   $  8.752
 Accumulation Unit Value, End of Period                                          $ 9.931  $  8.894  $  7.314  $  8.752   $  9.079
 Number of Units Outstanding, End of Period                                        1,285    27,925    80,006    97,355     93,398
DREYFUS VIF - MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                         --        --        --  $ 10.000   $  8.752
 Accumulation Unit Value, End of Period                                               --        --        --  $  9.957   $  9.911
 Number of Units Outstanding, End of Period                                           --        --        --   398,378    329,692
WELLS FARGO ADVANTAGE ASSET ALLOCATION SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.012  $  9.198  $  7.916   $  9.544
 Accumulation Unit Value, End of Period                                          $10.012  $  9.198  $  7.916  $  9.544   $ 10.306
 Number of Units Outstanding, End of Period                                          667    13,021    54,392    66,680     59,351
WELLS FARGO ADVANTAGE EQUITY INCOME SUB-ACCOUNT ****
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 10.429  $  9.741  $  7.766   $  9.679
 Accumulation Unit Value, End of Period                                          $10.429  $  9.741  $  7.766  $  9.679   $ 10.617
 Number of Units Outstanding, End of Period                                          264     8,467    23,695    25,815     30,383
WELLS FARGO ADVANTAGE LARGE COMPANY CORE SUB-ACCOUNT *****
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.048  $  7.218  $  5.286   $  6.451
 Accumulation Unit Value, End of Period                                          $ 9.048  $  7.218  $  5.286  $  6.451   $  6.904
 Number of Units Outstanding, End of Period                                          390     4,893    20,443    40,250     55,986
DELAWARE VIP SMALL CAP VALUE - STANDARD CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $ 11.593  $ 12.802  $ 11.934   $ 16.732
 Accumulation Unit Value, End of Period                                          $11.593  $ 12.802  $ 11.934  $ 16.732   $ 20.073
 Number of Units Outstanding, End of Period                                        7,204    45,515   133,174   157,546    161,967
DELAWARE VIP TREND - STANDARD CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                                    $10.000  $  9.265  $  7.745  $  6.124   $  8.170
 Accumulation Unit Value, End of Period                                          $ 9.265  $  7.745  $  6.124  $  8.170   $  9.084
 Number of Units Outstanding, End of Period                                        5,514    24,184    80,076   112,774    114,856

                                 37  PROSPECTUS

* The Contracts were first offered on June 1, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative charge of 0.10%. All of the Variable Sub-Accounts, with the exception of the Dreyfus VIF - Money Market Sub-Account which was first offered on April 30, 2003, were first offered under the Contracts on June 1, 2000.

**Effective July 1, 2005, the AIM V.I. Balanced Fund -Series I will change its name to AIM V.I Basic Balanced Fund-Series I. Effective July 1, 2005, a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio will be made.

***Effective April 11, 2005 the Wells Fargo VT Asset Allocation Fund changed its name to Wells Fargo Advantage Asset Allocation Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

****Effective April 11, 2005 the Wells Fargo VT Equity Income Fund changed its name to Wells Fargo Advantage Equity Income Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

*****Effective April 11, 2005 the Wells Fargo VT Growth Fund changed its name to
   Wells Fargo Advantage Large Company Core Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.






                                 38  PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

J   = the Treasury Rate for a maturity equal to N years for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used.

"Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Free Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.






                                 39  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Guaranteed Interest Rate: 4.50%

5 Year Treasury Rate at the time the Guarantee Period is established:  4.50%

Full Surrender: End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.
                EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)

Step 1.  Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Preferred  .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market      I = 4.5%
 Value Adjustment:                J = 4.2%
                                  N = 730 days = 2
                                      --------
                                          365 days

                                 Market Value Adjustment Factor: .9 X (I - J) X
                                 N = .9 X (.045 - .042) X (730/365) = .0054

                                 Market Value Adjustment = Market Value
                                 Adjustment Factor X Amount Subject to Market
                                 Value Adjustment:
                                  = .0054 X ($11,411.66 - $1,500.00) = $53.32



                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract       $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Preferred   .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market       I = 4.5%
 Value Adjustment:                 J = 4.8%
                                   N = 730 days = 2
                                       --------
                                           365 days

                                  MARKET VALUE ADJUSTMENT FACTOR: .9 X (I - J)
                                  X N = .9 X (.045 - .048) X (730/365) = -.0054

                                  Market Value Adjustment = Market Value
                                  Adjustment Factor X Amount Subject to Market
                                  Value Adjustment:
                                   = -.0054 X ($11,411.66 - $1,500.00) =
                                  -$53.52





                                 40  PROSPECTUS

APPENDIX C
WITHDRAWAL ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000

              Death Benefit Amount
                                       Contract                  Contract    Death Benefit    Greatest
                                     Value Before  Transaction  Value After   Anniversary    Anniversary
    Date       Type of Occurrence     Occurrence     Amount     Occurrence       Value          Value
---------------------------------------------------------------------------------------------------------
   1/1/05          Issue Date               --       $50,000      $50,000       $50,000        $50,000
---------------------------------------------------------------------------------------------------------
   1/1/06     Contract Anniversary     $55,000            --      $55,000       $50,000        $55,000
---------------------------------------------------------------------------------------------------------
   7/1/06      Partial Withdrawal      $60,000       $15,000      $45,000       $37,500        $41,250
---------------------------------------------------------------------------------------------------------


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.


DEATH BENEFIT ANNIVERSARY VALUE DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                     (w)               $15,000
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                        (a)               $60,000
--------------------------------------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount Immediately Prior to Partial         (d)               $50,000
Withdrawal
--------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                           $12,500
                                                                        [(w)/(a)] X (d)
--------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                          $37,500
--------------------------------------------------------------------------------------------------------------

GREATEST ANNIVERSARY VALUE DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                     (w)               $15,000
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                        (a)               $60,000
--------------------------------------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount Immediately Prior to Partial         (d)               $55,000
Withdrawal
--------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                           $13,750
                                                                        [(w)/(a)] * (d)
--------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                          $41,250
--------------------------------------------------------------------------------------------------------------



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.


                                 41  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
        Purchase of Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
        Incontestability
--------------------------------------------------------------------------------
        Settlements
--------------------------------------------------------------------------------
        Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 42  PROSPECTUS

SELECTDIRECTIONS/SM/ VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
STREET ADDRESS: 2940 S. 84TH STREET, LINCOLN, NE 68506-4142
MAILING ADDRESS: P.O. BOX 82656, LINCOLN, NE 68501-2656
TELEPHONE NUMBER: 1-800-632-3492                PROSPECTUS DATED APRIL 30, 2005
 -------------------------------------------------------------------------------
Allstate Life Insurance Company of New York ("Allstate New York") is offering the SelectDirections/SM/ Variable Annuity, a group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 27 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives including 3 fixed accounts ("FIXED ACCOUNT") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Life of New York Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following underlying fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS:            MFS(R) VARIABLE INSURANCE TRUST(SM):
-----------------------------            ------------------------------------
AIM V.I. Capital Appreciation Fund -     MFS Research Bond Series - Initial
 Series I                                 Class*
AIM V.I. Core Equity Fund - Series I     MFS High Income Series - Initial Class
AIM V.I. Diversified Income Fund -       MFS Investors Trust Series - Initial
 Series I                                 Class
AIM V.I. International Growth Fund -     MFS New Discovery Series - Initial
 Series I                                 Class
AIM V.I. Premier Equity Fund - Series I
                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS:
FIDELITY(R) VARIABLE INSURANCE           -----------------------------------
------------------------------           Oppenheimer Core Bond Fund/VA **
 PRODUCTS:                               Oppenheimer Capital Appreciation
 ---------                                Fund/VA
Fidelity VIP Contrafund(R) Portfolio -   Oppenheimer Global Securities Fund/VA
 Initial Class                           Oppenheimer High Income Fund/VA
Fidelity VIP Growth Portfolio - Initial  Oppenheimer Main Street Small Cap
 Class                                    Fund/VA
Fidelity VIP High Income Portfolio -
 Initial Class                           VAN KAMPEN LIFE INVESTMENT TRUST:
Fidelity VIP Index 500 Portfolio -       ---------------------------------
 Initial Class                           Van Kampen LIT Comstock Portfolio,
Fidelity VIP Investment Grade Bond        Class I
 Portfolio - Initial Class               Van Kampen LIT Emerging Growth
Fidelity VIP Overseas Portfolio -         Portfolio, Class I
 Initial Class                           Van Kampen LIT Government Portfolio,
                                          Class I
                                         Van Kampen LIT Money Market Portfolio,
                                          Class I


*Effective May 1, 2005, the MFS Bond Series - Initial Class will change its name to MFS Research Bond Series - Initial Class.

**Effective Apil 29, 2005, the Oppenheimer Bond Fund/VA changed its name to Oppenheimer Core Bond Fund/VA.

WE (Allstate New York) have filed a Statement of Additional Information, dated April 30, 2005, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 41 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

                THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
  IMPORTANT     HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
   NOTICES      DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

                THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.





                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                           PAGE

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OVERVIEW
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  Important Terms                                                             3
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  The Contract at a Glance                                                    4
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  How the Contract Works                                                      6
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  Expense Table                                                               7
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  Financial Information                                                       9
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CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                                9
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  Purchases                                                                  10
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  Contract Value                                                             11
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  Investment Alternatives                                                    12
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     The Variable Sub-Accounts                                               12
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     The Fixed Account                                                       14
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     Transfers                                                               17
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  Expenses                                                                   19
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  Access To Your Money                                                       21
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  Income Payments                                                            22
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                                                                           PAGE

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  Death Benefits                                                             24
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OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                          26
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     Allstate New York                                                       26
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     The Variable Account                                                    26
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     The Portfolios                                                          27
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     The Contract                                                            27
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     Non-Qualified Annuities Held Within a Qualified Plan                    28
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     Legal Matters                                                           28
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  Federal Tax Matters                                                        29
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  Annual Reports and Other Documents                                         35
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APPENDIX A-ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION
UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS
WERE FIRST OFFERED                                                           38
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APPENDIX B -MARKET VALUE ADJUSTMENT                                          38
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APPENDIX C - WITHDRAWAL ADJUSTMENT EXAMPLE                                   40
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STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                        41
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                                 2  PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        PAGE

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Accumulation Phase                                                            6
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Accumulation Unit                                                            11
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Accumulation Unit Value                                                      11
--------------------------------------------------------------------------------
Allstate New York ("We" or "Us")                                              1
--------------------------------------------------------------------------------
Anniversary Values                                                           24
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Annuitant                                                                     9
--------------------------------------------------------------------------------
Automatic Additions Program                                                  10
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Automatic Portfolio Rebalancing Program                                      18
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Beneficiary                                                                   9
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Cancellation Period                                                           4
--------------------------------------------------------------------------------
Contract*                                                                     9
--------------------------------------------------------------------------------
Contract Anniversary                                                          5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                        9
--------------------------------------------------------------------------------
Contract Value                                                                5
--------------------------------------------------------------------------------
Contract Year                                                                 4
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Death Benefit Anniversary                                                    24
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Dollar Cost Averaging Program                                                18
--------------------------------------------------------------------------------
Due Proof of Death                                                           24
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Fixed Account                                                                14
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                                                                          PAGE
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Guarantee Periods                                                            15
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Income Plans                                                                 22
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Investment Alternatives                                                      12
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Issue Date                                                                    6
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Market Value Adjustment                                                      16
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Payout Phase                                                                  6
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Payout Start Date                                                             6
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Portfolios                                                                   27
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Preferred Withdrawal Amount                                                  20
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Right to Cancel                                                              11
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SEC                                                                           1
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Settlement Value                                                             24
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Systematic Withdrawal Program                                                21
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Tax Qualified Contracts                                                      32
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Treasury Rate                                                                16
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Valuation Dates                                                              11
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Variable Account                                                             26
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Variable Sub-Account                                                         12
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  *The SelectDirections/SM/ Variable Annuity is a group contract and your ownership is represented by certificates. References to "CONTRACT" in this prospectus include certificates, unless the context requires otherwise.




                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $3,000
                        ($2,000 for a "QUALIFIED CONTRACT" which is a Contract
                        issued with a qualified endorsement). You can add to
                        your Contract as often and as much as you like, but
                        each payment must be at least $100. You must maintain a
                        minimum account size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 10 days after
                        receipt (60 days if you are exchanging another contract
                        for the Contract described in this prospectus)
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.25% of
                          average daily net assets

                        .Annual contract maintenance charge of $30 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        .
                          State premium tax (New York currently does not impose
                          one).

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable
                        Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 27 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credits interest at
                          rates we guarantee), and

                        .24 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by:

                          . A I M Advisors, Inc.

                          . Fidelity Management & Research Company

                          . MFS(TM) Investment Management

                          . OppenheimerFunds, Inc.

                          . Van Kampen Asset Management

                        To find out current rates being paid on the Fixed
                        Account, or to find out how the Variable Sub-Accounts
                        have performed, please call us at 1-800-632-3492.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
                                  4 PROSPECTUS


 DEATH BENEFITS          If you die before the PAYOUT START DATE, we will pay
                        the death benefit described in the Contract.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. Transfers to
                        the Fixed Account must be at least $500.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        Contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals also are available under limited
                        circumstances on or after the Payout Start Date. In
                        general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                        Withdrawals taken during the Accumulation Phase are
                        generally considered to come from the earnings in the
                        Contract first.  If the Contract is tax-qualified,
                        generally all withdrawals are treated as distributions
                        of earnings.  Withdrawals of earnings are taxed as
                        ordinary income and, if taken prior to age 59 1/2, may
                        be subject to an additional 10% federal tax penalty. A
                        withdrawal charge and MARKET VALUE ADJUSTMENT also may
                        apply.
-------------------------------------------------------------------------------





                                 5  PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 27 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account. If you invest in the Fixed Account, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 22. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment




As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-632-3492 if you have any question about how the Contract works.


                                6  PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes are not reflected in the tables because New York currently does not impose premium taxes on annuities.


CONTRACT OWNER TRANSACTION EXPENSES


Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7+
 Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00**
-------------------------------------------------------------------------------------------------


  * Each Contract Year, you may withdraw up to 15% of purchase payments without incurring a Withdrawal Charge or a Market Value Adjustment.

  ** Applies solely to the thirteenth and subsequent transfers within a Contract
   Year, excluding transfers due to dollar cost averaging or automatic portfolio rebalancing. We are currently waiving the transfer fee.



The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                                 $30.00/(//1)/
-----------------------------------------------------------------------------------------------



(1) We will waive this charge in certain cases.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.15%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.25%
-------------------------------------------------------------------------------




PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees, and                0.10%                         1.14%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2004.


                                  7 PROSPECTUS

EXAMPLES

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLES DO NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below, because of variations in a Portfolio's expense ratio from year to year.

                                                    1Year           3Years          5Years          10Years
--------------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual Portfolio          $785          $1,181          $1,601           $3,015
Expenses
--------------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual Portfolio          $678          $  859          $1,059           $1,911
Expenses
--------------------------------------------------------------------------------------------------------------



EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                          1Year          3Years           5Years          10Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $275           $841           $1,431           $3,015
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $168           $519           $  889           $1,911
Portfolio Expenses
------------------------------------------------------------------------------------




PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTANENCE CHARGE OF $30 EACH YEAR.



                                  8 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date the Contracts were first offered. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Allstate New York also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The SelectDirections/SM/ Variable Annuity is a contract between you, the Contract Owner, and Allstate New York, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Owner. If there is no surviving Owner, the new Contract Owner will be the Beneficiary(ies) as described in the Beneficiary provision. The new Contract Owner may exercise the rights and privileges provided by the Contract, except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner's rights will be subject to any restrictions previously placed upon the Beneficiary.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Owner is a Grantor Trust, the Contract Owner will be considered a non-living person for purposes of the Death of Owner and Death of Annuitant provisions of your Contract. The maximum age of the oldest Contract Owner cannot exceed 85 as of the date we receive the completed application. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can alo be purchased as an IRA or TSA (also known as 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract.


ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The maximum age of the oldest Annuitant cannot exceed 85 as of the date we receive the completed application. If the Contract Owner is a living person you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date.

If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner, if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. See "Death Benefits" on page 24. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary


                                 9  PROSPECTUS

Beneficiaries predecease the sole surviving Contract Owner.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form, whether or not the Annuitant is living when we receive the notice. Each change is subject to any payment made by us or any other action we take before we accept the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you do not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you, we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only an Allstate New York officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of qualified plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $100 ($500 for allocation to the Fixed Account or the Dollar Cost Averaging Fixed Account) or more. You may make purchase payments at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments, or reduce the minimum purchase payment we will accept. We reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $100 ($500 for allocation to the Fixed Account) by automatically transferring amounts from your bank account. Please consult with your Personal Financial Representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive, in good order, written notice of the change.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service


                                 10  PROSPECTUS
center located in Lincoln, Nebraska (mailing address: P.O. Box 82656, Lincoln, NE 68501-2656).

We are open for business each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 10 day period after you receive the Contract (60 days if you are exchanging another contract for the Contract described in this prospectus). You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. Upon cancellation, as permitted by federal or state law, we will return your purchase payments allocated to the Variable Account after an adjustment to the extent federal or state law permits to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to the initial purchase payment. Your Contract Value at any other time during the Accumulation Phase is equal to the sum of the value as of the most recent Valuation Date of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                 11  PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 24 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:               EACH PORTFOLIO SEEKS:         INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Capital         Growth of capital
 Appreciation Fund -
 Series I*
-------------------------------------------------------
AIM V.I. Core Equity     Growth of capital
 Fund - Series I*
-------------------------------------------------------A I M ADVISORS, INC.
AIM V.I. Diversified     High level of current income
 Income Fund - Series
 I*
-------------------------------------------------------
AIM V.I. International   Long-term growth of capital
 Growth Fund - Series
 I*
-------------------------------------------------------------------------------
AIM V.I. Premier Equity  Long-term growth of capital
 Fund - Series I*         with income as a secondary
                          objective
-------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP             Long-term capital
 Contrafund(R)            appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP Growth      To achieve capital
 Portfolio - Initial      appreciation.
 Class
-------------------------------------------------------
Fidelity VIP High        High level of current
 Income Portfolio -       income, while also
 Initial Class            considering growth of        FIDELITY MANAGEMENT &
                          capital.                     RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP Index 500   Investment results that
 Portfolio - Initial      correspond to the total
 Class                    return of common stocks
                          publicly traded in the
                          United States, as
                          represented by the Standard
                          & Poor's 500(SM) Index (S&P
                          500(R)).
-------------------------------------------------------
Fidelity VIP Investment  As high a level of current
 Grade Bond Portfolio -   income as is consistent
 Initial Class            with the preservation of
                          capital.                     ------------------------
-------------------------------------------------------
Fidelity VIP Overseas    Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Research Bond        To provide total return
 Series - Initial         (high current income and
 Class**                  long-term growth of
                          capital)
-------------------------------------------------------
MFS High Income Series   High current income by
 - Initial Class          investing primarily in a
                          professionally managed       MFS(TM) INVESTMENT
                          diversified portfolio of     MANAGEMENT
                          fixed income securities,
                          some of which may involve
                          equity features
-------------------------------------------------------
MFS Investors Trust      To provide long-term growth
 Series - Initial Class   of capital and secondarily
                          to provide reasonable
                          current income
-------------------------------------------------------------------------------
MFS New Discovery        Capital appreciation.
 Series - Initial Class
-------------------------------------------------------

                                 12 PROSPECTUS


OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Core Bond    High level of current
 Fund/VA***               income. As a secondary
                          objective, the Portfolio
                          seeks capital appreciation
                          when consistent with its
                          primary objective.
-------------------------------------------------------
Oppenheimer Capital      Capital appreciation by
 Appreciation Fund/VA     investing in securities of
                          well-known, established
                          companies.
-------------------------------------------------------
Oppenheimer Global       Long-term capital             OPPENHEIMERFUNDS, INC.
 Securities Fund/VA       appreciation by investing a
                          substantial portion of
                          assets in securities of
                          foreign issuers,
                          growth-type companies,
                          cyclical industries and
                          special situations that are
                          considered to have
                          appreciation possibilities.
-------------------------------------------------------
Oppenheimer High Income  A high level of current
 Fund/VA                  income from investment in
                          high-yield fixed-income
                          securities.                  ------------------------
-------------------------------------------------------
Oppenheimer Main Street  Capital appreciation.
 Small Cap Fund/VA
-------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT Comstock  Capital growth and income
 Portfolio, Class I       through investments in
                          equity securities,
                          including common stocks,
                          preferred stocks and
                          securities convertible into
                          common and preferred
                          stocks.                      VAN KAMPEN ASSET
-------------------------------------------------------MANAGEMENT
Van Kampen LIT Emerging  Capital appreciation.
 Growth Portfolio,
 Class I
-------------------------------------------------------
Van Kampen LIT           High current return
 Government Portfolio,    consistent with
 Class I                  preservation of capital
-------------------------------------------------------
Van Kampen LIT Money     Protection of capital and
 Market Portfolio,        high current income through  ------------------------
 Class I                  investments in money market
                          instruments.
-------------------------------------------------------




                                 14  PROSPECTUS

*The Portfolio's investment objective(s) may be changed by the Portfolio's Board of Trustees without shareholder approval.

**Effective May 1, 2005, the MFS Bond Series-Initial Class will change its name to MFS Research Bond Series-Initial Class. In addition, the Portfolio's objective will change as described above.

***Effective April 29, 2005, the Oppenheimer Bond Fund/VA changed its name to Oppenheimer Core Bond Fund/VA. The Portfolio's objective has not changed.



AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

                                  13 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

SIX MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

Under this Option, you may establish a Dollar Cost Averaging Program allocating purchase payments to the Six Month Dollar Cost Averaging Fixed Account Option ("Six Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for six months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Six Month DCA Fixed Account Option. You must transfer all of your money out of the Six Month DCA Fixed Account Option to the Variable Sub-Accounts in six equal monthly installments. If you discontinue the Six Month DCA Fixed Account Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen LIT Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Van Kampen LIT Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen LIT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 19.

TWELVE MONTH DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

Under this Option, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Twelve Month Dollar Cost Averaging Fixed Account Option ("Twelve Month DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for twelve months at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound at the annual interest rate we guaranteed at the time of allocation.

We will follow your instructions in transferring amounts monthly from the Twelve Month DCA Fixed Account Option. You must transfer all of your money out of the Twelve Month DCA Fixed Account Option to the Variable Sub-Accounts in twelve equal monthly installments. If you discontinue the Dollar Cost Averaging Option before the end of the transfer period, we will transfer the remaining balance in this Option to the Van Kampen LIT Money Market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve Month DCA Fixed Account.

For each purchase payment allocated to this Option, your first monthly transfer will occur at the end of the first month following such purchase payment. If we do not receive an allocation from you within one month of the date of payment, we will transfer the payment plus associated interest to the Van Kampen LIT Money Market Variable Sub-Account in equal monthly installments. Transferring Account Value to the Van Kampen LIT Money Market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 19.

At the end of the transfer period, any nominal amounts remaining in the Six Month Dollar Cost Averaging Fixed Account or the Twelve Month Term Dollar Cost Averaging Fixed Account will be allocated to the Van Kampen LIT Money Market Variable Sub-Account.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

INVESTMENT RISK

We bear the investment risk for all amounts allocated to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six Month DCA Fixed Account Option and the Twelve Month DCA Fixed Account Option. For current rate information, please contact your representative or our customer support unit at 1-800-632-3492.


                                 14 PROSPECTUS

GUARANTEE PERIODS
Under this option, each payment or transfer allocated to the Fixed Account earns interest at a specified rate that we guarantee for a period of years we call a Guarantee Period. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select one or more Guarantee Periods for each purchase payment or transfer. If you do not select the Guarantee Period for a purchase payment or transfer, we will assign the shortest Guarantee Period available under the Contract for such payment or transfer.


                                 16  PROSPECTUS

Each payment or transfer allocated to a Guarantee Period must be at least $500. We reserve the right to limit the number of additional purchase payments that you may allocate to the Fixed Account. Please consult with your Personal Financial Representative for more information.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your Personal Financial Representative or Allstate New York at 1-800-632-3492. The interest rate will never be less than the minimum guaranteed amount stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to the Fixed Account would grow, given an assumed Guarantee Period and effective annual interest rate:

Purchase Payment....................................................    $10,000
Guarantee Period....................................................    5 years
Annual Interest Rate................................................      4.50%


Total Interest Credited During Guarantee Period = $2,461.82 ($12,461.82-$10,000)

END OF CONTRACT YEAR

                                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                                        ----------  ----------  ----------  ----------  ------------
Beginning Contract Value..............  $10,000.00
 X (1 + Annual Interest Rate)              X 1.045
                                        ----------
                                        $10,450.00
Contract Value at end of Contract Year              $10,450.00
 X (1 + Annual Interest                                X 1.045
                                                    ----------
                                                    $10,920.25
Contract Value at end of Contract Year                          $10,920.25
 X (1 + Annual Interest Rate)                                      X 1.045
                                                                ----------
                                                                $11,411.66
Contract Value at end of Contract Year                                      $11,411.66
 X (1 + Annual Interest Rate)                                                  X 1.045
                                                                            ----------
                                                                            $11,925.19
Contract Value at end of Contract Year                                                   $11,925.19
 X (1 + Annual Interest Rate)                                                               X 1.045
                                                                                        -----------
                                                                                         $12,461.82


This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you may be required to pay a Withdrawal Charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

                                  15 PROSPECTUS

RENEWALS. At least 15 but not more than 45 days prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) take no action. We will automatically apply your money to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the Shortest Guarantee Period then being offered; or

4) withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Unless you specify otherwise, amounts not withdrawn will be applied to a new Guarantee Period of the shortest duration available. The new Guarantee Period will begin on the day the previous Guarantee Period ends. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Under our automatic laddering program ("Automatic Laddering Program"), you may choose, in advance, to use Guarantee Periods of the same length for all renewals. You can select the Automatic Laddering Program at any time during the Accumulation Phase, including on the Issue Date. We will apply renewals to Guarantee Periods of the selected length until you direct us in writing to stop. We may stop offering the Automatic Laddering Program at any time. For additional information on the Automatic Laddering Program, please call our customer service center at 1-800-632-3492.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Preferred Withdrawal Amount, and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also applies when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless paid or applied during the 30 day period after such Guarantee Period expires). A positive Market Value Adjustment will apply to amounts currently invested in a Guarantee Period that are paid out as death benefits. We will not apply a Market Value Adjustment to a transfer you make as part of a Dollar Cost Averaging Program. We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Preferred Withdrawal Amount as described on page 20, or

.. to satisfy the IRS minimum distribution rules for a qualified Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the time remaining in the Guarantee Period when you remove your money. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a higher amount payable to you or transferred. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable Treasury Rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 2 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 2 year Treasury Rate is 4.80%, then the Market Value Adjustment will be

                                 16  PROSPECTUS
negative, which will result in a
decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.



INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. The minimum amount that you may transfer into a Guarantee Period is $500. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Portfolio on the same day as one transfer. Transfers you make as part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program do not count against the 12 free transfers per Contract Year.

We will process transfer requests that we receive before 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 4:00 p.m. Eastern Time (3:00 p.m. Central Time) on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account for up to 6 months from the date we receive your request. If we decide to postpone transfers from the Fixed Account for 10 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after such Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment. If any transfer reduces your value in such Guarantee Period to less than $500, we will treat the request as a transfer of the entire value in such Guarantee Period.

We reserve the right to waive any transfer fees and restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-632-3492, if you first send us a completed authorization form. The cut off-time for telephone transfer requests is 4:00 p.m. Eastern Time (3:00 p.m. Central Time). In the event that the New York Stock Exchange closes early, i.e., before 4:00 p.m. Eastern Time (3:00 p.m. Central Time), or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


MARKET TIMING & EXCESSIVE TRADING
 The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

                                  17 PROSPECTUS

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, not all market timing or excessive trading is identifiable or preventable. Imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it first occurs. To the extent that such trading activity occurs prior to detection and the imposition of trading restrictions, the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a sub-account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-account underlying portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying portfolio has indicated that the transfers interfere with portfolio management or otherwise adversely impact the portfolio; and

.. the investment objectives and/or size of the Sub-account underlying portfolio.

If we determine that a contract owner has engaged in market timing or excessive trading activity, we will restrict that contract owner from making future additions or transfers into the impacted Sub-account(s). If we determine that a contract owner has engaged in a pattern of market timing or excessive trading activity involving multiple Sub-accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight
delivery.   Any Sub-account or transfer restrictions will be uniformly applied.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.




DOLLAR COST AVERAGING PROGRAM
Through the Dollar Cost Averaging Program, you may automatically transfer a set amount every month during the Accumulation Phase from any Variable Sub-Account, the Six Month Dollar Cost Averaging Fixed Account, or the Twelve Month Dollar Cost Averaging Fixed Account, to any other Variable Sub-Account. You may not use dollar cost averaging to transfer amounts to the Fixed Account.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Variable Sub-Account may cause a shift in the percentage you allocated to each Variable Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will

                                  18 PROSPECTUS
automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Capital Appreciation Variable Sub-Account and 60% to be in the Fidelity VIP Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Capital Appreciation Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Capital Appreciation Variable Sub-Account and use the money to buy more units in the Fidelity VIP Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may not use the Dollar Cost Averaging and the Automatic Portfolio Rebalancing programs at the same time.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is for the cost of maintaining each Contract and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all of your money is allocated to the Fixed Account on a Contract Anniversary.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

                                  19 PROSPECTUS

WITHDRAWAL  CHARGE
We may assess a Withdrawal Charge of up to 7% of the purchase payment(s) you withdraw in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment. The charge declines by 1% annually to 0% after 7 complete years from the day we receive the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the Withdrawal Charge percentage in effect on the date of the withdrawal, or the Withdrawal Charge percentage in effect on the following day, whichever is lower. A schedule showing how the Withdrawal Charge declines appears on page 7. During each Contract Year, you can withdraw up to 15% of purchase payments without paying the Withdrawal Charge. Unused portions of this 15% "PREFERRED WITHDRAWAL AMOUNT" are not carried forward to future Contract Years.

We determine the Withdrawal Charge by:

.. multiplying the percentage corresponding to the number of complete years since we received the purchase payment being withdrawn, times

.. the part of each purchase payment withdrawal that is in excess of the Preferred Withdrawal Amount, adjusted by a Market Value Adjustment.

We will deduct Withdrawal Charges, if applicable, from the amount paid. For purposes of the Withdrawal Charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a Withdrawal Charge in the following situations:

.. on the Payout Start Date (a Withdrawal Charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS required minimum distribution rules for the Contract; or

.. withdrawals made after all purchase payments have been withdrawn.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Withdrawals may also be subject to a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.


PREMIUM TAXES
Currently, we do not make deductions for premium taxes under the Contract because New York does not charge premium taxes on annuities. We may deduct taxes that may be imposed in the future from purchase payments or the Contract Value when the tax is incurred or at a later time.


DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently making a provision for such taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Federal Tax Matters section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of the maximum and minimum amounts for these charges and expenses, see pages 8-9. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

                                 20 PROSPECTUS

ACCESS TO YOUR MONEY
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You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Full or partial withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 22.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our customer service center, adjusted by any Market Value Adjustment, less any Withdrawal Charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Withdrawal Charge and premium taxes.

Withdrawals taken during the Accumulation Phase are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, you must return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account for up to 6 months or a shorter period if required by law. If we delay payment or transfer for 10 business days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or the Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the amount in any Guarantee Period to less than $500, we will treat it as a request to withdraw the entire amount invested in such Guarantee Period. If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract.
 Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                                 21 PROSPECTUS

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your money to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years if you have designated only one Annuitant, or Income Plan 2 with guaranteed payments for 10 years if you have designated joint Annuitants. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. The number of months guaranteed may be 0 months, or range from 60 to 360 months.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets that support variable income payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You will also have a limited ability to make transfers from the Variable Account portion of the income payments to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any

                                 22 PROSPECTUS
portion of your right to receive fixed income payments into variable income payments. We deduct applicable premium taxes, if any, from the Contract Value at the Payout Start Date. New York does not currently impose a Premium Tax.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any Market
  Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolio and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from the Fixed Account for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in the Fixed Account on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time as state law may require. If we defer payments for 10 business days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


                                  23 PROSPECTUS

DEATH BENEFITS
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We will pay the death proceeds prior to the Payout Start Date on:

   (a) the death of any Contract Owner, or

  (b) the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death proceeds to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of a Contract owned by a non-living owner, upon the death of the Annuitant, we will pay the death proceeds to the current Contract Owner.

We will determine the value of the death proceeds as of the end of the Valuation Date on which we receive a complete request for settlement of the death proceeds. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for settlement of the death proceeds must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

.. a certified copy of the death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.

DEATH PROCEEDS If we receive a complete request for settlement of the death proceeds within 180 days of the date of the death of any Contract Owner, or the death of the Annuitant, if the Contract is owned by a non-living owner, the death proceeds are equal to the Death Benefit described below. Otherwise, the death proceeds are equal to the greater of the Contract Value or the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180-day period in which the death proceeds will equal the Death Benefit as described below. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

If we do not receive a complete request for settlement of the death proceeds within 180 days of the date of death, the death proceeds are equal to the greater of:

1) the Contract Value as of the date we determine the death proceeds; or

2) the Settlement Value as of the date we determine the death proceeds.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the Death Benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death proceeds, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death proceeds, or

3. the Contract Value on the Death Benefit Anniversary immediately preceding the date we receive a complete request for settlement of the death proceeds, adjusted by any purchase payments, withdrawal adjustment as defined below, and charges made since that Death Benefit Anniversary. A "DEATH BENEFIT ANNIVERSARY" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries, or

4. the greatest of the Anniversary Values as of the date we receive a complete request for settlement of the death proceeds. An "ANNIVERSARY VALUE" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by the amount of any withdrawal adjustment, as defined below, since that anniversary. Anniversary Values will be calculated for each Contract Anniversary prior to the earlier of:

(i) the date we determine the death benefit, or

(ii) the deceased's 75th birthday or 5 years after the Issue Date, if later.

The withdrawal adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount,

  (b) = the Contract Value immediately prior to the withdrawal, and

  (c) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix C for an example representative of how the withdrawal adjustment applies.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guarantee Period. Also, the Settlement Value will reflect the deduction of any applicable Withdrawal Charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges described in the "Contract Maintenance Charge" section above.


DEATH BENEFIT PAYMENTS
DEATH OF OWNER

                                  24 PROSPECTUS

1.  If your spouse is the sole surviving Contract Owner, or is the sole
 Beneficiary:

  a. Your spouse may elect to receive the Death Proceeds in a lump sum; or

   b. Your spouse may elect to receive the Death Proceeds paid out under one of the Income Plans (described in "Income Payments" above), subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of your spouse; or

       ii. for a guaranteed number of payments from 5 to         50 years but
  not to exceed the life  expectancy  of your  spouse;  or

      iii.  over the life of your spouse with a guaranteed   number of  payments
   from 5 to 30 years  but not to exceed  the life expectancy  of your spouse.

   c. If your spouse does not elect one of these options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply: The Contract Value of the continued Contract will be the Death Proceeds. Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable Sub-accounts;

  ii. transfer all or a portion of the excess into the Fixed Account and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge or Market Value Adjustment.

Prior to the Payout Start Date, the Death Proceeds of the continued Contract will be described under "Death Benefit Amount."

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a living person or if there are multiple living-person new Contract Owners:

     a. The new Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. The new Contract Owner may elect to receive the Death Proceeds paid out under one of the Income Plans (described in "Income Payments" on page 22) , subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of the new Contract Owner; or

      ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of the new Contract Owner; or

      iii. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c. If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

 If the new Contract Owner dies prior to the complete liquidation of the Contract Value, then the new Contract Owner's named
Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

                                  25 PROSPECTUS

3. If the new Contract Owner is a corporation or other type of non-living person:

     a. The new Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the Death Proceeds over the
 Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the new Contract Owner upon the death of the Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the Death Proceeds is paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the following apply:

1. If the Contract Owner is a living person, then the Contract will continue with a new Annuitant, who will be:

     a. the  youngest  Contract  Owner;  otherwise

     b. the youngest Beneficiary. You may change the Annuitant before the Payout Start Date.

 2. If the Contract Owner is a non-living person:

     a. The Contract Owner may elect to receive the Death Proceeds in a lump sum; or

     b. If the Contract Owner does not elect the option above, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the Death Proceeds as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the Death Proceeds (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract Owner, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the money market
Variable Sub-Account. Henceforth, the Contract Owner may make transfers (as described in "Transfers During the Payout Phase" on page 18) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to make additional  options  available  to the  Contract
 Owner  upon  the  death of the Annuitant.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant's death to the date on which the Death Proceeds is paid.




MORE INFORMATION
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ALLSTATE NEW YORK
Allstate New York is the issuer of the Contract. Allstate New York is a stock life insurance company organized under the laws of the State of New York.

Allstate New York was incorporated in 1967 and was known as "Financial Life Insurance Company" from 1967 to 1978. From 1978 to 1984, Allstate New York was known as "PM Life Insurance Company." Since 1984 the company has been known as "Allstate Life Insurance Company of New York."

Allstate New York is currently licensed to operate in New York. Our home office is located at 100 Motor Parkway, Hauppauge, New York 11788-5107.

Allstate New York is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. With the exception of the directors' qualifying shares, all of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.


THE VARIABLE ACCOUNT
Allstate New York established the Allstate Life of New York Separate Account A on December 15, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the

                                  26 PROSPECTUS
management of the Variable Account or Allstate New York.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under New York law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Allstate New York.

The Variable Account consists of multiple Variable Sub-Accounts, 24 of which are available through the Contracts. Each Variable Sub-Account invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment portfolio. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional Portfolios. We will notify you in advance of any changes.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to Variable Accounts underlying both variable life insurance and variable annuity contracts.

It is conceivable that in the future it may be unfavorable for variable life insurance Variable Accounts and variable annuity Variable Accounts to invest in the same Portfolio. The boards of directors of these Portfolios monitor for possible conflicts among Variable Accounts buying shares of the Portfolios.

Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a Variable Account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors may require a Variable Account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a Variable Account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD, Inc.

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to

                                  27 PROSPECTUS
broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales to broker-dealers will not exceed 8.5% of any purchase payments.

These commissions are intended to cover distribution expenses.

From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

Allstate New York does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. The annual statement details values and specific Contract data for each particular Contract. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitaitons on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life Insurance Company of New York no longer issues deferred annuities to employer spnsored qualified retirement plans.


LEGAL MATTERS
All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Allstate New York's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate New York.


                                 28 PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE NEW YORK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
Allstate New York is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate New York, and its operations form a part of Allstate New York, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate New York believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate New York does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate New York does not intend to make provisions for any such taxes. If Allstate New York is taxed on investment income or capital gains of the Variable Account, then Allstate New York may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate New York is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate New York does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department
                                  29 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate New York does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any

                                  30 PROSPECTUS
premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


PARTIAL EXCHANGES. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate New York (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate New York is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all

                                  31 PROSPECTUS
countries nor do
all tax treaties provide an exclusion or lower withholding rate for annuities.

 TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

.. Individual Retirement Annuities (IRAs) under Code Section 408(b);

.. Roth IRAs under Code Section 408A;

.. Simplified Employee Pension (SEP IRA) under Code Section 408(k);

.. Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section
  408(p);

.. Tax Sheltered Annuities under Code Section 403(b);

.. Corporate and Self Employed Pension and Profit Sharing Plans under Code
  Section 401; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Code Section 457.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate New York no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate New York can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate New York does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.


                                 32  PROSPECTUS

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate New York reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made after separation from service after age 55 (does not apply to IRAs),

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (applies only for IRAs),

.. made for qualified higher education expenses (applies only for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.


INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate New York is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate New York is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate New York is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate New York as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien or to certain other 'foreign persons'. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer


                                 33  PROSPECTUS
identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. severs employment,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate New York is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do


                                 34  PROSPECTUS
not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).



ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Allstate New York's Annual Report on Form 10-K for the year ended December 31, 2004, is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000839759. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Customer Service, P.O. Box 82656, Lincoln, NE 68501-2656 (telephone: 1-800-632-3492).


                                 35  PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


   For the period beginning January 1 and ending December 31,      2000      2001      2002      2003       2004
AIM V.I. CAPITAL APPRECIATION - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   7.63  $  5.779  $  4.317   $  5.521
 Accumulation Unit Value, End of Period                           $  7.63  $  5.779  $  4.317  $  5.521   $  5.813
 Number of Units Outstanding, End of Period                         1,991    35,576    91,317   117,184    160,308
AIM V.I. CORE EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.18  $  6.231  $  5.195   $  6.382
 Accumulation Unit Value, End of Period                           $  8.18  $  6.231  $  5.195  $  6.382   $  6.868
 Number of Units Outstanding, End of Period                         1,488    34,966    62,419    79,425     94,314
AIM V.I. DIVERSIFIED INCOME - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.99  $ 10.223  $ 10.328   $ 11.141
 Accumulation Unit Value, End of Period                           $  9.99  $ 10.223  $ 10.328  $ 11.141   $ 11.555
 Number of Units Outstanding, End of Period                           364     5,443    24,375    33,509     47,763
AIM V.I. INTERNATIONAL GROWTH - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.66  $  6.538  $  5.444   $  9.938
 Accumulation Unit Value, End of Period                           $  8.66  $  6.538  $  5.444  $  9.938   $  8.496
 Number of Units Outstanding, End of Period                           305    11,638    15,358    20,763     28,603
AIM V.I. PREMIER EQUITY - SERIES I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.67  $  7.482  $  5.153   $  6.365
 Accumulation Unit Value, End of Period                           $  8.67  $  7.482  $  5.153  $  6.365   $  6.648
 Number of Units Outstanding, End of Period                        21,939    71,223   158,710   177,633    197,713
FIDELITY VIP CONTRAFUND(R) - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.39  $  8.138  $  7.285   $  9.242
 Accumulation Unit Value, End of Period                           $  9.39  $  8.138  $  7.285  $  9.242   $ 10.539
 Number of Units Outstanding, End of Period                         2,196    31,995    97,646   147,589    197,911
FIDELITY VIP GROWTH - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.53  $  6.934  $  4.786   $  6.279
 Accumulation Unit Value, End of Period                           $  8.53  $  6.934  $  4.786  $  6.279   $  6.410
 Number of Units Outstanding, End of Period                        27,151    90,481   208,536   257,920    354,754
FIDELITY VIP HIGH INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.40  $  7.317  $  7.474   $  9.393
 Accumulation Unit Value, End of Period                           $  8.40  $  7.317  $  7.474  $  9.393   $ 10.166
 Number of Units Outstanding, End of Period                            33    20,582    43,029    63,385    103,282
FIDELITY VIP INDEX 500 - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.04  $  7.845  $  6.025   $  7.640
 Accumulation Unit Value, End of Period                           $  9.04  $  7.845  $  6.025  $  7.640   $  8.345
 Number of Units Outstanding, End of Period                             0    67,571   215,402   267,570    404,671
 FIDELITY VIP INVESTMENT GRADE BOND - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $  10.44  $ 11.179  $ 12.181   $ 12.655
 Accumulation Unit Value, End of Period                           $ 10.44  $ 11.179  $ 12.181  $ 12.655   $ 13.054
 Number of Units Outstanding, End of Period                           132    26,618   143,699      202,    195,735
FIDELITY VIP OVERSEAS - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.97  $  6.982  $  5.496   $  7.781
 Accumulation Unit Value, End of Period                           $  8.97  $  6.982  $  5.496  $  7.781   $  8.732
 Number of Units Outstanding, End of Period                            92    25,188    36,513    43,249     52,535
MFS RESEARCH BOND - INITIAL CLASS SUB-ACCOUNT **
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $  10.39  $ 11.150  $ 11.993   $ 12.949
 Accumulation Unit Value, End of Period                           $ 10.39  $ 11.150  $ 11.993  $ 12.949   $ 13.563
 Number of Units Outstanding, End of Period                             0    18,271   100,799   121,895    110,249

                                 36 PROSPECTUS

MFS HIGH INCOME - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.22  $  9.298  $  9.417   $ 10.969
 Accumulation Unit Value, End of Period                           $  9.22  $  9.298  $  9.417  $ 10.969   $ 11.823
 Number of Units Outstanding, End of Period                           108    10,338     9,733    15,277     49,548
MFS INVESTORS TRUST - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.73  $  8.078  $  6.305   $  7.605
 Accumulation Unit Value, End of Period                           $  9.73  $  8.078  $  6.305  $  7.605   $  8.363
 Number of Units Outstanding, End of Period                             0    27,560    73,504    87,690    114,180
MFS NEW DISCOVERY - INITIAL CLASS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.89  $  8.336  $  5.628   $  7.432
 Accumulation Unit Value, End of Period                           $  8.89  $  8.336  $  5.628  $  7.432   $  7.817
 Number of Units Outstanding, End of Period                         6,891    19,369    66,020    77,933     86,243
OPPENHEIMER CORE BOND/VA SUB-ACCOUNT ***
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $  10.20  $ 10.857  $ 11.695   $ 12.332
 Accumulation Unit Value, End of Period                           $ 10.20  $ 10.857  $ 11.695  $ 12.332   $ 12.847
 Number of Units Outstanding, End of Period                             0    25,776   106,484   121,184    143,175
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.95  $  7.723  $  5.578   $  7.213
 Accumulation Unit Value, End of Period                           $  8.95  $  7.723  $  5.578  $  7.213   $  7.617
 Number of Units Outstanding, End of Period                            91   107,889   186,591   237,209    299,956
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.63  $  8.363  $  6.431   $  9.082
 Accumulation Unit Value, End of Period                           $  9.63  $  8.363  $  6.431  $  9.082   $ 10.687
 Number of Units Outstanding, End of Period                             0    41,075    84,628   108,776    130,413
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   9.46  $  9.520  $  9.176   $ 11.232
 Accumulation Unit Value, End of Period                           $  9.46  $  9.520  $  9.176  $ 11.232   $ 12.087
 Number of Units Outstanding, End of Period                             0    23,570    52,432    63,049     95,050
OPPENHEIMER MAIN STREET SMALL CAP/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   8.73  $  8.589  $  7.146   $ 10.187
 Accumulation Unit Value, End of Period                           $  8.73  $  8.589  $  7.146  $ 10.187   $ 12.013
 Number of Units Outstanding, End of Period                           240    22,387    77,910   119,444    164,702
VAN KAMPEN LIT COMSTOCK, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $  11.58  $ 11.154  $  8.894   $ 11.505
 Accumulation Unit Value, End of Period                           $ 11.58  $ 11.154  $  8.894  $ 11.505   $ 13.379
 Number of Units Outstanding, End of Period                           337    38,811   117,684   175,133    232,285
VAN KAMPEN LIT EMERGING GROWTH, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $   7.47  $  5.053  $  3.369   $  4.237
 Accumulation Unit Value, End of Period                           $  7.47  $  5.053  $  3.369  $  4.237   $  4.478
 Number of Units Outstanding, End of Period                        16,637    65,356   138,721   171,774    182,412
VAN KAMPEN LIT GOVERNMENT, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                          --        --  $ 10.000  $ 10.642   $ 10.692
 Accumulation Unit Value, End of Period                                --        --  $ 10.642  $ 10.692   $ 10.999
 Number of Units Outstanding, End of Period                            --        --    46,592    56,776     48,986
VAN KAMPEN LIT MONEY MARKET, CLASS I SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                     $ 10.00  $  10.14  $ 10.381  $ 10.377   $ 10.305
 Accumulation Unit Value, End of Period                           $ 10.14  $ 10.381  $ 10.377  $ 10.305   $ 10.258
 Number of Units Outstanding, End of Period                             0   129,426   199,118   192,771    199,636

*The Contracts were first offered on September 22, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contracts on September 19, 2000, with the exception of the Van Kampen LIT Government, Class I Sub-Account that was first offered April 30, 2002.

**Effective May 1, 2005, the MFS Bond Series - Initial Class will change its name to MFS Research Bond Series - Initial Class. We will make a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

***Effective Apil 29, 2005, the Oppenheimer Bond Fund/VA changed its name to Oppenheimer Core Bond Fund/VA. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


                                 37  PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period; and

J   = the Treasury Rate for a maturity equal to N years for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. If a note for a maturity of length N is not available, a weighted average will be used.

"Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 X (I - J) X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred (in excess of the Preferred Withdrawal Amount) paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarantee Period expires.


                                 38  PROSPECTUS

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment: $10,000 allocated to a Guarantee Period

Guarantee Period: 5 years

Guaranteed Interest Rate: 4.50%

5 Year Treasury Rate at the time the Guarantee Period is established:  4.50%

Full Surrender: End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.
                   EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)

Step 1.  Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Preferred  .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market      I = 4.5%
 Value Adjustment:                J = 4.2%
                                  N = 730 days = 2
                                      --------
                                          365 days

                                 Market Value Adjustment Factor: .9 X (I - J) X
                                 N = .9 X (.045 - .042) X (730/365) = .0054

                                 Market Value Adjustment = Market Value
                                 Adjustment Factor X Amount Subject to Market
                                 Value Adjustment:
                                  = .0054 X ($11,411.66 - $1,500.00) = $53.32



EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1.  Calculate Contract      $10,000.00 X (1.045)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Preferred  .15 X $10,000.00 = $1,500.00
 Withdrawal Amount:
Step 3. Calculate the Market      I = 4.5%
 Value Adjustment:                J = 4.8%
                                  N = 730 days = 2
                                      --------
                                          365 days

                                 Market Value Adjustment Factor: .9 X (I - J) X
                                 N = .9 X (.045 - .048) X (730/365) = -.0054

                                 Market Value Adjustment = Market Value
                                 Adjustment Factor X Amount Subject to Market
                                 Value Adjustment:
                                  = -.0054 X ($11,411.66 - $1,500.00) = -$53.52





                                 39  PROSPECTUS

APPENDIX C WITHDRAWAL ADJUSTMENT EXAMPLE
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000

         Death Benefit Amount
-----------------------------------------------------------------------------------------------
                             Contract                  Contract                     Greatest
                Type       Value Before  Transaction  Value After  Death Benefit   Anniversary
   Date     of Occurrence   Occurrence     Amount     Occurrence    Anniversary       Value
                                                                       Value
-----------------------------------------------------------------------------------------------
  1/1/05      IssueDate         --         $50,000      $50,000       $50,000        $50,000
-----------------------------------------------------------------------------------------------
  1/1/06      Contract       $55,000         --         $55,000       $50,000        $55,000
             Anniversary
-----------------------------------------------------------------------------------------------
  7/1/06       Partial       $60,000       $15,000      $45,000       $37,500        $41,250
             Withdrawal
-----------------------------------------------------------------------------------------------


Withdrawal adjustment equals the partial withdrawal amount divided by the Contract Value immediately prior to the partial withdrawal multiplied by the value of the applicable death benefit amount alternative immediately prior to the partial withdrawal.



DEATH BENEFIT ANNIVERSARY VALUE DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL AMOUNT                                                     (w)               $15,000
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                        (a)               $60,000
--------------------------------------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount Immediately Prior to Partial         (d)               $50,000
Withdrawal
--------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                    [(w)/(a)] X (d)        $12,500
--------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                          $37,500
--------------------------------------------------------------------------------------------------------------

GREATEST ANNIVERSARY VALUE DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL AMOUNT                                                     (w)               $15,000
--------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                        (a)               $60,000
--------------------------------------------------------------------------------------------------------------
Value of Applicable Death Benefit Amount Immediately Prior to Partial         (d)               $55,000
Withdrawal
--------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                    [(w)/(a)] X (d)        $13,750
--------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                          $41,250
--------------------------------------------------------------------------------------------------------------



Please remember that you are looking at a hypothetical example, and that your investment performance may be greater or less than the figures shown.


                                 40  PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
      Purchase of Contracts
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      Incontestability
--------------------------------------------------------------------------------
      Settlements
--------------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                 41  PROSPECTUS

                        Custom Portfolio Variable Annuity

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                              dated April 30, 2005
2940 S, 84th Street, Lincoln , NE 68506-4142
Service Center
P.O. Box 82656
Lincoln, NE 68501-2656
Telephone Number: 1-800-692-4682

This Statement of Additional Information supplements the information in the prospectus for the Custom Portfolio Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.



TABLE OF CONTENTS

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACT
   Purchase of Contracts
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
EXPERTS
FINANCIAL STATEMENTS
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS



We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different Portfolio. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT
-------------------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


CALCULATION OF ACCUMULATION UNIT VALUES
------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time, 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

       (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

       (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

       (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
------------------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.



GENERAL MATTERS
------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.



EXPERTS
------------------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information and incorporated in this prospectus by reference from the Allstate Life Insurance Company of New York Annual Report on Form 10-K for the year ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




FINANCIAL STATEMENTS
------------------------------------------------------------------------------


The financial statements of the Variable Account as of December 31, 2004, and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

                      SELECTDIRECTIONS(SM) VARIABLE ANNUITY

                   Allstate Life Insurance Company of New York

                       Statement of Additional Information
                  Allstate Life of New York Separate Account A
                              dated April 30, 2005
                  2940 S. 84th Street , Lincoln, NE 68506-4142



Service Center
P.O. Box 82656
Lincoln, NE 68501-2656
Telephone Number: 1-800-632-3492

This Statement of Additional Information supplements the information in the prospectus for the SelectDirections(SM) Variable Annuity. This Statement of
Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by writing or calling us at the service center address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


TABLE OF CONTENTS

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
THE CONTRACT
Purchase  of Contracts
CALCULATION OF ACCUMULATION UNIT VALUES
CALCULATION OF VARIABLE INCOME PAYMENTS
GENERAL MATTERS
   Incontestability
   Settlements
   Safekeeping of the Variable Account's Assets
EXPERTS
FINANCIAL STATEMENTS



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
-----------------------------------------------------------------------

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different Portfolio. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACT
-----------------------------------------------------------------------


The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.


PURCHASE OF CONTRACTS

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate New York. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.


CALCULATION OF ACCUMULATION UNIT VALUES
----------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the sum of the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
 ---------------------------------------------------------------------


We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide each such portion of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of age and sex, except in states that require the use of unisex tables.

GENERAL MATTERS
-----------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.


SETTLEMENTS

We may require you to return the Contract to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS
-----------------------------------------------------------------------

The financial statements of Allstate Life Insurance Company of New York as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related financial statement schedules included in this Statement of Additional Information and incorporated in this prospectus by reference from the Allstate Life Insurance Company of New York Annual Report on Form 10-K for the year ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included and incorporated by reference herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Life of New York Separate Account A as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS
-----------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2004, and for the periods in the two year period then ended, the financial statements of Allstate New York as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear on the pages that follow. The financial statements of Allstate New York included herein should be considered only as bearing upon the ability of Allstate New York to meet its obligations under the Contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Statements of Financial Position of Allstate Life Insurance Company of New York (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2004 and 2003, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2004. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and separate accounts in 2004.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 24, 2005

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                 --------------------------------------------
(IN THOUSANDS)                                                                       2004            2003            2002
                                                                                 ------------    ------------    ------------
REVENUES
Premiums (net of reinsurance ceded of $16,133, $8,021 and $5,868)                $     76,550    $     68,011    $     93,270
Contract charges                                                                       59,834          53,018          50,082
Net investment income                                                                 302,055         264,854         232,967
Realized capital gains and losses                                                      (9,297)         (8,518)        (12,573)
                                                                                 ------------    ------------    ------------
                                                                                      429,142         377,365         363,746
                                                                                 ------------    ------------    ------------
COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries of $7,536, $5,219 and $2,987)        182,150         167,221         178,163
Interest credited to contractholder funds                                             129,804         106,020          87,555
Amortization of deferred policy acquisition costs                                      25,971          29,969          23,535
Operating costs and expenses                                                           42,115          36,978          37,339
                                                                                 ------------    ------------    ------------
                                                                                      380,040         340,188         326,592
GAIN (LOSS) ON DISPOSITION OF OPERATIONS                                                1,326          (4,458)              -
                                                                                 ------------    ------------    ------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           50,428          32,719          37,154
Income tax expense                                                                     17,925          12,029          12,975
                                                                                 ------------    ------------    ------------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX           32,503          20,690          24,179
Cumulative effect of change in accounting principle, after-tax                         (7,586)              -               -
                                                                                 ------------    ------------    ------------
NET INCOME                                                                             24,917          20,690          24,179
                                                                                 ------------    ------------    ------------

OTHER COMPREHENSIVE INCOME (LOSS), AFTER TAX
Change in unrealized net capital gains and losses                                      16,531         (30,931)         50,660
                                                                                 ------------    ------------    ------------
COMPREHENSIVE INCOME (LOSS)                                                      $     41,448    $    (10,241)   $     74,839
                                                                                 ============    ============    ============

                       See notes to financial statements.

                                       2



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                        STATEMENTS OF FINANCIAL POSITION

                                                                                                DECEMBER 31,
                                                                                        ---------------------------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                       2004          2003
                                                                                        ------------   ------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $5,012,977 and $3,935,447 )   $  5,545,647   $  4,415,327
   Mortgage loans                                                                            480,280        385,643
   Short-term                                                                                111,509         22,756
   Policy loans                                                                               34,948         34,107
   Other                                                                                       4,638              -
                                                                                        ------------   ------------
      Total investments                                                                    6,177,022      4,857,833

Cash                                                                                           8,624         10,731
Deferred policy acquisition costs                                                            238,173        187,437
Accrued investment income                                                                     55,821         47,818
Reinsurance recoverables                                                                       8,422          4,584
Current income taxes receivable                                                                  367          8,170
Other assets                                                                                  17,665         15,004
Separate Accounts                                                                            792,550        665,875
                                                                                        ------------   ------------
        TOTAL ASSETS                                                                    $  7,298,644   $  5,797,452
                                                                                        ============   ============
LIABILITIES
Reserve for life-contingent contract benefits                                           $  1,782,451   $  1,683,771
Contractholder funds                                                                       3,802,846      2,658,325
Deferred income taxes                                                                         90,760         81,657
Other liabilities and accrued expenses                                                       180,904        168,081
Payable to affiliates, net                                                                     8,831          5,061
Reinsurance payable to parent                                                                  1,067          1,108
Separate Accounts                                                                            792,550        665,875
                                                                                        ------------   ------------
        TOTAL LIABILITIES                                                                  6,659,409      5,263,878
                                                                                        ------------   ------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 11)

SHAREHOLDER'S EQUITY
Common stock, $25 par value, 100 thousand shares authorized, issued and outstanding            2,500          2,500
Additional capital paid-in                                                                   120,000         55,787
Retained income                                                                              361,480        336,563
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   155,255        138,724
                                                                                        ------------   ------------
        Total accumulated other comprehensive income                                         155,255        138,724
                                                                                        ------------   ------------
        TOTAL SHAREHOLDER'S EQUITY                                                           639,235        533,574
                                                                                        ------------   ------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                      $  7,298,644   $  5,797,452
                                                                                        ============   ============

                       See notes to financial statements.

                                       3



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                   DECEMBER 31,
                                                    -------------------------------------------
(IN THOUSANDS)                                          2004           2003            2002
                                                    ------------   ------------    ------------
COMMON STOCK                                        $      2,500   $      2,500    $      2,500
                                                    ------------   ------------    ------------

ADDITIONAL CAPITAL PAID IN
Balance, beginning of year                                55,787         55,787          45,787
Capital contribution                                      64,213              -          10,000
                                                    ------------   ------------    ------------
Balance, end of year                                     120,000         55,787          55,787
                                                    ------------   ------------    ------------

RETAINED INCOME
Balance, beginning of year                               336,563        315,873         291,694
Net income                                                24,917         20,690          24,179
                                                    ------------   ------------    ------------
Balance, end of year                                     361,480        336,563         315,873
                                                    ------------   ------------    ------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                               138,724        169,655         118,995
Change in unrealized net capital gains and losses         16,531        (30,931)         50,660
                                                    ------------   ------------    ------------
Balance, end of year                                     155,255        138,724         169,655
                                                    ------------   ------------    ------------

TOTAL SHAREHOLDER'S EQUITY                          $    639,235   $    533,574    $    543,815
                                                    ============   ============    ============

                       See notes to financial statements.

                                       4



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                   ------------------------------------------
(IN THOUSANDS)                                                                         2004           2003           2002
                                                                                   ------------   ------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                         $     24,917   $     20,690   $     24,179
Adjustments to reconcile net income to net cash provided by operating activities
     Amortization and other non-cash items                                              (51,544)       (49,547)       (48,233)
     Realized capital gains and losses                                                    9,297          8,518         12,573
     (Gain) loss on disposition of operations                                            (1,326)         4,458              -
     Cumulative effect of change in accounting principle                                  7,586              -              -
     Interest credited to contractholder funds                                          129,804        106,020         87,555
     Changes in:
         Life-contingent contract benefits and contractholder funds                      32,492         21,200         48,192
         Deferred policy acquisition costs                                              (66,532)       (28,937)       (33,316)
         Income taxes                                                                    12,091         (3,715)        (4,083)
         Other operating assets and liabilities                                          (7,442)       (11,917)         4,352
                                                                                   ------------   ------------   ------------
             Net cash provided by operating activities                                   89,343         66,770         91,219
                                                                                   ------------   ------------   ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities                                          485,522        251,569        242,113
Investment collections
     Fixed income securities                                                            184,317        210,569        215,774
     Mortgage loans                                                                      26,714         24,345         17,012
Investments purchases
     Fixed income securities                                                         (1,758,452)    (1,027,047)    (1,039,671)
     Mortgage loans                                                                    (119,953)       (87,889)       (97,076)
Change in short-term investments, net                                                   (29,248)         9,866        (13,972)
Change in other investments, net                                                          2,678            291           (875)
Change in policy loans                                                                     (841)          (349)          (598)
                                                                                   ------------   ------------   ------------
             Net cash used in investing activities                                   (1,209,263)      (618,645)      (677,293)
                                                                                   ------------   ------------   ------------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                     64,213              -         10,000
Contractholder fund deposits                                                          1,385,364        728,788        760,116
Contractholder fund withdrawals                                                        (331,764)      (187,868)      (169,731)
                                                                                   ------------   ------------   ------------
             Net cash provided by financing activities                                1,117,813        540,920        600,385
                                                                                   ------------   ------------   ------------

NET (DECREASE) INCREASE IN CASH                                                          (2,107)       (10,955)        14,311
CASH AT BEGINNING OF YEAR                                                                10,731         21,686          7,375
                                                                                   ------------   ------------   ------------
CASH AT END OF YEAR                                                                $      8,624   $     10,731   $     21,686
                                                                                   ============   ============   ============

                       See notes to financial statements.

                                       5



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Allstate Life
Insurance Company of New York (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate
Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation
(the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America
("GAAP"). Management has identified the Company as a single segment entity.
     To conform to the 2004 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest-sensitive and traditional life insurance, variable life insurance and supplemental accident and health insurance.
     The Company is authorized to sell life insurance, retirement and investment products in the state of New York. The Company distributes its products through multiple intermediary distribution channels, including Allstate Exclusive
Agencies, independent agents, banks, broker-dealers, and specialized structured settlement brokers. The Company sells products through independent agents affiliated with master brokerage agencies. Independent workplace enrolling agents and Allstate Exclusive Agencies also sell the Company's supplemental accident and health insurance products to employees of small and medium size firms. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.
Approximately 50% of 2004 sales of structured settlement annuities were sold through four specialized structured settlement brokers.
     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities, and redeemable preferred stocks.
Fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, certain deferred sales inducement costs, and certain reserves for life-contingent contract benefits, are reflected as a component of other

                                       6



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.
     Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances, if any. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate.
     Short-term investments are carried at cost or amortized cost that approximates fair value, and include the reinvestment of collateral received in connection with securities lending activities. For these transactions, the Company records an offsetting liability in other liabilities and accrued expenses for the Company's obligation to repay the collateral. Other investments, which consist primarily of policy loans, are carried at the unpaid principal balances.
     Investment income consists primarily of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.
     Realized capital gains and losses include gains and losses on investment dispositions, write-downs in value due to other than temporary declines in fair value and changes in the fair value of certain derivatives including related periodic and final settlements. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.
     The Company writes down, to fair value, fixed income securities that are classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired (see Note 6).

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments utilized by the Company include foreign currency swaps, interest rate caps, interest rate futures, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative (see Note 4). Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. Interest rate cap agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap, applied to a notional amount. Interest rate futures are defined as commitments to buy or sell designated financial instruments based on specified prices or yields.
Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain variable life and annuity contracts.
     All derivatives are accounted for on a fair value basis and reported as other investments, reinsurance recoverables, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or realized capital gains and losses.
     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged item's or transaction's variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an

                                       7



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income as unrealized net capital gains and losses. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income or when the forecasted transaction affects net income.
Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to net income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives consist of interest rate caps, financial futures contracts, and reinvestment related and equity market risk transfer reinsurance agreements with ALIC that meet the accounting definition of a derivative. Based upon the type of derivative instrument and strategy, the income statement effects of these derivatives are reported in a single line item, with the results of the associated risk.
Therefore, the derivatives' fair value gains and losses and accrued periodic settlements are recognized together in one of the following during the reporting period: realized capital gains and losses or contract benefits.

SECURITIES LOANED

     Securities loaned are treated as financing arrangements and the collateral received is recorded in short-term investments, fixed income securities and other liabilities and accrued expenses. The Company obtains collateral in an amount not less than 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary. Substantially all of the Company's securities loaned are placed with large brokerage firms.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND
INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.
     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when due, at the inception of the contract.
Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.
     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed.
The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance
(mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance.
Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the

                                       8



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

contractholder account balance for maintenance, administration, and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Pursuant to the adoption of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain
Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1") in 2004, interest credited also includes amortization of deferred sales inducement ("DSI") expenses. DSI is amortized into interest credited using the same method used for deferred policy acquisition costs.
     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income and accumulation benefits incurred on variable annuity and life insurance contracts.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as deferred policy acquisition costs ("DAC"). These costs are principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses.
DSI costs related to sales inducements offered on sales to new customers, principally on investment contracts and primarily in the form of additional credits to the customer's account value or enhancements to interest credited for a specified period, which are beyond amounts currently being credited to existing contracts, are deferred and recorded as other assets. All other acquisition costs are expensed as incurred and included in operating costs and expenses on the Statements of Operations and Comprehensive Income. DAC is amortized to income and included in amortization of deferred policy acquisition costs on the Statements of Operations and Comprehensive Income. DSI is amortized to income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds on the Statements of Operations and Comprehensive Income. DAC and DSI are periodically reviewed for recoverability and written down when necessary.
     For traditional life insurance and other premium paying contracts, DAC is amortized in proportion to the estimated revenues on such business. Assumptions used in amortization of DAC and reserve calculations are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business in force, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.
     For internal exchanges of traditional life insurance, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.
     For interest-sensitive life, variable annuities and investment contracts, DAC and DSI are amortized in proportion to the incidence of the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts. Generally, the amortization period ranges from 15-30 years; however, estimates of customer surrender rates result in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of estimates of the following components: benefit margins, primarily from mortality, including guaranteed minimum death, income, and accumulation benefits; investment margin including realized capital gains and losses; and contract administration, surrender and other contract charges, less maintenance expenses.
     DAC and DSI amortization for variable annuity and life contracts is estimated using stochastic modeling and is significantly impacted by the return on the underlying funds. The Company's long-term expectation of separate accounts fund performance net of fees was approximately 8%. Whenever actual separate accounts fund performance based on the two most recent years varies from the 8% expectation, the Company projects performance levels over the next five years such that the mean return over that seven-year period equals the long-term 8% expectation. This approach is commonly referred to as "reversion to the mean" and is commonly used by the life insurance industry as an appropriate method for amortizing variable annuity and life DAC and DSI. In applying the reversion to the mean process, the Company does not allow the future mean rates of return after fees projected over the five-year period to exceed 12.75% or fall below 0%. The Company periodically evaluates the

                                       9



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

results of utilization of this process to confirm that it is reasonably possible that variable annuity and life fund performance will revert to the expected long-term mean within this time horizon.
     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC and DSI. All such adjustments are reflected in the current results of operations.
     The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, variable annuities and investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC and DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively, on the Statements of Operations and Comprehensive Income.

REINSURANCE RECOVERABLES

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from reinsurers (see Note 9). The amounts reported in the Statements of Financial
Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contract. Insurance liabilities are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of the reinsurers and establishes allowances for uncollectible reinsurance recoverables as appropriate.
     The Company has reinsurance treaties through which it cedes primarily re-investment related risk on its structured settlement annuities and guaranteed minimum accumulation benefits ("GMABs") to ALIC. The terms of these treaties meet the accounting definition of a derivative under SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the treaties are recorded in the Statement of Financial Position at fair value. For the treaty pertaining to the re-investment related risk on structured settlement annuities, changes in the fair value of the treaty and premiums paid to ALIC are recognized in realized capital gains and losses (see Note 4). For the treaty pertaining to the GMABs, changes in the fair value of the treaty are recognized in contract benefits.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and supplemental accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on variable annuities. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 8.

                                       10



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are reflected in premiums and contract charges. Deposits to the separate accounts are not included in cash flows.
     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable contracts' separate accounts with guarantees included $758.4 million of equity, fixed income and balanced mutual funds and $32.3 million of money market mutual funds at December 31, 2004.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), or at specified dates during the accumulation period (accumulation benefits).
Liabilities for variable contract guarantees related to death benefits are included in reserve for life-contingent contract benefits and the liabilities related to the income and accumulation benefits are included in contractholder funds in the Statements of Financial Position. Detailed information regarding the Company's variable contracts with guarantees is outlined in Note 8.
     Pursuant to the adoption of SOP 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.
     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age.
The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
     Guarantees related to accumulation benefits are considered to be derivative financial instruments; therefore, the liability for accumulation benefits is established based on its fair value.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to extend mortgage loans have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

                                       11



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

ADOPTED ACCOUNTING STANDARDS

EMERGING ISSUES TASK FORCE ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
  IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("EITF 03-1") AND FSP
  EITF 03-1-1, "EFFECTIVE DATE OF PARAGRAPHS 10-20 OF EITF ISSUE NO. 03-1, THE
  MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN
  INVESTMENTS" ("FSP EITF 03-1-1")

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF 03-1, which was to be effective for fiscal periods beginning after June 15, 2004. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value an impairment exists for which a determination must be made as to whether the impairment is temporary or other-than-temporary. In September 2004, the Financial Accounting Standards
Board ("FASB") issued, and the Company adopted, FSP EITF Issue 03-1-1, which deferred the effective date of the impairment measurement and recognition provisions contained in paragraphs 10-20 of EITF 03-1 until proposed FSP EITF
03-1-a is issued as final guidance (see Pending Accounting Standards). The disclosure requirements of EITF 03-1 were previously adopted by the Company as of December 31, 2003 for investments accounted for under SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". For all other investments within the scope of EITF 03-1, the disclosures are effective and have been adopted by the Company as of December 31, 2004.

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $7.6 million, after-tax ($11.7 million, pre-tax). It was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $942 thousand, pre-tax, and a reduction in DAC and DSI of $10.7 million, pre-tax.
     The SOP requires consideration of a range of potential results to estimate the cost of variable annuity death benefits and income benefits, which generally necessitates the use of stochastic modeling techniques. To maintain consistency with the assumptions used in the establishment of reserves for variable annuity guarantees, the Company utilized the results of this stochastic modeling to estimate expected gross profits, which form the basis for determining the amortization of DAC and DSI. This new modeling approach resulted in a lower estimate of expected gross profits, and therefore resulted in a write-down of DAC and DSI.
     In 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. The amounts are provided in Note 10.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
AID ("TPA") RE. SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs.
The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's
Consolidated Statements of Operations and Comprehensive Income or Financial
Position.

                                       12



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SFAS NO. 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING
ACTIVITIES" ("SFAS NO. 149")

     In April 2003, the FASB issued SFAS No. 149, which amends, clarifies and codifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and used for hedging activities under SFAS No. 133, "Accounting for Derivative
Instruments and Hedging Activities". While this statement applies primarily to certain derivative contracts and embedded derivatives entered into or modified after June 30, 2003, it also codifies conclusions previously reached by the FASB at various dates on certain implementation issues. The impact of adopting the provisions of the statement was not material to the Company's Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARD

     FSP EITF ISSUE 03-1-a, "IMPLEMENTATION GUIDANCE FOR THE APPLICATION OF
PARAGRAPH 16 OF EITF ISSUE NO. 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY
IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP EITF ISSUE
03-1-a").

     In September 2004, the FASB issued proposed FSP EITF 03-1-a to address the application of paragraph 16 of EITF Issue 03-1 to debt securities that are impaired because of increases in interest rates, and/or sector spreads.
Thereafter, in connection with its decision to defer the effective date of paragraphs 10-20 of EITF 03-1 through the issuance of FSP EITF Issue 03-1-1, the FASB requested from its constituents comments on the issues set forth in FSP
EITF 03-1-a and the issues that arose during the comment letter process for FSP
EITF 03-1-b, "EFFECTIVE DATE OF PARAGRAPH 16 OF EITF ISSUE NO. 03-1, THE MEANING
OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS".
     Due to the uncertainty as to how the outstanding issues will be resolved, the Company is unable to determine the impact of adopting paragraphs 10-20 of EITF 03-1 until final implementation guidance is issued. Adoption of paragraphs
10-20 of EITF 03-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

3.  DISPOSITIONS

     In 2003, the Company announced its intention to exit the direct response distribution business and, based on its decision to sell the business, reached a measurement date that resulted in the recognition of an estimated loss on the disposition of $4.5 million ($2.9 million, after-tax). In 2004, the Company disposed of substantially all of the direct response distribution business pursuant to reinsurance transactions with a subsidiary of Citigroup and Scottish
Re (U.S.) Inc. In connection with those disposal activities, the Company recorded a gain on disposition of $1.3 million pretax ($862 thousand after-tax) in 2004 (see Notes 9 and 10).

4.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $44.8 million, $37.2 million and $34.9 million in 2004, 2003 and 2002, respectively. A portion of these expenses relates to the acquisition of business and is deferred and amortized over the contract period.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $19.4 million, $19.2 million and $23.8 million of structured settlement annuities, a type of immediate annuity, in 2004, 2003 and 2002, respectively, at prices based upon interest rates in effect at the time of issuance, to fund structured settlement annuities in matters involving AIC. Of these amounts, $5.4 million, $3.9 million and $7.5 million relate to structured settlement annuities with life contingencies and are included in premium income in 2004, 2003 and 2002, respectively. In most cases, these annuities were issued under a "qualified assignment," whereby Allstate Settlement Corporation ("ASC"), a wholly owned subsidiary of ALIC, purchased annuities from the Company and assumed AIC's obligation to make future payments.

                                       13



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     AIC has issued surety bonds to guarantee the payment of structured settlement benefits assumed by Allstate Assignment Company ("AAC"), a wholly owned subsidiary of ALIC, (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. AAC has entered into General
Indemnity Agreements pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July
1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.
     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $1.40 billion and $1.45 billion at December 31, 2004 and 2003, respectively.

BROKER/DEALER AGREEMENTS

     The Company received underwriting and distribution services from Allstate
Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, for certain variable annuity contracts sold pursuant to a joint venture agreement between the Company and a third party which was dissolved in 2002. The Company incurred $4.2 million of commission expenses and other distribution expenses payable to ADLLC during 2002. Other distribution expenses include administrative, legal, financial management and sales support that the Company provided to ADLLC, for which the Company earned administration fees of $83 thousand for the year ended December 31, 2002. Other distribution expenses also include marketing expenses for subsidized interest rates associated with the Company's dollar cost averaging program offered on variable annuities, for which ADLLC reimbursed the Company $60 thousand for the year ended December 31, 2002.

     During 2003, the Company entered into a service agreement with ADLLC, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC also acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $5.6 million and $4.8 million for the years ended December 31, 2004 and 2003, respectively.

     The Company receives underwriting and distribution services from Allstate
Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense of $1.4 million, $455 thousand and $891 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with unaffiliated reinsurers and ALIC in order to limit aggregate and single exposure on large risks. A portion of the Company's premiums and policy benefits are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive
Income. Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured (see Note 10).
     Additionally, the Company entered into a reinsurance treaty through which it primarily cedes re-investment related risk on its structured settlement annuities to ALIC. Under the terms of the treaty, the Company pays a premium to ALIC that varies with the aggregate structured settlement annuity statutory reserve balance. In return, ALIC guarantees that the yield on the portion of the Company's investment portfolio that supports structured settlement annuity liabilities will not fall below contractually determined rates. The Company ceded premium related to structured settlement annuities to ALIC of $2.7 million, $2.6 million and $2.4 million for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, the carrying value of the structured settlement reinsurance treaty was $(995) thousand and $225 thousand, respectively, which is recorded in other assets. The premiums ceded and changes in the fair value of the reinsurance treaty are reflected as a component of realized capital gains and losses on the Statements of Operations and Comprehensive income as the treaty is recorded as a derivative instrument pursuant to the requirements of SFAS No. 133.
     Beginning in 2004, the Company also has a reinsurance treaty through which it cedes variable annuity GMABs to ALIC. At December 31, 2004, the carrying value of the GMAB reinsurance treaty was $(141) thousand, which is recorded in reinsurance recoverables.

                                       14



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CAPITAL CONTRIBUTION

     The Company received a cash capital contribution from ALIC of $64.2 million in 2004, which was recorded as additional capital paid-in on the Statements of Financial Position.

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement during the three years ended December 31, 2004.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

5.   SUPPLEMENTAL CASH FLOW INFORMATION

     Non-cash investment modifications, which reflect refinancings of fixed income securities, totaled $1.7 million and $5.4 million for 2004 and 2002, respectively. There were no non-cash investment modifications in 2003.

     Secured borrowing reinvestment transactions excluded from cash flows from investing activities in the Statements of Cash Flows for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Purchases                                   $  240,379   $  261,872   $  195,474
Sales                                         (300,235)    (215,425)    (207,375)
Net change in short-term investments            57,764      (72,799)      31,112
                                            ----------   ----------   ----------
  Net (sales) purchases                     $   (2,092)  $  (26,352)  $   19,211
                                            ==========   ==========   ==========

                                       15



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                    GROSS UNREALIZED
                                                  AMORTIZED    ---------------------------      FAIR
(IN THOUSANDS)                                      COST          GAINS          LOSSES         VALUE
                                                ------------   ------------   ------------   ------------
AT DECEMBER 31, 2004
U.S. government and agencies                    $    506,971   $    197,639   $          -   $    704,610
Municipal                                            262,683         12,714         (1,422)       273,975
Corporate                                          2,950,439        246,775         (6,660)     3,190,554
Foreign government                                   214,508         62,839              -        277,347
Mortgage-backed securities                           566,367          8,719         (2,623)       572,463
Commercial mortgage-backed securities                446,354         13,357           (838)       458,873
Asset-backed securities                               56,215          1,732         (1,321)        56,626
Redeemable preferred stock                             9,440          1,759              -         11,199
                                                ------------   ------------   ------------   ------------
  Total fixed income securities                 $  5,012,977   $    545,534   $    (12,864)  $  5,545,647
                                                ============   ============   ============   ============

AT DECEMBER 31, 2003
U.S. government and agencies                    $    488,037   $    166,876   $     (1,341)  $    653,572
Municipal                                            206,364          7,137         (1,121)       212,380
Corporate                                          2,403,694        248,983        (14,018)     2,638,659
Foreign government                                   200,682         54,100              -        254,782
Mortgage-backed securities                           343,625         10,364         (1,269)       352,720
Commercial mortgage-backed securities                249,603          8,780         (1,167)       257,216
Asset-backed securities                               43,442          2,593            (37)        45,998
                                                ------------   ------------   ------------   ------------
  Total fixed income securities                 $  3,935,447   $    498,833   $    (18,953)  $  4,415,327
                                                ============   ============   ============   ============

SCHEDULED MATURITIES

The scheduled maturities for fixed income securities are as follows at December
31, 2004:

                                                                AMORTIZED        FAIR
(IN THOUSANDS)                                                    COST           VALUE
                                                               ------------   ------------
Due in one year or less                                        $     85,270   $     86,884
Due after one year through five years                               453,059        482,196
Due after five years through ten years                            1,577,324      1,679,196
Due after ten years                                               2,274,742      2,668,282
                                                               ------------   ------------
                                                                  4,390,395      4,916,558
Mortgage- and asset-backed securities                               622,582        629,089
                                                               ------------   ------------
 Total                                                         $  5,012,977   $  5,545,647
                                                               ============   ============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity.
The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

                                       16



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Fixed income securities                     $  278,522   $  243,684   $  214,920
Mortgage loans                                  27,198       24,026       20,336
Other                                            4,039        3,592        4,501
                                            ----------   ----------   ----------
  Investment income, before expense            309,759      271,302      239,757
  Investment expense                             7,704        6,448        6,790
                                            ----------   ----------   ----------
    Net investment income                   $  302,055   $  264,854   $  232,967
                                            ==========   ==========   ==========

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Fixed income securities                     $   (7,666)  $   (8,156)  $  (11,886)
Mortgage loans                                   1,480       (1,113)         419
Other                                           (3,111)         751       (1,106)
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   pre-tax                                      (9,297)      (8,518)     (12,573)
  Income tax benefit                             3,453        3,278        4,545
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   after-tax                                $   (5,844)  $   (5,240)  $   (8,028)
                                            ==========   ==========   ==========

     Realized capital gains and losses by transaction type for the years ended
December 31 are as follows:

(IN THOUSANDS)                                 2004         2003         2002
                                            ----------   ----------   ----------
Investment write-downs                      $   (3,402)  $   (7,682)  $  (15,760)
Dispositions (1)                                (2,784)      (1,587)       4,292
Valuation of derivative instruments             (5,777)      (2,140)      (2,605)
Settlement of derivative instruments             2,666        2,891        1,500
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   pre-tax                                      (9,297)      (8,518)     (12,573)
  Income tax benefit                             3,453        3,278        4,545
                                            ----------   ----------   ----------
  Realized capital gains and losses,
   after-tax                                $   (5,844)  $   (5,240)  $   (8,028)
                                            ==========   ==========   ==========

(1) Dispositions include sales and other transactions such as calls and prepayments.

     Excluding the effects of calls and prepayments, gross gains of $5.2 million, $4.0 million and $3.0 million and gross losses of $13.3 million, $6.9 million and $7.8 million were realized on sales of fixed income securities during 2004, 2003 and 2002, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities and derivative instruments and other investments included in accumulated other comprehensive income at December 31, 2004 are as follows:

                                                                    GROSS UNREALIZED
                                                   FAIR        ---------------------------    UNREALIZED
(IN THOUSANDS)                                     VALUE          GAINS          LOSSES       NET GAINS
                                                ------------   ------------   ------------   ------------
Fixed income securities                         $  5,545,647   $    545,534   $    (12,864)  $    532,670
Derivative instruments and other investments               4              4           (724)          (720)
Deferred income taxes, deferred policy acquisition
   costs, premium deficiency reserve and deferred
   sales inducements                                                                             (376,695)
                                                                                             ------------
Unrealized net capital gains and losses                                                      $    155,255
                                                                                             ============

                                       17



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended
December 31 is as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Fixed income securities                              $   52,790   $   26,738   $  236,946
Derivative instruments and other investments               (720)           -            -
Deferred income taxes, deferred policy acquisition
 costs, premium deficiency reserve and deferred
 sales inducements                                      (35,539)     (57,669)    (186,286)
                                                     ----------   ----------   ----------
Increase (decrease) in unrealized net capital
 gains and losses                                    $   16,531   $  (30,931)  $   50,660
                                                     ==========   ==========   ==========

     The change in the deferred income taxes, deferred policy acquisition costs, premium deficiency reserve and deferred sales inducements is primarily due to increases of $24.9 million, $42.8 million and $88.4 million in the premium deficiency reserve for certain immediate annuities with life contingencies at December 31, 2004, 2003 and 2002, respectively.

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.
     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                   LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                           ------------------------------------   ------------------------------------     TOTAL
($ IN THOUSANDS)                            NUMBER OF     FAIR       UNREALIZED    NUMBER OF      FAIR      UNREALIZED   UNREALIZED
AT DECEMBER 31, 2004                         ISSUES       VALUE        LOSSES       ISSUES        VALUE       LOSSES       LOSSES
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
Fixed income securities
    Municipal                                      18   $   81,432   $   (1,238)           1   $    9,816   $     (184)      (1,422)
    Corporate                                      81      369,511       (4,159)          17       84,321       (2,501)      (6,660)
    Mortgage-backed securities                     23      224,914       (2,148)           2       30,398         (475)      (2,623)
    Commercial mortgage-backed
     securities                                    10       82,850         (445)           1        9,650         (393)        (838)
    Asset-backed securities                         5       18,234       (1,321)           -            -            -       (1,321)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Total fixed income securities              137   $  776,941   $   (9,311)          21   $  134,185   $   (3,553)  $  (12,864)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

Investment grade fixed income securities          114   $  746,621   $   (7,585)          16   $  113,024   $   (3,019)  $  (10,604)
Below investment grade fixed income
  securities                                       23       30,320       (1,726)           5       21,161         (534)      (2,260)
                                           ----------   ----------   ----------   ----------   ----------   ----------   ----------
       Total fixed income securities              137   $  776,941   $   (9,311)          21   $  134,185   $   (3,553)  $  (12,864)
                                           ==========   ==========   ==========   ==========   ==========   ==========   ==========

     At December 31, 2004, the Company had unrealized losses on fixed income securities of $12.9 million related to 158 holdings with a fair value of $911.1 million. All of the unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $9.3 million were in an unrealized loss position for a period less than twelve months and $3.6 million were in an unrealized loss position

                                       18



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

for a period of twelve months or more. Of the $9.3 million and $3.6 million in unrealized losses, 81.5% and 85.0%, respectively, related to investment grade securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of
Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard &
Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired.
Unrealized losses totaling $414 thousand related to airline issues. As of December 31, 2004, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.
     At December 31, 2003, the Company had unrealized losses of $19.0 million which related to 133 holdings of fixed income securities with a fair value of $594.0 million, $16.2 million of which have been in an unrealized loss position for a period less than twelve months. Substantially all of these unrealized losses related to investment grade securities. Unrealized losses on investment grade securities were principally related to changes in interest rates or changes in issuer and sector related credit spreads since the securities were acquired. The remaining unrealized losses of $2.8 million related to securities that had been in an unrealized loss position for a period of twelve months or more and are below investment grade. Approximately
$1.0 million relates to unrealized loss positions that represented less than 20% of amortized cost. Also, $2.2 million related to airline industry issues which were evaluated considering factors such as the financial condition and near-term and long-term prospects of the issuer and were determined to have adequate resources to fulfill contractual obligations, such as cash flows from operations or collateral. As of December 31, 2003, the Company had the intent and ability to hold these investments for a period of time sufficient for them to recover in value.

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company had no impaired loans at December 31, 2004 or 2003.
     Interest income for impaired loans is recognized on an accrual basis if payments are expected to continue to be received; otherwise cash basis is used.
No interest income was earned on impaired loans in 2004 or 2002. In 2003, the Company recognized interest income on impaired loans of $134 thousand. The average balance of impaired loans was $3.9 million in 2003. There were no impaired loans in 2004 or 2002.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND AND COMMERCIAL MORTGAGE PORTFOLIOS
AND OTHER INVESTMENT INFORMATION

     The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio. No other state represents more than 5.0% of the portfolio at December 31, 2004.

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)               2004           2003
                                                         ------------   ------------
       California                                                41.7%          34.8%
       Texas                                                     10.2           13.4
       Oregon                                                     7.4            8.2
       Delaware                                                   5.4            6.8

                                       19



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage portfolio. No other state represented more than 5.0% of the portfolio at December 31, 2004 and 2003.

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                2004           2003
                                                               ------------   ------------
       California                                                      19.8%          21.8%
       New Jersey                                                      12.3           14.2
       Illinois                                                        12.2           15.6
       New York                                                         9.5           12.3
       Pennsylvania                                                     7.2           11.3
       Ohio                                                             6.3            1.8
       Texas                                                            6.1            2.5
       Arizona                                                          5.5            1.0

     The types of properties collateralizing the commercial mortgage loans at December 31 are as follows:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                2004           2003
                                                               ------------   ------------
       Warehouse                                                       30.1%          21.3%
       Office buildings                                                24.2           24.5
       Retail                                                          23.7           27.4
       Apartment complex                                               16.6           18.4
       Industrial                                                       1.5            2.4
       Other                                                            3.9            6.0
                                                               ------------   ------------
                                                                      100.0%         100.0%
                                                               ============   ============

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2004 for loans that were not in foreclosure are as follows:

                                                      NUMBER OF    CARRYING
($ IN THOUSANDS)                                        LOANS        VALUE      PERCENT
                                                     ----------   ----------   ----------
             2005                                         2       $    5,918          1.2%
             2006                                         4           23,406          4.9
             2007                                         5           14,784          3.1
             2008                                         4           24,223          5.0
             2009                                        14           55,182         11.5
             Thereafter                                  86          356,767         74.3
                                                     ----------   ----------   ----------
                    Total                                115      $  480,280        100.0%
                                                     ==========   ==========   ==========

     In 2004, one commercial mortgage loan in the amount of $798 thousand became contractually due and was paid as due. None were foreclosed or in the process of foreclosure, and none were in the process of refinancing or restructuring discussions.
     Included in fixed income securities are below investment grade assets totaling $209.3 million and $181.2 million at December 31, 2004 and 2003, respectively.
     At December 31, 2004, the carrying value of investments that were non-income producing was $232 thousand. At December 31, 2004, fixed income securities with a carrying value of $2.7 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs with third parties, mostly large brokerage firms. At December 31, 2004 and 2003, fixed income securities with a carrying value of $130.8 million and $134.5 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and

                                       20



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $300 thousand, $324 thousand and $370 thousand, for the years ending December 31, 2004, 2003 and 2002, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and reinsurance recoverables) and liabilities
(including reserve for life-contingent contract benefits and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as accrued investment income and cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                                      DECEMBER 31, 2004            DECEMBER 31, 2003
                                                ---------------------------   ---------------------------
                                                  CARRYING        FAIR          CARRYING        FAIR
(IN THOUSANDS)                                      VALUE         VALUE          VALUE          VALUE
                                                ------------   ------------   ------------   ------------
Fixed income securities                         $  5,545,647   $  5,545,647   $  4,415,327   $  4,415,327
Mortgage loans                                       480,280        505,890        385,643        412,554
Short-term investments                               111,509        111,509         22,756         22,756
Policy loans                                          34,948         34,948         34,107         34,107
Separate accounts                                    792,550        792,550        665,875        665,875

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models, which use internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs, or independent third party pricing sources.
Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral.
Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based upon quoted market prices.

FINANCIAL LIABILITIES

                                                     DECEMBER 31, 2004             DECEMBER 31, 2003
                                                ---------------------------   ---------------------------
                                                  CARRYING        FAIR          CARRYING        FAIR
(IN THOUSANDS)                                     VALUE          VALUE          VALUE          VALUE
                                                ------------   ------------   ------------   ------------
Contractholder funds on investment contracts    $  3,434,238   $  3,367,458   $  2,351,896   $  2,334,800
Separate accounts                                    792,550        792,550        665,875        665,875

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements.
The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Separate accounts liabilities are carried at the fair value of the underlying assets.

                                       21



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk, principally interest rate and foreign currency risk, and in conjunction with asset/liability management. The following table summarizes the notional amount, fair value and carrying value of the Company's derivative financial instruments:

                                                                                CARRYING         CARRYING
                                                  NOTIONAL        FAIR           VALUE            VALUE
(IN THOUSANDS)                                     AMOUNT         VALUE        ASSETS (1)    (LIABILITIES)(1)
                                                ------------   ------------   ------------   ----------------
AT DECEMBER 31, 2004
Financial futures contracts                     $    179,200   $         80   $        280   $           (200)
Interest rate cap agreements                         152,000          3,628          4,262               (634)
                                                ------------   ------------   ------------   ----------------
Total interest rate contracts                   $    331,200   $      3,708   $      4,542   $           (834)
                                                ============   ============   ============   ================

Foreign currency swap agreements                $      7,500   $       (724)  $          -   $           (724)
                                                ============   ============   ============   ================

Guaranteed accumulation benefits                $     93,507   $        141   $          -   $            141
                                                ============   ============   ============   ================

Guaranteed accumulation benefits
 reinsurance agreement                          $     93,507   $       (141)  $       (141)  $             -
                                                ============   ============   ============   ================

Structured settlement annuity
 reinsurance agreement                          $          -   $       (995)  $       (995)  $              -
                                                ============   ============   ============   ================

AT DECEMBER 31, 2003
Financial futures contracts                     $        700   $         (1)  $          -   $             (1)
Structured settlement annuity
 reinsurance agreement                                     -            225            225                  -

(1) Carrying value includes the effects of legally enforceable master netting agreements, if any. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements, which are reported in accrued investment income or other invested assets.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.
     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts is based on either independent third party pricing sources, including dealer quotes, or widely accepted pricing and valuation models which use independent third party data as inputs.
     The Company manages its exposure to credit risk primarily by establishing risk control limits. The Company uses master netting agreements for over-the-counter derivative transactions, including foreign currency swap and interest rate cap agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. Futures contracts are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating any associated potential credit risk. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.
     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

                                       22



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31 are as follows:

                                                           2004                          2003
                                                ---------------------------   ---------------------------
                                                 CONTRACTUAL                  CONTRACTUAL
(IN THOUSANDS)                                     AMOUNT       FAIR VALUE      AMOUNT        FAIR VALUE
                                                ------------   ------------   ------------   ------------
Commitments to extend mortgage loans            $     20,031   $        200   $      3,000   $         30

     The contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.
     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The
Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. Commitments to extend mortgage loans, which are secured by the underlying properties, are valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

8.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                         2004           2003
                                                                    ------------   ------------
Immediate annuities:
  Structured settlement annuities                                   $  1,674,902   $  1,586,610
  Other immediate annuities                                                7,529          5,688
Traditional life                                                          95,585         87,533
Other                                                                      4,435          3,940
                                                                    ------------   ------------
  Total reserve for life-contingent contract benefits               $  1,782,451   $  1,683,771
                                                                    ============   ============

     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

          PRODUCT                          MORTALITY                   INTEREST RATE             ESTIMATION METHOD
Structured settlement           U.S. population with projected      Interest rate            Present value of
annuities                       calendar year improvements;         assumptions range        contractually specified
                                age setbacks for impaired           from 4.6% to 9.5%        future benefits
                                lives grading to standard

Other immediate annuities       1983 group annuity mortality        Interest rate            Present value of expected
                                table                               assumptions range        future benefits based on
                                                                    from 2.6% to 11.5%       historical experience

Traditional life                Actual company experience plus      Interest rate            Net level premium reserve
                                loading                             assumptions range        method using the
                                                                    from 4.0% to 8.0%        Company's withdrawal
                                                                                             experience rates
Other:
   Variable annuity             90% of 1994 group annuity           7%                       Projected benefit ratio
   guaranteed minimum           reserving table                                              applied to cumulative
   death benefits                                                                            assessments

   Supplemental                 Actual company experience plus                               Unearned premium;
   accident and health          loading                                                      additional contract
                                                                                             reserves for traditional
                                                                                             life

                                       23



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for certain immediate annuities with life contingencies. A liability of $240.3 million and $215.4 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2004 and 2003, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                                     2004           2003
                                                               ------------   ------------
Interest-sensitive life                                        $    368,608   $    309,076
Investment contracts:
  Fixed annuities                                                 2,890,254      1,861,456
  Immediate annuities and other                                     543,984        487,793
                                                               ------------   ------------
    Total contractholder funds                                 $  3,802,846   $  2,658,325
                                                               ============   ============

     The following table highlights the key contract provisions relating to contractholder funds:

           PRODUCT                         INTEREST RATE                       WITHDRAWAL/SURRENDER CHARGES
Interest-sensitive life            Interest rates credited range       Either a percentage of account balance or
                                   from 4.5% to 6.0%                   dollar amount grading off generally over 20
                                                                       years

Immediate and fixed                Interest rates credited range       Either a declining or a level percentage
  annuities                        from 1.9% to 11.5% for              charge generally over nine years or less.
                                   immediate annuities and 0.0%        Additionally, approximately 0.4% of fixed
                                   to 10.3% for fixed annuities        annuities are subject to a market value
                                                                       adjustment for discretionary withdrawals

Other:

  Variable guaranteed              Interest rates used in              Withdrawal and surrender charges are based on
   minimum income                  establishing reserves range         the terms of the related variable annuity
   benefit and secondary           from 1.75% to 10.3%                 contract
   guarantees on
   variable annuities

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                                     2004           2003
                                                               ------------   ------------
CONTRACTHOLDER FUNDS, BEGINNING BALANCE                        $  2,658,325   $  2,051,429
Impact of adoption of SOP 03-1 (1)                                    2,031              -
Deposits                                                          1,385,364        728,788
Interest credited to contractholder funds                           129,243        106,020
Benefits and withdrawals                                           (292,730)      (174,205)
Contract charges                                                    (41,573)       (40,554)
Net transfers to separate accounts                                  (39,906)       (16,944)
Other adjustments                                                     2,092          3,791
                                                               ------------   ------------
CONTRACTHOLDER FUNDS, ENDING BALANCE                           $  3,802,846   $  2,658,325
                                                               ============   ============

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuities and the reclassification of deferred sales inducements ("DSI") from contractholder funds to other assets.

                                       24



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

     ($ IN MILLIONS)                              DECEMBER 31,
                                                      2004
                                                  ------------
     IN THE EVENT OF DEATH
        Separate account value                    $      790.7
        Net amount at risk (1)                    $       85.5

        Average attained age of contractholders           62.9 years

     AT ANNUITIZATION
        Separate account value                    $       40.1
        Net amount at risk (2)                    $          -
        Weighted average waiting period until
         annuitization options available                   8.5 years

     ACCUMULATION AT SPECIFIED DATES
        Separate account value                    $       86.7
        Net amount at risk (3)                    $          -
        Weighted average waiting period until
         guarantee date                                   11.0 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

      The following summarizes the liabilities for guarantees:

                                                                     LIABILITY FOR   LIABILITY FOR
                                                     LIABILITY FOR     GUARANTEES     GUARANTEES
                                                       GUARANTEES      RELATED TO     RELATED TO
                                                       RELATED TO        INCOME       ACCUMULATION
     (IN THOUSANDS)                                  DEATH BENEFITS     BENEFITS        BENEFITS         TOTAL
                                                     --------------  --------------  --------------  --------------
     Balance at January 1, 2004                      $          868  $           74  $            -  $          942
      Less reinsurance recoverables                               -               -               -               -
                                                     --------------  --------------  --------------  --------------
     Net balance at January 1, 2004                             868              74               -             942

     Incurred guaranteed benefits                             1,777               7               -           1,784
     Paid guarantee benefits                                 (1,983)              -               -          (1,983)
                                                     --------------  --------------  --------------  --------------
      Net change                                               (206)              7               -            (199)

     Net balance at December 31, 2004                           662              81               -             743
      Plus reinsurance recoverables                               -               -            (141)           (141)
                                                     --------------  --------------  --------------  --------------
     Balance, December 31, 2004(1)                   $          662  $           81  $         (141) $          602
                                                     ==============  ==============  ==============  ==============

----------
   (1)  Included in the total liability balance are reserves for variable annuity death benefits of $662 thousand, variable annuity income benefits of $18 thousand, variable annuity accumulation benefits of
        $(141) thousand and other guarantees of $63 thousand.

                                       25



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   REINSURANCE

     The Company reinsures certain of its risks to unaffiliated reinsurers and ALIC under yearly renewable term and coinsurance agreements. These agreements result in a passing of specified percentages of mortality risk, depending on the issue date and product, to the reinsurer in exchange for negotiated reinsurance premium payments.
     Mortality risk on policies in excess of $250 thousand per life is ceded to ALIC. In addition, we used reinsurance to effect the disposal of substantially all of our direct response distribution business. As of December 31, 2004, the Company ceded $5.5 million to a subsidiary of Citigroup and Scottish Re (U.S.)
Inc. in connection with the disposal of the direct response business.
     As of December 31, 2004 and 2003, 32.4% and 23.2%, respectively, of our face amount of life insurance in force was reinsured to non-affiliates and ALIC.
We retain primary liability as a direct insurer for all risks ceded to reinsurers. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. No single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract. See Note 4 for discussion of reinsurance agreements with ALIC. The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
PREMIUMS AND CONTRACT CHARGES
Direct                                               $  151,799   $  128,713   $  148,749
Assumed - non-affiliate                                     719          337          471
Ceded
  Affiliate                                              (4,329)      (4,530)      (4,656)
  Non-affiliate                                         (11,805)      (3,491)      (1,212)
                                                     ----------   ----------   ----------
    Premiums and contract charges, net of
       reinsurance                                   $  136,384   $  121,029   $  143,352
                                                     ==========   ==========   ==========

     The effects of reinsurance on contract benefits and interest credited to contractholder funds for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
CONTRACT BENEFITS AND INTEREST CREDITED TO
 CONTRACTHOLDER FUNDS
Direct                                               $  319,217   $  278,321   $  268,620
Assumed - non-affiliate                                     273          139           85
Ceded
  Affiliate                                                (985)      (1,590)        (901)
  Non-affiliate                                          (6,551)      (3,629)      (2,086)
                                                     ----------   ----------   ----------
    Contract benefits and interest credited to
       contractholder funds, net of reinsurance      $  311,954   $  273,241   $  265,718
                                                     ==========   ==========   ==========

     Included in reinsurance recoverables at December 31, 2004 and 2003 are the amounts due from ALIC of $1.1 million and $1.3 million, respectively. The table above excludes $2.7 million and $2.6 million of premiums and contract charges ceded to ALIC during 2004 and 2003 under the terms of the structured settlement reinsurance treaty and the GMAB reinsurance treaty (See Note 4).

                                       26



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10.   DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisitions costs for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Balance, beginning of year                           $  187,437   $  166,925   $  156,615
   Impact of adoption of SOP 03-1 (1)                   (11,140)           -            -
   Disposition of operations (2)                         (3,213)           -            -
   Acquisition costs deferred                            92,502       58,905       56,852
   Amortization charged to income                       (25,971)     (29,969)     (23,535)
   Effect of unrealized gains and losses                 (1,442)      (8,424)     (23,007)
                                                     ----------   ----------   ----------
Balance, end of year                                 $  238,173   $  187,437   $  166,925
                                                     ==========   ==========   ==========

(1) The impact of adoption of SOP 03-1 includes a write-down in variable annuity DAC of $7.7 million, the reclassification of DSI from DAC to other assets resulting in a decrease to DAC of $4.1 million and an increase to DAC of $691 thousand for an adjustment to the effect of unrealized capital gains and losses.
(2) In 2004, DAC was reduced by $3.2 million related to the disposition of substantially all of our direct response distribution business (see Note
     3).

     Amortization charged to income includes $2.1 million, $1.7 million and $(1.0) million in 2004, 2003 and 2002, respectively, due to realized capital gains and losses.

     In 2004, DSI and related amortization is classified within the Statements of Financial Position and Operations and Comprehensive Income as other assets and interest credited to contractholder funds, respectively. Deferred sales inducement activity for the twelve months ended December 31, 2004 was as follows:

         (IN THOUSANDS)
         Balance, January 1, 2004 (1)                             $    2,369
         Sales inducements deferred                                    1,531
         Amortization charged to income                                 (760)
         Effects of unrealized gains and losses                         (185)
                                                                  ----------
         Balance, December 31, 2004                               $    2,955
                                                                  ==========

         (1) The January 1, 2004 balance includes a $3.0 million write-down of DSI due to the adoption of SOP 03-1 (see Note 2).

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur.
Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2004.

                                       27



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. Recent state and federal regulatory initiatives and proceedings have included efforts to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

     Regulatory bodies have contacted ALIC and some of its subsidiaries, including the Company, and have requested information relating to variable insurance products, including such areas as market timing and late trading and sales practices. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to variable insurance products sales and subaccount trading practices. ALIC and its subsidiaries, including the Company, have responded and will continue to respond to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

LEGAL PROCEEDINGS

BACKGROUND

     The Company and certain of its affiliates are named as defendants in a number of lawsuits and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter, novel legal issues, variations between jurisdictions in which matters are being litigated, differences in applicable laws and judicial interpretations, the length of time before many of these matters might be resolved by settlement or through litigation and, in some cases, the timing of their resolutions relative to other similar cases brought against other companies, the fact that some of these matters are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined, the fact that some of these matters involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear, and the current challenging legal environment faced by large corporations and insurance companies.

     - In these matters, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages or are not specified. Often more specific information beyond the type of relief sought is not available because plaintiffs have not requested more specific relief in their court pleadings. In our experience, monetary demands in plaintiffs' court pleadings bear little relation to the ultimate loss, if any, to the Company.

     - For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from these matters at this time. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - In the opinion of the Company's management, while some of these matters may be material to the Company's operating results for any particular period if an unfavorable outcome results, none will have a material adverse effect on the financial condition of the Company.

                                       28



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided below.
     AIC is defending various lawsuits involving worker classification issues. A putative nationwide class action filed by former employee agents includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. AIC has been vigorously defending this and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.
     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending another action, in which a class was certified in June 2004, filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted claims under ERISA and for constructive discharge, and are seeking the benefits provided in connection with the reorganization. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to Allstate "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA. This matter was dismissed with prejudice in late March 2004 by the trial court but is the subject of further proceedings on appeal. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.
The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its agents and subsidiaries, including the Company, have received interrogatories and demands to produce information from several regulatory and enforcement authorities. These authorities are seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, are seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. Published press reports have indicated that numerous demands of this nature have been sent to insurance companies as part of industry-wide investigations. The Corporation has cooperated and intends to continue to cooperate with these and any similar requests for information.
     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits, some of which involve claims for substantial or indeterminate amounts.
This litigation is based on a variety of issues and targets a range of the Company's practices. The outcome of these disputes is currently unpredictable.
However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                       29



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

12.   INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the
"Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the
Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return.
Effectively, this results in the Company's annual income tax provision being computed with adjustments as if the Company filed a separate return.
     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.
     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                                                   2004           2003
                                                               ------------   ------------
(IN THOUSANDS)
DEFERRED ASSETS
Life and annuity reserves                                      $     77,104   $     56,408
Discontinued operations                                                 339          1,902
Premium installment receivable                                        2,991          2,328
Other assets                                                          1,509          2,659
                                                               ------------   ------------
   Total deferred assets                                             81,943         63,297
                                                               ------------   ------------

DEFERRED LIABILITIES
Deferred policy acquisition costs                                   (73,583)       (60,439)
Unrealized net capital gains                                        (83,599)       (74,698)
Difference in tax bases of investments                              (11,299)        (8,801)
Prepaid commission expense                                           (1,826)          (699)
Other liabilities                                                    (2,396)          (317)
                                                               ------------   ------------
   Total deferred liabilities                                      (172,703)      (144,954)
                                                               ------------   ------------

   Net deferred liability                                      $    (90,760)  $    (81,657)
                                                               ============   ============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                          2004         2003         2002
                                                     ----------   ----------   ----------
Current                                              $   13,640   $    8,488   $   10,095
Deferred                                                  4,285        3,541        2,880
                                                     ----------   ----------   ----------
    Total income tax expense                         $   17,925   $   12,029   $   12,975
                                                     ==========   ==========   ==========

     The Company paid income taxes of $5.8 million, $15.7 million and $17.1 million in 2004, 2003 and 2002, respectively. The Company had a current income tax receivable of $367 thousand and $8.2 million at December 31, 2004 and 2003, respectively.

                                       30



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                        2004         2003         2002
                                                     ----------   ----------   ----------
Statutory federal income tax rate                          35.0%        35.0%        35.0%
State income tax expense                                    2.1          4.0          1.2
Other                                                      (1.6)        (2.2)        (1.3)
                                                     ----------   ----------   ----------
Effective income tax rate                                  35.5%        36.8%        34.9%
                                                     ==========   ==========   ==========

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004
Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The balance in this account at December 31, 2004, was $389 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $136 thousand if such amounts had been distributed or deemed distributed from the policyholder surplus account. No provision for taxes has ever been made for this item since the Company had no intention of distributing such amounts. The Company expects to utilize this provision, thereby eliminating this potential tax liability.

13.   STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. The

State of New York requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual
("Codification"), subject to any deviations prescribed or permitted by the State of New York insurance Superintendent.
     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.
     Statutory net income for 2004, 2003 and 2002 was $13.6 million, $36.8 million and $1.2 million, respectively. Statutory capital and surplus as of December 31, 2004 and 2003 was $356.8 million and $294.6 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors.
The payment of shareholder dividends by the Company without prior approval of the state insurance regulator in any calendar year is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in conformity with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2005 without prior approval of the New York State Insurance Department is $15.2 million. In the twelve-month period beginning January 1, 2004, the Company did not pay any dividends.

                                       31



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

14.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     The Company utilizes the services of AIC employees. AIC provides various benefits, described in the following paragraphs, to its employees. The Company is allocated an appropriate share of the costs associated with these benefits in accordance with a service and expenses agreement.
     Defined pension plans, sponsored by AIC, cover most full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The Company uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in net income was $1.5 million, $1.4 million and $518 thousand for the pension plans in 2004, 2003 and 2002, respectively. AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plan's participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans are not funded.
AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $588 thousand, $431 thousand and $439 thousand for postretirement benefits other than pension plans in 2004, 2003 and 2002, respectively.

PROFIT SHARING PLAN

     Employees of AIC are eligible to become members of The Savings and Profit
Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.
     The Company's allocation of profit sharing expense from the Corporation was $1.3 million, $1.1 million and $1.3 million in 2004, 2003 and 2002, respectively.

                                       32



                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

15.   OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income (loss) on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                    2004
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax        Tax          tax
                                                     ----------   ----------   ----------
  Unrealized holding gains arising during the
   period                                            $   20,221   $   (7,077)  $   13,144
  Less: reclassification adjustments                     (5,211)       1,824       (3,387)
                                                     ----------   ----------   ----------
  Unrealized net capital gains and losses                25,432       (8,901)      16,531
                                                     ----------   ----------   ----------
  Other comprehensive income                         $   25,432   $   (8,901)  $   16,531
                                                     ==========   ==========   ==========

(IN THOUSANDS)

                                                                    2003
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax        Tax          tax
                                                     ----------   ----------   ----------
  Unrealized holding losses arising during the
   period                                            $  (53,362)  $   18,677   $  (34,685)
  Less: reclassification adjustments                     (5,776)       2,022       (3,754)
                                                     ----------   ----------   ----------
  Unrealized net capital gains and losses               (47,586)      16,655      (30,931)
                                                     ----------   ----------   ----------
  Other comprehensive loss                           $  (47,586)  $   16,655   $  (30,931)
                                                     ==========   ==========   ==========

                                                                    2002
                                                     ------------------------------------
                                                                                 After-
UNREALIZED CAPITAL GAINS AND LOSSES:                   Pretax         Tax         tax
                                                     ----------   ----------   ----------
   Unrealized holding gains arising during the
    period                                           $   66,740   $  (23,359)  $   43,381
   Less: reclassification adjustments                   (11,200)       3,921       (7,279)
                                                     ----------   ----------   ----------
   Unrealized net capital gains and losses               77,940      (27,280)      50,660
                                                     ----------   ----------   ----------
   Other comprehensive income                        $   77,940   $  (27,280)  $   50,660
                                                     ==========   ==========   ==========

                                       33


                              --------------------------------------------------
                              ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2004
                              AND 2003, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company of New York:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life of New York Separate Account A (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life of New York Separate Account A as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                                           AIM V. I.        AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip      Appreciation      Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,687,638  $     8,446,558  $     4,295,279  $     6,874,893  $    10,011,641  $       964,113
Contracts in payout
  (annuitization) period                    -            7,892                -            5,791            1,971            3,319
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,687,638  $     8,454,450  $     4,295,279  $     6,880,684  $    10,013,612  $       967,432
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      311,456          798,343          362,777        1,001,555          441,323           65,901
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,036,661  $     8,648,537  $     3,564,639  $     7,652,300  $    11,132,749  $       825,680
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.44  $          8.48  $         11.37  $          6.24  $          5.81  $         12.31
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.86  $         10.77  $         12.53  $          9.37  $         14.18  $         13.38
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.        AIM V. I.
                                 AIM V. I.     AIM V. I. Dent     Diversified      Government        AIM V. I.        AIM V. I.
                                Core Equity     Demographics        Income         Securities         Growth         High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    12,618,028  $     1,512,487  $     3,886,513  $     7,097,756  $     6,344,413  $     2,075,700
Contracts in payout
  (annuitization) period               25,430                -           12,671                -           16,924                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    12,643,458  $     1,512,487  $     3,899,184  $     7,097,756  $     6,361,337  $     2,075,700
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      559,445          268,172          446,131          588,049          396,345          321,814
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    13,089,451  $     1,976,843  $     4,228,254  $     7,041,710  $     8,879,045  $     1,887,297
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.87  $          5.11  $         11.02  $         10.66  $          4.48  $          9.56
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         16.94  $          9.79  $         13.25  $         13.85  $         12.11  $         12.70
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.        AIM V. I.
                               International       Mid Cap         AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                                  Growth         Core Equity     Money Market    Premier Equity     Technology        Utilities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,725,859  $     1,556,742  $     2,517,384  $    17,799,364  $       949,870  $     1,855,617
Contracts in payout
  (annuitization) period                    -                -                -           15,967                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     5,725,859  $     1,556,742  $     2,517,384  $    17,815,331  $       949,870  $     1,855,617
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      289,624          118,745        2,517,384          836,401           76,479          118,874
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,410,357  $     1,341,040  $     2,517,384  $    21,661,987  $       848,271  $     1,512,176
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.93  $         10.83  $          9.73  $          6.08  $         11.07  $         12.21
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.48  $         14.17  $         12.00  $         14.47  $         11.12  $         12.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     AIM V. I.
                                 AIM V. I.                                                            Capital         AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.      Appreciation        Capital
                                 Growth II       Balanced II    Basic Value II    Blue Chip II          II         Development II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $        26,945  $       723,522  $     1,896,369  $       377,791  $       697,503  $        41,862
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        2,291           68,711          161,256           55,395           31,000            2,873
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $        21,137  $       659,062  $     1,623,434  $       326,867  $       630,561  $        34,523
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.92  $          9.92  $         10.90  $          9.66  $          9.85  $         11.59
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.05  $         10.05  $         14.14  $          9.78  $         12.88  $         11.68
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               AIM V. I. Dent      AIM V. I.        AIM V. I.
                                 AIM V. I.      Demographics      Diversified      Government        AIM V. I.        AIM V. I.
                              Core Equity II         II            Income II      Securities II      Growth II      High Yield II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       122,237  $        88,158  $       221,607  $     1,274,124  $        86,332  $       235,545
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        5,438           15,742           25,560          106,089            5,419           36,632
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       102,565  $        72,768  $       228,418  $     1,305,792  $        69,828  $       216,774
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.79  $          9.53  $         11.01  $         10.71  $          9.23  $         12.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.92  $          9.65  $         11.14  $         10.84  $          9.36  $         12.88
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.        AIM V. I.        AIM V. I.        AIM V. I.
                               International       Mid Cap           Money           Premier         AIM V. I.        AIM V. I.
                                 Growth II     Core Equity II      Market II        Equity II      Technology II    Utilities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       187,442  $       564,575  $       444,572  $       279,219  $        10,306  $        55,201
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        9,539           43,296          444,572           13,183              832            3,545
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       143,341  $       539,258  $       444,572  $       244,738  $         9,284  $        46,658
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.71  $         10.78  $          9.70  $          8.69  $         11.04  $         12.19
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.87  $         12.32  $          9.73  $         12.27  $         11.07  $         12.22
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance         Alliance         Alliance
                                 Bernstein        Bernstein        Bernstein        Bernstein
                                 Variable         Variable         Variable         Variable      Delaware Group   Delaware Group
                                  Product          Product          Product          Product          Premium          Premium
                                Series Fund      Series Fund      Series Fund      Series Fund      Fund, Inc.       Fund, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  Alliance                          Alliance         Delaware
                                 Alliance         Bernstein        Alliance         Bernstein         VIP GP
                                 Bernstein        Growth &         Bernstein        Small Cap        Small Cap        Delaware
                                  Growth           Income       Premier Growth        Value            Value        VIP GP Trend
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,875,610  $     6,846,068  $       657,123  $     2,169,463  $     3,251,122  $     1,043,409
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      103,912          286,806           28,435          129,212          106,769           33,954
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,662,170  $     5,876,426  $       754,898  $     1,843,279  $     2,166,875  $       796,238
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.48  $         10.42  $          5.65  $         15.87  $         20.07  $          9.08
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.11  $         13.52  $         12.31  $         16.03  $         20.07  $          9.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus
                                 Socially                           Dreyfus          Dreyfus         Fidelity         Fidelity
                                Responsible                        Variable         Variable         Variable         Variable
                                  Growth        Dreyfus Stock     Investment       Investment        Insurance        Insurance
                                Fund, Inc.       Index Fund          Fund             Fund         Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Dreyfus
                                 Socially
                                Responsible     Dreyfus Stock     VIF Capital          VIF                               VIP
                                Growth Fund      Index Fund      Appreciation     Money Market    VIP Contrafund    Equity-Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       256,298  $     5,872,352  $       847,955  $     3,267,582  $     3,692,428  $     5,039,497
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       10,183          190,105           23,846        3,267,582          138,709          198,640
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       281,298  $     5,058,703  $       792,479  $     3,267,582  $     2,920,884  $     4,091,172
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.48  $          8.66  $          9.08  $          9.91  $         10.54  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          6.48  $          8.66  $          9.08  $          9.91  $         11.16  $         11.79
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity         Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 VIP Growth        VIP High                       VIP Investment
                                VIP Growth      Opportunities       Income        VIP Index 500     Grade Bond      VIP Overseas
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     4,302,132  $       622,750  $     1,049,957  $     3,376,989  $     2,555,037  $     1,246,273
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      134,400           38,752          149,994           24,515          192,833           71,134
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,043,833  $       558,004  $       961,427  $     2,951,857  $     2,519,781  $     1,019,850
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.41  $          8.28  $         10.17  $          8.35  $         13.05  $          8.73
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          7.06  $          8.28  $         10.17  $          8.35  $         13.05  $          9.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Franklin                                           Franklin         Franklin
                                Growth and                         Franklin         Large Cap        Small Cap        Franklin
                                  Income          Franklin          Income           Growth            Value            U.S.
                                Securities       High Income      Securities       Securities       Securities       Government
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,351,905  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
Contracts in payout
  (annuitization) period                4,103                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,356,008  $       398,529  $     3,552,506  $       630,168  $     3,569,577  $     1,879,967
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      541,543           57,758          226,707           42,293          228,088          146,415
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,702,143  $       384,591  $     3,361,582  $       614,036  $     3,007,295  $     1,862,595
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.49  $         10.67  $         11.21  $         10.52  $         17.62  $         10.22
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.71  $         10.72  $         11.26  $         10.53  $         17.90  $         10.27
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance       Lord Abbett      Lord Abbett
                              Products Trust   Products Trust   Products Trust   Products Trust     Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   Templeton
                                                                  Developing        Templeton
                               Mutual Shares      Templeton         Markets          Foreign
                                Securities     Asset Strategy     Securities       Securities        All Value     Bond-Debenture
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,794,546  $       497,789  $     1,167,262  $     4,396,172  $       145,809  $       403,286
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      528,518           23,761          134,632          306,353           10,452           33,468
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,947,909  $       381,824  $       960,417  $     3,759,865  $       141,865  $       419,200
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.93  $         13.06  $         20.58  $         10.73  $         10.90  $         10.36
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.19  $         13.06  $         20.90  $         16.01  $         10.92  $         10.37
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  MFS Variable     MFS Variable     MFS Variable
                                Lord Abbett      Lord Abbett      Lord Abbett       Insurance        Insurance        Insurance
                                Series Fund      Series Fund      Series Fund         Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Growth and         Growth                                               MFS         MFS Investors
                                  Income        Opportunities    Mid-CapValue       MFS Bond        High Income         Trust
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       311,140  $       218,736  $       456,787  $     1,495,271  $       585,815  $       954,837
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       11,447           16,446           21,971          122,966           56,491           52,812
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       304,667  $       211,973  $       446,773  $     1,438,004  $       547,519  $       836,337
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.89  $         11.14  $         11.12  $         13.56  $         11.82  $          8.36
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.90  $         11.15  $         11.14  $         13.56  $         11.82  $          8.36
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                               Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable       Variable         Variable         Variable         Variable         Variable
                                 Insurance       Investment       Investment       Investment       Investment       Investment
                                   Trust           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  MFS New        Aggressive        Dividend                          European          Global
                                 Discovery         Equity           Growth           Equity           Growth          Advantage
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       674,190  $     1,749,931  $    35,172,451  $    21,094,889  $     9,556,399  $     1,084,169
Contracts in payout
  (annuitization) period                    -                -           81,694           48,031           12,016                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       674,190  $     1,749,931  $    35,254,145  $    21,142,920  $     9,568,415  $     1,084,169
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       45,339          156,523        2,434,679          878,393          518,052          132,539
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       584,020  $     2,172,602  $    38,269,154  $    29,298,926  $     9,865,654  $     1,373,400
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.82  $         10.38  $         32.66  $         10.99  $         35.87  $          8.35
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          7.82  $         11.39  $         37.55  $         87.71  $         38.11  $         11.82
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                  Global
                                 Dividend                                                             Limited
                                  Growth         High Yield     Income Builder     Information       Duration       Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,329,270  $     1,490,047  $     2,006,245  $       390,036  $     2,155,053  $     7,400,147
Contracts in payout
  (annuitization) period               31,458            5,817                -                -                -           19,516
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    10,360,728  $     1,495,864  $     2,006,245  $       390,036  $     2,155,053  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      716,510        1,246,553          170,890           78,478          221,258        7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     8,844,457  $     3,702,070  $     1,856,038  $       389,974  $     2,239,393  $     7,419,663
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         21.55  $         12.69  $         11.83  $          4.75  $         10.43  $         14.10
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         22.65  $         16.77  $         15.85  $          4.77  $         11.47  $         23.01
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Morgan Stanley   Morgan Stanley
                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley      Variable         Variable
                                 Variable         Variable         Variable         Variable        Investment       Investment
                                Investment       Investment       Investment       Investment         Series           Series
                                  Series           Series           Series           Series       (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Aggressive        Dividend
                                                                                                      Equity           Growth
                                  Quality                                                            (Class Y         (Class Y
                                Income Plus     S&P 500 Index     Strategist        Utilities         Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    17,442,673  $     6,319,867  $    17,535,706  $     9,349,445  $     1,670,895  $     4,356,700
Contracts in payout
  (annuitization) period              294,423                -           65,795          249,106                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    17,737,096  $     6,319,867  $    17,601,501  $     9,598,551  $     1,670,895  $     4,356,700
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,660,777          567,313        1,060,331          651,633          150,667          301,293
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    17,437,508  $     6,341,455  $    15,764,708  $    10,643,769  $     1,384,972  $     3,916,377
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.71  $         10.66  $         32.97  $         25.37  $          6.67  $         10.06
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         32.21  $         10.75  $         41.28  $         26.69  $         13.58  $         13.10
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                  European          Global           Global
                                  Equity           Growth          Advantage     Dividend Growth    High Yield     Income Builder
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     2,612,130  $     1,035,252  $       166,614  $     1,639,192  $     2,123,604  $     2,018,757
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      108,703           56,356           20,469          114,309        1,769,670          172,396
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     2,293,310  $       876,351  $       142,978  $     1,384,326  $     2,009,840  $     1,743,352
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.63  $          9.24  $          9.97  $         12.21  $          6.29  $         11.32
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.01  $         14.09  $         13.97  $         14.68  $         12.25  $         12.75
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Limited                           Quality
                                Information       Duration       Money Market      Income Plus     S&P 500 Index     Strategist
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                  Shares)          Shares)          Shares)          Shares)          Shares)          Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       150,926  $     5,598,954  $     3,932,689  $     6,011,652  $     5,061,243  $     3,201,321
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       30,614          575,432        3,932,689          563,416          457,617          193,083
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       137,471  $     5,782,140  $     3,932,689  $     5,962,525  $     4,339,456  $     2,714,073
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.05  $          9.90  $          9.77  $         10.59  $          8.40  $         10.24
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.27  $         10.88  $         10.09  $         12.85  $         13.19  $         13.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley
                                 Variable
                                Investment       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                  Series          Variable         Variable         Variable         Variable         Variable
                              (Class Y Shares)  Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Utilities       Oppenheimer                       Oppenheimer      Oppenheimer
                                 (Class Y        Aggressive       Oppenheimer        Capital          Global         Oppenheimer
                                  Shares)          Growth            Bond         Appreciation      Securities       High Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       938,388  $     1,912,084  $     1,839,311  $     2,284,677  $     1,393,785  $     1,148,839
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       63,749           43,486          159,940           61,765           47,231          130,550
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       869,345  $     1,706,235  $     1,771,463  $     2,066,095  $     1,084,226  $     1,059,300
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          7.26  $          6.50  $         12.85  $          7.62  $         10.69  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.66  $          6.50  $         12.85  $          7.62  $         10.69  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Oppenheimer      Oppenheimer      Oppenheimer
                                                                                    Variable         Variable         Variable
                                Oppenheimer      Oppenheimer      Oppenheimer     Account Funds    Account Funds    Account Funds
                                 Variable         Variable         Variable      (Service Class   (Service Class   (Service Class
                               Account Funds    Account Funds    Account Funds       ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Oppenheimer
                                                 Main Street                       Oppenheimer
                                Oppenheimer       Small Cap       Oppenheimer      Aggressive       Oppenheimer      Oppenheimer
                                Main Street        Growth       Strategic Bond     Growth (SC)     Balanced (SC)      Bond (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     4,572,789  $     1,978,550  $     3,735,188  $     1,754,381  $     4,467,017  $       309,566
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      219,424          123,274          716,927           40,201          258,807           26,989
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,978,080  $     1,518,668  $     3,266,628  $     1,555,937  $     4,111,336  $       307,172
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          8.92  $         12.01  $         14.18  $         14.47  $         14.06  $         10.10
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $          8.92  $         12.01  $         14.18  $         14.70  $         14.28  $         10.12
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class   (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                  ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Oppenheimer      Oppenheimer                                        Oppenheimer
                                  Capital          Global         Oppenheimer      Oppenheimer      Main Street      Oppenheimer
                               Appreciation      Securities          High             Main           Small Cap        Strategic
                                   (SC)             (SC)          Income (SC)      Street (SC)      Growth (SC)       Bond (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     6,383,985  $     2,874,454  $     5,848,511  $    11,021,413  $     3,591,812  $    12,393,682
Contracts in payout
  (annuitization) period                1,971                -                -            2,019                -            2,025
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     6,385,956  $     2,874,454  $     5,848,511  $    11,023,432  $     3,591,812  $    12,395,707
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      173,862           98,004          667,638          532,533          224,910        2,343,234
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,957,640  $     2,341,631  $     5,578,920  $    10,110,830  $     3,068,548  $    11,711,673
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.82  $         16.55  $         13.78  $         13.49  $         17.09  $         12.87
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.97  $         16.81  $         13.99  $         13.70  $         17.36  $         13.07
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                VT American
                                Government       VT Capital       VT Capital      VT Discovery    VT Diversified         VT
                                  Income        Appreciation     Opportunities       Growth           Income        Equity Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     7,954,069  $     1,066,191  $       158,382  $     1,583,656  $     9,590,745  $     1,044,167
Contracts in payout
  (annuitization) period               16,455                -                -                -           32,595                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     7,970,524  $     1,066,191  $       158,382  $     1,583,656  $     9,623,340  $     1,044,167
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      680,660          123,117           10,999          318,643        1,049,437           77,403
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,980,939  $       885,829  $       144,360  $     1,360,529  $     9,131,654  $       917,328
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.16  $          8.17  $         15.00  $          4.73  $         13.16  $         13.23
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.78  $          8.31  $         15.09  $          4.81  $         13.34  $         13.30
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               VT The George         VT
                                Putnam Fund     Global Asset          VT          VT Growth and      VT Growth        VT Health
                                 of Boston       Allocation      Global Equity       Income        Opportunities      Sciences
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,801,872  $     6,870,180  $     6,070,091  $    49,112,174  $     2,357,658  $     7,075,337
Contracts in payout
  (annuitization) period               23,781                -           19,455           26,055            3,229                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    16,825,653  $     6,870,180  $     6,089,546  $    49,138,229  $     2,360,887  $     7,075,337
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,456,766          482,118          594,682        1,931,534          505,543          603,183
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    15,094,920  $     6,350,873  $     8,315,308  $    45,225,697  $     3,704,573  $     7,260,416
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.11  $          9.67  $          5.33  $          9.98  $          4.13  $          9.14
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.99  $         13.47  $          8.27  $         14.90  $          4.24  $         12.03
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                       VT               VT
                                                                      VT          International    International
                                                                 International     Growth and           New
                               VT High Yield      VT Income         Equity           Income        Opportunities    VT Investors
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,223,907  $    20,487,737  $    13,626,027  $     2,912,706  $     2,167,341  $    16,288,064
Contracts in payout
  (annuitization) period               31,526           34,308           27,052                -                -           14,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,255,433  $    20,522,045  $    13,653,079  $     2,912,706  $     2,167,341  $    16,302,715
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                    1,025,520        1,593,326          928,149          215,596          173,804        1,631,903
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,990,183  $    19,952,705  $    12,416,018  $     2,424,479  $     2,738,810  $    19,011,607
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.07  $         10.67  $          8.04  $         10.64  $          4.93  $          6.41
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.65  $         12.54  $         15.44  $         11.89  $          9.71  $         14.53
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     VT OTC &
                                    VT               VT             VT New                           Emerging
                               Mid Cap Value    Money Market     Opportunities    VT New Value        Growth         VT Research
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       861,289  $     9,926,361  $    12,144,565  $     9,890,119  $     2,417,236  $     7,308,438
Contracts in payout
  (annuitization) period                    -           26,841           13,572           22,971                -            3,193
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       861,289  $     9,953,202  $    12,158,137  $     9,913,090  $     2,417,236  $     7,311,631
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       58,671        9,953,202          723,699          607,048          404,220          642,498
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       706,485  $     9,953,202  $    19,493,869  $     7,999,551  $     4,810,064  $     7,675,866
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.50  $          9.70  $          4.52  $         13.48  $          2.08  $          7.63
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.59  $         10.80  $         14.79  $         16.71  $          4.94  $         13.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Scudder          Scudder
                                  Putnam           Putnam           Putnam           Putnam          Variable         Variable
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust      Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                VT Utilities
                               VT Small Cap      Growth and                                        21st Century
                                   Value           Income          VT Vista        VT Voyager         Growth          Balanced
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    11,830,785  $     4,604,791  $     7,662,087  $    25,353,927  $         2,896  $         3,355
Contracts in payout
  (annuitization) period               31,748           16,221                -           13,219                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    11,862,533  $     4,621,012  $     7,662,087  $    25,367,146  $         2,896  $         3,355
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      520,515          341,286          616,419          932,616              545              287
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,595,801  $     4,714,341  $     9,261,555  $    35,243,800  $         4,661  $         3,043
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.35  $          9.39  $          5.77  $          5.62  $          8.62  $         11.46
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         21.96  $         16.98  $         15.98  $         12.93  $          8.62  $         11.46
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder          Scudder          Scudder          Scudder       The Universal
                                 Variable         Variable         Variable         Variable         Variable       Institutional
                                 Series I         Series I         Series I         Series I         Series II       Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                     Van Kampen
                                                 Growth and                                                         UIF Emerging
                                   Bond            Income        International    Money Market        Growth       Markets Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $        43,182  $         7,784  $         3,704  $        11,547  $         3,021  $     1,215,259
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                        6,056              838              390           11,547              156          109,978
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $        41,641  $         7,593  $         5,089  $        11,547  $         3,550  $       955,417
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.14  $          9.47  $         10.12  $         11.44  $          7.65  $         11.91
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.22  $          9.52  $         10.12  $         11.44  $          7.65  $         15.77
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    The Universal
                               The Universal    The Universal    The Universal    The Universal    The Universal    Institutional
                               Institutional    Institutional    Institutional    Institutional    Institutional     Funds, Inc.
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                 Van Kampen                                                          Van Kampen
                                Van Kampen           UIF          Van Kampen       Van Kampen       Van Kampen      UIF Emerging
                                    UIF         International         UIF           UIF U.S.         UIF U.S.       Markets Debt
                               Equity Growth       Magnum       Mid Cap Growth    Mid Cap Value     Real Estate      (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,195,970  $       961,143  $     1,018,839  $     5,517,989  $     2,348,488  $     2,613,398
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      232,434           85,132           98,344          324,779          114,672          294,633
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,405,025  $       877,049  $       748,442  $     4,577,917  $     1,550,118  $     2,536,408
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $          6.76  $          9.85  $         12.22  $         10.74  $         16.73  $         12.17
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         10.79  $         10.89  $         12.95  $         12.41  $         21.76  $         15.17
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal    The Universal
                               Institutional    Institutional    Institutional    Institutional    Institutional    Institutional
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen     Van Kampen UIF
                               UIF Emerging    UIF Equity and         UIF          UIF Global           UIF         Small Company
                              Markets Equity       Income        Equity Growth      Franchise     Mid Cap Growth       Growth
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       (Class II)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       767,610  $     2,113,708  $     1,006,184  $     2,565,770  $     1,532,208  $     1,708,194
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                       69,530          162,969           73,551          185,791          148,039          110,420
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       634,512  $     1,981,133  $       916,590  $     2,380,766  $     1,308,665  $     1,498,636
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         17.92  $         10.94  $         10.72  $         11.05  $         15.57  $         15.80
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         18.10  $         12.79  $         12.42  $         13.64  $         15.73  $         15.99
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal     Van Kampen       Van Kampen       Van Kampen       Van Kampen
                               Institutional    Institutional        Life             Life             Life             Life
                                Funds, Inc.      Funds, Inc.      Investment       Investment       Investment       Investment
                                (Class II)       (Class II)          Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              Van Kampen UIF     Van Kampen
                               U.S. Mid Cap       UIF U.S.
                                   Value         Real Estate                      LIT Emerging                           LIT
                                (Class II)       (Class II)      LIT Comstock        Growth       LIT Government    Money Market
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     3,971,692  $     6,008,432  $     6,011,014  $     2,672,883  $       538,796  $     2,047,888
Contracts in payout
  (annuitization) period                    -                -                -            1,110                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     3,971,692  $     6,008,432  $     6,011,014  $     2,673,993  $       538,796  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      234,180          294,820          437,801          102,767           56,835        2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     3,461,533  $     4,864,008  $     4,849,274  $     3,762,685  $       538,381  $     2,047,888
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.28  $         17.00  $         12.04  $          4.48  $         11.00  $         10.26
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         15.16  $         19.61  $         13.38  $         12.81  $         11.00  $         10.26
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen       Van Kampen       Van Kampen       Van Kampen       Van Kampen
                                   Life             Life             Life             Life             Life
                                Investment       Investment       Investment       Investment       Investment       Wells Fargo
                                   Trust            Trust            Trust            Trust            Trust          Variable
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              LIT Aggressive                     LIT Emerging    LIT Growth and         LIT        Wells Fargo VT
                                  Growth        LIT Comstock        Growth           Income        Money Market         Asset
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)       Allocation
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
Contracts in payout
  (annuitization) period                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,789,698  $    14,646,521  $     2,950,663  $     8,062,509  $     5,486,956  $       611,648
                              ===============  ===============  ===============  ===============  ===============  ===============
FUND SHARE INFORMATION
Number of shares                      368,251        1,069,870          114,190          417,963        5,486,956           47,159
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,572,758  $    12,285,610  $     2,683,224  $     7,132,836  $     5,486,956  $       539,581
                              ===============  ===============  ===============  ===============  ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.10  $         11.31  $          7.67  $         13.85  $          9.85  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         14.59  $         14.52  $         12.49  $         15.14  $          9.93  $         10.31
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------

                                 Wells Fargo     Wells Fargo
                                  Variable         Variable
                                    Trust           Trust
                                 Sub-Account     Sub-Account
                              ---------------  ---------------
                               Wells Fargo VT   Wells Fargo VT
                                Equity Income       Growth
                              ---------------  ---------------
ASSETS
Investments at fair value     $       322,591  $       386,550
                              ---------------  ---------------
  Total assets                $       322,591  $       386,550
                              ===============  ===============

NET ASSETS
Accumulation units            $       322,591  $       386,550
Contracts in payout
  (annuitization) period                    -                -
                              ---------------  ---------------
  Total net assets            $       322,591  $       386,550
                              ===============  ===============
FUND SHARE INFORMATION
Number of shares                       19,754           27,670
                              ===============  ===============
Cost of investments           $       276,296  $       339,392
                              ===============  ===============
ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.62  $          6.90
                              ===============  ===============
  Highest                     $         10.62  $          6.90
                              ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                                           AIM V. I.        AIM V. I.
                                Aggressive        AIM V. I.        AIM V. I.        AIM V. I.         Capital          Capital
                                  Growth          Balanced        Basic Value       Blue Chip     Appreciation (a)   Development
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       117,683  $             -  $         7,048  $             -  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (39,067)         (97,330)         (46,163)         (75,964)        (118,777)         (11,581)
    Administrative expense             (3,439)          (8,396)          (3,844)          (6,720)          (9,622)          (1,032)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (42,506)          11,957          (50,007)         (75,636)        (128,399)         (12,613)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               445,321        1,087,540          638,016          800,822        1,283,852          346,232
    Cost of investments sold          532,150        1,152,255          551,502          914,200        1,561,187          334,642
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (86,829)         (64,715)          86,514         (113,378)        (277,335)          11,590

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (86,829)         (64,715)          86,514         (113,378)        (277,335)          11,590

Change in unrealized gains
  (losses)                            485,637          542,351          335,492          418,098          890,954          117,173
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         398,808          477,636          422,006          304,720          613,619          128,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       356,302  $       489,593  $       371,999  $       229,084  $       485,220  $       116,150
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.        AIM V. I.        AIM V. I.
                                 AIM V. I.     AIM V. I. Dent     Diversified        Global         Government        AIM V. I.
                                Core Equity     Demographics        Income        Utilities (b)     Securities       Growth (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       120,073  $             -  $       221,163  $        51,615  $       269,456  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (156,008)         (17,013)         (50,579)          (6,241)         (86,627)         (77,318)
    Administrative expense            (12,577)          (1,518)          (4,103)            (518)          (7,442)          (6,263)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (48,512)         (18,531)         166,481           44,856          175,387          (83,581)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,742,337          208,449          846,813        1,595,220        2,014,240          752,040
    Cost of investments sold        1,911,995          282,996          925,764        2,419,163        1,954,278        1,102,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares               (169,658)         (74,547)         (78,951)        (823,943)          59,962         (350,611)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                       (169,658)         (74,547)         (78,951)        (823,943)          59,962         (350,611)

Change in unrealized gains
  (losses)                          1,121,893          190,322           49,928          785,242         (143,842)         840,668
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         952,235          115,775          (29,023)         (38,701)         (83,880)         490,057
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       903,723  $        97,244  $       137,458  $         6,155  $        91,507  $       406,476
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   AIM V. I.         AIM V. I.                       AIM V. I.
                                 AIM V. I.      International       Mid Cap         AIM V. I.           New           AIM V. I.
                                High Yield         Growth         Core Equity     Money Market    Technology (c)  Premier Equity (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        59,706  $        33,326  $         2,278  $        17,744  $             -  $        80,751
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (25,528)         (58,940)         (16,756)         (31,541)          (4,802)        (220,170)
    Administrative expense             (2,260)          (4,854)          (1,333)          (2,650)            (432)         (17,842)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           31,918          (30,468)         (15,811)         (16,447)          (5,234)        (157,261)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               622,054          614,968          198,147        1,214,317        1,223,677        2,297,067
    Cost of investments sold          567,005          653,822          171,568        1,214,317        3,226,854        2,973,390
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         55,049          (38,854)          26,579                -       (2,003,177)        (676,323)

Realized gain distributions                 -                -           67,247                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Net realized gains
    (losses)                           55,049          (38,854)          93,826                -       (2,003,177)        (676,323)

Change in unrealized gains
  (losses)                            112,124        1,114,627           82,882                -        1,933,532        1,555,785
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Net realized and
    unrealized gains
    (losses) on investments           167,173        1,075,773          176,708                -          (69,645)         879,462
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       199,091  $     1,045,305  $       160,897  $       (16,447) $       (74,879) $       722,201
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable     AIM Variable     AIM Variable     AIM Variable
                               AIM Variable     AIM Variable       Insurance        Insurance        Insurance        Insurance
                                 Insurance        Insurance          Funds            Funds            Funds            Funds
                                   Funds            Funds          Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                   AIM V. I.
                                 AIM V. I.        AIM V. I.       Aggressive        AIM V. I.        AIM V. I.        AIM V. I.
                             Technology (c)(d) Utilities (b)(d)    Growth II       Balanced II    Basic Value II    Blue Chip II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $             -  $         9,467  $             -  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (7,960)         (13,219)            (477)          (9,153)         (20,918)          (5,248)
    Administrative expense               (709)          (1,095)             (33)            (682)          (2,442)            (369)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,669)         (14,314)            (510)            (368)         (23,360)          (5,617)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               364,177          120,952           16,031           53,984          158,017           35,126
    Cost of investments sold          372,856          110,193           13,307           49,704          142,772           32,048
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 (8,679)          10,759            2,724            4,280           15,245            3,078

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         (8,679)          10,759            2,724            4,280           15,245            3,078

Change in unrealized gains
  (losses)                            101,599          343,441             (365)          32,275          158,969           10,738
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          92,920          354,200            2,359           36,555          174,214           13,816
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        84,251  $       339,886  $         1,849  $        36,187  $       150,854  $         8,199
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.
                                  Capital         AIM V. I.                       AIM V. I. Dent      AIM V. I.       AIM V. I.
                               Appreciation        Capital         AIM V. I.      Demographics      Diversified        Global
                                    II         Development II   Core Equity II         II            Income II     Utilities II (e)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $             -  $           955  $             -  $        12,601  $         2,990
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (8,512)            (329)          (1,478)          (1,199)          (2,811)            (426)
    Administrative expense               (969)             (23)            (115)             (82)            (212)             (30)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (9,481)            (352)            (638)          (1,281)           9,578            2,534
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                28,647            5,851            3,656            9,245           21,376           96,417
    Cost of investments sold           27,978            6,015            3,093            8,693           21,615           90,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                    669             (164)             563              552             (239)           5,805

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                            669             (164)             563              552             (239)           5,805

Change in unrealized gains
  (losses)                             42,398            5,971            8,194            6,548           (2,578)          (8,365)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          43,067            5,807            8,757            7,100           (2,817)          (2,560)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        33,586  $         5,455  $         8,119  $         5,819  $         6,761  $           (26)
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Funds            Funds            Funds            Funds            Funds            Funds
                                 Series II        Series II        Series II        Series II        Series II        Series II
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 AIM V. I.                                          AIM V. I.        AIM V. I.        AIM V. I.
                                Government        AIM V. I.        AIM V. I.      International       Mid Cap           Money
                               Securities II      Growth II      High Yield II      Growth II     Core Equity II      Market II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        44,589  $             -  $         6,488  $           851  $           113  $         2,153
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (31,776)          (1,461)          (3,425)          (1,653)          (3,016)          (7,443)
    Administrative expense             (2,287)            (100)            (263)            (127)            (251)            (532)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           10,526           (1,561)           2,800             (929)          (3,154)          (5,822)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             3,077,813           24,878          889,941            2,958          476,150        1,024,744
    Cost of investments sold        3,090,275           21,964          887,678            2,335          469,998        1,024,744
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (12,462)           2,914            2,263              623            6,152                -

Realized gain distributions                 -                -                -                -           23,076                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (12,462)           2,914            2,263              623           29,228                -

Change in unrealized gains
  (losses)                             16,556            2,507           25,933           30,910           14,919                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments           4,094            5,421           28,196           31,533           44,147                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        14,620  $         3,860  $        30,996  $        30,604  $        40,993  $        (5,822)
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Alliance          Alliance
                               AIM Variable     AIM Variable     AIM Variable     AIM Variable       Bernstein        Bernstein
                                 Insurance        Insurance        Insurance        Insurance        Variable         Variable
                                   Funds            Funds            Funds            Funds           Product          Product
                                 Series II        Series II        Series II        Series II       Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                      Alliance
                                                  AIM V. I.        AIM V. I.        AIM V. I.         Alliance        Bernstein
                               AIM V. I. New       Premier        Technology        Utilities        Bernstein        Growth &
                             Technology II (f)    Equity II        II (d)(f)        II (d)(e)       Growth (a)       Income (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $           864  $             -  $             -  $             -  $        46,192
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                                (84)          (3,537)            (147)            (556)         (19,502)         (87,744)
    Administrative expense                 (5)            (300)              (9)             (40)          (1,761)          (7,675)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              (89)          (2,973)            (156)            (596)         (21,263)         (49,227)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                16,693            8,996            9,198           58,123          234,766        1,234,327
    Cost of investments sold           13,951            8,274            9,054           56,637          240,277        1,144,142
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
      Realized gains (losses)
        on fund shares                  2,742              722              144            1,486           (5,511)          90,185

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          2,742              722              144            1,486           (5,511)          90,185

Change in unrealized gains
  (losses)                             (3,834)          13,482            1,022            8,543          203,508          544,151
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          (1,092)          14,204            1,166           10,029          197,997          634,336
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        (1,181) $        11,231  $         1,010  $         9,433  $       176,734  $       585,109
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Alliance         Alliance                                            Dreyfus
                                 Bernstein        Bernstein                                          Socially
                                 Variable         Variable      Delaware Group   Delaware Group     Responsible
                                  Product          Product          Premium          Premium          Growth        Dreyfus Stock
                                Series Fund      Series Fund      Fund, Inc.       Fund, Inc.       Fund, Inc.       Index Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Alliance         Alliance         Delaware                           Dreyfus
                                 Bernstein        Bernstein         VIP GP                           Socially
                                  Premier         Small Cap        Small Cap        Delaware        Responsible     Dreyfus Stock
                                Growth (a)          Value            Value        VIP GP Trend      Growth Fund      Index Fund
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $         1,165  $         5,482  $             -  $         1,002  $       101,180
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (8,151)         (22,281)         (32,228)         (10,960)          (2,900)         (65,272)
    Administrative expense               (732)          (2,850)          (2,788)            (948)            (251)          (5,646)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,883)         (23,966)         (29,534)         (11,908)          (2,149)          30,262
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               141,000          113,287          276,273          160,931           24,261          589,369
    Cost of investments sold          161,484          103,930          205,681          127,961           27,930          526,981
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                (20,484)           9,357           70,592           32,970           (3,669)          62,388

Realized gain distributions                 -           34,958           54,712                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (20,484)          44,315          125,304           32,970           (3,669)          62,388

Change in unrealized gains
  (losses)                             72,036          246,720          427,776           78,956           17,879          415,034
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          51,552          291,035          553,080          111,926           14,210          477,422
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        42,669  $       267,069  $       523,546  $       100,018  $        12,061  $       507,684
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Dreyfus          Dreyfus         Fidelity         Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment        Insurance        Insurance        Insurance        Insurance
                                   Fund             Fund         Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                VIF Capital          VIF                               VIP                            VIP Growth
                               Appreciation     Money Market    VIP Contrafund    Equity-Income     VIP Growth      Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        14,079  $        28,477  $         9,672  $        71,810  $         9,926  $         2,717
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,715)         (41,853)         (35,942)         (54,740)         (45,560)          (5,928)
    Administrative expense               (840)          (3,620)          (3,109)          (4,735)          (3,941)            (513)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                            3,524          (16,996)         (29,379)          12,335          (39,575)          (3,724)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                73,904        1,176,979          495,235          402,078          476,410           88,181
    Cost of investments sold           70,362        1,176,979          423,837          347,783          461,173           82,542
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  3,542                -           71,398           54,295           15,237            5,639

Realized gain distributions                 -                -                -           17,155                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          3,542                -           71,398           71,450           15,237            5,639

Change in unrealized gains
  (losses)                             23,768                -          385,124          388,674          109,692           28,030
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          27,310                -          456,522          460,124          124,929           33,669
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        30,834  $       (16,996) $       427,143  $       472,459  $        85,354  $        29,945
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin          Franklin
                                 Fidelity         Fidelity         Fidelity         Fidelity         Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                               Products Fund    Products Fund    Products Fund    Products Fund   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     Franklin
                                                                                                    Growth and
                                 VIP High                        VIP Investment                       Income           Franklin
                                  Income        VIP Index 500     Grade Bond      VIP Overseas      Securities     High Income (d)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        65,271  $        27,445  $       104,663  $        12,344  $       124,514  $         5,992
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (10,910)         (29,339)         (29,631)         (13,016)         (67,481)          (1,670)
    Administrative expense               (944)          (2,538)          (2,563)          (1,126)          (9,690)            (233)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           53,417           (4,432)          72,469           (1,798)          47,343            4,089
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               136,107          262,269          602,425          891,567          616,212           28,810
    Cost of investments sold          128,569          245,201          594,471          840,151          595,348           46,180
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  7,538           17,068            7,954           51,416           20,864          (17,370)

Realized gain distributions                 -                -           75,284                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          7,538           17,068           83,238           51,416           20,864          (17,370)

Change in unrealized gains
  (losses)                             18,443          242,377          (76,794)          77,230          500,630           13,938
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          25,981          259,445            6,444          128,646          521,494           (3,432)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        79,398  $       255,013  $        78,913  $       126,848  $       568,837  $           657
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                 Franklin         Franklin         Franklin         Franklin         Franklin         Franklin
                                 Templeton        Templeton        Templeton        Templeton        Templeton        Templeton
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                              Products Trust   Products Trust   Products Trust   Products Trust   Products Trust   Products Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Franklin         Franklin
                                 Franklin         Large Cap        Small Cap        Franklin
                                  Income           Growth            Value            U.S.         Mutual Shares      Templeton
                              Securities (d)   Securities (g)     Securities     Government (d)     Securities     Asset Strategy
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         2,350  $             -  $         3,683  $         3,712  $        34,597  $        11,938
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,909)            (659)         (28,459)          (6,581)         (66,322)          (5,029)
    Administrative expense             (1,394)             (91)          (3,988)            (942)          (9,305)            (435)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (8,953)            (750)         (28,764)          (3,811)         (41,030)           6,474
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               207,552           40,485          316,862          156,136          456,978           77,077
    Cost of investments sold          202,262           39,391          292,199          155,139          440,940           64,174
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  5,290            1,094           24,663              997           16,038           12,903

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          5,290            1,094           24,663              997           16,038           12,903

Change in unrealized gains
  (losses)                            190,924           16,132          501,302           17,372          722,816           41,119
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         196,214           17,226          525,965           18,369          738,854           54,022
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       187,261  $        16,476  $       497,201  $        14,558  $       697,824  $        60,496
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Franklin         Franklin
                                 Templeton        Templeton
                                  Variable         Variable
                                 Insurance        Insurance       Lord Abbett      Lord Abbett      Lord Abbett      Lord Abbett
                              Products Trust   Products Trust     Series Fund      Series Fund      Series Fund      Series Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Templeton
                                Developing        Templeton
                                  Markets          Foreign                            Bond-         Growth and         Growth
                                Securities       Securities      All Value (g)    Debenture (g)     Income (g)     Opportunities (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        12,139  $        28,335  $           404  $        17,685  $         2,210  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,950)         (35,157)            (146)            (529)            (399)            (169)
    Administrative expense             (1,354)          (4,293)             (22)             (77)             (58)             (24)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              835          (11,115)             236           17,079            1,753             (193)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               145,400          374,661           20,440           31,837            2,814           21,948
    Cost of investments sold          136,097          338,148           19,835           31,842            2,719           21,612
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  9,303           36,513              605               (5)              95              336

Realized gain distributions                 -                -               20            4,116            2,246               27
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          9,303           36,513              625            4,111            2,341              363

Change in unrealized gains
  (losses)                            181,719          517,946            3,944          (15,914)           6,473            6,763
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         191,022          554,459            4,569          (11,803)           8,814            7,126
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       191,857  $       543,344  $         4,805  $         5,276  $        10,567  $         6,933
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable     MFS Variable
                                Lord Abbett     LSA Variable     LSA Variable     LSA Variable       Insurance        Insurance
                                Series Fund     Series Trust     Series Trust     Series Trust         Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                               LSA Aggressive         LSA             LSA                                MFS
                             Mid-CapValue (g)  Growth (a) (h)  Equity Growth (i) Mid Cap Value (j)   MFS Bond        High Income
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           728  $             -  $             -  $           642  $        89,480  $        10,504
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                               (388)          (3,229)          (3,297)          (6,427)         (17,618)          (4,089)
    Administrative expense                (55)            (434)            (448)            (885)          (1,524)            (354)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                              285           (3,663)          (3,745)          (6,670)          70,338            6,061
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                29,016          932,815          954,816        2,174,187          468,540          132,856
    Cost of investments sold           28,553          955,121          951,459        2,275,318          453,414          126,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                    463          (22,306)           3,357         (101,131)          15,126            6,336

Realized gain distributions             3,707           53,998                -          105,898                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          4,170           31,692            3,357            4,767           15,126            6,336

Change in unrealized gains
  (losses)                             10,014          (27,437)         (20,105)         (29,504)         (16,928)          26,037
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          14,184            4,255          (16,748)         (24,737)          (1,802)          32,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        14,469  $           592  $       (20,493) $       (31,407) $        68,536  $        38,434
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                               MFS Variable     MFS Variable       Variable         Variable         Variable         Variable
                                 Insurance        Insurance       Investment       Investment       Investment       Investment
                                   Trust            Trust           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                               MFS Investors       MFS New        Aggressive        Dividend                          European
                                   Trust          Discovery         Equity         Growth (a)       Equity (a)       Growth (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         4,833  $             -  $           176  $       580,496  $        90,881  $       108,713
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                             (9,217)          (6,748)         (21,774)        (461,026)        (273,468)        (118,876)
    Administrative expense               (797)            (584)          (1,661)         (35,094)         (20,884)          (9,194)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (5,181)          (7,332)         (23,259)          84,376         (203,471)         (19,357)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                39,042           38,677          189,616        6,772,236        4,534,681        1,655,580
    Cost of investments sold           37,177           34,753          262,374        7,674,160        6,714,327        1,918,204
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  1,865            3,924          (72,758)        (901,924)      (2,179,646)        (262,624)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          1,865            3,924          (72,758)        (901,924)      (2,179,646)        (262,624)

Change in unrealized gains
  (losses)                             86,365           40,292          271,359        3,126,061        4,281,788        1,241,057
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          88,230           44,216          198,601        2,224,137        2,102,142          978,433
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        83,049  $        36,884  $       175,342  $     2,308,513  $     1,898,671  $       959,076
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                    Global
                                  Global          Dividend                           Income                            Limited
                                 Advantage       Growth (a)     High Yield (a)     Builder (a)      Information       Duration
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         4,604  $       161,803  $       111,485  $        73,190  $             -  $        95,386
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,176)        (131,404)         (18,483)         (26,178)          (5,599)         (30,509)
    Administrative expense             (1,052)         (10,384)          (1,400)          (1,978)            (433)          (2,327)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (10,624)          20,015           91,602           45,034           (6,032)          62,550
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               131,287        5,414,778          315,654          302,578          130,368          747,628
    Cost of investments sold          184,624        5,246,407          902,357          293,428          146,303          764,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

     Realized gains (losses)
       on fund shares                 (53,337)         168,371         (586,703)           9,150          (15,935)         (16,769)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        (53,337)         168,371         (586,703)           9,150          (15,935)         (16,769)

Change in unrealized gains
  (losses)                            171,131        1,087,172          610,040          121,533           23,377          (46,785)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         117,794        1,255,543           23,337          130,683            7,442          (63,554)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       107,170  $     1,275,558  $       114,939  $       175,717  $         1,410  $        (1,004)
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   Pacific          Quality
                              Money Market (a) Growth (a) (k)   Income Plus (a)   S&P 500 Index   Strategist (a)    Utilities (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        76,695  $             -  $     1,066,519  $        62,352  $       347,553  $       236,240
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (117,909)          (4,438)        (249,397)         (84,470)        (230,126)        (116,025)
    Administrative expense             (9,176)            (346)         (18,793)          (6,320)         (17,547)          (8,799)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (50,390)          (4,784)         798,329          (28,438)          99,880          111,416
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales            18,940,661        1,218,145        4,595,997        1,227,748        4,444,942        1,811,529
    Cost of investments sold       18,940,661        1,427,068        4,537,556        1,334,034        4,097,512        2,242,278
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                      -         (208,923)          58,441         (106,286)         347,430         (430,749)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                              -         (208,923)          58,441         (106,286)         347,430         (430,749)

Change in unrealized gains
  (losses)                                  -          310,234         (180,923)         652,997        1,040,591        1,895,989
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments               -          101,311         (122,482)         546,711        1,388,021        1,465,240
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       (50,390) $        96,527  $       675,847  $       518,273  $     1,487,901  $     1,576,656
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                Aggressive        Dividend                          European          Global           Global
                                  Equity           Growth           Equity           Growth          Advantage     Dividend Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        57,152  $         5,428  $         9,569  $           439  $        17,189
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (21,573)         (55,224)         (30,076)         (12,473)          (2,058)         (16,593)
    Administrative expense             (2,352)          (5,189)          (2,982)          (1,278)            (232)          (1,805)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (23,925)          (3,261)         (27,630)          (4,182)          (1,851)          (1,209)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               307,351          596,231          244,557          138,993            5,541           75,191
    Cost of investments sold          267,382          567,608          233,077          127,702            5,485           65,365
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 39,969           28,623           11,480           11,291               56            9,826

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         39,969           28,623           11,480           11,291               56            9,826

Change in unrealized gains
  (losses)                            143,541          242,817          233,206           93,320           16,801          162,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         183,510          271,440          244,686          104,611           16,857          171,909
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       159,585  $       268,179  $       217,056  $       100,429  $        15,006  $       170,700
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Investment       Investment
                                  Series           Series           Series           Series           Series           Series
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                     Limited
                                High Yield     Income Builder     Information       Duration       Money Market    Pacific Growth
                                 (Class Y         (Class Y         (Class Y         (Class Y         (Class Y         (Class Y
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)    Shares) (a) (k)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       138,297  $        72,262  $             -  $       207,325  $        20,934  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (26,302)         (28,402)          (2,021)         (73,163)         (41,822)            (960)
    Administrative expense             (2,508)          (2,601)            (231)          (6,848)          (4,496)            (123)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          109,487           41,259           (2,252)         127,314          (25,384)          (1,083)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               256,881          621,677           38,403          965,078        1,996,279          260,752
    Cost of investments sold          240,679          568,152           38,122          984,187        1,996,279          233,460
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                 16,202           53,525              281          (19,109)               -           27,292

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         16,202           53,525              281          (19,109)               -           27,292

Change in unrealized gains
  (losses)                             18,322           86,541            2,019         (128,096)               -           (7,316)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments          34,524          140,066            2,300         (147,205)               -           19,976
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       144,011  $       181,325  $            48  $       (19,891) $       (25,384) $        18,893
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                              Morgan Stanley   Morgan Stanley   Morgan Stanley   Morgan Stanley
                                 Variable         Variable         Variable         Variable
                                Investment       Investment       Investment       Investment       Oppenheimer      Oppenheimer
                                  Series           Series           Series           Series          Variable         Variable
                              (Class Y Shares) (Class Y Shares) (Class Y Shares) (Class Y Shares)  Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                   Quality
                                Income Plus     S&P 500 Index     Strategist        Utilities       Oppenheimer
                                 (Class Y         (Class Y         (Class Y         (Class Y        Aggressive       Oppenheimer
                                Shares) (a)      Shares) (a)      Shares) (a)      Shares) (a)        Growth            Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       287,616  $        34,073  $        51,114  $        17,852  $             -  $        70,235
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (72,413)         (56,956)         (39,342)          (9,870)         (19,820)         (18,884)
    Administrative expense             (6,755)          (5,512)          (3,304)            (939)          (1,714)          (1,633)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          208,448          (28,395)           8,468            7,043          (21,534)          49,718
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               639,070          494,815          253,638          109,976          228,082          207,281
    Cost of investments sold          631,615          439,873          223,720          122,156          224,781          204,498
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains (losses)
        on fund shares                  7,455           54,942           29,918          (12,180)           3,301            2,783

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          7,455           54,942           29,918          (12,180)           3,301            2,783

Change in unrealized gains
  (losses)                            (30,685)         337,981          203,885          138,812          309,770           16,004
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on investments         (23,230)         392,923          233,803          126,632          313,071           18,787
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       185,218  $       364,528  $       242,271  $       133,675  $       291,537  $        68,505
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable         Variable         Variable         Variable         Variable         Variable
                               Account Funds    Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Oppenheimer
                                Oppenheimer      Oppenheimer                                        Main Street
                                  Capital           Global        Oppenheimer      Oppenheimer       Small Cap       Oppenheimer
                                Appreciation      Securities      High Income      Main Street         Growth       Strategic Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         5,483  $        14,150  $        47,607  $        35,682  $             -  $       188,449
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (22,314)         (12,947)         (10,737)         (49,471)         (16,425)         (42,675)
    Administrative expense             (1,930)          (1,120)            (929)          (4,279)          (1,421)          (3,691)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (18,761)              83           35,941          (18,068)         (17,846)         142,083
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               181,304          178,283           40,408          303,709          398,878          426,994
    Cost of investments sold          172,055          160,786           38,409          280,034          329,514          390,054
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                          9,249           17,497            1,999           23,675           69,364           36,940

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                          9,249           17,497            1,999           23,675           69,364           36,940

Change in unrealized gains
  (losses)                            130,962          170,118           36,769          330,440          215,670           80,725
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     140,211          187,615           38,768          354,115          285,034          117,665
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       121,450  $       187,698  $        74,709  $       336,047  $       267,188  $       259,748
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer       Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer      Oppenheimer
                                 Variable          Variable         Variable         Variable         Variable         Variable
                              Account Funds     Account Funds    Account Funds    Account Funds    Account Funds    Account Funds
                              (Service Class    (Service Class   (Service Class   (Service Class   (Service Class   (Service Class
                                 ("SC"))           ("SC"))          ("SC"))          ("SC"))          ("SC"))          ("SC"))
                               Sub-Account       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                   Oppenheimer      Oppenheimer
                                Oppenheimer                                          Capital          Global         Oppenheimer
                                Aggressive      Oppenheimer       Oppenheimer     Appreciation      Securities          High
                                Growth (SC)   Balanced (SC) (l)  Bond (SC) (g)        (SC)             (SC)          Income (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        13,676  $             -  $         5,749  $        15,899  $        95,070
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,234)         (34,319)            (286)         (51,008)         (27,015)         (44,932)
    Administrative expense             (1,980)          (4,902)             (42)          (7,036)          (3,686)          (6,334)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (16,214)         (25,545)            (328)         (52,295)         (14,802)          43,804
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               402,654          317,722            4,456          748,936          311,818          556,302
    Cost of investments sold          389,039          307,835            4,439          729,977          283,877          552,483
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         13,615            9,887               17           18,959           27,941            3,819

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         13,615            9,887               17           18,959           27,941            3,819

Change in unrealized gains
  (losses)                            191,105          322,159            2,394          333,929          378,428          244,687
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     204,720          332,046            2,411          352,888          406,369          248,506
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       188,506  $       306,501  $         2,083  $       300,593  $       391,567  $       292,310
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               Oppenheimer      Oppenheimer       Oppenheimer
                                 Variable         Variable         Variable
                              Account Funds    Account Funds     Account Funds
                              (Service Class   (Service Class   (Service Class       Putnam           Putnam           Putnam
                                 ("SC"))          ("SC"))           ("SC"))      Variable Trust   Variable Trust   Variable Trust
                               Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                Oppenheimer
                                Oppenheimer     Main Street      Oppenheimer       VT American
                                    Main         Small Cap        Strategic        Government        VT Capital       VT Capital
                                Street (SC)     Growth (SC)       Bond (SC)          Income         Appreciation    Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,677  $             -  $       143,873  $       352,954  $             -  $         5,007
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (94,789)         (28,487)         (92,190)        (115,188)         (13,617)          (3,029)
    Administrative expense            (13,450)          (4,042)         (12,897)               -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (76,562)         (32,529)          38,786          237,766          (13,617)           1,978
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               778,786          599,407          440,016        2,551,425          196,279        1,370,464
    Cost of investments sold          748,648          564,288          434,727        2,591,268          185,406        1,260,412
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         30,138           35,119            5,289          (39,843)          10,873          110,052

Realized gain distributions                 -                -                -          144,354                -              813
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized gains
      (losses)                         30,138           35,119            5,289          104,511           10,873          110,865

Change in unrealized gains
  (losses)                            744,145          440,727          630,837         (245,807)         125,455          (49,358)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net realized and
      unrealized gains
      (losses) on
      investments                     774,283          475,846          636,126         (141,296)         136,328           61,507
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       697,721  $       443,317  $       674,912  $        96,470  $       122,711  $        63,485
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam          Putnam             Putnam          Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust    Variable Trust   Variable Trust   Variable Trust   Variable Trust
                               Sub-Account       Sub-Account       Sub-Account      Sub-Account      Sub-Account     Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  VT The George         VT
                               VT Discovery    VT Diversified         VT           Putnam Fund     Global Asset          VT
                                  Growth           Income        Equity Income      of Boston       Allocation      Global Equity
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $       953,496  $             -  $       283,984  $        80,546  $       114,998
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (21,095)        (127,352)          (8,925)        (202,668)         (55,517)         (72,778)
    Administrative expense                  -                -                -           (3,938)          (1,733)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (21,095)         826,144           (8,925)          77,378           23,296           42,220
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               226,031        2,402,844          215,028        1,862,029          449,298          610,767
    Cost of investments sold          213,765        2,355,717          199,270        1,755,295          448,443          921,077
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         12,266           47,127           15,758          106,734              855         (310,310)

Realized gain distributions                 -                -              754                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         12,266           47,127           16,512          106,734              855         (310,310)

Change in unrealized gains
  (losses)                             90,539         (140,916)          83,275          865,803          476,595          946,520
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized
      gains (losses) on
      investments                     102,805          (93,789)          99,787          972,537          477,450          636,210
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $        81,710  $       732,355  $        90,862  $     1,049,915  $       500,746  $       678,430
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust    Variable Trust   Variable Trust   Variable Trust  Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                          VT
                               VT Growth and      VT Growth        VT Health                                        International
                                 Income (a)     Opportunities       Sciences      VT High Yield      VT Income        Equity (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $       735,016  $             -  $        12,486  $       574,874  $       796,096  $       195,069
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (605,488)         (30,831)         (88,994)         (94,682)        (262,766)        (160,684)
    Administrative expense             (4,782)               -             (795)          (2,878)          (4,256)          (3,283)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          124,746          (30,831)         (77,303)         477,314          529,074           31,102
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             5,068,175          369,232          876,741        1,637,859        3,472,338        5,012,910
    Cost of investments sold        5,005,687          616,074          981,339        1,678,744        3,426,642        5,076,298
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         62,488         (246,842)        (104,598)         (40,885)          45,696          (63,388)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         62,488         (246,842)        (104,598)         (40,885)          45,696          (63,388)

Change in unrealized gains
  (losses)                          4,136,162          275,831          558,624          195,827           30,902        1,704,748
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   4,198,650           28,989          454,026          154,942           76,598        1,641,360
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     4,323,396  $        (1,842) $       376,723  $       632,256  $       605,672  $     1,672,462
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                     VT              VT
                               International   International
                                 Growth and         New                                 VT              VT              VT New
                                   Income      Opportunities      VT Investors    Mid Cap Value    Money Market     Opportunities
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        31,753  $        21,031  $        75,055  $             -  $        60,217  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (32,765)         (26,413)        (204,072)         (11,259)        (116,659)        (151,273)
    Administrative expense                  -                -             (606)               -           (5,356)            (724)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                           (1,012)          (5,382)        (129,623)         (11,259)         (61,798)        (151,997)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               387,111          307,409        2,262,816        1,385,427       17,571,196        1,592,374
    Cost of investments sold          367,290          447,896        2,915,061        1,236,015       17,571,196        2,728,189
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         19,821         (140,487)        (652,245)         149,412                -       (1,135,815)

Realized gain distributions                 -                -                -            2,832                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         19,821         (140,487)        (652,245)         152,244                -       (1,135,815)

Change in unrealized gains
  (losses)                            444,407          370,120        2,434,143          (16,727)               -        2,296,397
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     464,228          229,633        1,781,898          135,517                -        1,160,582
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       463,216  $       224,251  $     1,652,275  $       124,258  $       (61,798) $     1,008,585
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Putnam           Putnam           Putnam           Putnam           Putnam           Putnam
                              Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                   VT OTC &                                         VT Utilities
                                                   Emerging                        VT Small Cap      Growth and
                                VT New Value        Growth        VT Research       Value (a)          Income         VT Vista
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        67,441  $             -  $             -  $        36,916  $        84,040  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (108,663)         (33,167)         (88,771)        (135,524)         (50,308)         (89,762)
    Administrative expense             (1,903)               -             (752)          (1,029)            (558)            (605)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (43,125)         (33,167)         (89,523)         (99,637)          33,174          (90,367)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             1,075,317        2,629,912          975,242        1,312,330          459,508        2,293,656
    Cost of investments sold          947,808        2,902,956        1,081,903          967,586          539,621        2,592,061
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                        127,509         (273,044)        (106,661)         344,744          (80,113)        (298,405)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                        127,509         (273,044)        (106,661)         344,744          (80,113)        (298,405)

Change in unrealized gains
  (losses)                          1,085,018          510,665          625,134        2,069,552          807,912        1,517,244
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   1,212,527          237,621          518,473        2,414,296          727,799        1,218,839
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $     1,169,402  $       204,454  $       428,950  $     2,314,659  $       760,973  $     1,128,472
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                  Scudder          Scudder          Scudder          Scudder          Scudder
                                  Putnam          Variable         Variable         Variable         Variable         Variable
                              Variable Trust      Series I         Series I         Series I         Series I         Series I
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                21st Century                                        Growth and
                               VT Voyager (a)      Growth          Balanced           Bond            Income         International
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        61,281  $             -  $            55  $         1,609  $            56  $            43
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                           (317,793)             (10)             (16)            (206)             (33)             (14)
    Administrative expense             (5,768)              (6)             (10)            (126)             (22)             (11)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                         (262,280)             (16)              29            1,277                1               18
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales             3,207,479               16               23              327               50               21
    Cost of investments sold        4,754,811               31               23              323               55               35
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                     (1,547,332)             (15)               -                4               (5)             (14)

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                     (1,547,332)             (15)               -                4               (5)             (14)

Change in unrealized gains
  (losses)                          2,670,985              296              150              599              669              498
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                   1,123,653              281              150              603              664              484
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       861,373  $           265  $           179  $         1,880  $           665  $           502
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                  Scudder          Scudder       The Universal    The Universal    The Universal    The Universal
                                 Variable         Variable       Institutional    Institutional    Institutional    Institutional
                                 Series I         Series II       Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                    Van Kampen        Van Kampen
                                                                   Van Kampen       Van Kampen          UIF             UIF
                                                                  UIF Emerging      UIF Equity     International      Mid Cap
                               Money Market        Growth      Markets Equity (m) Growth (i)(n)      Magnum (o)      Growth (p)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $           104  $             8  $         7,111  $         5,505  $        51,334  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                                (58)             (11)         (14,142)         (36,560)         (13,920)         (11,686)
    Administrative expense                (34)              (8)          (1,055)          (3,265)          (1,227)            (881)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                               12              (11)          (8,086)         (34,320)          36,187          (12,567)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales                    93               20          239,302          490,768        3,601,750          179,998
    Cost of investments sold               93               26          212,146          582,429        3,543,251          166,248
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                              -               (6)          27,156          (91,661)          58,499           13,750

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                              -               (6)          27,156          (91,661)          58,499           13,750

Change in unrealized gains
  (losses)                                  -              146          196,453          311,614           81,001          158,455
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                           -              140          223,609          219,953          139,500          172,205
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $            12  $           129  $       215,523  $       185,633  $       175,687  $       159,638
                              ===============  ===============  ===============  ===============  ===============  ===============

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                 The Universal    The Universal    The Universal    The Universal
                               The Universal    The Universal    Institutional    Institutional    Institutional    Institutional
                               Institutional    Institutional     Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.
                                Funds, Inc.      Funds, Inc.      (Class II)       (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Van Kampen                        Van Kampen       Van Kampen      Van Kampen       Van Kampen
                                  UIF U.S.        Van Kampen      UIF Emerging     UIF Emerging   UIF Equity and        UIF
                                  Mid Cap          UIF U.S.       Markets Debt    Markets Equity      Income       Equity Growth
                               Value (j) (q)   Real Estate (r)   (Class II) (s)   (Class II) (t)  (Class II) (u)   (Class II) (v)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         1,212  $        31,563  $       119,426  $         3,228  $             -  $           826
Charges from Allstate Life
  Insurance Company of New
    York:
    Mortality and expense
      risk                            (58,248)         (25,719)         (19,313)          (6,637)          (8,513)         (10,109)
    Administrative expense             (5,719)          (1,927)          (2,866)            (896)          (1,188)          (1,300)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (62,755)           3,917           97,247           (4,305)          (9,701)         (10,583)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               791,316          421,818          704,757           24,584          203,701          167,244
    Cost of investments sold          722,070          314,958          725,455           22,733          200,870          166,937
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                         69,246          106,860          (20,698)           1,851            2,831              307

Realized gain distributions                 -           36,743           55,875                -              359                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         69,246          143,603           35,177            1,851            3,190              307

Change in unrealized gains
  (losses)                            634,281          445,145           59,609          117,211          128,113           68,327
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     703,527          588,748           94,786          119,062          131,303           68,634
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       640,772  $       592,665  $       192,033  $       114,757  $       121,602  $        58,051
                              ===============  ===============  ===============  ===============  ===============  ===============

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal    The Universal    The Universal    The Universal     Van Kampen
                               Institutional    Institutional    Institutional    Institutional    Institutional        Life
                                Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Funds, Inc.      Investment
                                (Class II)       (Class II)       (Class II)       (Class II)       (Class II)          Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                 Van Kampen      Van Kampen        Van Kampen       Van Kampen       Van Kampen
                                 UIF Global         UIF            UIF Small     UIF U.S. Mid Cap     UIF U.S.
                                 Franchise     Mid Cap Growth    Company Growth       Value         Real Estate
                               (Class II) (w)  (Class II) (x)    (Class II) (y)   (Class II) (z)  (Class II) (aa)  LIT Comstock (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $         2,552  $             -  $             -  $           165  $        56,273  $        45,980
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (14,867)         (13,378)         (17,588)         (32,492)         (41,986)         (61,314)
    Administrative expense             (2,044)          (1,696)          (2,421)          (4,325)          (6,083)          (4,915)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (14,359)         (15,074)         (20,009)         (36,652)           8,204          (20,249)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               134,188           69,119          106,648          175,051          745,073          803,981
    Cost of investments sold          128,800           64,598          100,012          165,877          665,032          708,525
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                          5,388            4,521            6,636            9,174           80,041           95,456

Realized gain distributions            17,174                -           48,320                -           66,325                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                         22,562            4,521           54,956            9,174          146,366           95,456

Change in unrealized gains
  (losses)                            172,290          194,389          187,129          429,016        1,103,651          693,711
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     194,852          198,910          242,085          438,190        1,250,017          789,167
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       180,493  $       183,836  $       222,076  $       401,538  $     1,258,221  $       768,918
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                                                                   Van Kampen       Van Kampen       Van Kampen
                                Van Kampen       Van Kampen       Van Kampen          Life             Life             Life
                                   Life             Life             Life          Investment       Investment       Investment
                                Investment       Investment       Investment          Trust            Trust            Trust
                                   Trust            Trust            Trust         (Class II)       (Class II)       (Class II)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                  LIT Aggressive                     LIT Emerging
                                LIT Emerging                          LIT             Growth        LIT Comstock        Growth
                                 Growth (a)    LIT Government     Money Market    (Class II) (h)   (Class II) (a)   (Class II) (a)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $             -  $        27,761  $        18,388  $             -  $        59,332  $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (33,128)          (6,448)         (26,793)         (17,969)        (131,772)         (29,202)
    Administrative expense             (2,587)            (558)          (2,318)          (2,334)         (14,956)          (3,401)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

    Net investment income
      (loss)                          (35,715)          20,755          (10,723)         (20,303)         (87,396)         (32,603)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               436,412          180,787        1,684,683          101,152          724,499          334,978
    Cost of investments sold          653,464          183,077        1,684,683          101,427          613,596          328,799
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

      Realized gains
        (losses) on fund
        shares                       (217,052)          (2,290)               -             (275)         110,903            6,179

Realized gain distributions                 -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized gains
      (losses)                       (217,052)          (2,290)               -             (275)         110,903            6,179

Change in unrealized gains
  (losses)                            393,115           (2,924)               -          202,255        1,532,179          169,703
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     176,063           (5,214)               -          201,980        1,643,082          175,882
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       140,348  $        15,541  $       (10,723) $       181,677  $     1,555,686  $       143,279
                              ===============  ===============  ===============  ===============  ===============  ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------

                                Van Kampen        Van Kampen
                                   Life              Life
                                Investment        Investment       Wells Fargo        Wells Fargo       Wells Fargo
                                  Trust             Trust            Variable           Variable          Variable
                                (Class II)        (Class II)          Trust              Trust             Trust
                               Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account
                              ---------------   ---------------   ---------------   ---------------   ---------------
                              LIT Growth and         LIT          Wells Fargo VT
                                  Income         Money Market         Asset          Wells Fargo VT    Wells Fargo VT
                                (Class II)        (Class II)        Allocation       Equity Income         Growth
                              ---------------   ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                     $        24,616   $        21,577   $        12,139   $         4,354   $             -
Charges from Allstate Life
  Insurance Company of
    New York:
    Mortality and expense
      risk                            (66,011)          (38,182)           (7,070)           (3,139)           (3,248)
    Administrative expense             (9,113)           (5,543)             (612)             (272)             (281)
                              ---------------   ---------------   ---------------   ---------------   ---------------

    Net investment income
      (loss)                          (50,508)          (22,148)            4,457               943            (3,529)
                              ---------------   ---------------   ---------------   ---------------   ---------------

NET REALIZED AND UNREALIZED
    GAINS (LOSSES) ON
    INVESTMENTS
Realized gains (losses) on
  fund shares:
    Proceeds from sales               382,085         1,263,553            97,417             7,243            10,502
    Cost of investments sold          362,730         1,263,553            88,192             6,470             9,420
                              ---------------   ---------------   ---------------   ---------------   ---------------

      Realized gains
        (losses) on fund
        shares                         19,355                 -             9,225               773             1,082

Realized gain distributions                 -                 -            18,495                 -                 -
                              ---------------   ---------------   ---------------   ---------------   ---------------
    Net realized gains
      (losses)                         19,355                 -            27,720               773             1,082

Change in unrealized gains
  (losses)                            764,754                 -            13,538            26,642            21,899
                              ---------------   ---------------   ---------------   ---------------   ---------------
    Net realized and
      unrealized gains
      (losses) on
      investments                     784,109                 -            41,258            27,415            22,981
                              ---------------   ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS      $       733,601   $       (22,148)  $        45,715   $        28,358   $        19,452
                              ===============   ===============   ===============   ===============   ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.
                                     Aggressive Growth                 AIM V. I. Balanced              AIM V. I. Basic Value
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (42,506) $       (37,756) $        11,957  $        60,336  $       (50,007) $       (26,930)
Net realized gains (losses)           (86,829)        (193,429)         (64,715)        (202,025)          86,514          (49,634)
Change in unrealized gains
  (losses)                            485,637          935,965          542,351        1,189,240          335,492          732,364
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              356,302          704,780          489,593        1,047,551          371,999          655,800
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                5,644           56,373          154,812          337,731          264,652          127,084
Benefit payments                      (50,028)         (12,019)        (285,029)         (86,759)         (30,332)         (16,508)
Payments on termination              (200,191)        (186,516)        (601,525)        (392,904)        (308,763)        (139,118)
Contract maintenance charge            (3,346)          (3,452)          (6,566)          (6,348)          (4,141)          (3,583)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  86,920           39,589          397,935          352,495          903,944          688,861
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (161,001)        (106,025)        (340,373)         204,215          825,360          656,736
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              195,301          598,755          149,220        1,251,766        1,197,359        1,312,536

NET ASSETS AT BEGINNING OF
  PERIOD                            3,492,337        2,893,582        8,305,230        7,053,464        3,097,920        1,785,384
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,687,638  $     3,492,337  $     8,454,450  $     8,305,230  $     4,295,279  $     3,097,920
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               442,582          460,121        1,007,910          989,573          276,173          208,208
      Units issued                     39,156           44,250          113,558          148,553          127,316          133,212
      Units redeemed                  (59,721)         (61,789)        (156,946)        (130,216)         (50,554)         (65,247)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         422,017          442,582          964,522        1,007,910          352,935          276,173
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            AIM V. I.                         AIM V. I.
                                    AIM V. I. Blue Chip               Capital Appreciation              Capital Development
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003            2004 (ab)       2003 (ab)         2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (75,636) $       (71,699) $      (128,399) $      (111,789) $       (12,613) $       (10,963)
Net realized gains (losses)          (113,378)        (235,396)        (277,335)        (527,529)          11,590          (25,973)
Change in unrealized gains
  (losses)                            418,098        1,575,113          890,954        2,727,997          117,173          305,708
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              229,084        1,268,018          485,220        2,088,679          116,150          268,772
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              121,960          124,145          362,465          399,458              450            8,453
Benefit payments                      (64,900)         (30,627)        (143,385)         (45,360)         (11,846)          (6,447)
Payments on termination              (625,542)        (314,319)        (756,534)        (618,562)         (65,226)         (49,039)
Contract maintenance charge            (9,452)          (9,615)          (7,208)          (7,438)            (731)            (666)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 498,071          287,139          401,245          144,494         (106,227)         (23,611)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (79,863)          56,723         (143,417)        (127,408)        (183,580)         (71,310)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              149,221        1,324,741          341,803        1,961,271          (67,430)         197,462

NET ASSETS AT BEGINNING OF
  PERIOD                            6,731,463        5,406,722        9,671,809        7,710,538        1,034,862          837,400
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     6,880,684  $     6,731,463  $    10,013,612  $     9,671,809  $       967,432  $     1,034,862
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period             1,088,267        1,090,233        1,133,517        1,123,031           93,457          101,024
      Units issued                    120,341          174,404          195,042          171,058           14,150            7,483
      Units redeemed                 (146,455)        (176,370)        (186,634)        (160,572)         (31,232)         (15,050)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,062,153        1,088,267        1,141,925        1,133,517           76,375           93,457
                              ===============  ===============  ===============  ===============  ===============  ===============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                             AIM V. I.
                                   AIM V. I. Core Equity          AIM V. I. Dent Demographics            Diversified Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (48,512) $       (36,656) $       (18,531) $       (16,860) $       166,481  $       203,420
Net realized gains (losses)          (169,658)        (514,363)         (74,547)        (152,091)         (78,951)         (58,830)
Change in unrealized gains
  (losses)                          1,121,893        2,919,857          190,322          587,941           49,928          135,135
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              903,723        2,368,838           97,244          418,990          137,458          279,725
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              135,730          278,084            1,810           22,129          179,720          243,235
Benefit payments                     (289,407)        (168,970)         (41,401)          (8,878)         (60,581)         (61,631)
Payments on termination              (985,030)        (915,761)         (85,641)         (88,186)        (454,389)        (279,385)
Contract maintenance charge            (9,506)          (9,751)          (1,307)          (1,318)          (1,715)          (1,803)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 142,931          126,494          (57,714)          56,011          (55,746)         404,651
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (1,005,282)        (689,904)        (184,253)         (20,242)        (392,711)         305,067
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (101,559)       1,678,934          (87,009)         398,748         (255,253)         584,792

NET ASSETS AT BEGINNING OF
  PERIOD                           12,745,017       11,066,083        1,599,496        1,200,748        4,154,437        3,569,645
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $    12,643,458  $    12,745,017  $     1,512,487  $     1,599,496  $     3,899,184  $     4,154,437
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
  beginning of period               1,257,517        1,313,004          325,952          335,563          351,955          324,463
      Units issued                    103,104          140,750            4,127           43,609           41,755          101,652
      Units redeemed                 (178,771)        (196,237)         (41,047)         (53,220)         (71,057)         (74,160)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                       1,181,850        1,257,517          289,032          325,952          322,653          351,955
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                         AIM V. I.
                                      Global Utilities               Government Securities                AIM V. I. Growth
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (b)           2003             2004             2003           2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        44,856  $        35,381  $       175,387  $        86,993  $       (83,581) $       (75,228)
Net realized gains (losses)          (823,943)        (151,137)          59,962          150,496         (350,611)        (704,949)
Change in unrealized gains
  (losses)                            785,242          343,500         (143,842)        (261,850)         840,668        2,253,015
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                6,155          227,744           91,507          (24,361)         406,476        1,472,838
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               25,271           16,785           58,110          383,649           24,637          118,315
Benefit payments                      (14,449)          (4,222)        (188,538)         (51,904)         (55,256)        (101,069)
Payments on termination               (42,371)         (73,986)      (1,034,183)        (591,263)        (457,118)        (404,208)
Contract maintenance charge              (497)          (1,235)          (3,995)          (3,777)          (5,482)          (5,611)
Transfers among the
  sub-accounts and with the
  Fixed Account - net              (1,505,332)         (63,898)        (179,446)        (636,169)          81,495          103,014
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (1,537,378)        (126,556)      (1,348,052)        (899,464)        (411,724)        (289,559)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (1,531,223)         101,188       (1,256,545)        (923,825)          (5,248)       1,183,279

NET ASSETS AT BEGINNING OF
  PERIOD                            1,531,223        1,430,035        8,354,301        9,278,126        6,366,585        5,183,306
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD           $     -  $     1,531,223  $     7,097,756  $     8,354,301  $     6,361,337  $     6,366,585
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               197,489          215,199          674,335          738,673          952,736          988,356
      Units issued                    201,856           14,835           89,946          200,367           59,837          117,900
      Units redeemed                 (399,345)         (32,545)        (198,299)        (264,705)        (107,913)        (153,520)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -          197,489          565,982          674,335          904,660          952,736
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            AIM V. I.                         AIM V. I.
                                    AIM V. I. High Yield              International Growth              Mid Cap Core Equity
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        31,918  $       115,055  $       (30,468) $       (30,420) $       (15,811) $       (10,688)
Net realized gains (losses)            55,049          (11,477)         (38,854)        (271,079)          93,826            6,090
Change in unrealized gains
  (losses)                            112,124          249,367        1,114,627        1,295,478           82,882          204,971
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              199,091          352,945        1,045,305          993,979          160,897          200,373
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                1,211           69,445          116,146          131,049            4,513           53,477
Benefit payments                      (22,983)               -          (78,525)         (34,717)         (30,224)          (8,045)
Payments on termination               (90,471)        (143,684)        (413,748)        (351,493)        (136,917)         (35,464)
Contract maintenance charge            (1,124)            (892)          (3,341)          (3,203)          (1,009)            (570)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (48,077)         821,482          488,469           99,650          453,382          317,241
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (161,444)         746,351          109,001         (158,714)         289,745          326,639
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               37,647        1,099,296        1,154,306          835,265          450,642          527,012

NET ASSETS AT BEGINNING OF
  PERIOD                            2,038,053          938,757        4,571,553        3,736,288        1,106,100          579,088
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,075,700  $     2,038,053  $     5,725,859  $     4,571,553  $     1,556,742  $     1,106,100
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               224,765          131,185          533,304          537,600           89,724           58,412
      Units issued                     50,319          142,770          108,640           92,014           41,796           45,104
      Units redeemed                  (68,873)         (49,190)         (75,624)         (96,310)         (17,069)         (13,792)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         206,211          224,765          566,320          533,304          114,451           89,724
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                      AIM Variable
                                      Insurance Funds                   Insurance Funds                   Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   AIM V. I. Money Market           AIM V. I. New Technology          AIM V. I. Premier Equity
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (c)           2003           2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (16,447) $       (26,517) $        (5,234) $       (12,720) $      (157,261) $      (174,945)
Net realized gains (losses)                 -                -       (2,003,177)        (277,598)        (676,323)      (1,117,650)
Change in unrealized gains
  (losses)                                  -                -        1,933,532          717,969        1,555,785        4,896,595
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              (16,447)         (26,517)         (74,879)         427,651          722,201        3,604,000
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,500           53,534            2,580            2,915          125,908          343,173
Benefit payments                     (446,943)        (105,716)          (9,807)         (13,024)        (314,116)        (230,254)
Payments on termination              (721,672)        (777,711)          (7,290)         (66,909)      (1,309,410)      (1,185,623)
Contract maintenance charge            (1,370)          (1,971)            (425)          (1,122)         (17,427)         (18,428)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 520,915         (635,236)      (1,192,603)         141,523          (54,716)         (48,421)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (642,570)      (1,467,100)      (1,207,545)          63,383       (1,569,761)      (1,139,553)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (659,017)      (1,493,617)      (1,282,424)         491,034         (847,560)       2,464,447

NET ASSETS AT BEGINNING OF
  PERIOD                            3,176,401        4,670,018        1,282,424          791,390       18,662,891       16,198,444
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,517,384  $     3,176,401         $      -  $     1,282,424  $    17,815,331  $    18,662,891
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               287,779          417,641          149,673          139,103        2,177,550        2,301,125
      Units issued                    268,653          191,939          150,877           26,641          101,482          197,536
      Units redeemed                 (323,874)        (321,801)        (300,550)         (16,071)        (268,126)        (321,111)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         232,558          287,779                -          149,673        2,010,906        2,177,550
                              ===============  ===============  ===============  ===============  ===============  ===============

(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                        AIM Variable                      AIM Variable                 AIM Variable Insurance
                                      Insurance Funds                   Insurance Funds                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                             AIM V. I.
                                    AIM V. I. Technology              AIM V. I. Utilities               Aggressive Growth II
                              --------------------------------  --------------------------------  --------------------------------
                                2004 (c) (d)      2003 (d)        2004 (b) (d)       2003 (d)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (8,669) $             -  $       (14,314) $             -  $          (510) $          (327)
Net realized gains (losses)            (8,679)               -           10,759                -            2,724               59
Change in unrealized gains
  (losses)                            101,599                -          343,441                -             (365)           6,218
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               84,251                -          339,886                -            1,849            5,950
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                3,421                -            4,350                -           11,507           19,629
Benefit payments                      (14,924)               -          (30,497)               -                -                -
Payments on termination               (47,112)               -          (65,448)               -           (3,655)               -
Contract maintenance charge              (582)               -             (718)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 924,816                -        1,608,044                -          (11,703)             405
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        865,619                -        1,515,731                -           (3,851)          20,034
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              949,870                -        1,855,617                -           (2,002)          25,984

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -           28,947            2,963
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       949,870         $      -  $     1,855,617         $      -  $        26,945  $        28,947
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -            2,896              369
      Units issued                    241,240                -          324,601                -            1,124            2,531
      Units redeemed                 (155,720)               -         (173,026)               -           (1,563)              (4)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          85,520                -          151,575                -            2,457            2,896
                              ===============  ===============  ===============  ===============  ===============  ===============

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   AIM V. I. Balanced II            AIM V. I. Basic Value II           AIM V. I. Blue Chip II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (368) $         7,234  $       (23,360) $        (5,049) $        (5,617) $        (2,790)
Net realized gains (losses)             4,280            1,050           15,245            4,665            3,078            2,695
Change in unrealized gains
  (losses)                             32,275           34,139          158,969          114,236           10,738           41,447
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               36,187           42,423          150,854          113,852            8,199           41,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               78,050          440,265          411,649          821,142           35,070          168,592
Benefit payments                            -                -                -                -           (1,282)               -
Payments on termination               (25,150)          (4,271)         (55,088)         (56,920)          (9,518)          (2,626)
Contract maintenance charge                 -                -           (4,693)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  30,248           56,120          281,126          163,058           (4,322)         106,918
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         83,148          492,114          632,994          927,280           19,948          272,884
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              119,335          534,537          783,848        1,041,132           28,147          314,236

NET ASSETS AT BEGINNING OF
  PERIOD                              604,187           69,650        1,112,521           71,389          349,644           35,408
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       723,522  $       604,187  $     1,896,369  $     1,112,521  $       377,791  $       349,644
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                63,775            8,424           95,993            9,333           36,936            4,596
      Units issued                     13,217           55,835           71,499           91,704            5,359           33,988
      Units redeemed                   (4,751)            (484)         (22,061)          (5,044)          (3,441)          (1,648)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          72,241           63,775          145,431           95,993           38,854           36,936
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     AIM V. I. Capital                     AIM V. I.
                                      Appreciation II                Capital Development II           AIM V. I. Core Equity II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (9,481) $        (1,355) $          (352) $           (75) $          (638) $           221
Net realized gains (losses)               669              246             (164)             356              563              401
Change in unrealized gains
  (losses)                             42,398           24,709            5,971            1,417            8,194           10,791
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               33,586           23,600            5,455            1,698            8,119           11,413
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              128,166          278,886            6,000            3,013           11,250           78,105
Benefit payments                            -                -                -                -                -                -
Payments on termination                (1,122)          (3,201)          (5,513)          (3,303)          (1,891)          (2,012)
Contract maintenance charge            (2,298)               -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 114,442          120,864           31,211              285             (191)          (9,452)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        239,188          396,549           31,698               (5)           9,168           66,641
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              272,774          420,149           37,153            1,693           17,287           78,054

NET ASSETS AT BEGINNING OF
  PERIOD                              424,729            4,580            4,709            3,016          104,950           26,896
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       697,503  $       424,729  $        41,862  $         4,709  $       122,237  $       104,950
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                37,456              616              460              390           10,318            3,241
      Units issued                     26,219           37,283            3,666              449            1,097            8,618
      Units redeemed                   (5,224)            (443)            (532)            (379)            (201)          (1,541)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          58,451           37,456            3,594              460           11,214           10,318
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       AIM V. I. Dent                      AIM V. I.                         AIM V. I.
                                      Demographics II                Diversified Income II              Global Utilities II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003           2004 (e)           2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (1,281) $          (567) $         9,578  $        10,163  $         2,534  $         2,179
Net realized gains (losses)               552              274             (239)              12            5,805              282
Change in unrealized gains
  (losses)                              6,548            9,218           (2,578)          (2,669)          (8,365)           7,946
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                5,819            8,925            6,761            7,506              (26)          10,407
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -           54,446           14,136          121,150           10,765           53,729
Benefit payments                            -                -                -                -                -                -
Payments on termination                  (545)            (475)         (18,267)          (2,137)          (4,667)          (2,704)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                   5,928            5,122           25,581           18,994          (91,036)           1,326
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                          5,383           59,093           21,450          138,007          (84,938)          52,351
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               11,202           68,018           28,211          145,513          (84,964)          62,758

NET ASSETS AT BEGINNING OF
  PERIOD                               76,956            8,938          193,396           47,883           84,964           22,206
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $        88,158  $        76,956  $       221,607  $       193,396        $       -  $        84,964
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 8,537            1,340           17,975            4,785            9,246            2,830
      Units issued                      3,869            7,250            7,226           13,431           11,088            6,774
      Units redeemed                   (3,197)             (53)          (5,244)            (241)         (20,334)            (358)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                           9,209            8,537           19,957           17,975                -            9,246
                              ===============  ===============  ===============  ===============  ===============  ===============

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.
                                  Government Securities II            AIM V. I. Growth II             AIM V. I. High Yield II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        10,526  $        35,654  $        (1,561) $          (869) $         2,800  $        39,307
Net realized gains (losses)           (12,462)           4,935            2,914            2,841            2,263           25,783
Change in unrealized gains
  (losses)                             16,556          (57,596)           2,507           14,301           25,933           (7,449)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               14,620          (17,007)           3,860           16,273           30,996           57,641
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,000        2,584,008           14,853           58,069            8,250          135,675
Benefit payments                            -                -                -                -                -                -
Payments on termination            (3,024,015)        (709,474)               -           (4,777)          (6,382)            (281)
Contract maintenance charge                 -                -                -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  79,249          515,440          (23,007)          13,420         (433,610)         432,352
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                     (2,938,766)       2,389,974           (8,154)          66,712         (431,742)         567,746
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                           (2,924,146)       2,372,967           (4,294)          82,985         (400,746)         625,387

NET ASSETS AT BEGINNING OF
  PERIOD                            4,198,270        1,825,303           90,626            7,641          636,291           10,904
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     1,274,124  $     4,198,270  $        86,332  $        90,626  $       235,545  $       636,291
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               392,359          169,606           10,376            1,126           54,342            1,174
      Units issued                     10,441          309,308            1,688            9,886          111,790          274,022
      Units redeemed                 (284,694)         (86,555)          (2,763)            (636)        (147,813)        (220,854)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         118,106          392,359            9,301           10,376           18,319           54,342
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                         AIM V. I.                         AIM V. I.                         AIM V. I.
                                  International Growth II            Mid Cap Core Equity II               Money Market II
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (929) $          (861) $        (3,154) $          (665) $        (5,822) $        (6,818)
Net realized gains (losses)               623           42,017           29,228              670                -                -
Change in unrealized gains
  (losses)                             30,910           13,230           14,919           10,400                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               30,604           54,386           40,993           10,405           (5,822)          (6,818)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                4,962           80,135          258,088           44,275            6,000        1,482,111
Benefit payments                            -                -                -                -                -                -
Payments on termination                (1,200)        (537,980)         (12,850)            (491)        (540,098)      (1,037,567)
Contract maintenance charge                 -                -              (21)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  50,176          504,494          179,857           33,106          421,467         (113,855)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         53,938           46,649          425,074           76,890         (112,631)         330,689
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               84,542          101,035          466,067           87,295         (118,453)         323,871

NET ASSETS AT BEGINNING OF
  PERIOD                              102,900            1,865           98,508           11,213          563,025          239,154
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       187,442  $       102,900  $       564,575  $        98,508  $       444,572  $       563,025
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 9,779              225            8,999            1,282           57,317           24,062
      Units issued                      4,947          300,766          142,076            7,762          113,273          635,133
      Units redeemed                     (108)        (291,212)        (101,746)             (45)        (124,846)        (601,878)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          14,618            9,779           49,329            8,999           45,744           57,317
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                   AIM Variable Insurance            AIM Variable Insurance            AIM Variable Insurance
                                      Funds Series II                   Funds Series II                   Funds Series II
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                           AIM V. I.
                                AIM V. I. New Technology II            Premier Equity II              AIM V. I. Technology II
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (f)           2003             2004             2003         2004 (d) (f)       2003 (d)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $           (89) $          (146) $        (2,973) $          (984) $          (156) $             -
Net realized gains (losses)             2,742               25              722              114              144                -
Change in unrealized gains
  (losses)                             (3,834)           3,836           13,482           21,307            1,022                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               (1,181)           3,715           11,231           20,437            1,010                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                1,000            5,941           39,562          120,366              500                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -                -           (3,869)            (350)               -                -
Contract maintenance charge                 -                -             (315)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (14,436)           4,938           39,581           42,418            8,796                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (13,436)          10,879           74,959          162,434            9,296                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              (14,617)          14,594           86,190          182,871           10,306                -

NET ASSETS AT BEGINNING OF
  PERIOD                               14,617               23          193,029           10,158                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $        14,617  $       279,219  $       193,029  $        10,306  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                 1,644                4           21,642            1,484                -                -
      Units issued                      2,337            1,640            8,123           20,206            3,572                -
      Units redeemed                   (3,981)               -           (1,095)             (48)          (2,638)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -            1,644           28,670           21,642              934                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                           Alliance                          Alliance
                                   AIM Variable Insurance              Bernstein Variable                Bernstein Variable
                                      Funds Series II                 Product Series Fund               Product Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            Alliance                     Alliance Bernstein
                                   AIM V. I. Utilities II               Bernstein Growth                  Growth & Income
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (d) (e)       2003 (d)         2004 (ab)        2003 (ab)        2004 (ab)        2003 (ab)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $          (596) $             -  $       (21,263) $        (6,875) $       (49,227) $       (25,101)
Net realized gains (losses)             1,486                -           (5,511)         (70,382)          90,185         (150,905)
Change in unrealized gains
  (losses)                              8,543                -          203,508          197,993          544,151        1,259,876
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                9,433                -          176,734          120,736          585,109        1,083,870
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                  500                -          396,966          237,911          550,243          930,972
Benefit payments                            -                -           (5,040)               -          (24,489)         (57,758)
Payments on termination               (14,922)               -         (150,068)        (123,348)        (404,365)        (526,759)
Contract maintenance charge                 -                -           (2,481)            (416)         (11,819)          (3,538)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  60,190                -          302,999          644,338          175,284        1,173,016
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         45,768                -          542,376          758,485          284,854        1,515,933
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               55,201                -          719,110          879,221          869,963        2,599,803

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -        1,156,500          277,279        5,976,105        3,376,302
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $        55,201  $             -  $     1,875,610  $     1,156,500  $     6,846,068  $     5,976,105
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -          160,481           58,615          568,683          431,639
      Units issued                     19,286                -           80,684          137,069          138,160          287,808
      Units redeemed                  (14,764)               -          (37,922)         (35,202)        (121,243)        (150,764)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                           4,522                -          203,243          160,482          585,600          568,683
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Alliance                          Alliance
                                     Bernstein Variable                Bernstein Variable                  Delaware Group
                                    Product Series Fund               Product Series Fund                Premium Fund, Inc.
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          Alliance                     Alliance Bernstein                 Delaware VIP GP
                                  Bernstein Premier Growth              Small Cap Value                   Small Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (ab)        2003 (ab)          2004           2003 (ac)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (8,883) $        (8,131) $       (23,966) $        (2,741) $       (29,534) $       (18,194)
Net realized gains (losses)           (20,484)        (132,668)          44,315              103          125,304            4,556
Change in unrealized gains
  (losses)                             72,036          249,302          246,720           79,464          427,776          742,656
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               42,669          108,503          267,069           76,826          523,546          729,018
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               61,909           80,237          612,335          965,505          136,598          171,221
Benefit payments                       (9,728)               -          (13,184)               -          (74,131)          (3,809)
Payments on termination               (22,434)         (54,339)         (19,301)            (274)        (115,699)        (118,101)
Contract maintenance charge              (951)            (512)          (8,440)               -           (1,812)          (1,671)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 (32,777)         (50,592)         215,394           73,533          146,523          270,136
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         (3,981)         (25,206)         786,804        1,038,764           91,479          317,776
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               38,688           83,297        1,053,873        1,115,590          615,025        1,046,794

NET ASSETS AT BEGINNING OF
  PERIOD                              618,435          535,138        1,115,590                -        2,636,097        1,589,303
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       657,123  $       618,435  $     2,169,463  $     1,115,590  $     3,251,122  $     2,636,097
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                97,285          113,261           82,001                -          157,546          133,174
      Units issued                     16,572           27,694           71,137           82,056           26,404           42,876
      Units redeemed                  (22,106)         (43,670)         (16,973)             (55)         (21,982)         (18,504)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          91,751           97,285          136,165           82,001          161,968          157,546
                              ===============  ===============  ===============  ===============  ===============  ===============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Dreyfus
                                       Delaware Group                 Socially Responsible
                                     Premium Fund, Inc.                Growth Fund, Inc.              Dreyfus Stock Index Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                       Dreyfus Socially
                                   Delaware VIP GP Trend            Responsible Growth Fund           Dreyfus Stock Index Fund
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (11,908) $        (8,743) $        (2,149) $        (2,519) $        30,262  $        12,207
Net realized gains (losses)            32,970           (4,315)          (3,669)         (11,261)          62,388          (46,664)
Change in unrealized gains
  (losses)                             78,956          225,628           17,879           63,454          415,034        1,173,721
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              100,018          212,570           12,061           49,674          507,684        1,139,264
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              100,232           96,168            4,313            5,825          148,476          379,841
Benefit payments                      (63,853)          (2,723)          (3,159)               -         (188,314)          (3,906)
Payments on termination               (47,627)         (35,060)         (17,107)         (10,538)        (194,052)        (244,963)
Contract maintenance charge              (409)            (375)            (273)            (257)          (3,256)          (2,692)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  33,727          160,393            1,981           16,686           20,583          489,677
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         22,070          218,403          (14,245)          11,716         (216,563)         617,957
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              122,088          430,973           (2,184)          61,390          291,121        1,757,221

NET ASSETS AT BEGINNING OF
  PERIOD                              921,321          490,348          258,482          197,092        5,581,231        3,824,010
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     1,043,409  $       921,321  $       256,298  $       258,482  $     5,872,352  $     5,581,231
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               112,774           80,076           41,869           39,724          703,922          611,362
      Units issued                     27,501           49,953            1,628            6,455           77,359          194,373
      Units redeemed                  (25,418)         (17,255)          (3,915)          (4,310)        (103,398)        (101,813)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         114,857          112,774           39,582           41,869          677,883          703,922
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                      Dreyfus Variable                  Dreyfus Variable                  Dreyfus Variable
                                      Investment Fund                   Investment Fund                   Investment Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIF Capital Appreciation            VIF Growth & Income                 VIF Money Market
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         3,524  $         2,074  $             -  $             -  $       (16,996) $       (18,794)
Net realized gains (losses)             3,542           (3,476)               -              (10)               -                -
Change in unrealized gains
  (losses)                             23,768          135,642                -               21                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               30,834          134,240                -               11          (16,996)         (18,794)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                2,784           11,087                -                -           51,455           94,269
Benefit payments                      (15,792)               -                -                -          (47,105)         (32,589)
Payments on termination               (38,803)         (13,706)               -              (87)        (419,778)        (146,086)
Contract maintenance charge              (219)            (208)               -               (1)          (1,965)          (1,264)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  17,082          135,455                -               (1)        (263,997)       4,070,332
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (34,948)         132,628                -              (89)        (681,390)       3,984,662
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               (4,114)         266,868                -              (78)        (698,386)       3,965,868

NET ASSETS AT BEGINNING OF
  PERIOD                              852,069          585,201                -               78        3,965,968              100
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       847,955  $       852,069  $             -  $             -  $     3,267,582  $     3,965,968
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                97,355           80,006                -               12          398,328               10
      Units issued                      3,083           21,753                -                -          245,511          618,589
      Units redeemed                   (7,040)          (4,404)               -              (12)        (314,147)        (220,271)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          93,398           97,355                -                -          329,692          398,328
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                       VIP Contrafund                  VIP Equity-Income                     VIP Growth
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (29,379) $       (17,388) $        12,335  $        11,663  $       (39,575) $       (28,215)
Net realized gains (losses)            71,398          (14,877)          71,450          (16,138)          15,237         (108,056)
Change in unrealized gains
  (losses)                            385,124          556,006          388,674        1,001,884          109,692          907,953
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              427,143          523,741          472,459          997,409           85,354          771,682
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              346,045          410,098           47,993          185,874          541,642          399,274
Benefit payments                       (7,453)          (4,078)        (154,233)         (12,830)          (7,622)            (929)
Payments on termination              (179,377)        (121,434)        (183,376)        (153,805)        (218,291)        (137,513)
Contract maintenance charge            (2,012)          (1,695)          (2,536)          (2,170)          (1,687)          (1,545)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 345,849          234,090          285,408          702,316          264,312          177,147
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        503,052          516,981           (6,744)         719,385          578,354          436,434
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              930,195        1,040,722          465,715        1,716,794          663,708        1,208,116

NET ASSETS AT BEGINNING OF
  PERIOD                            2,762,233        1,721,511        4,573,782        2,856,988        3,638,424        2,430,308
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,692,428  $     2,762,233  $     5,039,497  $     4,573,782  $     4,302,132  $     3,638,424
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               290,405          228,534          427,123          343,378          549,999          480,356
      Units issued                    104,937          107,291           55,463          152,425          168,191          222,577
      Units redeemed                  (53,520)         (45,420)         (55,283)         (68,680)         (76,012)        (152,934)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         341,822          290,405          427,303          427,123          642,178          549,999
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                     Fidelity Variable                 Fidelity Variable                 Fidelity Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                  VIP Growth Opportunities              VIP High Income                    VIP Index 500
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (3,724) $        (1,908) $        53,417  $        20,359  $        (4,432) $           972
Net realized gains (losses)             5,639          (18,940)           7,538            2,686           17,068          (27,091)
Change in unrealized gains
  (losses)                             28,030          108,665           18,443           76,359          242,377          411,611
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               29,945           87,817           79,398           99,404          255,013          385,492
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                               99,939           83,932          291,103          176,387          443,135          232,794
Benefit payments                       (2,680)          (2,518)               -             (573)               -                -
Payments on termination               (68,038)         (15,443)         (48,467)         (35,303)        (164,811)        (124,552)
Contract maintenance charge              (311)            (273)            (269)            (198)            (860)            (618)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  69,020           41,728          132,792           34,066          800,365          253,287
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         97,930          107,426          375,159          174,379        1,077,829          360,911
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              127,875          195,243          454,557          273,783        1,332,842          746,403

NET ASSETS AT BEGINNING OF
  PERIOD                              494,875          299,632          595,400          321,617        2,044,147        1,297,744
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       622,750  $       494,875  $     1,049,957  $       595,400  $     3,376,989  $     2,044,147
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                63,281           49,139           63,385           43,029          267,570          215,402
      Units issued                     26,031           29,734           53,820           28,744          180,099           88,487
      Units redeemed                  (14,082)         (15,592)         (13,922)          (8,388)         (42,997)         (36,319)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          75,230           63,281          103,283           63,385          404,672          267,570
                              ===============  ===============  ===============  ===============  ===============  ===============


See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Franklin
                                     Fidelity Variable                 Fidelity Variable                 Templeton Variable
                                  Insurance Products Fund           Insurance Products Fund           Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                                                        Franklin Growth and
                                 VIP Investment Grade Bond                VIP Overseas                   Income Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004             2003             2004           2003 (ad)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        72,469  $        43,633  $        (1,798) $        (3,613) $        47,343  $        (4,571)
Net realized gains (losses)            83,238           39,320           51,416          (19,756)          20,864            6,331
Change in unrealized gains
  (losses)                            (76,794)          (5,186)          77,230          311,915          500,630          153,235
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               78,913           77,767          126,848          288,546          568,837          154,995
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              280,787          632,395           87,970           46,536        4,169,559        1,466,085
Benefit payments                            -                -          (41,233)               -             (193)               -
Payments on termination              (102,391)         (66,421)         (71,613)         (53,988)        (220,221)          (5,016)
Contract maintenance charge              (976)            (738)            (587)            (435)         (10,462)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (266,516)         171,794          129,422           52,252        1,928,281          304,143
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        (89,096)         737,030          103,959           44,365        5,866,964        1,765,212
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              (10,183)         814,797          230,807          332,911        6,435,801        1,920,207

NET ASSETS AT BEGINNING OF
  PERIOD                            2,565,220        1,750,423        1,015,466          682,555        1,920,207                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     2,555,037  $     2,565,220  $     1,246,273  $     1,015,466  $     8,356,008  $     1,920,207
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period               202,705          143,699          127,268          120,941          142,890                -
      Units issued                     41,999          118,879          130,053           56,631          485,148          159,898
      Units redeemed                  (48,969)         (59,873)        (117,935)         (50,304)         (57,469)         (17,008)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         195,735          202,705          139,386          127,268          570,569          142,890
                              ===============  ===============  ===============  ===============  ===============  ===============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                            Franklin                     Franklin Large Cap
                                    Franklin High Income               Income Securities                 Growth Securities
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (d)         2003 (d)         2004 (d)         2003 (d)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         4,089  $             -  $        (8,953) $             -  $          (750) $             -
Net realized gains (losses)           (17,370)               -            5,290                -            1,094                -
Change in unrealized gains
  (losses)                             13,938                -          190,924                -           16,132                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                  657                -          187,261                -           16,476                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              328,157                -        2,390,780                -          561,639                -
Benefit payments                            -                -                -                -                -                -
Payments on termination               (21,039)               -          (32,525)               -             (495)               -
Contract maintenance charge              (494)               -           (1,725)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  91,248                -        1,008,715                -           52,548                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        397,872                -        3,365,245                -          613,692                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              398,529                -        3,552,506                -          630,168                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       398,529  $             -  $     3,552,506  $             -  $       630,168  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                     42,342                -          340,073                -           62,182                -
      Units redeemed                   (5,096)               -          (24,297)               -           (2,317)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          37,246                -          315,776                -           59,865                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Franklin Small Cap                     Franklin
                                      Value Securities                  U.S. Government               Mutual Shares Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004           2003 (ad)        2004 (d)         2003 (d)           2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $       (28,764) $        (2,067) $        (3,811) $             -  $       (41,030) $        (5,718)
Net realized gains (losses)            24,663            2,873              997                -           16,038            1,746
Change in unrealized gains
  (losses)                            501,302           60,981           17,372                -          722,816          123,818
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations              497,201           61,787           14,558                -          697,824          119,846
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                            1,799,084          825,415        1,432,777                -        4,656,479        1,398,238
Benefit payments                         (500)               -                -                -             (999)               -
Payments on termination              (102,268)            (349)          (7,629)               -         (161,404)          (2,492)
Contract maintenance charge            (6,077)               -              (24)               -          (12,159)               -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                 428,059           67,225          440,285                -        1,819,541          279,199
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                      2,118,298          892,291        1,865,409                -        6,301,458        1,674,945
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                            2,615,499          954,078        1,879,967                -        6,999,282        1,794,791

NET ASSETS AT BEGINNING OF
  PERIOD                              954,078                -                -                -        1,795,264              473
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $     3,569,577  $       954,078  $     1,879,967  $             -  $     8,794,546  $     1,795,264
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                65,338                -                -                -          141,147               53
      Units issued                    157,042           66,289          199,126                -          530,710          150,274
      Units redeemed                  (21,942)            (951)         (15,864)               -          (41,495)          (9,180)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                         200,438           65,338          183,262                -          630,362          141,147
                              ===============  ===============  ===============  ===============  ===============  ===============

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                          Franklin                          Franklin                          Franklin
                                     Templeton Variable                Templeton Variable                Templeton Variable
                                  Insurance Products Trust          Insurance Products Trust          Insurance Products Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                                                      Templeton Developing                   Templeton
                                  Templeton Asset Strategy             Markets Securities                Foreign Securities
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003             2004           2003 (ad)          2004             2003
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         6,474  $         4,276  $           835  $          (545) $       (11,115) $         2,578
Net realized gains (losses)            12,903              959            9,303              265           36,513          (15,776)
Change in unrealized gains
  (losses)                             41,119           90,633          181,719           25,126          517,946          320,698
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               60,496           95,868          191,857           24,846          543,344          307,500
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                6,425           15,376          621,672          196,395        1,778,035          558,005
Benefit payments                      (16,971)               -                -                -          (78,813)               -
Payments on termination               (48,317)         (12,331)          (7,176)            (231)        (108,038)        (115,971)
Contract maintenance charge              (232)            (181)          (1,729)               -           (5,091)            (531)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  71,725           99,414          125,958           15,670          520,422          223,844
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                         12,630          102,278          738,725          211,834        2,106,515          665,347
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                               73,126          198,146          930,582          236,680        2,649,859          972,847

NET ASSETS AT BEGINNING OF
  PERIOD                              424,663          226,517          236,680                -        1,746,313          773,466
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       497,789  $       424,663  $     1,167,262  $       236,680  $     4,396,172  $     1,746,313
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                37,170           25,836           13,994                -          167,937          110,201
      Units issued                      9,807           13,961           46,573           14,145          197,847           88,819
      Units redeemed                   (8,848)          (2,627)          (4,391)            (151)         (39,964)         (31,083)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          38,129           37,170           56,176           13,994          325,820          167,937
                              ===============  ===============  ===============  ===============  ===============  ===============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       Goldman Sachs
                                  Variable Insurance Trust       HSBC Variable Insurance Funds     HSBC Variable Insurance Funds
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          VIT CORE                          HSBC VI                           HSBC VI
                                      Small Cap Equity                  Cash Management                     Fixed Income
                              --------------------------------  --------------------------------  --------------------------------
                                   2004             2003           2004 (ae)        2003 (ae)        2004 (ae)        2003 (ae)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $             -  $             -  $        (8,512) $             -  $         5,989
Net realized gains (losses)                 -               14                -                -                -           75,791
Change in unrealized gains
  (losses)                                  -               13                -                -                -          (75,511)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                    -               27                -           (8,512)               -            6,269
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -                -                -          199,053                -           17,920
Benefit payments                            -                -                -         (115,148)               -                -
Payments on termination                     -             (110)               -         (158,327)               -          (23,140)
Contract maintenance charge                 -               (2)               -             (268)               -             (305)
Transfers among the
  sub-accounts and with the
  Fixed Account - net                       -               (1)               -       (2,914,700)               -       (1,707,557)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                              -             (113)               -       (2,989,390)               -       (1,713,082)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                                    -              (86)               -       (2,997,902)               -       (1,706,813)

NET ASSETS AT BEGINNING OF
  PERIOD                                    -               86                -        2,997,902                -        1,706,813
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $             -  $             -  $             -  $             -  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -               10                -          291,758                -          149,374
      Units issued                          -                -                -           65,954                -           19,066
      Units redeemed                        -              (10)               -         (357,712)               -         (168,440)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -                -                -                -                -                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(ae) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                               HSBC Variable Insurance Funds        Lord Abbett Series Fund           Lord Abbett Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                          HSBC VI
                                      Growth & Income                      All Value                       Bond-Debenture
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (ae)        2003 (ae)        2004 (g)         2003 (g)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $             -  $        (3,110) $           236  $             -  $        17,079  $             -
Net realized gains (losses)                 -         (546,784)             625                -            4,111                -
Change in unrealized gains
  (losses)                                  -          634,413            3,944                -          (15,914)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                    -           84,519            4,805                -            5,276                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                                    -           18,741          101,837                -          362,090                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                     -          (27,716)               -                -                -                -
Contract maintenance charge                 -             (653)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                       -       (1,809,340)          39,167                -           35,920                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                              -       (1,818,968)         141,004                -          398,010                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                                    -       (1,734,449)         145,809                -          403,286                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -        1,734,449                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $             -  $       145,809  $             -  $       403,286  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -          280,931                -                -                -                -
      Units issued                          -           19,059           13,462                -           39,458                -
      Units redeemed                        -         (299,990)            (105)               -             (551)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -                -           13,357                -           38,907                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(ae) For the period beginning January 1, 2003 and ended April 30, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                  Lord Abbett Series Fund           Lord Abbett Series Fund           Lord Abbett Series Fund
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                     Growth and Income                Growth Opportunities                 Mid-Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                                 2004 (g)         2003 (g)         2004 (g)         2003 (g)         2004 (g)         2003 (g)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $         1,753  $             -  $          (193) $             -  $           285  $             -
Net realized gains (losses)             2,341                -              363                -            4,170                -
Change in unrealized gains
  (losses)                              6,473                -            6,763                -           10,014                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations               10,567                -            6,933                -           14,469                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              261,228                -          199,078                -          402,022                -
Benefit payments                            -                -                -                -                -                -
Payments on termination                  (164)               -                -                -                -                -
Contract maintenance charge                 -                -              (24)               -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                  39,509                -           12,749                -           40,296                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                        300,573                -          211,803                -          442,318                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                              311,140                -          218,736                -          456,787                -

NET ASSETS AT BEGINNING OF
  PERIOD                                    -                -                -                -                -                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $       311,140  $             -  $       218,736  $             -  $       456,787  $             -
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                     -                -                -                -                -                -
      Units issued                     28,839                -           19,639                -           41,305                -
      Units redeemed                     (291)               -              (15)               -             (265)               -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                          28,548                -           19,624                -           41,040                -
                              ===============  ===============  ===============  ===============  ===============  ===============

(g)  For period beginning October 1, 2004 and ended December 31, 2004

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                 LSA Variable Series Trust         LSA Variable Series Trust         LSA Variable Series Trust
                                        Sub-Account                       Sub-Account                       Sub-Account
                              --------------------------------  --------------------------------  --------------------------------
                                   LSA Aggressive Growth               LSA Equity Growth                 LSA Mid Cap Value
                              --------------------------------  --------------------------------  --------------------------------
                               2004 (h) (ab)      2003 (ab)        2004 (i)         2003 (ad)        2004 (j)         2003 (ad)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)  $        (3,663) $        (2,164) $        (3,745) $        (1,336) $        (6,670) $        (1,666)
Net realized gains (losses)            31,692            2,630            3,357            1,528            4,767           32,903
Change in unrealized gains
  (losses)                            (27,437)          29,446          (20,105)          20,104          (29,504)          29,503
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from operations                  592           29,912          (20,493)          20,296          (31,407)          60,740
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits                              183,024          460,614          337,907          319,975          895,755          762,561
Benefit payments                            -                -                -                -                -                -
Payments on termination                (7,997)               -           (9,930)            (702)         (12,340)          (2,128)
Contract maintenance charge               (23)             (42)               -                -                -                -
Transfers among the
  sub-accounts and with the
  Fixed Account - net                (716,879)          26,058         (728,592)          81,539       (1,745,343)          72,162
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Increase (decrease) in net
  assets from contract
  transactions                       (541,875)         486,630         (400,615)         400,812         (861,928)         832,595
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET
  ASSETS                             (541,283)         516,542         (421,108)         421,108         (893,335)         893,335

NET ASSETS AT BEGINNING OF
  PERIOD                              541,283           24,741          421,108                -          893,335                -
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS AT END OF PERIOD   $             -  $       541,283  $             -  $       421,108  $             -  $       893,335
                              ===============  ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at
    beginning of period                42,226            3,389           34,593                -           58,881                -
      Units issued                     29,271           41,822           45,567           38,092           90,631           61,731
      Units redeemed                  (71,497)          (2,985)         (80,160)          (3,499)        (149,512)          (2,850)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end
    of period                               -           42,226                -           34,593                -           58,881
                              ===============  ===============  ===============  ===============  ===============  ===============

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                                                    MFS Variable
                                            Insurance Trust           MFS Variable Insurance Trust         Insurance Trust
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                 MFS
                                                MFS Bond                    Emerging Growth                 MFS High Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004           2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       70,338  $       64,296  $            -  $            -  $        6,061  $        4,195
Net realized gains (losses)                  15,126          17,497               -              (9)          6,336            (370)
Change in unrealized gains (losses)         (16,928)         25,596               -              25          26,037          15,089
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            68,536         107,389               -              16          38,434          18,914
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     70,823         203,660               -               -          52,235          61,700
Benefit payments                             (7,605)              -               -               -          (5,795)              -
Payments on termination                     (77,299)        (89,980)              -             (88)        (18,785)         (2,931)
Contract maintenance charge                    (443)           (362)              -              (1)           (136)            (91)
Transfers among the sub-accounts
  and with the Fixed Account - net         (137,166)        148,844               -              (1)        352,283          (1,669)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (151,690)        262,162               -             (90)        379,802          57,009
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (83,154)        369,551               -             (74)        418,236          75,923

NET ASSETS AT BEGINNING OF PERIOD         1,578,425       1,208,874               -              74         167,579          91,656
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,495,271  $    1,578,425  $            -  $            -  $      585,815  $      167,579
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  121,895         100,799               -              21          15,277           9,733
      Units issued                           24,015          65,285               -               -          45,739          10,050
      Units redeemed                        (35,661)        (44,189)              -             (21)        (11,468)         (4,506)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        110,249         121,895               -               -          49,548          15,277
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               MFS Variable                   MFS Variable              Morgan Stanley Variable
                                             Insurance Trust                Insurance Trust                Investment Series
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  -----------------------------  ------------------------------
                                           MFS Investors Trust             MFS New Discovery              Aggressive Equity
                                     ------------------------------  -----------------------------  ------------------------------
                                          2004            2003            2004           2003            2004            2003
                                     --------------  --------------  -------------- --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (5,181) $       (3,451) $       (7,332) $       (5,666) $      (23,259) $      (21,016)
Net realized gains (losses)                   1,865          (4,565)          3,924          (5,635)        (72,758)       (327,641)
Change in unrealized gains (losses)          86,365         116,073          40,292         139,150         271,359         673,449
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            83,049         108,057          36,884         127,849         175,342         324,792
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    192,204          97,851          59,327          77,374               -               -
Benefit payments                                  -               -          (2,844)              -          (5,572)         (9,183)
Payments on termination                     (26,780)        (14,386)        (30,679)        (14,952)       (114,066)       (195,140)
Contract maintenance charge                    (352)           (245)           (230)           (169)           (722)           (877)
Transfers among the sub-accounts
  and with the Fixed Account - net           39,854          12,163          32,547          17,439          34,705           6,794
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                204,926          95,383          58,121          79,692         (85,655)       (198,406)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           287,975         203,440          95,005         207,541          89,687         126,386

NET ASSETS AT BEGINNING OF PERIOD           666,862         463,422         579,185         371,644       1,660,244       1,533,858
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      954,837  $      666,862  $      674,190  $      579,185  $    1,749,931  $    1,660,244
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   87,690          73,504          77,933          66,033         176,961         203,178
      Units issued                           30,483          26,218          13,844          27,111           9,268          28,165
      Units redeemed                         (3,992)        (12,032)         (5,534)        (15,211)        (18,407)        (54,382)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        114,181          87,690          86,243          77,933         167,822         176,961
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                        Morgan Stanley Variable         Morgan Stanley Variable        Morgan Stanley Variable
                                           Investment Series               Investment Series              Investment Series
                                              Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  -----------------------------  ------------------------------
                                             Dividend Growth                    Equity                    European Growth
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       84,376  $      196,112  $     (203,471) $     (225,692) $      (19,357) $      (42,702)
Net realized gains (losses)                (901,924)     (2,557,842)     (2,179,646)     (3,850,717)       (262,624)       (615,230)
Change in unrealized gains (losses)       3,126,061      10,667,906       4,281,788       8,347,958       1,241,057       3,060,170
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         2,308,513       8,306,176       1,898,671       4,271,549         959,076       2,402,238
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    138,423          36,338          30,802          52,664          24,070          10,560
Benefit payments                         (1,104,989)       (767,711)       (251,191)       (425,518)       (196,045)       (118,041)
Payments on termination                  (3,914,202)     (4,867,583)     (2,920,327)     (2,405,548)       (927,966)     (1,003,423)
Contract maintenance charge                 (22,962)        (25,548)        (13,863)        (16,556)         (6,364)         (7,088)
Transfers among the sub-accounts
  and with the Fixed Account - net         (552,621)       (304,763)       (832,193)     (1,522,030)       (161,535)       (901,299)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (5,456,351)     (5,929,267)     (3,986,772)     (4,316,988)     (1,267,840)     (2,019,291)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,147,838)      2,376,909      (2,088,101)        (45,439)       (308,764)        382,947

NET ASSETS AT BEGINNING OF PERIOD        38,401,983      36,025,074      23,231,021      23,276,460       9,877,179       9,494,232
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   35,254,145  $   38,401,983  $   21,142,920  $   23,231,021  $    9,568,415  $    9,877,179
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,101,761       1,303,746         503,374         610,394         303,412         371,122
      Units issued                           46,430          54,630           9,776          26,214          13,528       1,941,135
      Units redeemed                       (202,304)       (256,615)        (94,284)       (133,234)        (52,518)     (2,008,845)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        945,887       1,101,761         418,866         503,374         264,422         303,412
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                Global
                                            Global Advantage                Dividend Growth                   High Yield
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (10,624) $       (3,792) $       20,015  $       63,083  $       91,602  $      127,118
Net realized gains (losses)                 (53,337)       (287,080)        168,371        (139,562)       (586,703)       (853,892)
Change in unrealized gains (losses)         171,131         540,387       1,087,172       2,822,794         610,040       1,072,848
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           107,170         249,515       1,275,558       2,746,315         114,939         346,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,033               -          16,764           9,994          33,936             300
Benefit payments                            (17,939)        (59,023)       (132,462)       (109,254)        (64,857)        (49,149)
Payments on termination                     (58,980)       (167,905)     (1,600,805)     (1,231,304)       (159,903)       (268,616)
Contract maintenance charge                    (887)           (962)         (5,940)         (6,417)         (1,016)         (1,133)
Transfers among the sub-accounts
  and with the Fixed Account - net          (35,039)        (92,178)       (545,793)        434,704          25,024          81,325
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (111,812)       (320,068)     (2,268,236)       (902,277)       (166,816)       (237,273)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            (4,642)        (70,553)       (992,678)      1,844,038         (51,877)        108,801

NET ASSETS AT BEGINNING OF PERIOD         1,088,811       1,159,364      11,353,406       9,509,368       1,547,741       1,438,940
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,084,169  $    1,088,811  $   10,360,728  $   11,353,406  $    1,495,864  $    1,547,741
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  144,285         198,513         625,528         645,040         127,146         149,052
      Units issued                            3,924           2,749         265,290       2,204,960          15,434          16,034
      Units redeemed                        (18,724)        (56,977)       (414,552)     (2,224,473)        (29,260)        (37,939)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        129,485         144,285         476,266         625,527         113,320         127,147
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             Income Builder                    Information                   Limited Duration
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       45,034  $       32,860  $       (6,032) $       (1,443) $       62,550  $       74,841
Net realized gains (losses)                   9,150         (66,331)        (15,935)         (7,918)        (16,769)        (11,294)
Change in unrealized gains (losses)         121,533         363,067          23,377          41,337         (46,785)        (39,200)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           175,717         329,596           1,410          31,976          (1,004)         24,347
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      5,300           5,000               -               -           2,500           6,000
Benefit payments                             (4,557)        (84,442)              -               -         (23,395)              -
Payments on termination                    (164,264)       (303,465)        (22,875)        (13,411)       (234,317)       (535,305)
Contract maintenance charge                  (1,098)         (1,097)           (180)            (97)         (1,443)         (2,126)
Transfers among the sub-accounts
  and with the Fixed Account - net            2,048          92,818         (42,507)        395,742        (102,535)       (434,848)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (162,571)       (291,186)        (65,562)        382,234        (359,190)       (966,279)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            13,146          38,410         (64,152)        414,210        (360,194)       (941,932)

NET ASSETS AT BEGINNING OF PERIOD         1,993,099       1,954,689         454,188          39,978       2,515,247       3,457,179
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,006,245  $    1,993,099  $      390,036  $      454,188  $    2,155,053  $    2,515,247
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  142,442         166,269          97,382          13,626         220,212         304,889
      Units issued                           13,590          38,588          12,478          90,440          39,555          91,386
      Units redeemed                        (24,971)        (62,416)        (28,013)         (6,684)        (71,056)       (176,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        131,061         142,441          81,847          97,382         188,711         220,212
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Money Market                   Pacific Growth               Quality Income Plus
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)     2004 (k)(ab)      2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (50,390) $     (103,300) $       (4,784) $      (13,328) $      798,329  $      955,507
Net realized gains (losses)                       -               -        (208,923)       (160,065)         58,441          88,825
Change in unrealized gains (losses)               -               -         310,234         406,305        (180,923)        476,177
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           (50,390)       (103,300)         96,527         232,912         675,847       1,520,509
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     11,528       5,066,380               -               -          24,352          11,855
Benefit payments                           (752,510)       (256,139)        (10,950)        (15,387)       (473,000)       (564,184)
Payments on termination                  (5,983,078)    (16,980,523)        (56,244)       (183,275)     (2,391,576)     (3,365,214)
Contract maintenance charge                  (5,842)         (8,722)           (306)           (923)         (9,235)        (11,947)
Transfers among the sub-accounts
  and with the Fixed Account - net        3,023,673      (3,787,476)     (1,072,113)         (8,220)     (1,067,530)       (490,473)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (3,706,229)    (15,966,480)     (1,139,613)       (207,805)     (3,916,989)     (4,419,963)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (3,756,619)    (16,069,780)     (1,043,086)         25,107      (3,241,142)     (2,899,454)

NET ASSETS AT BEGINNING OF PERIOD        11,176,282      27,246,062       1,043,086       1,017,979      20,978,238      23,877,692
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    7,419,663  $   11,176,282  $            -  $    1,043,086  $   17,737,096  $   20,978,238
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  774,260       2,132,802         260,378         324,858         871,659       1,061,947
      Units issued                        1,754,477      12,853,991          68,514          17,587          33,051          86,654
      Units redeemed                     (2,012,716)    (14,212,533)       (328,892)        (82,067)       (194,514)       (276,942)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        516,021         774,260               -         260,378         710,196         871,659
                                     ==============  ==============  ==============  ==============  ==============  ==============

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable          Morgan Stanley Variable
                                            Investment Series              Investment Series                Investment Series
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              S&P 500 Index                    Strategist                       Utilities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (ab)       2003 (ab)      2004 (ab)        2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (28,438) $      (20,472) $       99,880  $       59,893  $      111,416  $      149,025
Net realized gains (losses)                (106,286)       (294,562)        347,430        (311,479)       (430,749)     (1,123,008)
Change in unrealized gains (losses)         652,997       1,604,683       1,040,591       4,321,278       1,895,989       2,327,257
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           518,273       1,289,649       1,487,901       4,069,692       1,576,656       1,353,274
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,200          34,550          27,113          24,326          19,324           4,460
Benefit payments                           (107,337)        (66,449)       (306,409)       (501,991)       (232,513)       (305,377)
Payments on termination                    (571,744)       (507,661)     (2,606,577)     (2,071,784)     (1,025,839)     (1,052,524)
Contract maintenance charge                  (4,254)         (4,257)        (10,525)        (12,117)         (5,463)         (6,377)
Transfers among the sub-accounts
  and with the Fixed Account - net          134,500         455,088        (747,269)       (526,064)       (226,582)       (381,350)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (547,635)        (88,729)     (3,643,667)     (3,087,630)     (1,471,073)     (1,741,168)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (29,362)      1,200,920      (2,155,766)        982,062         105,583        (387,894)

NET ASSETS AT BEGINNING OF PERIOD         6,349,229       5,148,309      19,757,267      18,775,205       9,492,968       9,880,862
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,319,867  $    6,349,229  $   17,601,501  $   19,757,267  $    9,598,551  $    9,492,968
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  647,311         661,537         644,961         763,040         441,085         531,541
      Units issued                           69,481         109,504          19,391          34,612           6,679          39,244
      Units redeemed                       (125,769)       (123,730)       (136,790)       (152,691)        (73,002)       (129,700)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        591,023         647,311         527,562         644,961         374,762         441,085
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable         Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series               Investment Series               Investment Series
                                            (Class Y Shares)                 (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Aggressive Equity                Dividend Growth                      Equity
                                            (Class Y Shares)                 (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (23,925) $      (10,342) $       (3,261) $        6,900  $      (27,630) $      (15,813)
Net realized gains (losses)                  39,969           9,162          28,623         (28,540)         11,480         (20,213)
Change in unrealized gains (losses)         143,541         186,587         242,817         618,757         233,206         262,246
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           159,585         185,407         268,179         597,117         217,056         226,220
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     82,137         613,822         591,590         941,202         744,131         447,572
Benefit payments                            (10,180)              -         (55,888)        (47,449)        (10,526)        (70,066)
Payments on termination                    (200,266)       (120,506)       (216,698)       (153,777)        (53,040)       (106,609)
Contract maintenance charge                  (6,545)           (885)         (6,762)         (1,313)         (3,278)           (845)
Transfers among the sub-accounts
  and with the Fixed Account - net          209,783         414,963         164,590         351,202          71,844         167,439
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 74,929         907,394         476,832       1,089,865         749,131         437,491
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           234,514       1,092,801         745,011       1,686,982         966,187         663,711

NET ASSETS AT BEGINNING OF PERIOD         1,436,381         343,580       3,611,689       1,924,707       1,645,943         982,232
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,670,895  $    1,436,381  $    4,356,700  $    3,611,689  $    2,612,130  $    1,645,943
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  142,572          49,369         357,320         253,142         183,429         145,654
      Units issued                           40,720         112,899         100,916         152,793          86,550          85,857
      Units redeemed                        (39,850)        (19,696)        (65,930)        (48,615)        (26,002)        (48,082)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        143,442         142,572         392,306         357,320         243,977         183,429
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             European Growth                Global Advantage             Global Dividend Growth
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)        2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (4,182) $       (3,784) $       (1,851) $         (351) $       (1,209) $        1,320
Net realized gains (losses)                  11,291         (11,594)             56               4           9,826          (2,618)
Change in unrealized gains (losses)          93,320         140,788          16,801          11,666         162,083         131,345
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           100,429         125,410          15,006          11,319         170,700         130,047
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     86,775         294,020          22,095          68,342         247,013         330,706
Benefit payments                            (11,520)         (1,254)         (1,145)              -          (7,014)         (7,800)
Payments on termination                      (5,306)        (62,080)         (1,754)           (223)        (30,715)        (29,746)
Contract maintenance charge                  (2,684)           (257)           (652)            (11)         (3,492)           (133)
Transfers among the sub-accounts
  and with the Fixed Account - net           74,814          55,032          19,234          13,670         424,886          48,333
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                142,079         285,461          37,778          81,778         630,678         341,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           242,508         410,871          52,784          93,097         801,378         471,407

NET ASSETS AT BEGINNING OF PERIOD           792,744         381,873         113,830          20,733         837,814         366,407
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,035,252  $      792,744  $      166,614  $      113,830  $    1,639,192  $      837,814
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   76,145          52,025          10,312           2,989          72,384          43,844
      Units issued                           28,488          40,277           3,882           8,384          67,875          37,784
      Units redeemed                        (17,127)        (16,157)           (690)         (1,061)        (17,862)         (9,243)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         87,506          76,145          13,504          10,312         122,397          72,385
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               High Yield                    Income Builder                   Information
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)      2003 (ab)        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      109,487  $       71,150  $       41,259  $       20,345  $       (2,252) $         (773)
Net realized gains (losses)                  16,202           5,437          53,525           1,316             281            (521)
Change in unrealized gains (losses)          18,322         115,523          86,541         198,398           2,019          22,218
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           144,011         192,110         181,325         220,059              48          20,924
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    451,787         971,099         234,569         172,278          10,276          90,589
Benefit payments                             (5,166)              -               -          (2,935)              -          (1,510)
Payments on termination                    (184,901)       (112,366)        (57,608)        (14,041)         (2,620)        (18,000)
Contract maintenance charge                  (4,407)           (253)         (5,997)         (1,876)           (590)            (97)
Transfers among the sub-accounts
  and with the Fixed Account - net          180,762         413,038        (104,944)        875,543         (12,464)         48,877
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                438,075       1,271,518          66,020       1,028,969          (5,398)        119,859
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           582,086       1,463,628         247,345       1,249,028          (5,350)        140,783

NET ASSETS AT BEGINNING OF PERIOD         1,541,518          77,890       1,771,412         522,384         156,276          15,493
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,123,604  $    1,541,518  $    2,018,757  $    1,771,412  $      150,926  $      156,276
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  182,783          12,336         168,223          59,648          14,029           3,101
      Units issued                           64,436         196,077          68,439         134,714           3,219          13,733
      Units redeemed                        (30,515)        (25,631)        (63,848)        (26,139)         (4,859)         (2,805)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        216,704         182,782         172,814         168,223          12,389          14,029
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable         Morgan Stanley Variable
                                            Investment Series              Investment Series               Investment Series
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Limited Duration                  Money Market                   Pacific Growth
                                            (Class Y Shares)                (Class Y Shares)                (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)     2004 (k)(ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      127,314  $       83,181  $      (25,384) $      (35,297) $       (1,083) $         (745)
Net realized gains (losses)                 (19,109)         (8,503)              -               -          27,292            (491)
Change in unrealized gains (losses)        (128,096)        (56,233)              -               -          (7,316)         13,110
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           (19,891)         18,445         (25,384)        (35,297)         18,893          11,874
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    488,895       1,250,687       1,411,637       9,637,030           6,610          89,458
Benefit payments                            (61,752)         (4,535)        (31,739)              -               -               -
Payments on termination                    (221,675)       (295,470)       (352,510)     (7,703,219)         (1,081)         (6,144)
Contract maintenance charge                 (12,908)         (2,528)         (5,625)         (1,032)            (10)            (66)
Transfers among the sub-accounts
  and with the Fixed Account - net          464,872       2,208,419         125,041      (1,179,011)       (211,530)         68,237
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                657,432       3,156,573       1,146,804         753,768        (206,011)        151,485
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           637,541       3,175,018       1,121,420         718,471        (187,118)        163,359

NET ASSETS AT BEGINNING OF PERIOD         4,961,413       1,786,395       2,811,269       2,092,798         187,118          23,759
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    5,598,954  $    4,961,413  $    3,932,689  $    2,811,269 $             -  $      187,118
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  473,344         169,137         282,478         207,591          16,589           3,990
      Units issued                          208,141         661,766         632,116       3,538,010          17,176          13,852
      Units redeemed                       (139,462)       (357,559)       (514,703)     (3,463,123)        (33,765)         (1,253)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        542,023         473,344         399,891         282,478               -          16,589
                                     ==============  ==============  ==============  ==============  ==============  ==============

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Morgan Stanley Variable        Morgan Stanley Variable          Morgan Stanley Variable
                                            Investment Series              Investment Series                Investment Series
                                            (Class Y Shares)                (Class Y Shares)                 (Class Y Shares)
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                           Quality Income Plus               S&P 500 Index                      Strategist
                                            (Class Y Shares)                (Class Y Shares)                 (Class Y Shares)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)       2004 (ab)       2003 (ab)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      208,448  $      144,556  $      (28,395) $      (12,129) $        8,468  $          567
Net realized gains (losses)                   7,455          15,318          54,942           2,474          29,918          (5,158)
Change in unrealized gains (losses)         (30,685)         67,334         337,981         573,241         203,885         470,096
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           185,218         227,208         364,528         563,586         242,271         465,505
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,330,174         326,393         834,788       1,310,999         262,825         225,856
Benefit payments                            (30,265)        (97,247)        (33,883)        (78,998)        (10,350)              -
Payments on termination                    (226,484)       (405,375)       (196,088)       (105,548)       (129,727)       (117,808)
Contract maintenance charge                  (5,933)         (1,925)         (9,027)         (1,657)         (2,713)           (762)
Transfers among the sub-accounts
  and with the Fixed Account - net          549,495       1,053,328         325,368       1,021,153         179,938         223,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,616,987         875,174         921,158       2,145,949         299,973         330,360
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,802,205       1,102,382       1,285,686       2,709,535         542,244         795,865

NET ASSETS AT BEGINNING OF PERIOD         4,209,447       3,107,065       3,775,557       1,066,022       2,659,077       1,863,212
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,011,652  $    4,209,447  $    5,061,243  $    3,775,557  $    3,201,321  $    2,659,077
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  367,612         285,989         387,170         150,258         255,030         225,316
      Units issued                          220,847         178,363         122,737         270,359          54,648          57,914
      Units redeemed                        (62,654)        (96,740)        (52,813)        (33,447)        (30,399)        (28,201)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        525,805         367,612         457,094         387,170         279,279         255,029
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Morgan Stanley Variable
                                             Investment Series                Oppenheimer                     Oppenheimer
                                             (Class Y Shares)            Variable Account Funds          Variable Account Funds
                                                Sub-Account                   Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                Utilities                     Oppenheimer
                                            (Class Y Shares)               Aggressive Growth                Oppenheimer Bond
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)        2004             2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)         $        7,043  $        7,369  $      (21,534) $      (18,221) $       49,718  $       56,096
Net realized gains (losses)                 (12,180)        (38,397)          3,301         (59,422)          2,783           4,624
Change in unrealized gains (losses)         138,812         114,697         309,770         381,515          16,004          14,152
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from operations                             133,675          83,669         291,537         303,872          68,505          74,872
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                    114,192         114,509         128,715         177,056          97,174         311,609
Benefit payments                             (5,709)         (5,224)        (59,067)         (4,623)              -            (996)
Payments on termination                     (28,658)        (56,089)       (123,308)        (91,083)        (79,063)        (53,562)
Contract maintenance charge                    (994)           (284)         (1,026)           (962)           (721)           (531)
Transfers among the sub-accounts
and with the Fixed Account - net             86,023           6,747          14,917          (7,624)        259,000         (82,315)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from contract transactions                  164,854          59,659         (39,769)         72,764         276,390         174,205
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           298,529         143,328         251,768         376,636         344,895         249,077

NET ASSETS AT BEGINNING OF PERIOD           639,859         496,531       1,660,316       1,283,680       1,494,416       1,245,339
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      938,388  $      639,859  $    1,912,084  $    1,660,316  $    1,839,311  $    1,494,416
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
Units outstanding at beginning of
period                                       83,335          79,748         301,948         289,539         121,184         106,484
Units issued                                 26,819          41,380          40,429          72,914          40,278          52,427
Units redeemed                              (14,685)        (37,793)        (48,384)        (60,505)        (18,286)        (37,727)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at end of period           95,469          83,335         293,993         301,948         143,176         121,184
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                    Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               Oppenheimer                     Oppenheimer
                                          Capital Appreciation              Global Securities           Oppenheimer High Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)         $      (18,761) $      (11,717) $           83  $       (3,981) $       35,941  $       29,874
Net realized gains (losses)                   9,249         (25,231)         17,497          (8,329)          1,999            (658)
Change in unrealized gains (losses)         130,962         381,342         170,118         271,070          36,769          85,802
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from operations                             121,450         344,394         187,698         258,760          74,709         115,018
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits                                    413,266         267,677         184,327         152,227         173,219         115,009
Benefit payments                                  -            (543)              -               -               -               -
Payments on termination                     (72,066)        (46,654)        (17,136)        (13,471)        (34,028)         (9,516)
Contract maintenance charge                    (716)           (595)           (398)           (276)           (179)           (127)
Transfers among the sub-accounts
and with the Fixed Account - net            111,798         105,866          51,360          46,402         226,924           6,689
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
from contract transactions                  452,282         325,751         218,153         184,882         365,936         112,055
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           573,732         670,145         405,851         443,642         440,645         227,073

NET ASSETS AT BEGINNING OF PERIOD         1,710,945       1,040,800         987,934         544,292         708,194         481,121
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,284,677  $    1,710,945  $    1,393,785  $      987,934  $    1,148,839  $      708,194
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
Units outstanding at beginning of
period                                      237,209         186,591         108,776          84,641          63,049          52,432
Units issued                                 87,396          83,012          42,311          36,952          35,721          16,853
Units redeemed                              (24,649)        (32,394)        (20,674)        (12,817)         (3,720)         (6,236)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units outstanding at end of period          299,956         237,209         130,413         108,776          95,050          63,049
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                     Oppenheimer                    Oppenheimer
                                          Variable Account Funds         Variable Account Funds          Variable Account Funds
                                               Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                         Oppenheimer Main Street
                                        Oppenheimer Main Street             Small Cap Growth           Oppenheimer Strategic Bond
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (18,068) $      (12,932) $      (17,846) $      (10,076) $      142,083  $      137,043
Net realized gains (losses)                  23,675         (25,446)         69,364           1,605          36,940          16,737
Change in unrealized gains (losses)         330,440         813,265         215,670         308,447          80,725         336,214
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           336,047         774,887         267,188         299,976         259,748         489,994
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    148,495         287,059         242,813         250,460          15,062         126,131
Benefit payments                            (41,032)        (33,310)              -               -        (101,679)         (5,251)
Payments on termination                    (211,368)       (115,795)        (78,706)        (19,195)       (153,705)       (141,571)
Contract maintenance charge                  (3,862)         (3,215)           (409)           (250)         (1,675)         (1,521)
Transfers among the sub-accounts
  and with the Fixed Account - net          266,245         517,687         330,927         129,041          56,434         689,348
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                158,478         652,426         494,625         360,056        (185,563)        667,136
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           494,525       1,427,313         761,813         660,032          74,185       1,157,130

NET ASSETS AT BEGINNING OF PERIOD         4,078,264       2,650,951       1,216,737         556,705       3,661,003       2,503,873
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    4,572,789  $    4,078,264  $    1,978,550  $    1,216,737  $    3,735,188  $    3,661,003
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  494,004         401,813         119,444          77,910         276,974         220,874
      Units issued                           66,808         151,268          85,473          59,733          30,364         120,383
      Units redeemed                        (48,370)        (59,077)        (40,215)        (18,199)        (44,014)        (64,283)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        512,442         494,004         164,702         119,444         263,324         276,974
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                               Oppenheimer                    Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Oppenheimer
                                         Aggressive Growth (SC)       Oppenheimer Balanced (SC) (l)       Oppenheimer Bond (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ad)       2004 (g)        2003 (g)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (16,214) $       (1,853) $      (25,545) $       (1,740) $         (328) $            -
Net realized gains (losses)                  13,615             131           9,887             877              17               -
Change in unrealized gains (losses)         191,105           7,339         322,159          33,522           2,394               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           188,506           5,617         306,501          32,659           2,083               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    855,546         558,272       2,362,711         556,396         283,776               -
Benefit payments                                  -               -          (1,088)              -               -               -
Payments on termination                     (56,649)         (1,000)        (81,479)           (949)              -               -
Contract maintenance charge                  (3,235)              -          (4,324)              -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          149,123          58,201       1,173,358         123,232          23,707               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                944,785         615,473       3,449,178         678,679         307,483               -
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,133,291         621,090       3,755,679         711,338         309,566               -

NET ASSETS AT BEGINNING OF PERIOD           621,090               -         711,338               -               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,754,381  $      621,090  $    4,467,017  $      711,338  $      309,566  $            -
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   49,978               -          54,156               -               -               -
      Units issued                           99,703          51,693         276,668          55,239          30,958               -
      Units redeemed                        (29,636)         (1,715)        (16,529)         (1,083)           (348)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        120,045          49,978         314,295          54,156          30,610               -
                                     ==============  ==============  ==============  ==============  ==============  ==============

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer                     Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                           Oppenheimer Capital              Oppenheimer Global               Oppenheimer
                                            Appreciation (SC)                Securities (SC)               High Income (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ad)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (52,295) $       (5,037) $      (14,802) $       (3,097) $       43,804  $       (2,712)
Net realized gains (losses)                  18,959           2,910          27,941           1,670           3,819           3,181
Change in unrealized gains (losses)         333,929          94,387         378,428         154,395         244,687          24,904
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           300,593          92,260         391,567         152,968         292,310          25,373
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,545,544       1,246,181       1,135,985         627,906       3,827,123         691,698
Benefit payments                           (250,952)              -         (83,811)              -        (170,208)              -
Payments on termination                    (135,730)         (2,741)        (50,354)         (1,883)       (184,171)         (1,662)
Contract maintenance charge                  (6,775)              -          (6,662)              -          (4,481)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        1,447,135         150,441         530,000         178,738       1,353,722          18,807
                                     --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from contract transactions              4,599,222       1,393,881       1,525,158         804,761       4,821,985         708,843
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         4,899,815       1,486,141       1,916,725         957,729       5,114,295         734,216

NET ASSETS AT BEGINNING OF PERIOD         1,486,141               -         957,729               -         734,216               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    6,385,956  $    1,486,141  $    2,874,454  $      957,729  $    5,848,511  $      734,216
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  120,872               -          67,104               -          56,531               -
      Units issued                          424,482         123,228         125,804          79,201         416,085          66,932
      Units redeemed                        (50,812)         (2,356)        (20,857)        (12,097)        (52,599)        (10,401)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        494,542         120,872         172,051          67,104         420,017          56,531
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer                     Oppenheimer                     Oppenheimer
                                         Variable Account Funds          Variable Account Funds          Variable Account Funds
                                         (Service Class ("SC"))          (Service Class ("SC"))          (Service Class ("SC"))
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              Oppenheimer               Oppenheimer Main Street               Oppenheimer
                                            Main Street (SC)             Small Cap Growth (SC)            Strategic Bond (SC)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004         2003 (ad)          2004          2003 (ad)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (76,562) $       (8,590) $      (32,529) $       (3,458) $       38,786  $       (5,113)
Net realized gains (losses)                  30,138           7,894          35,119           2,926           5,289           1,616
Change in unrealized gains (losses)         744,145         168,457         440,727          82,537         630,837          53,197
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           697,721         167,761         443,317          82,005         674,912          49,700
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  5,645,077       2,484,085       1,713,517         843,452       7,918,547       1,386,092
Benefit payments                             (3,270)              -        (167,521)              -          (3,311)              -
Payments on termination                    (198,375)         (6,628)        (58,437)         (4,657)       (178,242)         (2,747)
Contract maintenance charge                 (10,443)              -          (5,815)              -          (7,069)              -
Transfers among the sub-accounts
  and with the Fixed Account - net        2,034,920         212,584         643,494         102,457       2,366,426         191,399
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              7,467,909       2,690,041       2,125,238         941,252      10,096,351       1,574,744
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         8,165,630       2,857,802       2,568,555       1,023,257      10,771,263       1,624,444

NET ASSETS AT BEGINNING OF PERIOD         2,857,802               -       1,023,257               -       1,624,444               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   11,023,432  $    2,857,802  $    3,591,812  $    1,023,257  $   12,395,707  $    1,624,444
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  225,578               -          69,559               -         133,528               -
      Units issued                          668,661         239,208         172,683          71,250         882,461         140,769
      Units redeemed                        (85,559)        (13,630)        (34,309)         (1,691)        (62,693)         (7,241)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        808,680         225,578         207,933          69,559         953,296         133,528
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust            Putnam Variable Trust          Putnam Variable Trust
                                              Sub-Account                      Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                              VT American
                                           Government Income            VT Capital Appreciation         VT Capital Opportunities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004          2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      237,766  $      298,267  $      (13,617) $      (10,583) $        1,978  $       22,489
Net realized gains (losses)                 104,511          66,408          10,873         (27,183)        110,865             214
Change in unrealized gains (losses)        (245,807)       (350,717)        125,455         205,590         (49,358)         63,380
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            96,470          13,958         122,711         167,824          63,485          86,083
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     69,288         522,196          41,518          60,413             231               -
Benefit payments                           (154,145)       (233,626)        (19,129)        (20,464)              -               -
Payments on termination                    (757,433)       (681,159)       (131,928)        (26,233)         (6,524)           (659)
Contract maintenance charge                    (151)           (122)            (43)            (18)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,132,040)       (819,713)         66,843          82,818      (1,229,069)      1,244,835
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,974,481)     (1,212,424)        (42,739)         96,516      (1,235,362)      1,244,176
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        (1,878,011)     (1,198,466)         79,972         264,340      (1,171,877)      1,330,259

NET ASSETS AT BEGINNING OF PERIOD         9,848,535      11,047,001         986,219         721,879       1,330,259               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    7,970,524  $    9,848,535  $    1,066,191  $      986,219  $      158,382  $    1,330,259
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  784,348         879,685         134,669         121,402         103,132               -
      Units issued                           47,454         210,636          30,842          55,745           9,785         103,185
      Units redeemed                       (205,697)       (305,973)        (36,841)        (42,478)       (102,398)            (53)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        626,105         784,348         128,670         134,669          10,519         103,132
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          VT Discovery Growth            VT Diversified Income             VT Equity Income
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004          2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (21,095) $      (16,706) $      826,144  $      723,435  $       (8,925) $          (45)
Net realized gains (losses)                  12,266         (19,236)         47,127           2,840          16,512           3,060
Change in unrealized gains (losses)          90,539         364,297        (140,916)        925,741          83,275          43,564
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            81,710         328,355         732,355       1,652,016          90,862          46,579
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     21,046          32,162          84,694         465,572          22,800          21,605
Benefit payments                            (11,089)        (13,557)       (307,462)        (39,342)              -               -
Payments on termination                    (111,767)        (53,290)       (979,170)       (722,724)        (34,398)           (699)
Contract maintenance charge                    (137)            (57)           (254)            (85)              -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          (10,092)        159,933        (498,022)        478,533         541,358         356,060
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (112,039)        125,191      (1,700,214)        181,954         529,760         376,966
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (30,329)        453,546        (967,859)      1,833,970         620,622         423,545

NET ASSETS AT BEGINNING OF PERIOD         1,613,985       1,160,439      10,591,199       8,757,229         423,545               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,583,656  $    1,613,985  $    9,623,340  $   10,591,199  $    1,044,167  $      423,545
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  357,125         334,006         859,303         842,329          35,159               -
      Units issued                           29,332         106,191          62,370         152,456          65,821          38,618
      Units redeemed                        (56,250)        (83,072)       (197,363)       (135,482)        (22,457)         (3,459)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        330,207         357,125         724,310         859,303          78,523          35,159
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust           Putnam Variable Trust
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             VT The George                         VT
                                         Putnam Fund of Boston          Global Asset Allocation            VT Global Equity
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       77,378  $      109,489  $       23,296  $       77,593  $       42,220  $      (11,834)
Net realized gains (losses)                 106,734         (57,945)            855          38,612        (310,310)       (684,681)
Change in unrealized gains (losses)         865,803       1,723,574         476,595         323,192         946,520       1,983,653
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         1,049,915       1,775,118         500,746         439,397         678,430       1,287,138
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,529,240       1,162,241         886,330         383,294          45,205         115,550
Benefit payments                           (260,112)       (137,898)        (16,700)         (7,108)        (75,644)        (73,296)
Payments on termination                  (1,156,221)       (741,975)       (243,218)        (66,618)       (249,401)       (349,600)
Contract maintenance charge                  (6,731)           (350)         (1,044)            (25)           (132)            (98)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,325,962       1,728,173       3,217,812         295,903         (68,886)     (1,423,242)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,432,138       2,010,191       3,843,180         605,446        (348,858)     (1,730,686)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,482,053       3,785,309       4,343,926       1,044,843         329,572        (443,548)

NET ASSETS AT BEGINNING OF PERIOD        14,343,600      10,558,291       2,526,254       1,481,411       5,759,974       6,203,522
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   16,825,653  $   14,343,600  $    6,870,180  $    2,526,254  $    6,089,546  $    5,759,974
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                1,347,405       1,158,231         263,491         189,930         802,881       1,188,620
      Units issued                          312,854         367,445         424,096       2,111,998          36,130       5,115,112
      Units redeemed                       (201,560)       (178,271)        (54,087)     (2,038,437)        (78,585)     (5,500,851)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      1,458,699       1,347,405         633,500         263,491         760,426         802,881
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          VT Growth and Income           VT Growth Opportunities           VT Health Sciences
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      124,746  $      191,862  $      (30,831) $      (27,796) $      (77,303) $      (46,029)
Net realized gains (losses)                  62,488        (720,129)       (246,842)       (329,818)       (104,598)       (215,757)
Change in unrealized gains (losses)       4,136,162       9,764,316         275,831         787,271         558,624       1,231,272
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         4,323,396       9,236,049          (1,842)        429,657         376,723         969,486
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,580,663       1,809,271          31,129          66,169         248,864         524,237
Benefit payments                           (480,734)       (417,519)        (50,025)        (23,527)        (83,278)        (77,627)
Payments on termination                  (3,251,024)     (2,425,455)       (130,209)        (78,114)       (527,079)       (288,395)
Contract maintenance charge                  (6,803)         (1,177)            (55)            (47)         (1,730)            (42)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,148,961       1,470,250          42,711          36,626         214,013        (169,356)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,008,937)        435,370        (106,449)          1,107        (149,210)        (11,183)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         3,314,459       9,671,419        (108,291)        430,764         227,513         958,303

NET ASSETS AT BEGINNING OF PERIOD        45,823,770      36,152,351       2,469,178       2,038,414       6,847,824       5,889,521
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   49,138,229  $   45,823,770  $    2,360,887  $    2,469,178  $    7,075,337  $    6,847,824
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                4,926,858       4,935,381         585,493         587,334         656,540         654,336
      Units issued                          439,936         705,037          67,099         102,611          75,762         105,442
      Units redeemed                       (611,765)       (713,560)        (95,319)       (104,452)        (90,224)       (103,238)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      4,755,029       4,926,858         557,273         585,493         642,078         656,540
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                                                   VT
                                             VT High Yield                     VT Income                   International Equity
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      477,314  $      392,288  $      529,074  $      588,295  $       31,102  $      (39,880)
Net realized gains (losses)                 (40,885)         99,408          45,696          59,948         (63,388)        (64,687)
Change in unrealized gains (losses)         195,827         762,623          30,902         (83,785)      1,704,748       3,549,925
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           632,256       1,254,319         605,672         564,458       1,672,462       3,445,358
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,731,527         845,105       1,724,566       1,276,598         855,129         677,891
Benefit payments                           (115,584)        (66,477)       (178,227)       (181,740)       (134,165)       (138,021)
Payments on termination                    (698,254)       (263,642)     (1,478,415)     (1,578,764)       (714,268)       (517,183)
Contract maintenance charge                  (3,279)           (163)         (6,665)           (212)         (4,180)           (793)
Transfers among the sub-accounts
  and with the Fixed Account - net           41,534         676,819         194,417       1,571,274        (760,963)     (2,441,879)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                955,944       1,191,642         255,676       1,087,156        (758,447)     (2,419,985)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,588,200       2,445,961         861,348       1,651,614         914,015       1,025,373

NET ASSETS AT BEGINNING OF PERIOD         6,667,233       4,221,272      19,660,697      18,009,083      12,739,064      11,713,691
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    8,255,433  $    6,667,233  $   20,522,045  $   19,660,697  $   13,653,079  $   12,739,064
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  582,847         469,184       1,643,087       1,541,549       1,257,652       1,579,838
      Units issued                          199,695         998,456         365,295         458,404         418,422      12,243,962
      Units redeemed                       (145,607)       (884,793)       (311,748)       (356,866)       (513,992)    (12,566,148)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        636,935         582,847       1,696,634       1,643,087       1,162,082       1,257,652
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            VT International               VT International
                                            Growth and Income              New Opportunities                 VT Investors
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (1,012) $       22,630  $       (5,382) $      (21,152) $     (129,623) $     (125,781)
Net realized gains (losses)                  19,821         (32,242)       (140,487)        (48,074)       (652,245)       (959,257)
Change in unrealized gains (losses)         444,407         732,485         370,120         807,539       2,434,143       4,406,481
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           463,216         722,873         224,251         738,313       1,652,275       3,321,443
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      6,647          90,882           7,089          35,605         275,611         476,964
Benefit payments                            (32,746)        (57,429)        (53,968)        (15,908)       (200,341)       (146,039)
Payments on termination                    (197,521)       (154,539)       (163,484)       (125,218)     (1,015,601)     (1,037,143)
Contract maintenance charge                     (98)           (100)            (72)           (107)         (1,351)           (100)
Transfers among the sub-accounts
  and with the Fixed Account - net          237,263      (1,058,962)         28,658      (1,487,743)       (637,318)        (10,490)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 13,545      (1,180,148)       (181,777)     (1,593,371)     (1,579,000)       (716,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           476,761        (457,275)         42,474        (855,058)         73,275       2,604,635

NET ASSETS AT BEGINNING OF PERIOD         2,435,945       2,893,220       2,124,867       2,979,925      16,229,440      13,624,805
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,912,706  $    2,435,945  $    2,167,341  $    2,124,867  $   16,302,715  $   16,229,440
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  245,992         411,364         249,383         570,423       2,373,104       2,517,743
      Units issued                           41,160       2,326,363          15,421       4,511,696         102,781         236,281
      Units redeemed                        (40,511)     (2,491,735)        (35,750)     (4,832,736)       (338,551)       (380,920)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        246,641         245,992         229,054         249,383       2,137,334       2,373,104
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust           Putnam Variable Trust           Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            VT Mid Cap Value               VT Money Market                VT New Opportunities
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (11,259) $        5,514  $      (61,798) $      (96,401) $     (151,997) $     (135,227)
Net realized gains (losses)                 152,244           8,515               -               -      (1,135,815)     (1,493,169)
Change in unrealized gains (losses)         (16,727)        171,531               -               -       2,296,397       4,445,048
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           124,258         185,560         (61,798)        (96,401)      1,008,585       2,816,652
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      7,957          26,596       3,452,374       5,744,337         308,282         441,472
Benefit payments                                  -               -      (1,587,337)       (108,393)       (312,017)       (109,803)
Payments on termination                      (8,498)         (1,875)    (11,548,160)     (1,193,219)       (695,294)       (483,973)
Contract maintenance charge                    (101)              -          (1,967)           (121)         (1,453)            (29)
Transfers among the sub-accounts
  and with the Fixed Account - net       (1,107,714)      1,635,106       7,032,454      (3,007,409)       (150,574)       (314,089)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions             (1,108,356)      1,659,827      (2,652,636)      1,435,195        (851,056)       (466,422)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (984,098)      1,845,387      (2,714,434)      1,338,794         157,529       2,350,230

NET ASSETS AT BEGINNING OF PERIOD         1,845,387               -      12,667,636      11,328,842      12,000,608       9,650,378
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      861,289  $    1,845,387  $    9,953,202  $   12,667,636  $   12,158,137  $   12,000,608
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  144,493               -       1,202,723       1,042,114       1,776,880       1,875,154
      Units issued                           20,825         244,923       1,579,277      10,830,336          85,160         140,389
      Units redeemed                       (106,117)       (100,430)     (1,810,656)    (10,669,727)       (215,349)       (238,663)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         59,201         144,493         971,344       1,202,723       1,646,691       1,776,880
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                         Putnam Variable Trust          Putnam Variable Trust            Putnam Variable Trust
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                                VT OTC &
                                              VT New Value                  Emerging Growth                  VT Research
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (43,125) $       (3,902) $      (33,167) $      (38,414) $      (89,523) $      (61,249)
Net realized gains (losses)                 127,509         (75,373)       (273,044)       (458,046)       (106,661)       (326,027)
Change in unrealized gains (losses)       1,085,018       1,784,437         510,665       1,187,284         625,134       1,740,902
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         1,169,402       1,705,162         204,454         690,824         428,950       1,353,626
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,225,644         375,356          32,678          19,358         448,836         336,130
Benefit payments                            (83,310)       (168,441)        (14,991)        (16,789)        (31,724)       (164,259)
Payments on termination                    (487,489)       (259,460)       (151,517)        (91,101)       (497,195)       (279,324)
Contract maintenance charge                  (1,598)           (110)            (16)              -            (805)            (25)
Transfers among the sub-accounts
  and with the Fixed Account - net          697,594         108,233      (2,295,819)      2,166,145        (115,842)       (172,003)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,350,841          55,578      (2,429,665)      2,077,613        (196,730)       (279,481)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,520,243       1,760,740      (2,225,211)      2,768,437         232,220       1,074,145

NET ASSETS AT BEGINNING OF PERIOD         7,392,847       5,632,107       4,642,447       1,874,010       7,079,411       6,005,266
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    9,913,090  $    7,392,847  $    2,417,236  $    4,642,447  $    7,311,631  $    7,079,411
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  612,112         615,214       1,310,836         547,019         824,660         873,823
      Units issued                          177,695         121,733          50,868       1,308,204          74,694         113,346
      Units redeemed                        (90,780)       (124,835)       (851,848)       (544,387)       (114,922)       (162,509)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        699,027         612,112         509,856       1,310,836         784,432         824,660
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                          Putnam Variable Trust          Putnam Variable Trust          Putnam Variable Trust
                                               Sub-Account                    Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                             VT Utilities
                                           VT Small Cap Value              Growth and Income                    VT Vista
                                     ------------------------------  ------------------------------  ------------------------------
                                       2004 (ab)       2003 (ab)          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (99,637) $      (72,195) $       33,174  $       76,003  $      (90,367) $      (74,711)
Net realized gains (losses)                 344,744         115,587         (80,113)       (243,769)       (298,405)       (555,220)
Change in unrealized gains (losses)       2,069,552       2,976,100         807,912         827,265       1,517,244       2,155,186
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                         2,314,659       3,019,492         760,973         659,499       1,128,472       1,525,255
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     65,812         246,416         281,038         115,418         272,281         212,820
Benefit payments                            (28,013)        (73,092)        (64,718)        (38,572)        (81,329)        (80,459)
Payments on termination                    (629,600)       (408,784)       (227,632)       (178,022)       (429,213)       (333,860)
Contract maintenance charge                  (1,999)         (1,143)           (595)            (41)         (1,380)            (83)
Transfers among the sub-accounts
  and with the Fixed Account - net          711,063         542,954         266,203         (10,197)       (987,166)      1,702,752
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                117,263         306,351         254,296        (111,414)     (1,226,807)      1,501,170
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,431,922       3,325,843       1,015,269         548,085         (98,335)      3,026,425

NET ASSETS AT BEGINNING OF PERIOD         9,430,611       6,104,768       3,605,743       3,057,658       7,760,422       4,733,997
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   11,862,533  $    9,430,611  $    4,621,012  $    3,605,743  $    7,662,087  $    7,760,422
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  571,968         539,317         433,944         458,629       1,103,436         797,776
      Units issued                           94,295         516,207          66,024          47,793         133,487         433,916
      Units redeemed                        (87,824)       (483,556)        (53,638)        (72,478)       (400,564)       (128,256)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        578,439         571,968         446,330         433,944         836,359       1,103,436
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                Scudder                         Scudder
                                          Putnam Variable Trust             Variable Series I              Variable Series I
                                               Sub-Account                     Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               VT Voyager                 21st Century Growth                   Balanced
                                     ------------------------------  ------------------------------  ------------------------------
                                       2004 (ab)       2003 (ab)          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $     (262,280) $     (195,121) $          (16) $          (18) $           29  $          434
Net realized gains (losses)              (1,547,332)     (1,827,077)            (15)         (1,362)              -             208
Change in unrealized gains (losses)       2,670,985       6,439,802             296           2,026             150           1,425
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           861,373       4,417,604             265             646             179           2,067
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,289,078       1,729,525               -               -               -          16,997
Benefit payments                           (372,762)       (226,106)              -               -               -               -
Payments on termination                  (1,500,019)     (1,262,202)              -               -               -         (18,494)
Contract maintenance charge                 (11,251)         (1,722)              -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net          447,556       1,096,680               1          (3,888)              -          (8,559)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (147,398)      1,336,175               1          (3,888)              -         (10,056)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           713,975       5,753,779             266          (3,242)            179          (7,989)

NET ASSETS AT BEGINNING OF PERIOD        24,653,171      18,899,392           2,630           5,872           3,176          11,165
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $   25,367,146  $   24,653,171  $        2,896  $        2,630  $        3,355  $        3,176
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                3,123,812       2,977,488             336             977             293           1,204
      Units issued                          353,567         617,427               -               -               -           1,873
      Units redeemed                       (450,007)       (471,104)              -            (641)              -          (2,784)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period      3,027,372       3,123,811             336             336             293             293
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                Scudder
                                            Variable Series I          Scudder Variable Series I       Scudder Variable Series I
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                  Bond                       Capital Growth                 Global Discovery
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        1,277  $        1,789  $            -  $           24  $            -  $           (2)
Net realized gains (losses)                       4             174               -             438               -            (856)
Change in unrealized gains (losses)             599             382               -           1,079               -             936
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                             1,880           2,345               -           1,541               -              78
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -          12,748               -          12,748               -               -
Benefit payments                                  -               -               -               -               -               -
Payments on termination                           -         (13,339)              -         (14,199)              -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                -          23,168               -          (4,242)              -          (4,378)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                      -          22,577               -          (5,693)              -          (4,378)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS             1,880          24,922               -          (4,152)              -          (4,300)

NET ASSETS AT BEGINNING OF PERIOD            41,302          16,380               -           4,152               -           4,300
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $       43,182  $       41,302  $            -  $            -  $            -  $            -
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                    3,283           1,356               -             575               -             431
      Units issued                                -           3,942               -           1,723               -               -
      Units redeemed                              -          (2,015)              -          (2,298)              -            (431)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period          3,283           3,283               -               -               -               -
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                         Scudder                         Scudder
                                            Variable Series I               Variable Series I               Variable Series I
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                            Growth and Income                International                    Money Market
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $            1  $           15  $           18  $            -  $           12  $           (2)
Net realized gains (losses)                      (5)         (1,498)            (14)           (934)              -               -
Change in unrealized gains (losses)             669           3,068             498           1,644               -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                               665           1,585             502             710              12              (2)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -               -               -               -               -
Benefit payments                                  -               -               -               -               -            (235)
Payments on termination                           -               -               -               -               -               -
Contract maintenance charge                       -               -               -               -               -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                -          (7,816)              1          (4,328)             (1)         11,773
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                      -          (7,816)              1          (4,328)             (1)         11,538
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               665          (6,231)            503          (3,618)             11          11,536

NET ASSETS AT BEGINNING OF PERIOD             7,119          13,350           3,201           6,819          11,536               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $        7,784  $        7,119  $        3,704  $        3,201  $       11,547  $       11,536
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      820           1,936             366             992           1,009               -
      Units issued                                -              93               -               -               -           1,009
      Units redeemed                              -          (1,209)              -            (626)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            820             820             366             366           1,009           1,009
                                     ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Scudder                      The Universal                  The Universal
                                           Variable Series II           Institutional Funds, Inc.       Institutional Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                                                               Van Kampen                     Van Kampen
                                                 Growth              UIF Emerging Markets Equity (m)      UIF Equity Growth (n)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (i)          2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          (11) $          (16) $       (8,086) $      (11,148) $      (34,320) $      (26,163)
Net realized gains (losses)                      (6)            (91)         27,156         231,580         (91,661)       (251,698)
Change in unrealized gains (losses)             146             668         196,453         263,924         311,614         653,388
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                               129             561         215,523         484,356         185,633         375,527
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -               -          13,813           8,708          14,609          32,354
Benefit payments                                  -               -               -          (1,944)        (16,826)         (9,142)
Payments on termination                           -               -         (35,938)        (28,349)       (196,823)       (153,320)
Contract maintenance charge                       -               -            (719)           (399)         (3,618)         (1,447)
Transfers among the sub-accounts
  and with the Fixed Account - net               (1)           (227)        229,465        (148,440)      1,212,764          (6,063)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                     (1)           (227)        206,621        (170,424)      1,010,106        (137,618)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS               128             334         422,144         313,932       1,195,739         237,909

NET ASSETS AT BEGINNING OF PERIOD             2,893           2,559         793,115         479,183       2,000,231       1,762,322
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $        3,021  $        2,893  $    1,215,259  $      793,115  $    3,195,970  $    2,000,231
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      395             433          74,435          66,361         233,571         250,071
      Units issued                                -               -          50,337       1,967,993         165,490          49,042
      Units redeemed                              -             (38)        (30,365)     (1,959,919)        (63,828)        (65,542)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period            395             395          94,407          74,435         335,233         233,571
                                     ==============  ==============  ==============  ==============  ==============  ==============

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m) Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal                    The Universal                   The Universal
                                        Institutional Funds, Inc.      Institutional Funds, Inc.        Institutional Funds, Inc.
                                               Sub-Account                    Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             Van Kampen UIF                    Van Kampen                  Van Kampen UIF U.S.
                                        International Magnum (o)         UIF Mid Cap Growth (p)             Mid Cap Value (q)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003            2004            2003          2004 (j)          2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       36,187  $      (12,395) $      (12,567) $       (5,140) $      (62,755) $      (27,380)
Net realized gains (losses)                  58,499         354,177          13,750           1,350          69,246         (44,364)
Change in unrealized gains (losses)          81,001         254,647         158,455         123,918         634,281         724,682
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           175,687         596,429         159,638         120,128         640,772         652,938
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                          -          47,620           6,630          17,180          80,110          55,265
Benefit payments                             (1,981)              -          (1,977)              -         (43,226)        (40,059)
Payments on termination                     (65,050)       (104,311)       (115,997)         (1,092)       (436,509)       (200,660)
Contract maintenance charge                    (597)           (664)         (1,218)           (568)         (8,256)         (1,676)
Transfers among the sub-accounts
  and with the Fixed Account - net         (851,296)        460,461         375,901         252,086       2,775,640         419,803
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (918,924)        403,106         263,339         267,606       2,367,759         232,673
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (743,237)        999,535         422,977         387,734       3,008,531         885,611

NET ASSETS AT BEGINNING OF PERIOD         1,704,380         704,845         595,862         208,128       2,509,458       1,623,847
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      961,143  $    1,704,380  $    1,018,839  $      595,862  $    5,517,989  $    2,509,458
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  180,440         102,161          58,179          28,380         258,451         233,259
      Units issued                          258,773       3,250,140          41,411          41,372         326,984         121,093
      Units redeemed                       (343,731)     (3,171,861)        (16,573)        (11,573)        (89,195)        (95,901)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         95,482         180,440          83,017          58,179         496,240         258,451
                                     ==============  ==============  ==============  ==============  ==============  ==============

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                             The Universal            The Universal Institutional     The Universal Institutional
                                       Institutional Funds, Inc.         Funds, Inc (Class II)           Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                               Van Kampen               UIF Active International         Van Kampen UIF Emerging
                                        UIF U.S. Real Estate (r)          Allocation (Class II)        Markets Debt (Class II) (s)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004            2003          2004 (af)       2003 (af)         2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $        3,917  $      (20,391) $            -  $        2,698  $       97,247  $       (1,061)
Net realized gains (losses)                 143,603          26,338               -           2,517          35,177              25
Change in unrealized gains (losses)         445,145         428,352               -               -          59,609          17,381
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           592,665         434,299               -           5,215         192,033          16,345
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      4,579          32,869               -         144,970       1,859,625         251,490
Benefit payments                            (48,346)       (105,761)              -               -          (1,709)              -
Payments on termination                    (208,300)       (223,939)              -            (637)        (16,865)              -
Contract maintenance charge                  (1,580)         (1,315)              -               -          (1,902)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          309,553         246,389               -        (149,548)        194,538         119,843
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 55,906         (51,757)              -          (5,215)      2,033,687         371,333
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           648,571         382,542               -               -       2,225,720         387,678

NET ASSETS AT BEGINNING OF PERIOD         1,699,917       1,317,375               -               -         387,678               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,348,488  $    1,699,917  $            -  $            -  $    2,613,398  $      387,678
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  111,789         115,246               -               -          31,140               -
      Units issued                           33,575          47,887               -          15,914         212,976          31,140
      Units redeemed                        (29,404)        (51,344)              -         (15,914)        (64,648)              -
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        115,960         111,789               -               -         179,468          31,140
                                     ==============  ==============  ==============  ==============  ==============  ==============


(r) Previously known as UIF U.S. Real Estate
(s) Previously known as UIF Emerging Markets Debt (Class II)
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(af) For the period beginning May 1, 2003 and ended October 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                      The Universal Institutional      The Universal Institutional    The Universal Institutional
                                        Funds, Inc. (Class II)           Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                        Van Kampen UIF Emerging       Van Kampen UIF Equity and             Van Kampen UIF
                                      Markets Equity (Class II) (t)      Income (Class II) (u)        Equity Growth (Class II) (v)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004          2003 (ac)         2004         2003 (ac)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $       (4,305) $         (435) $       (9,701) $          213  $      (10,583) $       (1,202)
Net realized gains (losses)                   1,851              70           3,190             260             307               9
Change in unrealized gains (losses)         117,211          15,887         128,113           4,462          68,327          21,267
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           114,757          15,522         121,602           4,935          58,051          20,074
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    220,265         219,099       1,375,320          79,958         350,354         370,659
Benefit payments                             (4,279)              -               -               -          (1,366)              -
Payments on termination                      (2,023)              -         (30,007)             (2)         (6,098)             (2)
Contract maintenance charge                  (2,994)              -            (914)              -          (2,902)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          182,931          24,332         549,641          13,175         182,105          35,309
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                393,900         243,431       1,894,040          93,131         522,093         405,966
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           508,657         258,953       2,015,642          98,066         580,144         426,040

NET ASSETS AT BEGINNING OF PERIOD           258,953               -          98,066               -         426,040               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      767,610  $      258,953  $    2,113,708  $       98,066  $    1,006,184  $      426,040
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   17,415               -           8,457               -          36,469               -
      Units issued                           31,082          17,639         185,954           8,679          55,211          36,727
      Units redeemed                         (5,924)           (224)        (18,825)           (222)         (5,624)           (258)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period         42,573          17,415         175,586           8,457          86,056          36,469
                                     ==============  ==============  ==============  ==============  ==============  ==============

(t) Previously known as UIF Emerging Markets Equity (Class II)
(u) Previously known as UIF Equity and Income (Class II)
(v) Previously known as UIF Equity Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       The Universal Institutional    The Universal Institutional     The Universal Institutional
                                         Funds, Inc. (Class II)          Funds, Inc. (Class II)          Funds, Inc. (Class II)
                                              Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                         Van Kampen UIF Global               Van Kampen UIF           Van Kampen UIF Small Company
                                        Franchise (Class II) (w)      Mid Cap Growth (Class II) (x)      Growth (Class II) (y)
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004         2003 (ac)          2004         2003 (ad)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (14,359) $         (599) $      (15,074) $       (1,710) $      (20,009) $       (2,129)
Net realized gains (losses)                  22,562           3,661           4,521           3,393          54,956          13,232
Change in unrealized gains (losses)         172,290          12,714         194,389          29,154         187,129          22,429
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           180,493          15,776         183,836          30,837         222,076          33,532
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,533,142          99,301         682,461         634,338         431,132         608,298
Benefit payments                                  -               -          (8,849)              -          (8,735)              -
Payments on termination                     (22,000)        (53,835)         (8,028)        (54,640)        (20,858)            (96)
Contract maintenance charge                  (2,700)              -          (4,683)              -          (5,637)              -
Transfers among the sub-accounts
  and with the Fixed Account - net          718,610          96,983          57,129          19,807         267,167         181,315
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              2,227,052         142,449         718,030         599,505         663,069         789,517
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,407,545         158,225         901,866         630,342         885,145         823,049

NET ASSETS AT BEGINNING OF PERIOD           158,225               -         630,342               -         823,049               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,565,770  $      158,225  $    1,532,208  $      630,342  $    1,708,194  $      823,049
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   12,943               -          48,198               -          60,553               -
      Units issued                          210,434          17,744          59,325          52,624          59,728          61,144
      Units redeemed                        (17,136)         (4,801)         (9,512)         (4,426)        (12,973)           (591)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        206,241          12,943          98,011          48,198         107,308          60,553
                                     ==============  ==============  ==============  ==============  ==============  ==============

(w) Previously known as UIF Global Franchise (Class II)
(x) Previously known as UIF Mid Cap Growth (Class II)
(y) Previously known as UIF Small Company Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                       The Universal Institutional     The Universal Institutional          Van Kampen Life
                                         Funds, Inc. (Class II)          Funds, Inc. (Class II)             Investment Trust
                                              Sub-Account                      Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                      Van Kampen UIF U.S. Mid Cap          Van Kampen UIF U.S.
                                          Value (Class II) (z)        Real Estate (Class II) (aa)            LIT Comstock
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ac)         2004          2003 (ad)       2004 (ab)      2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (36,652) $       (3,258) $        8,204  $       (1,984) $      (20,249) $      (11,396)
Net realized gains (losses)                   9,174             162         146,366             847          95,456          (5,754)
Change in unrealized gains (losses)         429,016          81,143       1,103,651          40,773         693,711         679,931
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           401,538          78,047       1,258,221          39,636         768,918         662,781
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  1,769,923         753,553       3,437,818         575,502         502,468         598,656
Benefit payments                                  -               -            (536)              -         (13,477)              -
Payments on termination                     (38,252)           (262)       (114,588)           (708)       (326,335)       (125,170)
Contract maintenance charge                  (8,300)              -          (5,618)              -          (2,082)         (1,078)
Transfers among the sub-accounts
  and with the Fixed Account - net          680,984         334,461         663,728         154,977       1,273,943       1,194,973
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              2,404,355       1,087,752       3,980,804         729,771       1,434,517       1,667,381
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         2,805,893       1,165,799       5,239,025         769,407       2,203,435       2,330,162

NET ASSETS AT BEGINNING OF PERIOD         1,165,799               -         769,407               -       3,807,579       1,477,417
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    3,971,692  $    1,165,799  $    6,008,432  $      769,407  $    6,011,014  $    3,807,579
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   87,159               -          55,829               -         347,341         171,091
      Units issued                          227,866          87,808         320,831          57,574         206,406         245,179
      Units redeemed                        (24,614)           (649)        (61,477)         (1,745)        (81,142)        (68,929)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        290,411          87,159         315,183          55,829         472,605         347,341
                                     ==============  ==============  ==============  ==============  ==============  ==============

(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                            Van Kampen Life                 Van Kampen Life                 Van Kampen Life
                                            Investment Trust                Investment Trust                Investment Trust
                                               Sub-Account                    Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                          LIT Emerging Growth                LIT Government                 LIT Money Market
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (ab)       2003 (ab)         2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (35,715) $      (35,624) $       20,755  $       16,670  $      (10,723) $      (14,375)
Net realized gains (losses)                (217,052)       (431,924)         (2,290)           (242)              -               -
Change in unrealized gains (losses)         393,115       1,055,906          (2,924)        (13,147)              -               -
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           140,348         588,358          15,541           3,281         (10,723)        (14,375)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                     57,773         181,371          41,705         201,001         526,908         793,749
Benefit payments                            (15,383)        (32,018)              -               -          (6,237)           (474)
Payments on termination                    (162,236)       (234,851)        (58,268)        (24,510)       (381,125)       (228,012)
Contract maintenance charge                  (1,899)         (2,147)           (263)           (153)           (639)           (456)
Transfers among the sub-accounts
  and with the Fixed Account - net          (69,219)       (144,073)        (66,993)        (68,376)        (66,899)       (630,019)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions               (190,964)       (231,718)        (83,819)        107,962          72,008         (65,212)
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           (50,616)        356,640         (68,278)        111,243          61,285         (79,587)

NET ASSETS AT BEGINNING OF PERIOD         2,724,609       2,367,969         607,074         495,831       1,986,603       2,066,190
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    2,673,993  $    2,724,609  $      538,796  $      607,074  $    2,047,888  $    1,986,603
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  345,357         338,081          56,776          46,592         192,772         199,118
      Units issued                           48,773          76,446           9,693          40,049         179,965         108,550
      Units redeemed                        (59,282)        (69,170)        (17,483)        (29,865)       (173,100)       (114,896)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        334,848         345,357          48,986          56,776         199,637         192,772
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen                       Van Kampen                      Van Kampen
                                            Life Investment                 Life Investment                 Life Investment
                                            Trust (Class II)                Trust (Class II)                Trust (Class II)
                                               Sub-Account                     Sub-Account                     Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             LIT Aggressive                                                   LIT Emerging
                                            Growth (Class II)               LIT Comstock (Class II)         Growth (Class II)
                                     ------------------------------  ------------------------------  ------------------------------
                                        2004 (h)          2003         2004 (ab)        2003 (ab)       2004 (ab)       2003 (ab)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (20,303) $       (1,127) $      (87,396) $      (24,728) $      (32,603) $      (10,388)
Net realized gains (losses)                    (275)             15         110,903          20,023           6,179          (4,020)
Change in unrealized gains (losses)         202,255          14,685       1,532,179         826,099         169,703         168,828
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           181,677          13,573       1,555,686         821,394         143,279         154,420
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                    221,570         460,978       5,158,887       3,195,207       1,075,572         834,650
Benefit payments                             (3,277)              -         (19,069)              -         (14,270)              -
Payments on termination                     (10,587)           (120)       (356,263)       (155,633)        (83,079)        (50,420)
Contract maintenance charge                  (6,342)              -         (29,882)         (2,764)         (5,485)           (493)
Transfers among the sub-accounts
  and with the Fixed Account - net          903,231          28,995       1,912,356       1,549,663         328,965         186,490
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              1,104,595         489,853       6,666,029       4,586,473       1,301,703         970,227
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         1,286,272         503,426       8,221,715       5,407,867       1,444,982       1,124,647

NET ASSETS AT BEGINNING OF PERIOD           503,426               -       6,424,806       1,016,939       1,505,681         381,034
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    1,789,698  $      503,426  $   14,646,521  $    6,424,806  $    2,950,663  $    1,505,681
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   39,247               -         562,364         126,345         161,190          65,422
      Units issued                          115,323          39,439         643,825         500,943         136,934         125,228
      Units redeemed                         (9,058)           (192)       (113,271)        (64,924)        (27,673)        (29,460)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        145,512          39,247       1,092,918         562,364         270,451         161,190
                                     ==============  ==============  ==============  ==============  ==============  ==============

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ab) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2003, as disclosed in Note 3 to the financial statements.

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                              Van Kampen                       Van Kampen
                                            Life Investment                 Life Investment                   Wells Fargo
                                            Trust (Class II)                Trust (Class II)                 Variable Trust
                                              Sub-Account                     Sub-Account                      Sub-Account
                                     ------------------------------  ------------------------------  ------------------------------
                                             LIT Growth and                       LIT                       Wells Fargo VT
                                            Income (Class II)            Money Market (Class II)            Asset Allocation
                                     ------------------------------  ------------------------------  ------------------------------
                                          2004          2003 (ad)         2004          2003 (ag)         2004            2003
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $      (50,508) $       (5,831) $      (22,148) $            -  $        4,457  $        2,065
Net realized gains (losses)                  19,355           2,196               -               -          27,720          (5,451)
Change in unrealized gains (losses)         764,754         164,919               -               -          13,538         106,814
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                           733,601         161,284         (22,148)              -          45,715         103,428
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                  3,923,901       1,852,279       4,774,171          40,000           1,470          18,281
Benefit payments                                  -               -         (42,023)              -         (62,541)         (1,481)
Payments on termination                     (69,782)        (52,637)        (84,826)              -         (28,366)        (28,252)
Contract maintenance charge                 (14,431)              -            (116)              -            (493)           (427)
Transfers among the sub-accounts
  and with the Fixed Account - net        1,115,733         412,561         821,898               -          19,449         114,304
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions              4,955,421       2,212,203       5,469,104          40,000         (70,481)        102,425
                                     --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         5,689,022       2,373,487       5,446,956          40,000         (24,766)        205,853

NET ASSETS AT BEGINNING OF PERIOD         2,373,487               -          40,000               -         636,414         430,561
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $    8,062,509  $    2,373,487  $    5,486,956  $       40,000  $      611,648  $      636,414
                                     ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  182,732               -           4,000               -          66,680          54,392
      Units issued                          415,374         189,956         700,824           4,000           2,171          20,947
      Units redeemed                        (44,950)         (7,224)       (150,862)              -          (9,500)         (8,659)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of period        553,156         182,732         553,962           4,000          59,351          66,680
                                     ==============  ==============  ==============  ==============  ==============  ==============

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ag) For the Period beginning December 31, 2003 and ended December 31, 2003

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------

                                              Wells Fargo                     Wells Fargo
                                             Variable Trust                  Variable Trust
                                               Sub-Account                    Sub-Account
                                     ------------------------------  ------------------------------
                                      Wells Fargo VT Equity Income        Wells Fargo VT Growth
                                     ------------------------------  ------------------------------
                                          2004            2003            2004            2003
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)         $          943  $          725  $       (3,529) $       (2,312)
Net realized gains (losses)                     773          (4,223)          1,082            (743)
Change in unrealized gains (losses)          26,642          50,010          21,899          43,299
                                     --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from operations                            28,358          46,512          19,452          40,244
                                     --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits                                      1,100          24,406          98,992          80,673
Benefit payments                                  -               -               -               -
Payments on termination                      (3,904)        (18,090)         (8,256)         (8,254)
Contract maintenance charge                    (149)            (91)            (94)            (83)
Transfers among the sub-accounts
  and with the Fixed Account - net           47,322          13,106          16,791          39,025
                                     --------------  --------------  --------------  --------------
Increase (decrease) in net assets
  from contract transactions                 44,369          19,331         107,433         111,361
                                     --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS            72,727          65,843         126,885         151,605

NET ASSETS AT BEGINNING OF PERIOD           249,864         184,021         259,665         108,060
                                     --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD          $      322,591  $      249,864  $      386,550  $      259,665
                                     ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   25,815          23,696          40,251          20,443
      Units issued                            4,969           9,554          17,239          23,870
      Units redeemed                           (401)         (7,435)         (1,504)         (4,062)
                                     --------------  --------------  --------------  --------------
  Units outstanding at end of period         30,383          25,815          55,986          40,251
                                     ==============  ==============  ==============  ==============

See notes to financial statements.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Life of New York Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company of New York ("Allstate New York"). The assets of the Account are legally segregated from those of Allstate New York. Allstate New York is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate New York issues twenty-two variable annuity contracts. Only products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders. These contracts are: the AIM Lifetime Plus((SM)) ("Lifetime Plus") - (C), the AIM Lifetime Plus((SM)) II ("Lifetime Plus II") - (C), the AIM Lifetime Enhanced Choice ("Enhanced Choice"), the AIM Lifetime America Series ("America Series"), the Scudder Horizon Advantage ("Scudder") - (C), the Putnam Allstate Advisor ("Putnam") - (C), the Putnam Allstate Advisor Plus ("Putnam Plus")
     - (C), the Putnam Allstate Advisor Preferred ("Putnam Preferred") - (C), the Allstate Custom Portfolio ("Custom") - (C), the AFA SelectDirections ("SelectDirections"), the Allstate Provider ("Provider") - (C), the Provider Ultra ("Ultra") - (C), the Allstate Advisor ("Advisor"), the Allstate Advisor Plus ("Advisor Plus"), the Allstate Advisor Preferred ("Advisor Preferred"), Allstate Variable Annuity II - (C), Allstate Variable Annuity 3 Asset Manager - (C), Allstate Variable Annuity 3 - (C), the Preferred Client Variable, the Morgan Stanley Advisor, the Advisor Preferred, and the Allstate Variable Annuity I - (C) (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate New York contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date, or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     AIM VARIABLE INSURANCE FUNDS                                   AIM VARIABLE INSURANCE FUNDS SERIES II
        AIM V.I. Aggressive Growth                                     (CONTINUED)
        AIM V.I. Balanced                                              AIM V.I. Basic Value II
        AIM V.I. Basic Value                                           AIM V.I. Blue Chip II
        AIM V.I. Blue Chip                                             AIM V.I. Capital Appreciation II
        AIM V.I. Capital Appreciation                                  AIM V.I. Capital Development II
        AIM V.I. Capital Development                                   AIM V.I. Core Equity II
        AIM V.I. Core Equity                                           AIM V.I. Dent Demographics II
        AIM V.I. Dent Demographics                                     AIM V.I. Diversified Income II
        AIM V.I. Diversified Income                                    AIM V.I. Global Utilities II (Merged into
        AIM V.I. Global Utilities (Merged into AIM                       AIM V.I. Utilities II on April 30, 2004)
          V.I. Utilities on April 30, 2004)                            AIM V.I. Government Securities II
        AIM V.I. Government Securities                                 AIM V.I. Growth II
        AIM V.I. Growth                                                AIM V.I. High Yield II
        AIM V.I. High Yield                                            AIM V.I. International Growth II
        AIM V.I. International Growth                                  AIM V.I. Mid Cap Core Equity II
        AIM V.I. Mid Cap Core Equity                                   AIM V.I. Money Market II
        AIM V.I. Money Market                                          AIM V.I. New Technology II (Merged into
        AIM V.I. New Technology (Merged into                             AIM V.I. Technology II on April 30,
          AIM V.I. Technology on April 30, 2004)                         2004)
        AIM V.I. Premier Equity                                        AIM V.I. Premier Equity II
        AIM V.I. Technology                                            AIM V.I. Technology II
        AIM V.I. Utilities                                             AIM V.I. Utilities II
     AIM VARIABLE INSURANCE FUNDS SERIES II                         ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
        AIM V.I. Aggressive Growth II                                  AllianceBernstein Growth
        AIM V.I. Balanced II                                           AllianceBernstein Growth and Income

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND                 LSA VARIABLE SERIES TRUST
        (CONTINUED)                                                    LSA Aggressive Growth (Merged into LIT
        AllianceBernstein Premier Growth                                 Aggressive Growth (Class II) on April 30,
        AllianceBernstein Small Cap Value                                2004)
     DELAWARE GROUP PREMIUM FUND, INC.                                 LSA Equity Growth (Merged into Van
        Delaware VIP GP Small Cap Value                                  Kampen UIF Equity Growth on April 30,
        Delaware VIP GP Trend                                            2004)
     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.                    LSA Mid Cap Value (Merged into Van
        Dreyfus Socially Responsible Growth Fund                         Kampen UIF U.S. Mid Cap Value on
     DREYFUS STOCK INDEX FUND                                            April 30, 2004)
        Dreyfus Stock Index Fund                                    MFS VARIABLE INSURANCE TRUST
     DREYFUS VARIABLE INVESTMENT FUND                                  MFS Bond
        VIF Capital Appreciation                                       MFS Emerging Growth *
        VIF Growth and Income *                                        MFS High Income
        VIF Money Market                                               MFS Investors Trust
     FIDELITY VARIABLE INSURANCE PRODUCTS FUND                         MFS New Discovery
        VIP Contrafund                                              MORGAN STANLEY VARIABLE INVESTMENT SERIES
        VIP Equity-Income                                              Aggressive Equity
        VIP Growth                                                     Dividend Growth
        VIP Growth Opportunities                                       Equity
        VIP High Income                                                European Growth
        VIP Index 500                                                  Global Advantage
        VIP Investment Grade Bond                                      Global Dividend Growth
        VIP Overseas                                                   High Yield
     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST              Income Builder
        Franklin Growth and Income Securities                          Information
        Franklin High Income                                           Limited Duration
        Franklin Income Securities                                     Money Market
        Franklin Large Cap Growth Securities                           Pacific Growth (closed April 30, 2004)
        Franklin Small Cap Value Securities                            Quality Income Plus
        Franklin U.S. Government                                       S&P 500 Index
        Mutual Shares Securities                                       Strategist
        Templeton Asset Strategy                                       Utilities
        Templeton Developing Markets Securities                     MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y SHARES)
        Templeton Foreign Securities                                   Aggressive Equity (Class Y Shares)
     GOLDMAN SACHS VARIABLE INSURANCE TRUST                            Dividend Growth (Class Y Shares)
        VIT CORE Small Cap Equity *                                    Equity (Class Y Shares)
     HSBC VARIABLE INSURANCE FUNDS                                     European Growth (Class Y Shares)
        HSBC VI Cash Management (Closed April                          Global Advantage (Class Y Shares)
          30, 2003)                                                    Global Dividend Growth (Class Y Shares)
        HSBC VI Fixed Income (Closed April 30,                         High Yield (Class Y Shares)
          2003)                                                        Income Builder (Class Y Shares)
        HSBC VI Growth and Income (Closed April                        Information (Class Y Shares)
          30, 2003)                                                    Limited Duration (Class Y Shares)
     LORD ABBETT SERIES FUND                                           Money Market (Class Y Shares)
        All Value                                                      Pacific Growth (Class Y Shares) (closed April
        Bond-Debenture                                                   30, 2004)
        Growth and Income                                              Quality Income Plus (Class Y Shares)
        Growth Opportunities                                           S&P 500 Index (Class Y Shares)
        Mid-Cap Value                                                  Strategist (Class Y Shares)
                                                                       Utilities (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     OPPENHEIMER VARIABLE ACCOUNT FUNDS                             SCUDDER VARIABLE SERIES I
        Oppenheimer Aggressive Growth                                  21st Century Growth
        Oppenheimer Bond                                               Balanced
        Oppenheimer Capital Appreciation                               Bond
        Oppenheimer Global Securities                                  Capital Growth
        Oppenheimer High Income                                        Global Discovery *
        Oppenheimer Main Street                                        Growth and Income
        Oppenheimer Main Street Small Cap Growth                       International
        Oppenheimer Strategic Bond                                     Money Market
     OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE CLASS ("SC"))      SCUDDER VARIABLE SERIES II
        Oppenheimer Aggressive Growth (SC)                             Growth
        Oppenheimer Balanced (SC) (Previously                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
          known as Oppenheimer Multiple                                Van Kampen UIF Emerging Markets Equity
          Strategies (SC))                                               (Previously known as UIF Emerging
        Oppenheimer Bond (SC)                                            Markets Equity)
        Oppenheimer Capital Appreciation (SC)                          Van Kampen UIF Equity Growth (Previously
        Oppenheimer Global Securities (SC)                               known as UIF Equity Growth)
        Oppenheimer High Income (SC)                                   Van Kampen UIF International Magnum
        Oppenheimer Main Street (SC)                                     (Previously known as UIF International
        Oppenheimer Main Street Small Cap Growth                         Magnum)
          (SC)                                                         Van Kampen UIF Mid Cap Growth
        Oppenheimer Strategic Bond (SC)                                  (Previously known as UIF Mid Cap Growth)
     PUTNAM VARIABLE TRUST                                             Van Kampen UIF U.S. Mid Cap Value
        VT American Government Income                                    (Previously known as UIF Mid Cap Value)
        VT Capital Appreciation                                        Van Kampen UIF U.S. Real Estate
        VT Capital Opportunities                                         (Previously known as UIF as U.S. Real
        VT Discovery Growth                                              Estate)
        VT Diversified Income                                       THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)
        VT Equity Income                                               UIF Active International Allocation (Class II)
        VT The George Putnam Fund of Boston                              (closed October 31, 2003)
        VT Global Asset Allocation                                     Van Kampen UIF Emerging Markets Debt
        VT Global Equity                                                 (Class II) (Previously known as UIF
        VT Growth and Income                                             Emerging Markets Debt (Class II))
        VT Growth Opportunities                                        Van Kampen UIF Emerging Markets Equity
        VT Health Sciences                                               (Class II) (Previously known as
        VT High Yield                                                    UIF as Emerging Markets Equity (Class II))
        VT Income                                                      Van Kampen UIF Equity and Income (Class
        VT International Equity                                          II) (Previously known as UIF Equity and
        VT International Growth and Income                               Income (Class II))
        VT International New Opportunities                             Van Kampen UIF Equity Growth (Class II)
        VT Investors                                                     (Previously known as UIF Equity Growth
        VT Mid Cap Value                                                 (Class II))
        VT Money Market                                                Van Kampen UIF Global Franchise (Class II)
        VT New Opportunities                                             (Previously known as UIF Global
        VT New Value                                                     Franchise (Class II))
        VT OTC and Emerging Growth                                     Van Kampen UIF Mid Cap Growth (Class II)
        VT Research                                                      (Previously known as UIF Mid Cap
        VT Small Cap Value                                               Growth)
        VT Utilities Growth and Income                                 Van Kampen UIF Small Company Growth
        VT Vista                                                         (Class II) (Previously known as UIF Small
        VT Voyager                                                       Company Growth (Class II))





ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS II)             VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
        (CONTINUED)                                                    LIT Aggressive Growth (Class II)
        Van Kampen UIF U.S. Mid Cap Value (Class                       LIT Comstock (Class II)
          II) (Previously known as UIF U.S. Mid                        LIT Emerging Growth (Class II)
          Cap Value (Class II))                                     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
        Van Kampen UIF U.S. Real Estate (Class II)                     (CONTINUED)
          (Previously known as UIF U.S. Real                           LIT Growth and Income (Class II)
          Estate (Class II))                                           LIT Money Market (Class II)
     VAN KAMPEN LIFE INVESTMENT TRUST                               WELLS FARGO VARIABLE TRUST
        LIT Comstock                                                   Wells Fargo VT Asset Allocation
        LIT Emerging Growth                                            Wells Fargo VT Equity Income
        LIT Government                                                 Wells Fargo VT Growth
        LIT Money Market


     * Fund was available, but no net assets as of December 31, 2004.

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 4). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of Allstate New York.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Allstate New York provides insurance and administrative services to the contractholders for a fee. Allstate New York also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate New York has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     The LSA Variable Series Trust (the "Trust") was managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate New York, pursuant to an investment management agreement with the Trust. The Manager received a management fee from the Trust at an annual rate as a percentage of average daily net assets ranging from 0.85% to 0.95%. The Trust paid $653,331 in management fees to the Manager during 2004. As of April 30, 2004 the Trust was dissolved and Funds were merged with other sub-accounts of the Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Allstate New York. Allstate New York is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of Allstate New York.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   COMPLETED MERGER

     On March 26, 2004, the Board of Directors of Allstate New York approved the merger of Allstate Life of New York Variable Annuity Account ("Variable Annuity Account") and Allstate Life of New York Variable Annuity Account II ("Variable Annuity Account II") into the Account ("the Merger"). The Merger was consummated on May 1, 2004 and was accounted for at carrying value under Statement of Financial Accounting Standard ("SFAS") No. 141. Collectively, the Account, the Variable Annuity Account and the Variable Annuity Account II are referred to as the "Separate Accounts."

     Prior to the Merger, the Variable Annuity Account, Variable Annuity Account II and the Account offered 10, 53 and 155 variable sub-accounts, respectively. Thirty- two of the sub-accounts offered by the Account and the Variable Annuity Account II were invested in the same underlying funds. Ten sub-accounts of the Variable Annuity Account were invested in underlying funds offered by the Variable Annuity Account II. Upon completion of the merger on May 1, 2004, the Account offered 176 sub-accounts after giving effect to the combination of sub-accounts invested in the same underlying mutual funds.

     In accordance with SFAS No. 141, "Business Combinations", the statements of operations have been combined and are presented as if the merger occurred on January 1, 2004 and the statements of changes in net assets of the Account have been combined and are presented as if the merger occurred on January 1, 2003.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, required no adjustments and did not change the number of units or accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the Account did not change as a result of the merger. The following table presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of May 1, 2004.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V.I. Aggressive Growth                $         3,392,182  $                 -  $                 -  $         3,392,182
     AIM V.I. Balanced                                   8,538,349                    -                    -            8,538,349
     AIM V.I. Basic Value                                3,722,771                    -                    -            3,722,771
     AIM V.I. Blue Chip                                  6,593,938                    -                    -            6,593,938
     AIM V.I. Capital Appreciation                       9,009,299              501,214                    -            9,510,513
     AIM V.I. Capital Development                        1,100,309                    -                    -            1,100,309
     AIM V.I. Core Equity                               12,693,908                    -                    -           12,693,908
     AIM V.I. Dent Demographics                          1,534,769                    -                    -            1,534,769
     AIM V.I. Diversified Income                         4,268,158                    -                    -            4,268,158
     AIM V.I. Government Securities                      7,528,567                    -                    -            7,528,567
     AIM V.I. Growth                                     5,836,488              365,690                    -            6,202,178
     AIM V.I. High Yield                                 2,399,966                    -                    -            2,399,966
     AIM V.I. International Growth                       4,615,501                    -                    -            4,615,501
     AIM V.I. Mid Cap Core Equity                        1,274,279                    -                    -            1,274,279
     AIM V.I. Money Market                               2,691,151                    -                    -            2,691,151
     AIM V.I. Premier Equity                            16,942,467              938,294                    -           17,880,761
     AIM V.I. Technology                                 1,215,033                    -                    -            1,215,033
     AIM V.I. Utilities                                  1,525,385                    -                    -            1,525,385

AIM Variable Insurance Funds Series II
     AIM V.I. Aggressive Growth II                          35,297                    -                    -               35,297
     AIM V.I. Balanced II                                  705,563                    -                    -              705,563
     AIM V.I. Basic Value II                             1,393,317                    -                    -            1,393,317
     AIM V.I. Blue Chip II                                 371,862                    -                    -              371,862
     AIM V.I. Capital Appreciation II                      545,005                    -                    -              545,005
     AIM V.I. Capital Development II                        16,328                    -                    -               16,328
     AIM V.I. Core Equity II                               116,363                    -                    -              116,363
     AIM V.I. Dent Demographics II                          77,440                    -                    -               77,440
     AIM V.I. Diversified Income II                        213,222                    -                    -              213,222
     AIM V.I. Government Securities II                   2,722,401                    -                    -            2,722,401
     AIM V.I. Growth II                                    102,752                    -                    -              102,752
     AIM V.I. High Yield II                                217,076                    -                    -              217,076
     AIM V.I. International Growth II                      109,160                    -                    -              109,160
     AIM V.I. Mid Cap Core Equity II                       126,538                    -                    -              126,538
     AIM V.I. Money Market II                              526,217                    -                    -              526,217
     AIM V.I. Premier Equity II                            224,393                    -                    -              224,393
     AIM V.I. Technology II                                 16,858                    -                    -               16,858
     AIM V.I. Utilities II                                  91,467                    -                    -               91,467

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Product Series
  Fund
     AllianceBernstein Growth                  $           331,916  $         1,027,499  $                 -  $         1,359,415
     AllianceBernstein Growth & income                   1,379,409            4,888,560                    -            6,267,969
     AllianceBernstein Premier Growth                      117,398              462,629                    -              580,027
     AllianceBernstein Small Cap Value                   1,368,392                    -                    -            1,368,392

Delaware Group Premium Fund, Inc.
     Delaware VIP GP Small Cap Value                     2,710,366                    -                    -            2,710,366
     Delaware VIP GP Trend                                 964,933                    -                    -              964,933

Dreyfus Socially Responsible Growth Fund,
  Inc.
     Dreyfus Socially Responsible Growth Fund              250,373                    -                    -              250,373

Dreyfus Stock Index Fund
     Dreyfus Stock Index Fund                            5,589,004                    -                    -            5,589,004

Dreyfus Variable Investment Fund
     VIF Capital Appreciation                              852,414                    -                    -              852,414
     VIF Money Market                                    3,624,644                    -                    -            3,624,644

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                      3,013,408                    -                    -            3,013,408
     VIP Equity-Income                                   4,632,106                    -                    -            4,632,106
     VIP Growth                                          3,850,970                    -                    -            3,850,970
     VIP Growth Opportunities                              522,146                    -                    -              522,146
     VIP High Income                                       906,168                    -                    -              906,168
     VIP Index 500                                       2,363,100                    -                    -            2,363,100
     VIP Investment Grade Bond                           2,518,081                    -                    -            2,518,081
     VIP Overseas                                        1,124,322                    -                    -            1,124,322

Franklin Templeton Variable Insurance
  Products Trust
     Franklin Growth and Income Securities               4,055,116                    -                    -            4,055,116
     Franklin Small Cap Value Securities                 1,723,115                    -                    -            1,723,115
     Mutual Shares Securities                            3,757,135                    -                    -            3,757,135
     Templeton Asset Strategy                              419,962                    -                    -              419,962
     Templeton Developing Markets Securities               570,886                    -                    -              570,886
     Templeton Foreign Securities                        2,466,114                    -                    -            2,466,114

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series
     Aggressive Equity                         $                 -  $         1,636,100  $                 -  $         1,636,100
     Dividend Growth                                             -           35,828,053              906,646           36,734,699
     Equity                                                      -           20,827,778              387,681           21,215,459
     European Growth                                             -            9,162,521               57,827            9,220,348
     Global Advantage                                            -            1,063,835                    -            1,063,835
     Global Dividend Growth                                      -           10,440,305               95,341           10,535,646
     High Yield                                                  -            1,438,840               51,988            1,490,828
     Income Builder                                              -            2,018,271                5,952            2,024,223
     Information                                                 -              414,989                    -              414,989
     Limited Duration                                            -            2,460,603                    -            2,460,603
     Money Market                                                -           12,209,300              308,788           12,518,088
     Quality Income Plus                                         -           19,670,752              528,073           20,198,825
     S & P 500 Index                                             -            6,406,483                    -            6,406,483
     Strategist                                                  -           17,339,788              340,660           17,680,448
     Utilities                                                   -            8,492,321              265,491            8,757,812

Morgan Stanley Variable Investment Series
  (Class Y Shares)
     Aggressive Equity (Class Y Shares)                    887,249              651,783                    -            1,539,032
     Dividend Growth (Class Y Shares)                    1,278,354            2,506,730                    -            3,785,084
     Equity (Class Y Shares)                               847,601            1,109,576                    -            1,957,177
     European Growth (Class Y Shares)                      385,859              493,170                    -              879,029
     Global Advantage (Class Y Shares)                      97,145               49,625                    -              146,770
     Global Dividend Growth (Class Y Shares)               616,755              579,769                    -            1,196,524
     High Yield (Class Y Shares)                           670,731            1,124,609                    -            1,795,340
     Income Builder (Class Y Shares)                       505,374            1,589,874                    -            2,095,248
     Information (Class Y Shares)                           90,619               55,776                    -              146,395
     Limited Duration (Class Y Shares)                   1,585,961            3,810,285                    -            5,396,246
     Money Market (Class Y Shares)                       1,438,409            1,489,474                    -            2,927,883
     Quality Income Plus (Class Y Shares)                1,413,604            3,851,595                    -            5,265,199
     S & P 500 Index (Class Y Shares)                    1,439,791            2,467,760                    -            3,907,551
     Strategist (Class Y Shares)                           451,305            2,382,330                    -            2,833,635
     Utilities (Class Y Shares)                            218,913              462,365                    -              681,278

 MFS Variable Insurance Trust
     MFS Bond                                            1,508,044                    -                    -            1,508,044
     MFS High Income                                       223,154                    -                    -              223,154
     MFS Investors Trust                                   756,597                    -                    -              756,597
     MFS New Discovery                                     565,166                    -                    -              565,166

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
     Oppenheimer Aggressive Growth             $         1,729,312  $                 -  $                 -  $         1,729,312
     Oppenheimer Bond                                    1,548,898                    -                    -            1,548,898
     Oppenheimer Capital Appreciation                    1,787,572                    -                    -            1,787,572
     Oppenheimer Global Securities                       1,151,309                    -                    -            1,151,309
     Oppenheimer High Income                               834,634                    -                    -              834,634
     Oppenheimer Main Street                             4,239,467                    -                    -            4,239,467
     Oppenheimer Main Street Small Cap Growth            1,334,186                    -                    -            1,334,186
     Oppenheimer Strategic Bond                          3,709,252                    -                    -            3,709,252

Oppenheimer Variable Account Funds (Service
  Class ("SC"))
     Oppenheimer Aggressive Growth (SC)                    917,479                    -                    -              917,479
     Oppenheimer Balanced (SC)                           1,945,832                                                      1,945,832
     Oppenheimer Capital Appreciation (SC)               2,962,795                    -                    -            2,962,795
     Oppenheimer Global Securities (SC)                  1,649,132                    -                    -            1,649,132
     Oppenheimer High Income (SC)                        2,561,610                    -                    -            2,561,610
     Oppenheimer Main Street (SC)                        5,673,437                    -                    -            5,673,437
     Oppenheimer Main Street Small Cap Growth
       (SC)                                              1,711,116                    -                    -            1,711,116
     Oppenheimer Strategic Bond (SC)                     4,979,068                    -                    -            4,979,068

Putnam Variable Trust
     VT American Government Income                       9,387,157                    -                    -            9,387,157
     VT Capital Appreciation                             1,024,295                    -                    -            1,024,295
     VT Capital Opportunities                              106,287                    -                    -              106,287
     VT Discovery Growth                                 1,625,314                    -                    -            1,625,314
     VT Diversified Income                              10,211,987                    -                    -           10,211,987
     VT Equity Income                                      651,427                    -                    -              651,427
     VT The George Putnam Fund of Boston                14,831,865                    -                    -           14,831,865
     VT Global Asset Allocation                          2,894,380                    -                    -            2,894,380
     VT Global Equity                                    5,618,041                    -                    -            5,618,041
     VT Growth & Income                                 44,894,659            1,280,858                    -           46,175,517
     VT Growth and Income                                   24,980                    -                    -               24,980
     VT Growth Opportunities                             2,444,573                    -                    -            2,444,573
     VT Health Sciences                                  7,022,256                    -                    -            7,022,256
     VT High Yield                                       6,962,310                    -                    -            6,962,310
     VT Income                                          19,782,746                    -                    -           19,782,746
     VT International Equity                            11,031,813            1,037,662                    -           12,069,475
     VT International Growth and Income                  2,507,786                    -                    -            2,507,786
     VT International New Opportunities                  2,083,504                    -                    -            2,083,504
     VT Investors                                       15,776,039                    -                    -           15,776,039
     VT Mid Cap Value                                      585,674                    -                    -              585,674

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust (continued)
     VT Money Market                           $         7,624,642  $                 -  $                 -  $         7,624,642
     VT New Opportunities                               11,612,141                    -                    -           11,612,141
     VT New Value                                        7,854,058                    -                    -            7,854,058
     VT OTC & Emerging Growth                            2,398,094                    -                    -            2,398,094
     VT Research                                         6,770,486                    -                    -            6,770,486
     VT Small Cap Value                                  9,216,254            1,021,676                    -           10,237,930
     VT Utilities Growth and Income                      3,677,799                    -                    -            3,677,799
     VT Vista                                            6,769,485                    -                    -            6,769,485
     VT Voyager                                         22,714,344            1,595,262                    -           24,309,606

Scudder Variable Series I
     21st Century Growth                                     2,630                    -                    -                2,630
     Balanced                                                3,136                    -                    -                3,136
     Bond                                                   39,969                    -                    -               39,969
     Growth and Income                                       7,024                    -                    -                7,024
     International                                           3,210                    -                    -                3,210
     Money Market                                           11,528                    -                    -               11,528

Scudder Variable Series II
     Growth                                                  2,862                    -                    -                2,862

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                 -            1,028,306                    -            1,028,306
     UIF Equity Growth                                     891,228            1,979,913                    -            2,871,141
     UIF International Magnum                                    -              885,888                    -              885,888
     UIF Mid Cap Growth                                          -              883,052                    -              883,052
     UIF Mid Cap Value                                   2,180,304            2,630,957                    -            4,811,261
     UIF U.S. Real Estate                                        -            1,678,228                    -            1,678,228

The Universal Institutional Funds, Inc.
  (Class II)
     UIF Equity Growth (Class II)                          534,360                    -                    -              534,360
     UIF Emerging Markets Debt (Class II)                1,211,077                    -                    -            1,211,077
     UIF Emerging Markets Equity (Class II)                419,290                    -                    -              419,290
     UIF Equity and Income (Class II)                      158,160                    -                    -              158,160
     UIF Equity Growth (Class II)                            3,790                    -                    -                3,790
     UIF Global Franchise (Class II)                       660,063                    -                    -              660,063
     UIF Mid Cap Growth (Class II)                         783,427                    -                    -              783,427
     UIF Small Company Growth (Class II)                 1,181,454                    -                    -            1,181,454
     UIF U.S. Mid Cap Value (Class II)                   1,615,925                    -                    -            1,615,925
     UIF U.S. Real Estate (Class II)                     1,983,088                    -                    -            1,983,088

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.   COMPLETED MERGER (CONTINUED)
(unaudited)

                           NET ASSETS OF SUB-ACCOUNTS
            GIVING EFFECT TO THE VA ACCOUNT AND VA II ACCOUNT MERGER
                                   MAY 1, 2004

                                                                        Pre-Merger                                Post-Merger
---------------------------------------------------------------------------------------------------------------------------------
                                                Allstate Life of      Allstate Life of     Allstate Life of    Allstate Life of
                                                New York Separate    New York Variable    New York Variable    New York Separate
Sub-Account                                        Account A         Annuity Account II    Annuity Account        Account A
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
     LIT Comstock                              $         2,428,206  $         2,332,532  $                 -  $         4,760,738
     LIT Emerging Growth                                   676,146            1,880,303                    -            2,556,449
     LIT Government                                        577,831                    -                    -              577,831
     LIT Money Market                                    2,225,762                    -                    -            2,225,762

Van Kampen Life Investment Trust (Class II)
     LIT Aggressive Growth (Class II)                    1,404,103               32,535                    -            1,436,638
     LIT Comstock (Class II)                             5,044,518            3,067,494                    -            8,112,012
     LIT Emerging Growth (Class II)                      1,285,512              589,357                    -            1,874,869
     LIT Growth and Income (Class II)                    4,049,059                    -                    -            4,049,059
     LIT Money Market (Class II)                         1,843,296                    -                    -            1,843,296

Wells Fargo Variable Trust
     Wells Fargo VT Asset Allocation                       634,997                    -                    -              634,997
     Wells Fargo VT Equity Income                          252,349                    -                    -              252,349
     Wells Fargo VT Growth                                 283,277                    -                    -              283,277
                                               -------------------  -------------------  -------------------  -------------------

       TOTAL NET ASSETS                        $       475,822,964  $       202,142,569  $         2,948,447  $       702,282,581
                                               ===================  ===================  ===================  ===================

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. Except for the Scudder Horizon Advantage which does not have a withdrawal charge, the withdrawal charge varies by contract and ranges from 2%-8.5% in the first year of the contract and declines to 0% in various years as defined in the contract. The amounts are included in payments on terminations but are remitted to Allstate New York.

     MORTALITY AND EXPENSE RISK CHARGE - Allstate New York assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a range from 0.40% to 2.40% per annum of daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate New York guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate New York deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate New York deducts an annual maintenance charge at a rate ranging from $30 - $35 on each Contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                   Purchases
                                                                                ---------------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
     AIM V. I. Aggressive Growth                                                $       241,814
     AIM V. I. Balanced                                                                 759,126
     AIM V. I. Basic Value                                                            1,413,370
     AIM V. I. Blue Chip                                                                645,323
     AIM V. I. Capital Appreciation (a)                                               1,012,036
     AIM V. I. Capital Development                                                      150,040
     AIM V. I. Core Equity                                                              688,542
     AIM V. I. Dent Demographics                                                          5,665
     AIM V. I. Diversified Income                                                       620,583
     AIM V. I. Global Utilities (b)                                                     102,698
     AIM V. I. Government Securities                                                    841,576
     AIM V. I. Growth (a)                                                               256,734
     AIM V. I. High Yield                                                               492,527
     AIM V. I. International Growth                                                     693,500
     AIM V. I. Mid Cap Core Equity                                                      539,329
     AIM V. I. Money Market                                                             555,301
     AIM V. I. New Technology (c)                                                        10,898
     AIM V. I. Premier Equity (a)                                                       570,045
     AIM V. I. Technology (c) (d)                                                     1,221,129
     AIM V. I. Utilities (b) (d)                                                      1,622,368

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
     AIM V. I. Aggressive Growth II                                                      11,670
     AIM V. I. Balanced II                                                              136,764
     AIM V. I. Basic Value II                                                           767,651
     AIM V. I. Blue Chip II                                                              49,458
     AIM V. I. Capital Appreciation II                                                  258,353
     AIM V. I. Capital Development II                                                    37,197
     AIM V. I. Core Equity II                                                            12,185
     AIM V. I. Dent Demographics II                                                      13,348
     AIM V. I. Diversified Income II                                                     52,404
     AIM V. I. Global Utilities II (e)                                                   14,014
     AIM V. I. Government Securities II                                                 149,573
     AIM V. I. Growth II                                                                 15,164
     AIM V. I. High Yield II                                                            460,999
     AIM V. I. International Growth II                                                   55,967
     AIM V. I. Mid Cap Core Equity II                                                   921,146
     AIM V. I. Money Market II                                                          906,291

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the AIM Variable Insurance Funds Series II
   Sub-Accounts (continued):
     AIM V. I. New Technology II (f)                                            $         3,169
     AIM V. I. Premier Equity II                                                         80,983
     AIM V. I. Technology II (d) (f)                                                     18,337
     AIM V. I. Utilities II (d) (e)                                                     103,296

Investments in the AllianceBernstein Variable Product Series Fund
   Sub-Accounts:
     AllianceBernstein Growth (a)                                                       755,877
     AllianceBernstein Growth & Income (a)                                            1,469,954
     AllianceBernstein Premier Growth (a)                                               128,135
     AllianceBernstein Small Cap Value                                                  911,083

Investments in the Delaware Group Premium Fund, Inc. Sub-Accounts:
     Delaware VIP GP Small Cap Value                                                    392,930
     Delaware VIP GP Trend                                                              171,092

Investments in the Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund                                             7,866

Investments in the Dreyfus Stock Index Fund Sub-Account:
     Dreyfus Stock Index Fund                                                           403,068

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
     VIF Capital Appreciation                                                            42,479
     VIF Money Market                                                                   478,593

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
     VIP Contrafund                                                                     968,909
     VIP Equity-Income                                                                  424,824
     VIP Growth                                                                       1,015,189
     VIP Growth Opportunities                                                           182,388
     VIP High Income                                                                    564,684
     VIP Index 500                                                                    1,335,666
     VIP Investment Grade Bond                                                          661,082
     VIP Overseas                                                                       993,728

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Growth and Income Securities                                      $     6,530,520
     Franklin High Income (d)                                                           430,770
     Franklin Income Securities (d)                                                   3,563,843
     Franklin Large Cap Growth Securities (g)                                           653,426
     Franklin Small Cap Value Securities                                              2,406,397
     Franklin U.S. Government (d)                                                     2,017,735
     Mutual Shares Securities                                                         6,717,405
     Templeton Asset Strategy                                                            96,181
     Templeton Developing Markets Securities                                            884,960
     Templeton Foreign Securities                                                     2,470,059

Investments in the Lord Abbett Series Fund Sub-Accounts:
     All Value (g)                                                                      161,700
     Bond-Debenture (g)                                                                 451,042
     Growth and Income (g)                                                              307,386
     Growth Opportunities (g)                                                           233,584
     Mid-Cap Value (g)                                                                  475,325

Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Aggressive Growth (a) (h)                                                      441,275
     LSA Equity Growth (i)                                                              550,455
     LSA Mid Cap Value (j)                                                            1,411,486

Investments in the MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                                           387,188
     MFS High Income                                                                    518,720
     MFS Investors Trust                                                                238,787
     MFS New Discovery                                                                   89,467

Investments in Morgan Stanley Variable Investment Series Sub-Accounts:
     Aggressive Equity                                                                   80,702
     Dividend Growth (a)                                                              1,400,261
     Equity (a)                                                                         344,437
     European Growth (a)                                                                368,384
     Global Advantage                                                                     8,851
     Global Dividend Growth  (a)                                                      3,166,556
     High Yield (a)                                                                     240,440

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Income Builder (a)                                                         $       185,040
     Information                                                                         58,774
     Limited Duration                                                                   450,988
     Money Market (a)                                                                15,184,042
     Pacific Growth (a) (k)                                                              73,750
     Quality Income Plus (a)                                                          1,477,337
     S&P 500 Index                                                                      651,675
     Strategist (a)                                                                     901,154
     Utilities (a)                                                                      451,873

Investments in Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (a)                                             358,355
     Dividend Growth (Class Y Shares) (a)                                             1,069,801
     Equity (Class Y Shares) (a)                                                        966,058
     European Growth (Class Y Shares) (a)                                               276,890
     Global Advantage (Class Y Shares) (a)                                               41,468
     Global Dividend Growth (Class Y Shares) (a)                                        704,659
     High Yield (Class Y Shares) (a)                                                    804,443
     Income Builder (Class Y Shares) (a)                                                728,957
     Information (Class Y Shares) (a)                                                    30,754
     Limited Duration (Class Y Shares) (a)                                            1,749,824
     Money Market (Class Y Shares) (a)                                                3,117,700
     Pacific Growth (Class Y Shares) (a) (k)                                             53,658
     Quality Income Plus (Class Y Shares) (a)                                         2,464,504
     S&P 500 Index (Class Y Shares) (a)                                               1,387,579
     Strategist (Class Y Shares) (a)                                                    562,080
     Utilities (Class Y Shares) (a)                                                     281,874

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
     Oppenheimer Aggressive Growth                                                      166,778
     Oppenheimer Bond                                                                   533,389
     Oppenheimer Capital Appreciation                                                   614,826
     Oppenheimer Global Securities                                                      396,519
     Oppenheimer High Income                                                            442,286
     Oppenheimer Main Street                                                            444,119
     Oppenheimer Main Street Small Cap Growth                                           875,657
     Oppenheimer Strategic Bond                                                         383,515

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(k)  For period beginning January 1, 2004 and ended April 30, 2004

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Oppenheimer Variable Account Funds
   (Service Class ("SC")) Sub-Accounts:
     Oppenheimer Aggressive Growth (SC)                                         $     1,331,225
     Oppenheimer Balanced (SC) (l)                                                    3,741,355
     Oppenheimer Bond (SC) (g)                                                          311,612
     Oppenheimer Capital Appreciation (SC)                                            5,295,863
     Oppenheimer Global Securities (SC)                                               1,822,173
     Oppenheimer High Income (SC)                                                     5,422,091
     Oppenheimer Main Street (SC)                                                     8,170,131
     Oppenheimer Main Street Small Cap Growth (SC)                                    2,692,116
     Oppenheimer Strategic Bond (SC)                                                 10,575,153

Investments in the Putnam Variable Trust Sub-Accounts:
     VT American Government Income                                                      959,063
     VT Capital Appreciation                                                            139,923
     VT Capital Opportunities                                                           137,893
     VT Discovery Growth                                                                 92,896
     VT Diversified Income                                                            1,528,774
     VT Equity Income                                                                   736,618
     VT The George Putnam Fund of Boston                                              3,371,546
     VT Global Asset Allocation                                                       4,315,773
     VT Global Equity                                                                   304,129
     VT Growth and Income (a)                                                         4,183,984
     VT Growth Opportunities                                                            231,953
     VT Health Sciences                                                                 650,229
     VT High Yield                                                                    3,071,117
     VT Income                                                                        4,257,086
     VT International Equity (a)                                                      4,285,565
     VT International Growth and Income                                                 399,643
     VT International New Opportunities                                                 120,250
     VT Investors                                                                       554,193
     VT Mid Cap Value                                                                   268,644
     VT Money Market                                                                 14,856,762
     VT New Opportunities                                                               589,321
     VT New Value                                                                     2,383,032
     VT OTC & Emerging Growth                                                           167,080
     VT Research                                                                        688,988
     VT Small Cap Value (a)                                                           1,329,955
     VT Utilities Growth and Income                                                     746,978
     VT Vista                                                                           976,482
     VT Voyager (a)                                                                   2,797,802

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                                   $            52
     Bond                                                                                 1,604
     Growth and Income                                                                       52
     International                                                                           41
     Money Market                                                                           104

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                                                   8

Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
     Van Kampen UIF Emerging Markets Equity (m)                                         437,836
     Van Kampen UIF Equity Growth (i) (n)                                             1,466,554
     Van Kampen UIF International Magnum (o)                                          2,719,012
     Van Kampen UIF Mid Cap Growth (p)                                                  430,771
     Van Kampen UIF U.S. Mid Cap Value (j) (q)                                        3,096,319
     Van Kampen UIF U.S. Real Estate (r)                                                518,384

Investments in The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II) (s)                              2,891,565
     Van Kampen UIF Emerging Markets Equity (Class II) (t)                              414,180
     Van Kampen UIF Equity and Income (Class II) (u)                                  2,088,400
     Van Kampen UIF Equity Growth (Class II) (v)                                        678,753
     Van Kampen UIF Global Franchise (Class II) (w)                                   2,364,054
     Van Kampen UIF Mid Cap Growth (Class II) (x)                                       772,075
     Van Kampen UIF Small Company Growth (Class II) (y)                                 798,029
     Van Kampen UIF U.S. Mid Cap Value (Class II) (z)                                 2,542,754
     Van Kampen UIF U.S. Real Estate (Class II) (aa)                                  4,800,406

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                   Purchases
                                                                                ---------------
Investments in the Van Kampen Life Investment Trust Sub-Accounts:
     LIT Comstock (a)                                                           $     2,218,249
     LIT Emerging Growth (a)                                                            209,733
     LIT Government                                                                     117,723
     LIT Money Market                                                                 1,745,968

Investments in the Van Kampen Life Investment Trust (Class II)
   Sub-Accounts:
     LIT Aggressive Growth (Class II) (h)                                             1,185,442
     LIT Comstock (Class II) (a)                                                      7,303,131
     LIT Emerging Growth (Class II) (a)                                               1,604,078
     LIT Growth and Income (Class II)                                                 5,286,999
     LIT Money Market (Class II)                                                      6,710,508

Investments in the Wells Fargo Variable Trust Sub-Accounts:
     Wells Fargo VT Asset Allocation                                                     49,887
     Wells Fargo VT Equity Income                                                        52,555
     Wells Fargo VT Growth                                                              114,407
                                                                                ---------------

                                                                                    248,082,819
                                                                                ===============

(a) Amounts have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account and Allstate Life of New York Variable Annuity Account II as if it occurred on January 1, 2004, as disclosed in Note 3 to the financial statements.
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
6.   FINANCIAL HIGHLIGHTS

     Allstate New York offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contract holders. Differences in these fee structures result in various contract expense rates and accumulation unit fair values which in turn result in various expense and total return ratios.

     In the table below, the units, the range of lowest to highest accumulation unit fair values, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate New York and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

     As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

     ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

          Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

          The financial highlights have been restated to reflect the combination of Allstate Life of New York Separate Account A, Allstate Life of New York Variable Annuity Account, and Allstate Life of New York Variable Annuity Account II.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                    Expense
                                       Units    Unit Fair Value   Net Assets   Investment        Ratio**           Total Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Sub-Accounts:
      AIM V. I. Aggressive Growth
         2004                             422  $  8.53 - $ 10.79  $    3,688           0.00%   1.10%  -    1.70%    9.90% -   10.58%
         2003                             443     7.71 -    9.82       3,492           0.00    1.10   -    1.70    24.52  -   25.29
         2002                             460     6.16 -    7.88       2,894           0.00    1.10   -    1.70   -23.51  -  -21.16
         2001                             488     8.05 -   10.31       4,034           0.00    1.10   -    1.45   -27.13  -  -26.88

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Balanced
         2004                             965  $  8.57 -  $ 9.94  $    8,454           1.40%   1.10%  -    1.70%    5.69% -    6.34%
         2003                           1,008     8.06 -    9.41       8,305           2.00    1.10   -    1.70    14.39  -   15.09
         2002                             990     7.00 -    8.22       7,053           2.72    1.10   -    1.70   -18.01  -  -17.76
         2001                             829     8.54 -   10.85       7,177           2.44    1.10   -    1.45   -12.71  -  -12.40
      AIM V. I. Basic Value
         2004                             353    11.37 -   12.53       4,295           0.00    1.10   -    1.70     9.18  -    9.85
         2003                             276    10.42 -   11.41       3,098           0.04    1.10   -    1.70    31.36  -   32.17
         2002                             208     7.93 -    8.63       1,785           0.00    1.10   -    1.70   -23.00  -  -20.69
         2001 (ah)                         62    11.20 -   11.21         700           0.21    1.10   -    1.45    12.00  -   12.10
      AIM V. I. Blue Chip
         2004                           1,062     6.35 -    9.31       6,881           0.10    1.10   -    1.70     2.89  -    3.53
         2003                           1,088     6.13 -    9.05       6,731           0.00    1.10   -    1.70    23.02  -   23.78
         2002                           1,090     4.95 -    7.35       5,407           0.00    1.10   -    1.70   -26.97  -  -26.47
         2001                             992     6.74 -    6.78       6,713           0.02    1.10   -    1.45   -23.66  -  -23.39
      AIM V. I. Capital
        Appreciation
         2004                           1,142     7.31 -   10.19      10,014           0.00    1.10   -    1.70     4.81  -    5.46
         2003                           1,133     6.93 -    9.72       9,672           0.00    1.10   -    1.70    27.32  -   28.10
         2002                           1,123     5.41 -    7.64       7,711           0.00    1.10   -    1.70   -25.18  -  -23.64
         2001                           1,091     7.23 -   14.18      10,491           0.00    1.10   -    1.45   -24.39  -  -24.12
      AIM V. I. Capital
        Development
         2004                              76    12.31 -   12.53         967           0.00    1.10   -    1.70    13.54  -   14.24
         2003                              93    10.84 -   10.97       1,035           0.00    1.10   -    1.70    33.06  -   33.88
         2002                             101     8.15 -    8.19         837           0.00    1.10   -    1.70   -22.22  -  -18.50
         2001                             103    10.54 -   11.37       1,098           0.00    1.10   -    1.45    -9.42  -   -9.10
      AIM V. I. Core Equity
         2004                           1,182     7.69 -   11.05      12,643           0.95    1.10   -    1.70     7.12  -    7.78
         2003                           1,258     7.13 -   10.31      12,745           0.97    1.10   -    1.70    22.31  -   23.06
         2002                           1,313     5.80 -    8.43      11,066           0.31    1.10   -    1.70   -16.51  -  -15.67
         2001                           1,414     6.94 -   15.46      14,848           0.05    1.10   -    1.45   -23.95  -  -23.68
      AIM V. I. Dent
        Demographics
         2004                             289     5.21 -    9.73       1,512           0.00    1.10   -    1.70     6.41  -    7.07
         2003                             326     4.86 -    9.14       1,599           0.00    1.10   -    1.70    -8.59  -   35.97
         2002                             336     3.58 -    6.78       1,201           0.00    1.10   -    1.50   -32.94  -  -32.21
         2001                             380     5.29 -    5.33       2,019           0.00    1.10   -    1.45   -32.90  -  -32.66

(ah) For the period beginning October 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Diversified
        Income
         2004                             323  $ 11.02 - $ 11.46  $    3,899           5.49%   1.10% -     1.70%    3.25% -    3.89%
         2003                             352    10.68 -   11.04       4,154           6.53    1.10  -     1.70     7.38  -    8.05
         2002                             324     9.94 -   10.21       3,570           7.98    1.10  -     1.70    -0.58  -    1.18
         2001                             303    10.09 -   11.79       3,359           7.57    1.10  -     1.45     2.09  -    2.45
      AIM V. I. Global Utilities
         2004 (b)                           -       NA -      NA           -           6.74    0.00  -     0.00       NA  -      NA
         2003                             197     6.26 -    8.70       1,531           3.62    1.10  -     1.70    17.01  -   17.73
         2002                             215     5.32 -    7.44       1,430           2.84    1.10  -     1.70   -26.35  -  -25.63
         2001                             235     7.22 -   13.98       2,129           1.43    1.10  -     1.45   -28.97  -  -28.72
      AIM V. I. Government
        Securities
         2004                             566    10.66 -   12.48       7,098           3.49    1.10  -     1.70     0.82  -    1.44
         2003                             674    10.57 -   12.31       8,354           2.25    1.10  -     1.70    -0.65      -0.04
         2002                             739    10.64 -   12.31       9,278           2.40    1.10  -     1.70     6.39  -    8.40
         2001                             447    11.36 -   12.74       5,221           4.24    1.10  -     1.45     4.87  -    5.24
      AIM V. I. Growth
         2004                             905     5.17 -    9.46       6,361           0.00    1.10  -     1.70     6.39  -    7.04
         2003                             953     4.83 -    8.89       6,366           0.00    1.10  -     1.70    29.01  -   29.81
         2002                             988     3.72 -    6.89       5,183           0.00    1.10  -     1.70   -31.73  -  -31.06
         2001                           1,040     5.45 -   12.90       8,182           0.20    1.10  -     1.45   -34.84  -  -34.61
      AIM V. I. High Yield
         2004                             206     9.79 -   12.62       2,076           2.90    1.10  -     1.70     9.36  -   10.03
         2003                             225     8.90 -   11.54       2,038           9.02    1.10  -     1.70    25.86  -   26.64
         2002                             131     7.03 -    9.17         939           0.00    1.10  -     1.70    -8.29  -   -6.87
         2001                             104     7.44 -    7.55         791          17.67    1.10  -     1.45    -6.37  -   -6.04
      AIM V. I. International
        Growth
         2004                             566     8.01 -   13.10       5,726           0.65    1.10  -     1.70    21.90  -   22.65
         2003                             533     6.53 -   10.74       4,572           0.52    1.10  -     1.70    26.87  -   27.65
         2002                             538     5.12 -    8.47       3,736           0.60    1.10  -     1.70   -16.60  -  -15.32
         2001                             516     6.14 -   11.98       4,449           0.31    1.10  -     1.45   -24.64  -  -24.37

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Sub-Accounts (continued):
      AIM V. I. Mid Cap Core
        Equity
         2004                             114  $ 12.70 - $ 14.17  $    1,557           0.17%   1.10%  -    1.70%   11.88% -   12.57%
         2003                              90    11.35 -   12.58       1,106           0.00    1.10   -    1.70    25.15  -   25.92
         2002                              58     9.07 -    9.99         579           0.00    1.10   -    1.70   -12.07  -   -9.29
         2001 (ah)                         10    11.36 -   11.37         119           0.27    1.10   -    1.45    13.57  -   13.67
      AIM V. I. Money Market
         2004                             233     9.73 -   10.66       2,517           0.62    1.10   -    1.70    -1.02  -   -0.41
         2003                             288     9.83 -   10.70       3,176           0.57    1.10   -    1.70    -1.66  -   -0.52
         2002                             418    10.76 -   12.20       4,670           1.19    1.10   -    1.45    -0.27  -    0.08
         2001                             460    10.75 -   12.23       5,166           3.29    1.10   -    1.45     2.12  -    2.48
      AIM V. I. New Technology
         2004 (c)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                             150     8.47 -    8.61       1,282           0.00    1.10   -    1.70    49.80  -   50.72
         2002                             139     5.66 -    5.71         791           0.00    1.10   -    1.70   -45.73  -  -43.44
         2001                             154    10.45 -   10.52       1,617           2.00    1.10   -    1.45   -48.23  -  -48.05
      AIM V. I. Premier Equity
         2004                           2,011     6.79 -    8.92      17,815           0.44    1.10   -    1.70     3.97  -    4.62
         2003                           2,177     6.49 -    8.58      18,663           0.30    1.10   -    1.70    22.96  -   23.71
         2002                           2,301     5.24 -    6.98      16,199           0.31    1.10   -    1.70   -31.02  -  -30.22
         2001                           2,353     7.60 -   16.38      25,608           0.13    1.10   -    1.45   -13.83  -  -13.53
      AIM V. I. Technology
         2004 (c) (d)                      86    11.07 -   11.12         950           0.00    1.10   -    1.70    10.71  -   11.17
      AIM V. I. Utilities
         2004 (b) (d)                     152    12.21 -   12.26       1,856           0.00    1.10   -    1.70    22.09  -   22.59

Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts:
      AIM V. I. Aggressive
        Growth II
         2004                               2    10.92 -   11.05          27           0.00    1.30   -    1.70     9.57  -   10.02
         2003                               3     9.96 -   10.04          29           0.00    1.30   -    1.70    -0.38  -    0.39
         2002 (ai)                         <1     8.04 -    8.04           3           0.00    1.45   -    1.50   -19.64  -  -19.61

(b)  On April 30, 2004, AIM V.I. Global Utilities merged into AIM V.I. Utilities
(c)  On April 30, 2004, AIM V.I. New Technology merged into AIM V.I. Technology
(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ah) For the period beginning October 1, 2001 and ended December 31, 2001
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM Variable
   Insurance Funds Series II
   Sub-Accounts (continued):
      AIM V. I. Balanced II
         2004                              72  $  9.92 - $ 10.05  $      724           1.43%   1.30%  -    1.75%    5.37% -    5.85%
         2003                              64     9.42 -    9.50         604           3.28    1.30   -    1.75    -5.85  -   14.64
         2002 (ai)                          8     8.27 -    8.29          70           5.05    1.30   -    1.55   -17.34  -  -17.14
      AIM V. I. Basic Value II
         2004                             145    13.99 -   14.14       1,896           0.00    1.29   -    1.89     8.74  -    9.41
         2003                              96    12.87 -   12.92       1,113           0.00    1.29   -    1.89    28.70  -   29.22
         2002 (ai)                          9     7.63 -    7.66          71           0.00    1.30   -    1.70   -23.66  -  -23.35
      AIM V. I. Blue Chip II
         2004                              39     9.66 -    9.78         378           0.00    1.30   -    1.75     2.46  -    2.93
         2003                              37     9.42 -    9.51         350           0.00    1.30   -    1.75    -5.76  -   23.19
         2002 (ai)                          5     7.70 -    7.72          35           0.00    1.30   -    1.55   -23.00  -  -22.83
      AIM V. I. Capital
        Appreciation II
         2004                              58    12.75 -   12.88         698           0.00    1.29   -    1.89     4.32  -    4.96
         2003                              37    12.22 -   12.27         425           0.00    1.29   -    1.89    22.18  -   22.68
         2002 (ai)                          1     7.42 -    7.45           5           0.00    1.30   -    1.70   -25.80  -  -25.50
      AIM V. I. Capital
        Development II
         2004                               4    11.59 -   11.68          42           0.00    1.45   -    1.70    13.31  -   13.60
         2003                              <1    10.23 -   10.28           5           0.00    1.45   -    1.70     2.29  -   33.09
         2002 (ai)                         <1     7.72 -    7.73           3           0.00    1.45   -    1.50   -22.79  -  -22.75
      AIM V. I. Core Equity II
         2004                              11    10.79 -   10.92         122           0.84    1.30   -    1.70     6.83  -    7.26
         2003                              10    10.10 -   10.18         105           1.32    1.30   -    1.70     1.02  -   22.54
         2002 (ai)                          3     8.29 -    8.31          27           0.70    1.30   -    1.55   -17.10  -  -16.89
      AIM V. I. Dent
        Demographics II
         2004                               9     9.53 -    9.65          88           0.00    1.30   -    1.70     6.07  -    6.50
         2003                               9     8.99 -    9.06          77           0.00    1.30   -    1.70   -10.13  -   -9.39
         2002 (ai)                          1     6.67 -    6.68           9           0.00    1.45   -    1.55   -33.31  -  -33.24
      AIM V. I. Diversified
        Income II
         2004                              20    11.01 -   11.14         222           6.07    1.30   -    1.70     3.33  -   10.13
         2003                              18    10.69 -   10.78         193           9.75    1.30   -    1.75     6.90  -    7.60
         2002 (ai)                          5    10.00 -   10.02          48          14.54    1.30   -    1.55    -0.01  -    0.22

(ai) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Global Utilities II
         2004 (e)                           -  $    NA - $    NA  $        -           7.04%   1.30%  -    1.75%      NA% -      NA%
         2003                               9     9.16 -    9.23          85           5.53    1.30   -    1.75    -8.42  -   -7.70
         2002 (ai)                          3     7.85 -    7.85          22           7.06    1.50   -    1.50   -21.52  -  -21.52
      AIM V. I. Government
        Securities II
         2004                             118    10.71 -   10.84       1,274           1.63    1.30   -    1.70     0.53  -    0.94
         2003                             392    10.64 -   10.74       4,198           3.24    1.30   -    1.75    -0.39  -    6.44
         2002 (ai)                        170    10.74 -   10.78       1,825           2.51    1.30   -    1.70     7.39  -    7.83
      AIM V. I. Growth II
         2004                               9     9.23 -    9.36          86           0.00    1.30   -    1.75     6.11  -    6.60
         2003                              10     8.70 -    8.78          91           0.00    1.30   -    1.75   -12.97  -   29.18
         2002 (ai)                          1     6.77 -    6.80           8           0.00    1.30   -    1.70   -32.29  -  -32.01
      AIM V. I. High Yield II
         2004                              18    12.79 -   12.88         236           1.49    1.30   -    1.55     9.41  -    9.69
         2003                              54    11.64 -   11.74         636          13.10    1.30   -    1.75    16.43  -   17.45
         2002 (ai)                          1     9.28 -    9.29          11           0.00    1.45   -    1.55    -7.17  -   -7.08
      AIM V. I. International
        Growth II
         2004                              15    12.71 -   12.87         187           0.59    1.30   -    1.70    21.60  -   22.10
         2003                              10    10.45 -   10.54         103           0.58    1.30   -    1.70     4.52  -   26.93
         2002 (ai)                         <1     8.28 -    8.30           2           1.29    1.30   -    1.55   -17.19  -  -16.98
      AIM V. I. Mid Cap Core
        Equity II
         2004                              49    10.78 -   10.83         565           0.03    1.29   -    1.89     7.82  -    8.26
         2003                               9    10.90 -   10.99          99           0.00    1.30   -    1.70     9.02  -   25.41
         2002 (ai)                          1     8.74 -    8.76          11           0.00    1.30   -    1.55   -12.58  -  -12.36
      AIM V. I. Money
        Market II
         2004                              46     9.70 -    9.73         445           0.43    1.45   -    1.55    -1.12  -   -1.02
         2003                              57     9.78 -    9.86         563           0.49    1.30   -    1.70    -1.38  -   -1.38
         2002 (ai)                         24     9.92 -    9.94         239           0.27    1.45   -    1.70    -0.81  -   -0.56
      AIM V. I. New
        Technology II
         2004 (f)                           -       NA -      NA           -           0.00    1.30   -    1.70       NA  -      NA
         2003                               2     8.87 -    8.94          15           0.00    1.30   -    1.70   -11.30  -  -10.61
         2002 (ai)                         <1     5.95 -    5.95          <1           0.00    1.45   -    1.45   -40.48  -  -40.48

(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the AIM
   Variable Insurance Funds
   Series II Sub-Accounts
   (continued):
      AIM V. I. Premier
        Equity II
         2004                              29  $ 12.15 - $ 12.27  $      279           0.37%   1.29%  -    1.89%    3.50% -   22.72%
         2003                              22     8.46 -   11.74         193           0.39    1.30   -    1.89   -15.42  -   17.37
         2002 (ai)                          1     6.84 -    6.85          10           0.75    1.45   -    1.70   -31.63  -  -31.45
      AIM V. I. Technology II
         2004 (d) (f)                       1    11.04 -   11.07          10           0.00    1.30   -    1.70    10.36  -   10.66
      AIM V. I. Utilities II
         2004 (d) (e)                       5    12.19 -   12.22          55           0.00    1.30   -    1.70    21.87  -   22.20

Investments in the
   AllianceBernstein Variable
   Product Series Fund
   Sub-Accounts:
      AllianceBernstein Growth
         2004                             203    13.97 -   14.11       1,876           0.00    1.29   -    1.89    12.37  -   13.05
         2003                             161    12.43 -   12.48       1,156           0.00    1.29   -    1.89    24.29  -   24.79
         2002                              59     4.34 -    6.46         277           0.00    1.35   -    1.48   -29.32  -  -29.23
         2001                              60     6.12 -    6.13         375           0.22    1.35   -    1.48   -24.78  -  -24.68
      AllianceBernstein
        Growth & Income
         2004                             586    13.38 -   13.52       6,846           0.72    1.29   -    1.89     9.12  -    9.79
         2003                             569    12.26 -   12.31       5,976           0.00    1.29   -    1.89    22.63  -   23.13
         2002                             432     7.31 -    7.81       3,376           0.57    1.35   -    1.58   -23.49  -  -23.31
         2001                             291    10.21 -   10.63       3,035           0.49    1.35   -    1.58    -1.20  -    2.08
      AllianceBernstein
        Premier Growth
         2004                              92    10.64 -   12.19         657           0.00    0.83   -    1.89     6.30  -    6.44
         2003                              97    11.46 -   11.51         619           0.00    1.29   -    1.89    14.64  -   15.11
         2002                             113     4.37 -    4.94         535           0.00    1.35   -    1.58   -31.93  -  -31.77
         2001                             123     6.41 -    7.26         797           0.00    1.35   -    1.58   -27.38  -  -18.51
      AllianceBernstein
        Small Cap Value
         2004                             136    15.87 -   16.03       2,169           0.07    1.29   -    1.89    16.82  -   17.54
         2003 (ac)                         82    13.59 -   13.64       1,116           0.00    1.29   -    1.89    35.86  -   36.42

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(e) On April 30, 2004, AIM V.I. Global Utilities II merged into AIM V.I. Utilities II
(f) On April 30, 2004, AIM V.I. New Technology II merged into AIM V.I. Technology II
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ai) For the period beginning June 3, 2002 and ending December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Delaware
   Group Premium Fund, Inc.
   Sub-Accounts:
      Delaware VIP GP Small
        Cap Value
         2004                             162  $ 20.07 - $ 20.07  $    3,251           0.19%   1.25%  -    1.25%   19.96% -   19.96%
         2003                             158    16.73 -   16.73       2,636           0.36    1.25   -    1.25    40.21  -   40.21
         2002                             133    11.93 -   11.93       1,589           1.36    1.25   -    1.25    -6.78  -   -6.78
         2001                              46    12.80 -   12.80         583           0.55    1.25   -    1.25    10.43  -   10.43
      Delaware VIP GP Trend
         2004                             115     9.08 -    9.08       1,043           0.00    1.25   -    1.25    11.20  -   11.20
         2003                             113     8.17 -    8.17         921           0.00    1.25   -    1.25    33.41  -   33.41
         2002                              80     6.12 -    6.12         490           0.00    1.25   -    1.25   -20.94  -  -20.94
         2001                              24     7.75 -    7.75         187           0.00    1.25   -    1.25   -16.40  -  -16.40

Investments in the Dreyfus
   Socially Responsible Growth
   Fund, Inc. Sub-Account:
      Dreyfus Socially
        Responsible
        Growth Fund
         2004                              40     6.48 -    6.48         256           0.39    1.25   -    1.25     4.88  -    4.88
         2003                              42     6.17 -    6.17         258           0.12    1.25   -    1.25    24.43  -   24.43
         2002                              40     4.96 -    4.96         197           0.24    1.25   -    1.25   -29.84  -  -29.84
         2001                              33     7.07 -    7.07         233           0.09    1.25   -    1.25   -23.55  -  -23.55

Investmens in the Dreyfus
   Stock Index Fund
   Sub-Account:
      Dreyfus Stock Index
        Fund
         2004                             678     8.66 -    8.66       5,872           1.77    1.25   -    1.25     9.26  -    9.26
         2003                             704     7.93 -    7.93       5,581           1.49    1.25   -    1.25    26.76  -   26.76
         2002                             611     6.25 -    6.25       3,824           1.61    1.25   -    1.25   -23.33  -  -23.33
         2001                             185     8.16 -    8.16       1,512           1.24    1.25   -    1.25   -13.28  -  -13.28

Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts:
      VIF Capital Appreciation
         2004                              93     9.08 -    9.08         848           1.66    1.25   -    1.25     3.73  -    3.73
         2003                              97     8.75 -    8.75         852           1.51    1.25   -    1.25    19.66  -   19.66
         2002                              80     7.31 -    7.31         585           1.71    1.25   -    1.25   -17.76  -  -17.76
         2001                              28     8.89 -    8.89         248           1.52    1.25   -    1.25   -10.45  -  -10.45

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Dreyfus
   Variable Investment Fund
   Sub-Accounts (continued):
      VIF Growth & Income
         2004                               -  $     - - $     -  $        -           0.00%   0.00%  -    0.00%    0.00% -    0.00%
         2003                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1     6.53 -    6.53          <1           2.56    1.25   -    1.25   -34.71  -  -34.71
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
      VIF Money Market
         2004                             330     9.91 -    9.91       3,268           0.79    1.25   -    1.25    -0.46  -   -0.46
         2003                             398     9.96 -    9.96       3,966           0.90    1.25   -    1.25    -0.43  -   -0.43
         2002                              <1    10.43 -   10.43          <1           0.00    1.25   -    1.25     4.27  -    4.27
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts:
      VIP Contrafund
         2004                             342    10.54 -   11.16       3,692           0.30    1.25   -    1.25    14.03  -   14.03
         2003                             290     9.24 -    9.79       2,762           0.39    1.25   -    1.25    26.86  -   26.86
         2002                             229     7.29 -    7.72       1,722           0.48    1.25   -    1.25   -10.48  -  -10.48
         2001                              86     8.14 -    8.62         730           0.30    1.25   -    1.25   -13.35  -  -13.35
      VIP Equity-Income
         2004                             427    11.79 -   11.79       5,039           1.49    1.25   -    1.25    10.14  -   10.14
         2003                             427    10.71 -   10.71       4,574           1.54    1.25   -    1.25    28.70  -   28.70
         2002                             343     8.32 -    8.32       2,857           0.91    1.25   -    1.25   -17.99  -  -17.99
         2001                              98    10.14 -   10.14         998           0.24    1.25   -    1.25    -6.15  -   -6.15
      VIP Growth
         2004                             642     6.41 -    7.06       4,302           0.25    1.25   -    1.25     2.09  -    2.09
         2003                             550     6.28 -    6.91       3,638           0.24    1.25   -    1.25    31.19  -   31.19
         2002                             480     4.79 -    5.27       2,430           0.17    1.25   -    1.25   -30.98  -  -30.98
         2001                             202     6.93 -    7.63       1,480           0.03    1.25   -    1.25   -18.69  -  -18.69
      VIP Growth Opportunities
         2004                              75     8.28 -    8.28         623           0.49    1.25   -    1.25     5.85  -    5.85
         2003                              63     7.82 -    7.82         495           0.63    1.25   -    1.25    28.25  -   28.25
         2002                              49     6.10 -    6.10         300           0.78    1.25   -    1.25   -22.82  -  -22.82
         2001                              23     7.90 -    7.90         185           0.13    1.25   -    1.25   -15.50  -  -15.50
      VIP High Income
         2004                             103    10.17 -   10.17       1,050           7.93    1.25   -    1.25     8.22  -    8.22
         2003                              63     9.39 -    9.39         595           5.70    1.25   -    1.25    25.68  -   25.68
         2002                              43     7.47 -    7.47         322           6.67    1.25   -    1.25     2.15  -    2.15
         2001                              21     7.32 -    7.32         151           0.05    1.25   -    1.25   -12.84  -  -12.84

(aj) Although available in 2001, there was no activity until 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Fidelity
   Variable Insurance
   Products Fund
   Sub-Accounts (continued):
      VIP Index 500
         2004                             405  $  8.35 - $  8.35  $    3,377           1.01%   1.25%  -    1.25%    9.23% -    9.23%
         2003                             268     7.64 -    7.64       2,044           1.24    1.25   -    1.25    26.81  -   26.81
         2002                             215     6.02 -    6.02       1,298           0.69    1.25   -    1.25   -23.22  -  -23.22
         2001 (ak)                         68     7.85 -    7.85         530           0.07    1.25   -    1.25   -21.53  -  -21.53
      VIP Investment Grade
        Bond
         2004                             196    13.05 -   13.05       2,555           4.09    1.25   -    1.25     3.15  -    3.15
         2003                             203    12.65 -   12.65       2,565           3.24    1.25   -    1.25     3.89  -    3.89
         2002                             144    12.18 -   12.18       1,750           1.43    1.25   -    1.25     8.96  -    8.96
         2001                              27    11.18 -   11.18         298           0.05    1.25   -    1.25     7.10  -    7.10
      VIP Overseas
         2004                             139     8.73 -    9.07       1,246           1.09    1.25   -    1.25    12.22  -   12.22
         2003                             127     7.78 -    8.08       1,015           0.71    1.25   -    1.25    41.58  -   41.58
         2002                             121     5.50 -    5.71         683           0.55    1.25   -    1.25   -21.28  -  -21.28
         2001                              55     6.98 -    7.25         390           1.29    1.25   -    1.25   -22.16  -  -22.16

Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts:
      Franklin Growth and
        Income Securities
         2004                             571    14.49 -   14.71       8,356           2.42    1.29   -    1.99    44.87  -   47.13
         2003 (ad)                        143    13.38 -   13.48       1,920           0.09    1.29   -    1.89    33.80  -   34.75
      Franklin High Income
         2004 (d)                          37    10.67 -   10.72         399           3.01    1.29   -    1.89     6.74  -    7.17
      Franklin Income Securities
         2004 (d)                         316    11.21 -   11.26       3,553           0.13    1.29   -    1.99    12.10  -   12.63
      Franklin Large Cap
        Growth Securities
         2004 (g)                          60    10.52 -   10.53         630           0.00    1.29   -    1.79     5.20  -    5.33
      Franklin Small Cap
        Value Securities
         2004                             200    17.62 -   17.90       3,570           0.16    1.29   -    1.99    21.29  -   22.15
         2003 (ad)                         65    14.53 -   14.65         954           0.01    1.29   -    1.99    45.31  -   46.53

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(g)  For period beginning October 1, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Franklin
   Templeton Variable
   Insurance Products Trust
   Sub-Accounts (continued):
      Franklin US Government
         2004 (d)                         183  $ 10.22 - $ 10.27  $    1,880           0.39%   1.29%  -    1.99%    2.25% -    2.74%
      Mutual Shares Securities
         2004                             630    10.97 -   13.97       8,795           0.65    1.29   -    1.99     9.74  -   10.39
         2003                             141    12.66 -   12.77       1,795           0.06    1.29   -    1.99    26.59  -   27.65
         2002                              <1     8.99 -    8.99          <1           0.00    1.35   -    1.35   -10.07  -  -10.07
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
      Templeton Asset Strategy
         2004                              38    13.06 -   13.06         498           2.59    1.25   -    1.25    14.27  -   14.27
         2003                              37    11.42 -   11.42         425           2.57    1.25   -    1.25    30.31  -   30.31
         2002                              26     8.77 -    8.77         227           2.19    1.25   -    1.25    -5.58  -   -5.58
         2001                              14     9.29 -    9.29         129           0.66    1.25   -    1.25   -11.08  -  -11.08
      Templeton Developing
        Markets Securities
         2004                              56    20.58 -   20.90       1,167           1.73    1.29   -    1.99    22.23  -   23.10
         2003 (ad)                         14    16.84 -   16.98         237           0.13    1.29   -    1.99    68.38  -   69.79
      Templeton Foreign
        Securities
         2004                             326    10.73 -   15.76       4,396           0.92    1.25   -    1.99    16.17  -   17.05
         2003                             168     9.16 -   13.57       1,746           1.25    1.25   -    1.99    30.56  -   35.69
         2002                             110     7.02 -    7.02         773           1.54    1.25   -    1.25   -19.58  -  -19.58
         2001                              45     8.73 -    8.73         393           2.23    1.25   -    1.25   -17.05  -  -17.05

Investments in the Goldman
   Sachs Variable Insurance
   Trust Sub-Account:
      VIT CORE Small Cap
        Equity
         2004                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1     8.30 -    8.30          <1           0.00    1.25   -    1.25   -17.05  -  -17.05
         2001 (aj)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

(d)  For period beginning April 30, 2004 and ended December 31, 2004
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Although available in 2001, there was no activity until 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the HSBC
   Variable Insurance Funds
   Sub-Accounts:
      HSBC VI Cash
        Management
         2003 (ae)                          -  $ 10.24 - $ 10.24  $        -           0.20%   1.25%  -    1.25%    0.31% -    0.31%
         2002                             292    10.28 -   10.28       2,998           0.78    1.25   -    1.25    -0.44  -   -0.44
         2001                             105    10.32 -   10.32       1,085           2.45    1.25   -    1.25     1.30  -    1.30
      HSBC VI Fixed Income
         2003 (ae)                          -    11.46 -   11.46          11           1.48    1.25   -    1.25     0.32  -    0.32
         2002                             149    11.43 -   11.43       1,707           3.01    1.25   -    1.25     8.56  -    8.56
         2001                              51    10.53 -   10.53         539           2.64    1.25   -    1.25     3.09  -    3.09
      HSBC VI Growth
        & Income
         2003 (ae)                          -     6.54 -    6.54           -           0.42    1.25   -    1.25     6.00  -    6.00
         2002                             281     6.17 -    6.17       1,734           0.29    1.25   -    1.25   -25.86  -  -25.86
         2001                             183     8.33 -    8.33       1,523           0.45    1.25   -    1.25   -18.16  -  -18.16

Investments in the Lord Abbett
   Series Fund Sub-Accounts:
      All Value
         2004 (g)                          13    10.90     10.92         146           0.55    1.29   -    1.89     9.04  -    9.20
      Bond-Debenture
         2004 (g)                          39    10.36     10.37         403           8.77    1.29   -    1.79     3.57  -    3.70
      Growth and Income
         2004 (g)                          29    10.89     10.90         311           1.42    1.29   -    1.89     8.88  -    9.04
      Growth Opportunities
         2004 (g)                          20    11.14     11.15         219           0.00    1.29   -    1.79    11.39  -   11.53
      Mid-Cap Value
         2004 (g)                          41    11.12     11.14         457           0.32    1.29   -    1.89    11.19  -   11.36

Investments in the LSA
   Variable Series Trust
   Sub-Accounts:
      LSA Aggressive
        Growth
         2004 (h)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                              42    12.97 -   13.06         541           0.00    1.29   -    1.89    29.69  -   30.61
         2002 (al)                          3     7.30 -    7.30          25           0.00    1.35   -    1.48   -27.05  -  -26.99

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ae) For the period beginning January 1, 2003 and ended April 30, 2003
(al) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the LSA
   Variable Series Trust
   Sub-Accounts (continued):
      LSA Equity Growth
         2004 (i)                           -  $    NA - $    NA  $        -           0.00%    0.00%  -   0.00%      NA% -      NA%
         2003 (ad)                         35    12.13 -   12.21         421           0.00     1.29   -   1.89    21.28  -   22.15
      LSA Mid Cap Value
         2004 (j)                           -       NA -      NA           -           0.14     0.00   -   0.00       NA  -      NA
         2003 (ad)                         59    15.10 -   15.23         893           0.14     1.29   -   1.99    50.99  -   52.26

Investments in the MFS
   Variable Insurance Trust
    Sub-Accounts:
      MFS Bond
         2004                             110    13.56 -   13.56       1,495           5.82     1.25   -   1.25     4.74  -    4.74
         2003                             122    12.95 -   12.95       1,578           5.88     1.25   -   1.25     7.97  -    7.97
         2002                             101    11.99 -   11.99       1,209           5.69     1.25   -   1.25     7.56  -    7.56
         2001 (ak)                         18    11.15 -   11.15         204           0.91     1.25   -   1.25    11.50  -   11.50
      MFS Emerging Growth
         2004                               -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
         2003                               -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
         2002                              <1     3.48 -    3.48          <1           0.00     1.25   -   1.25   -65.19  -  -65.19
         2001 (aj)                          -        - -       -           -           0.00     0.00   -   0.00     0.00  -    0.00
      MFS High Income
         2004                              50    11.82 -   11.82         586           2.79     1.25   -   1.25     7.79  -    7.79
         2003                              15    10.97 -   10.97         168           4.45     1.25   -   1.25    16.48  -   16.48
         2002                              10     9.42 -    9.42          92           7.80     1.25   -   1.25     1.28  -    1.28
         2001                              10     9.30 -    9.30          96           1.80     1.25   -   1.25     0.79  -    0.79
      MFS Investors Trust
         2004                             114     8.36 -    8.36         955           0.60     1.25   -   1.25     9.96  -    9.96
         2003                              88     7.60 -    7.60         667           0.61     1.25   -   1.25    20.62  -   20.62
         2002                              74     6.30 -    6.30         463           0.55     1.25   -   1.25   -21.95  -  -21.95
         2001                              28     8.08 -    8.08         223           0.05     1.25   -   1.25   -19.22  -  -19.22
      MFS New Discovery
         2004                              86     7.82 -    7.82         674           0.00     1.25   -   1.25     5.19  -    5.19
         2003                              78     7.43 -    7.43         579           0.00     1.25   -   1.25    32.05  -   32.05
         2002                              66     5.63 -    5.63         372           0.00     1.25   -   1.25   -43.72  -  -32.49
         2001                              19     8.34 -    8.34         161           0.00     1.25   -   1.25    -6.22  -   -6.22

(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(aj) Although available in 2001, there was no activity until 2002
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                       Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment           Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan Stanley
   Variable Investment Series
   Sub-Acconts:
      Aggressive Equity
         2004                             168  $ 10.38 - $ 11.39  $    1,750           0.01%   0.83%  -    1.48%   11.06% -   11.78%
         2003                             177     9.35 -   10.19       1,660           0.01    0.83   -    1.48    24.21  -   25.02
         2002                             203     7.53 -    8.15       1,534           0.31    0.83   -    1.48   -23.74  -  -18.50
         2001                             249     9.87 -    9.91       2,465           0.34    1.35   -    1.48   -29.52  -  -29.43
      Capital Growth
         2002 (am)                          -      N/A -     N/A           -           0.49    1.00   -    1.48      N/A  -     N/A
         2001                             266    22.57 -   22.75       6,044           0.56    1.00   -    1.48   -27.40  -  -27.30
      Dividend Growth
         2004                             946    32.66 -   37.10      35,254           1.58    1.00   -    1.48     6.87  -    7.38
         2003                           1,102    34.72 -   35.09      38,402           1.84    1.35   -    1.48    26.01  -   26.17
         2002                           1,304    27.55 -   27.81      36,025           1.99    1.35   -    1.48   -19.22  -  -19.11
         2001                           1,588    34.11 -   34.38      54,168           1.85    1.35   -    1.48    -6.60  -   -6.48
      Equity
         2004                             419    10.99 -   49.84      21,143           0.41    0.83   -    1.48     9.51  -   10.23
         2003                             503     9.97 -   45.51      23,231           0.37    0.83   -    1.48    21.00  -   21.79
         2002                             611     8.18 -   37.61      23,276           0.34    0.83   -    1.48   -22.37  -  -18.15
         2001                             797    48.45 -   48.84      39,093           0.49    1.35   -    1.48   -27.95  -  -27.86
      European Growth
         2004                             264    35.87 -   38.11       9,568           1.12    1.00   -    1.48    11.08  -   11.61
         2003                             303    32.30 -   32.64       9,877           0.88    1.35   -    1.48    27.14  -   27.30
         2002                             371    25.40 -   25.64       9,495           1.36    1.35   -    1.48   -22.52  -  -22.41
         2001                             482    32.78 -   33.05      15,918           1.16    1.35   -    1.48   -18.97  -  -18.87
      Global Advantage
         2004                             129     8.35 -   11.82       1,084           0.42    0.83   -    1.48    10.89  -   18.15
         2003                             144     7.53 -    7.59       1,089           0.96    1.35   -    1.48    29.19  -   29.36
         2002                             199     5.83 -    5.87       1,159           0.82    1.35   -    1.48   -21.98  -  -21.88
         2001                             274     7.47 -    7.51       2,054           0.62    1.35   -    1.48   -24.46  -  -24.36
      Global Dividend Growth
         2004                             476    21.55 -   22.65      10,361           1.49    1.00   -    1.48    13.24  -   13.79
         2003                             625    10.77 -   19.03      11,354           1.86    0.70   -    1.48     7.69  -   30.13
         2002                             645    14.62 -   14.76       9,510           1.76    1.35   -    1.48   -13.80  -  -13.69
         2001                             826    16.96 -   17.10      14,107           2.70    1.35   -    1.48    -7.63  -   -7.51

(am) On August 31, 2002 Capital Growth merged into Money Market; the investment income and the expense ratios are calculated for the period January 1, 2002 through August 31, 2002.

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      High Yield
         2004                             113  $ 12.69 - $ 12.97  $    1,496           7.33%   0.83%  -    1.48%    8.23% -   26.88%
         2003                             127    11.99 -   12.12       1,547           9.89    1.35   -    1.48    25.85  -   26.02
         2002                             149     9.52 -    9.61       1,439          18.29    1.35   -    1.48    -8.50  -   -8.38
         2001                             189    10.41 -   10.49       1,982          18.54    1.35   -    1.48   -34.73  -  -34.64
      Income Builder
         2004                             131    11.83 -   15.26       2,006           3.66    0.83   -    1.48     9.33  -   10.04
         2003                             142    10.75 -   13.96       1,993           3.02    0.83   -    1.48    19.06  -   19.84
         2002                             166     8.97 -   11.72       1,955           4.52    0.83   -    1.48   -10.26  -   -9.00
         2001                             175    12.88 -   12.96       2,260           4.62    1.35   -    1.48     0.79  -    0.92
      Information
         2004                              82     4.75 -    4.77         390           0.00    1.35   -    1.48     2.02  -    2.15
         2003                              97     4.65 -    4.67         454           0.00    1.35   -    1.48    58.71  -   58.92
         2002                              14     2.93 -    2.94          40           1.15    1.35   -    1.48   -43.92  -  -43.85
         2001                              17     5.23 -    5.24          88           0.18    1.35   -    1.48   -43.72  -  -43.65
      Limited Duration
         2004                             189    10.43 -   11.38       2,155           4.08    0.83   -    1.48    -0.07  -    0.58
         2003                             220    10.37 -   11.39       2,515           4.01    0.83   -    1.48     0.73  -    1.38
         2002                             305    10.23 -   11.31       3,457           3.19    0.83   -    1.48     2.26  -    2.53
         2001                              91    11.03 -   11.07       1,008           3.77    1.35   -    1.48     5.15  -    5.29
      Money Market
         2004                             516    14.10 -   23.01       7,420           0.82    1.00   -    1.48    -0.61  -   -0.14
         2003 (an)                        774    14.18 -   14.33      11,176           0.63    1.35   -    1.48    -0.81  -   -0.68
         2002                           2,133    10.03 -   14.30      27,246           1.19    0.70   -    1.48    -0.15  -    0.31
         2001                           1,177    14.32 -   14.44      17,061           4.14    1.35   -    1.48     2.37  -    2.50
      Pacific Growth
         2004 (k)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                             260     3.97 -    4.02       1,043           0.00    1.35   -    1.48    27.74  -   27.91
         2002                             324     3.11 -    3.14       1,018           0.00    1.35   -    1.48   -24.00  -  -23.90
         2001                             446     4.09 -    4.13       1,839           1.41    1.35   -    1.48   -28.50  -  -28.41
      Quality Income Plus
         2004                             710    11.71 -   24.64      17,737           5.51    0.83   -    1.48     3.68  -    4.36
         2003                             872    11.22 -   23.76      20,978           5.65    0.83   -    1.48     6.85  -   12.21
         2002                           1,062    22.24 -   22.45      23,878           6.10    1.35   -    1.48     3.96  -    4.10
         2001                           1,179    21.39 -   21.56      25,486           5.95    1.35   -    1.48     7.95  -    8.09

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(an) On August 31, 2002 Capital Growth merged into Money Market

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series Sub-Accounts
   (continued):
      S&P 500 Index
         2004                             591  $ 10.66 - $ 10.75  $    6,320           0.98%   1.35%  -    1.48%    8.97% -    9.11%
         2003                             647     9.78 -    9.86       6,349           1.01    1.35   -    1.48    25.98  -   26.14
         2002                             662     7.77 -    7.81       5,148           1.01    1.35   -    1.48   -23.63  -  -23.53
         2001                             745    10.17 -   10.22       7,591           0.92    1.35   -    1.48   -13.53  -  -13.42
      Strategist
         2004                             528    32.97 -   41.28      17,602           1.86    1.00   -    1.48     8.75  -    9.28
         2003                             645    30.31 -   30.64      19,757           1.64    1.35   -    1.48    24.39  -   25.55
         2002                             763    24.37 -   24.60      18,775           1.52    1.35   -    1.48   -11.21  -  -11.10
         2001                             956    27.45 -   27.67      26,487           2.49    1.35   -    1.48   -11.51  -  -11.39
      Utilities
         2004                             375    25.37 -   26.69       9,599           2.47    1.00   -    1.48    18.89  -   19.46
         2003                             441    21.34 -   21.57       9,493           2.88    1.35   -    1.48    15.62  -   15.77
         2002                             532    18.45 -   18.63       9,881           2.83    1.35   -    1.48   -24.00  -  -23.90
         2001                             703    24.28 -   24.48      17,176           2.25    1.35   -    1.48   -26.84  -  -26.75

Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts:
      Aggressive Equity
        (Class Y Shares)
         2004                             143    13.45 -   13.58       1,671           0.00    1.29   -    1.89    10.35  -   11.02
         2003                             142    12.18 -   12.23       1,436           0.00    1.29   -    1.89    21.84  -   22.34
         2002                              49     4.87 -    7.00         344           0.07    1.35   -    1.58   -24.05  -  -23.87
         2001                              14     6.41 -    9.20         119           0.12    1.35   -    1.58   -29.74  -   -8.01
      Capital Growth
        (Class Y Shares)
         2002 (ao)                          -      N/A -     N/A           -           0.32    1.35   -    1.58      N/A  -     N/A
         2001                              17     6.99 -    8.84         141           0.13    1.35   -    1.58   -27.65  -  -11.62
      Dividend Growth
        (Class Y Shares)
         2004                             392    12.96 -   13.10       4,357           1.43    1.29   -    1.89     6.17  -    6.81
         2003                             357    12.21 -   12.26       3,611           1.16    1.29   -    1.89    22.10  -   22.60
         2002                             253     7.52 -    8.23       1,925           2.26    1.35   -    1.58   -19.52  -  -19.33
         2001                             150     9.32 -   10.23       1,407           1.40    1.35   -    1.58    -6.75  -    2.32

(ao) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Equity
        (Class Y Shares)
         2004                             244  $ 12.87 - $ 13.01  $    2,612           0.25%   1.29%  -    1.89%    8.77% -   30.05%
         2003                             184    11.84 -   11.87       1,645           0.05    1.49   -    1.89    18.36  -   18.68
         2002                             146     5.04 -    7.15         982           0.22    1.35   -    1.58   -22.68  -  -22.50
         2001                              64     6.52 -    9.23         504           0.05    1.35   -    1.58   -28.22  -   -7.68
      European Growth
        (Class Y Shares)
         2004                              88    13.95 -   14.09       1,035           1.05    1.29   -    1.89    10.35  -   11.03
         2003                              76    12.64 -   12.69         793           0.00    1.29   -    1.89    26.39  -   26.90
         2002                              52     6.59 -    7.41         382          11.84    1.35   -    1.58   -22.76  -  -22.58
         2001                              33     8.53 -    9.57         317           0.61    1.35   -    1.58   -19.21  -   -4.31
      Global Advantage
        (Class Y Shares)
         2004                              14    13.83 -   13.97         167           0.31    1.29   -    1.89    10.16  -   10.84
         2003                              10    12.55 -   12.60         114           0.00    1.29   -    1.89    25.51  -   26.03
         2002                               3     5.30 -    7.01          21           0.86    1.35   -    1.58   -22.18  -  -22.00
         2001                               2     6.82 -    8.99          14           0.07    1.35   -    1.58   -31.85  -  -10.11
      Global Dividend Growth
        (Class Y Shares)
         2004                             122    14.53 -   14.68       1,639           1.39    1.29   -    1.89    12.49  -   13.17
         2003                              72    12.92 -   12.97         837           0.00    1.29   -    1.89    29.18  -   29.71
         2002                              44     8.35 -    8.47         366           1.88    1.35   -    1.58   -16.47  -  -14.09
         2001                              14     9.86 -    9.87         134           0.52    1.45   -    1.58    -1.41  -   -1.26
      High Yield
        (Class Y Shares)
         2004                             217    12.13 -   12.25       2,124           7.55    1.29   -    1.89     7.49  -    8.15
         2003                             183    11.29 -   11.33       1,541           3.47    1.29   -    1.89    12.85  -   13.31
         2002                              12     7.05 -    7.06          78          20.93    1.35   -    1.48    -8.72  -   -8.60
         2001                               8     7.72 -    7.73          55           6.73    1.35   -    1.48   -22.76  -  -22.71
      Income Builder
        (Class Y Shares)
         2004                             173    12.62 -   12.75       2,019           3.81    1.29   -    1.89     8.63  -    9.29
         2003                             168    11.62 -   11.67       1,771           2.36    1.29   -    1.89    16.18  -   16.66
         2002                              60     8.75 -    9.43         522           3.75    1.35   -    1.58    -9.19  -   -5.68
         2001                               5     9.63 -    9.64          49           2.84    1.35   -    1.48    -3.66  -   -3.59

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Information
        (Class Y Shares)
         2004                              12  $ 15.11 - $ 15.27  $      151           0.00%   1.29%  -    1.89%    1.40% -    2.02%
         2003                              14    14.90 -   14.96         156           0.00    1.29   -    1.89    49.04  -   49.65
         2002                               3     5.00 -    5.00          15           1.25    1.48   -    1.48   -44.12  -  -44.12
         2001                               8     8.94 -    8.94          75           0.00    1.48   -    1.48   -10.60  -  -10.60
      Limited Duration
        (Class Y Shares)
         2004                             542     9.90 -   10.00       5,599           3.93    1.29   -    1.89    -0.74  -   -0.13
         2003                             473     9.98 -   10.02       4,962           1.65    1.29   -    1.89    -0.23  -    0.18
         2002                             169    10.54 -   10.82       1,786           2.12    1.35   -    1.58     2.18  -    2.41
         2001                             257    10.29 -   10.59       2,716           1.29    1.35   -    1.58     2.94  -    5.93
      Money Market
        (Class Y Shares)
         2004                             400     9.77 -    9.87       3,933           0.62    1.29   -    1.89    -1.29  -   -0.68
         2003                             283     9.90 -    9.94       2,812           0.19    1.29   -    1.89    -1.04  -   -0.64
         2002 (ao)                        208    10.04 -   10.25       2,093           1.03    1.35   -    1.58    -0.50  -   -0.27
         2001                             847    10.07 -   10.30       8,736           0.76    1.35   -    1.58     0.68  -    3.02
      Pacific Growth
        (Class Y Shares)
         2004 (k)                           -       NA -      NA           -           0.00    0.00   -    0.00       NA  -      NA
         2003                              17    13.89 -   13.94         187           0.00    1.29   -    1.89    38.87  -   39.43
         2002                               4     4.54 -    6.15          24           0.00    1.48   -    1.58   -24.76  -  -24.68
         2001                               2     6.03 -    6.04          17          13.90    1.45   -    1.58   -39.72  -  -39.62
      Quality Income Plus
        (Class Y Shares)
         2004                             526    10.59 -   10.69       6,012           5.63    1.29   -    1.89     3.09  -    3.72
         2003                             368    10.27 -   10.31       4,209           2.57    1.29   -    1.89     2.69  -    3.11
         2002                             286    10.84 -   11.61       3,107           5.95    1.35   -    1.58     3.61  -    3.85
         2001                             115    10.44 -   11.21       1,210           4.18    1.35   -    1.58     4.36  -   12.07
      S&P 500 Index
        (Class Y Shares)
         2004                             457    13.05 -   13.19       5,061           0.77    1.29   -    1.89     8.21  -    8.87
         2003                             387    12.06 -   12.11       3,775           0.00    1.29   -    1.89    20.65  -   21.14
         2002                             150     6.16 -    7.22       1,066           0.87    1.35   -    1.58   -23.88  -  -23.71
         2001                              65     8.10 -    9.46         594           0.02    1.35   -    1.58   -19.05  -   -5.38

(k)  For period beginning January 1, 2004 and ended April 30, 2004
(ao) On August 31, 2002, Capital Growth (Class Y Shares) merged into Money Market (Class Y Shares)

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Morgan
   Stanley Variable Investment
   Series (Class Y Shares)
   Sub-Accounts (continued):
      Strategist
        (Class Y Shares)
         2004                             279  $ 12.95 - $ 13.08  $    3,201           1.74%   1.29%  -    1.89%    8.04% -    8.70%
         2003                             255    11.99 -   12.03       2,659           0.78    1.29   -    1.89    19.85  -   20.34
         2002                             225     7.62 -    8.47       1,863           1.47    1.35   -    1.58   -11.53  -  -11.32
         2001                             116     8.61 -    9.55       1,097           1.04    1.35   -    1.58   -11.81  -   -4.53
      Utilities
        (Class Y Shares)
         2004                              95    13.52 -   13.66         938           2.26    1.29   -    1.89    18.01  -   18.73
         2003                              84    11.46 -   11.51         639           1.69    1.29   -    1.89    14.58  -   15.05
         2002                              80     5.32 -    6.31         497           2.95    1.35   -    1.58   -24.29  -  -24.11
         2001                              65     7.02 -    8.32         534           0.56    1.35   -    1.58   -27.15  -  -16.79

Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts:
      Oppenheimer Aggressive
        Growth
         2004                             294     6.50 -    6.50       1,912           0.00    1.25   -    1.25    18.28  -   18.28
         2003                             302     5.50 -    5.50       1,660           0.00    1.25   -    1.25    24.02  -   24.02
         2002                             290     3.29 -    4.43       1,284           0.57    1.25   -    1.25   -67.05  -  -28.69
         2001                             137     6.22 -    6.22         853           0.54    1.25   -    1.25   -32.13  -  -32.13
      Oppenheimer Bond
         2004                             143    12.85 -   12.85       1,839           4.21    1.25   -    1.25     4.17  -    4.17
         2003                             121    12.33 -   12.33       1,494           5.37    1.25   -    1.25     5.44  -    5.44
         2002                             106    11.70 -   11.70       1,245           6.03    1.25   -    1.25     7.72  -    7.72
         2001 (ak)                         26    10.86 -   10.86         280           2.71    1.25   -    1.25     8.57  -    8.57
      Oppenheimer Capital
        Appreciation
         2004                             300     7.62 -    7.62       2,285           0.27    1.25   -    1.25     5.60  -    5.60
         2003                             237     7.21 -    7.21       1,711           0.33    1.25   -    1.25    29.31  -   29.31
         2002                             187     5.58 -    5.58       1,041           0.52    1.25   -    1.25   -27.77  -  -27.77
         2001                             108     7.72 -    7.72         833           0.04    1.25   -    1.25   -13.68  -  -13.68

(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   Sub-Accounts (continued):
      Oppenheimer Global
        Securities
         2004                             130  $ 10.69 - $ 10.69  $    1,394           1.19%   1.25%  -    1.25%   17.67% -   17.67%
         2003                             109     9.08 -    9.08         988           0.60    1.25   -    1.25    41.24  -   41.24
         2002                              85     6.43 -    6.43         544           0.44    1.25   -    1.25   -23.11  -  -23.11
         2001                              41     8.36 -    8.36         344           0.03    1.25   -    1.25   -16.37  -  -16.37
      Oppenheimer High
        Income
         2004                              95    12.09 -   12.09       1,149           5.13    1.25   -    1.25     7.60  -    7.60
         2003                              63    11.23 -   11.23         708           6.24    1.25   -    1.25    22.41  -   22.41
         2002                              52     9.18 -    9.18         481           8.89    1.25   -    1.25    -3.61  -   -3.61
         2001 (ak)                         24     9.52 -    9.52         224           0.01    1.25   -    1.25    -4.80  -   -4.80
      Oppenheimer Main
        Street
         2004                             512     8.92 -    8.92       4,573           0.82    1.25   -    1.25     8.09  -    8.09
         2003                             494     8.26 -    8.26       4,078           0.83    1.25   -    1.25    25.14  -   25.14
         2002                             402     6.60 -    8.66       2,651           0.59    1.25   -    1.35   -19.81  -  -13.43
         2001                             173     8.23 -    8.23       1,424           0.37    1.25   -    1.25   -11.29  -  -11.29
      Oppenheimer Main Street
        Small Cap Growth
         2004                             165    12.01 -   12.01       1,979           0.00    1.25   -    1.25    17.93  -   17.93
         2003                             119    10.19 -   10.19       1,217           0.00    1.25   -    1.25    42.56  -   42.56
         2002                              78     7.15 -    7.15         557           0.00    1.25   -    1.25   -16.80  -  -16.80
         2001                              22     8.59 -    8.59         192           0.00    1.25   -    1.25    -1.61  -   -1.61
      Oppenheimer Strategic
        Bond
         2004                             263    14.18 -   14.18       3,735           5.10    1.25   -    1.25     7.32  -    7.32
         2003                             277    13.22 -   13.22       3,661           5.75    1.25   -    1.25    16.60  -   16.60
         2002                             221    10.41 -   11.34       2,504           5.59    1.25   -    1.35     4.07  -    6.10
         2001                              96    10.68 -   10.68       1,029           2.27    1.25   -    1.25     3.53  -    3.53

Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts:
      Oppenheimer Aggressive
        Growth (SC)
         2004                             120    14.47 -   14.70       1,754           0.00    1.29   -    1.99    17.06  -   17.89
         2003 (ad)                         50    12.36 -   12.47         621           0.00    1.29   -    1.99    23.64  -   24.68

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Oppenheimer
   Variable Account Funds
   (Service Class ("SC"))
   Sub-Accounts (continued):
      Oppenheimer
        Balanced (SC) (l)
         2004                          314     $ 14.06 - $ 14.28  $    4,467           0.53%   1.29%  -    1.99%   7.61%  -    8.38%
         2003 (ad)                      54       13.07 -   13.18         711           0.00    1.29   -    1.99   30.67   -   31.76
      Oppenheimer Bond (SC)
         2004 (g)                       31       10.10 -   10.12         310           0.00    1.29   -    1.79    1.05   -    1.18
      Oppenheimer Capital
        Appreciation (SC)
         2004                          495       12.82 -   12.97       6,386           0.15    1.29   -    1.99    4.49   -   29.68
         2003 (ad)                     121       12.26 -   12.32       1,486           0.00    1.29   -    1.99   22.64   -   23.23
      Oppenheimer Global
        Securities (SC)
         2004                          172       16.55 -   16.81       2,874           0.83    1.29   -    1.99   16.51   -   17.35
         2003 (ad)                      67       14.20 -   14.32         958           0.00    1.29   -    1.99   42.04   -   43.23
      Oppenheimer High
        Income (SC)
         2004                          420       13.78 -   13.99       5,849           2.89    1.29   -    1.99    6.57   -    7.33
         2003 (ad)                      57       12.93 -   13.04         734           0.00    1.29   -    1.99   29.30   -   30.39
      Oppenheimer Main
        Street (SC)
         2004                          809       13.49 -   13.70      11,023           0.46    1.29   -    1.99    6.97   -    7.74
         2003 (ad)                     226       12.61 -   12.71       2,858           0.00    1.29   -    1.99   26.07   -   27.13
      Oppenheimer Main
        Street Small Cap
        Growth (SC)
         2004                          208       17.09 -   17.36       3,592           0.00    1.29   -    1.99   16.81   -   17.64
         2003 (ad)                      70       14.63 -   14.75       1,023           0.00    1.29   -    1.99   46.32   -   47.55
      Oppenheimer Strategic
        Bond (SC)
         2004                          953       12.87 -   13.07      12,396           2.05    1.29   -    1.99    6.28   -    7.04
         2003 (ad)                     134       12.11 -   12.21       1,624           0.00    1.29   -    1.99   21.11   -   22.13

(g)  For period beginning October 1, 2004 and ended December 31, 2004
(l)  Previously known as Oppenheimer Multiple Strategies (SC)
(ad) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust Sub-Accounts:
      VT American Government
        Income
         2004                             626  $ 12.16 - $ 12.78  $    7,971           3.96%   1.25%  -    1.65%    0.97% -    1.38%
         2003                             784    12.05 -   12.61       9,849           4.22    1.25   -    1.65    -0.12  -    0.29
         2002                             880    12.06 -   12.57      11,047           1.88    1.25   -    1.65     7.51  -   20.62
         2001                             414    11.42 -   11.69       4,837           0.00    1.25   -    1.60     5.21  -   14.20
      VT Asia Pacific
         2002 (ap)                          -      N/A -     N/A           -           0.00    1.25   -    1.25      N/A  -     N/A
         2001                              22     7.19 -    7.19         156           0.00    1.25   -    1.25   -24.96  -  -24.96
      VT Capital Appreciation
         2004                             129     8.17 -    8.31       1,066           0.00    1.25   -    1.65    12.81  -   13.27
         2003                             135     7.24 -    7.34         986           0.00    1.25   -    1.65    22.74  -   23.23
         2002                             121     5.90 -    5.95         722           0.13    1.25   -    1.65   -41.02  -  -23.32
         2001                              76     7.73 -    7.76         593           0.00    1.25   -    1.60   -22.72  -  -14.99
      VT Capital Opportunities
         2004                              11    15.00 -   15.09         158           0.67    1.25   -    1.60    16.23  -   16.65
         2003 (ad)                        103    12.90 -   12.93       1,330           4.31    1.25   -    1.65    28.98  -   29.32
      VT Discovery Growth
         2004                             330     4.73 -    4.81       1,584           0.00    1.25   -    1.65     5.80  -    6.23
         2003                             357     4.47 -    4.53       1,614           0.00    1.25   -    1.65    29.83  -   30.35
         2002                             334     3.44 -    3.48       1,160           0.00    1.25   -    1.65   -65.56  -  -30.46
         2001                             109     4.98 -    5.00         544           0.00    1.25   -    1.60   -50.24  -  -31.65
      VT Diversified Income
         2004                             724    13.29 -   13.34       9,623           9.43    1.25   -    1.65     7.40  -    7.84
         2003                             859    12.33 -   12.42      10,591           8.77    1.25   -    1.65    18.07  -   18.55
         2002                             842    10.40 -   10.52       8,757           8.27    1.25   -    1.65     4.58  -    5.20
         2001                             705     9.94 -    9.95       7,012           6.22    1.25   -    1.60    -0.51  -    2.21
      VT Equity Income
         2004                              79    13.30 -   13.23       1,044           0.00    1.25   -    1.60    10.03  -   10.42
         2003 (ad)                         35    12.02 -   12.05         424           0.96    1.25   -    1.60    20.20  -   20.49
      VT The George Putnam
        Fund of Boston
         2004                           1,459    11.11 -   11.99      16,826           1.82    1.25   -    1.89     6.16  -    6.86
         2003                           1,347    10.40 -   12.07      14,344           2.13    1.25   -    1.89    15.58  -   20.72
         2002                           1,158     9.00 -    9.65      10,558           2.24    1.25   -    1.65    -9.89  -   -3.50
         2001                             804     9.99 -   11.37       8,132           1.90    1.25   -    1.60    -0.81  -   13.71

(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ap) For the Period Beginning January 1, 2002 and Ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Global Asset
        Allocation
         2004                             634  $ 10.17 - $ 13.27  $    6,870           1.71%   1.25%  -    1.99%    7.74% -   32.67%
         2003                             263     9.44 -   12.42       2,526           5.54    1.25   -    1.89    20.37  -   24.21
         2002                             190     7.52 -    7.84       1,481           1.94    1.25   -    1.65   -24.85  -  -13.61
         2001                             201     8.73 -    9.08       1,826           0.73    1.25   -    1.60   -12.72  -   -9.66
      VT Global Equity
         2004                             760     5.59 -    8.27       6,090           1.94    1.25   -    1.65    11.81  -   12.26
         2003                             803     5.00 -    7.37       5,760           1.04    1.25   -    1.65    27.10  -   27.62
         2002                           1,189     3.94 -    5.78       6,204           0.06    1.25   -    1.65   -60.63  -  -23.37
         2001                             958     4.90 -    7.54       7,127           0.00    1.25   -    1.60   -50.96  -  -30.65
      VT Growth and Income
         2004                           4,755     9.98 -   14.71      49,138           1.55    1.25   -    1.89     9.01  -    9.72
         2003                           4,927     9.09 -   13.49      45,824           1.71    1.25   -    1.89    25.79  -   34.93
         2002                           4,935     7.23 -    7.95      36,152           1.54    1.25   -    1.65   -20.00  -  -20.33
         2001                           4,332     9.98 -    9.04      39,446           1.33    1.25   -    1.65    -7.57  -   -0.17
      VT Growth Opportunities
         2004                             557     4.13 -    4.24       2,361           0.00    1.25   -    1.65     0.06  -    0.47
         2003                             585     4.13 -    4.22       2,469           0.00    1.25   -    1.65   -58.72  -   21.52
         2002                             587     3.47 -    3.48       2,038           0.00    1.25   -    1.60   -30.62  -  -30.37
         2001                             698     4.98 -    5.01       3,478           0.00    1.25   -    1.60   -49.87  -  -32.95
      VT Health Sciences
         2004                             642    11.21 -   11.84       7,075           0.18    1.25   -    1.99     4.99  -    5.79
         2003                             657    10.60 -   11.28       6,848           0.52    1.25   -    1.99    12.78  -   16.91
         2002                             654     7.55 -    9.07       5,890           0.00    1.25   -    1.65   -24.46  -  -21.34
         2001                             663     9.49 -   11.53       7,600           0.00    1.25   -    1.60   -20.76  -   -5.06
      VT High Yield
         2004                             637    12.28 -   14.46       8,255           7.70    1.25   -    1.89     8.45  -    9.16
         2003                             583    11.25 -   13.33       6,667           8.96    1.25   -    1.89    24.96  -   33.33
         2002                             469     9.01 -    9.11       4,221          12.16    1.25   -    1.65    -8.89  -   -1.97
         2001                             415     9.12 -    9.19       3,807          10.36    1.25   -    1.60    -8.79  -    2.35
      VT Income
         2004                           1,697    10.67 -   12.41      20,522           3.96    1.25   -    1.99     2.36  -    3.13
         2003                           1,643    10.42 -   12.04      19,661           4.43    1.25   -    1.99     3.12  -    4.20
         2002                           1,542    11.67 -   11.88      18,009           4.57    1.25   -    1.65     6.54  -   18.85
         2001                           1,019    10.96 -   11.12      11,167           3.96    1.25   -    1.60     5.95  -   11.18

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT International Equity
         2004                           1,162  $ 11.93 - $ 14.41  $   13,653           1.48%   0.83%  -    1.89%   14.00% -   15.23%
         2003                           1,258    10.42 -   13.37      12,739           0.85    1.25   -    1.89    26.92  -   33.70
         2002                           1,580     5.79 -    8.21      11,714           0.76    1.25   -    1.65   -19.03  -  -18.70
         2001                           1,103     7.15 -   10.10      10,863           0.26    1.25   -    1.65   -28.46  -  -21.61
      VT International Growth
        and Income
         2004                             247    10.64 -   11.89       2,913           1.19    1.25   -    1.65    18.99  -   19.47
         2003                             246     8.94 -    9.95       2,436           1.93    1.25   -    1.65    35.58  -   36.13
         2002                             411     6.60 -    7.31       2,893           0.46    1.25   -    1.65   -34.04  -  -14.85
         2001                             260     8.14 -    8.58       2,225           0.92    1.25   -    1.60   -21.80  -  -18.65
      VT International New
        Opportunities
         2004                             229     5.77 -    9.71       2,167           0.98    1.25   -    1.65    11.48  -   11.93
         2003                             249     5.17 -    8.68       2,125           0.38    1.25   -    1.65    31.01  -   31.54
         2002                             570     3.95 -    6.60       2,980           0.54    1.25   -    1.65   -60.50  -  -14.71
         2001                             318     3.97 -    7.74       2,449           0.00    1.25   -    1.60   -60.32  -  -29.57
      VT Investors
         2004                           2,137     7.62 -   13.41      16,303           0.46    1.25   -    1.89    10.51  -   11.23
         2003                           2,373     6.85 -   12.98      16,229           0.39    1.25   -    1.89    25.55  -   29.80
         2002                           2,518     4.63 -    5.46      13,625           0.16    1.25   -    1.65   -53.73  -  -24.83
         2001                           2,525     6.36 -    7.26      18,237           0.00    1.25   -    1.60   -36.40  -  -25.72
      VT Mid Cap Value
         2004                              59    14.50 -   14.59         861           0.00    1.25   -    1.65    13.54  -   14.00
         2003 (ad)                        144    12.77 -   12.80       1,845           1.58    1.25   -    1.65    27.67  -   28.01
      VT Money Market
         2004                             971     9.70 -   10.80       9,953           0.53    1.25   -    1.99    -1.34  -   -0.60
         2003                           1,203     9.83 -   10.87      12,668           0.48    1.25   -    1.99    -1.68  -   -0.75
         2002                           1,042    10.45 -   10.95      11,329           1.40    1.25   -    1.65    -0.07  -    4.52
         2001                             992    10.58 -   10.96      10,855           3.58    1.25   -    1.60     2.47  -    5.80
      VT New Opportunities
         2004                           1,647     7.71 -   14.59      12,158           0.00    1.25   -    1.89     8.22  -    8.93
         2003                           1,777     7.08 -   13.48      12,001           0.00    1.25   -    1.89    30.78  -   34.84
         2002                           1,875     3.36 -    5.41       9,650           0.00    1.25   -    1.65   -66.42  -  -31.38
         2001                           1,963     4.68 -    7.89      14,891           0.00    1.25   -    1.60   -53.24  -  -31.02

(ad) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT New Value
         2004                             699  $ 13.48 - $ 16.45  $    9,913           0.78%   1.25%  -    1.99%   13.13% -   13.99%
         2003                             612    11.82 -   14.54       7,393           1.15    1.25   -    1.99    30.82  -   45.42
         2002                             615     9.04 -   10.11       5,632           0.89    1.25   -    1.65   -16.66  -    1.09
         2001                             430    10.84 -   13.59       4,707           0.51    1.25   -    1.60     2.02  -   35.90
      VT OTC & Emerging
        Growth
         2004                             510     3.11 -    4.94       2,417           0.00    1.25   -    1.65     6.74  -    7.17
         2003                           1,311     2.91 -    4.61       4,642           0.00    1.25   -    1.65    33.48  -   34.02
         2002                             547     2.18 -    3.44       1,874           0.00    1.25   -    1.65   -78.20  -  -33.07
         2001                             597     2.19 -    5.14       3,048           0.00    1.25   -    1.60   -78.11  -  -46.38
      VT Research
         2004                             784     9.09 -   13.81       7,312           0.00    1.25   -    1.89     5.53  -    6.22
         2003                             825     8.55 -   13.08       7,079           0.28    1.25   -    1.89    23.76  -   30.83
         2002                             874     5.85 -    6.91       6,005           0.56    1.25   -    1.65   -41.49  -  -23.18
         2001                             752     8.24 -    9.00       6,749           0.25    1.25   -    1.60   -19.86  -  -17.56
      VT Small Cap Value
         2004                             578    14.04 -   19.69      11,863           0.35    0.83   -    1.65    24.13  -   25.17
         2003                             572    15.87 -   17.62       9,431           0.31    1.25   -    1.65    47.18  -   47.79
         2002                             539    10.78 -   11.92       6,104           0.21    1.25   -    1.65   -19.62  -  -19.29
         2001                             349    13.41 -   14.77       5,150           0.01    1.25   -    1.65    16.65  -   34.11
      VT Technolgy
         2002 (ap)                          -      N/A -     N/A           -           0.00    1.25   -    1.60      N/A  -     N/A
         2001                             246     3.55 -    3.57         880           0.00    1.25   -    1.60   -64.45  -  -39.94
      VT Utilities Growth and
        Income
         2004                             446     9.86 -   16.76       4,621           2.04    1.25   -    1.89    19.30  -   20.08
         2003                             434     8.21 -   14.04       3,606           3.48    1.25   -    1.89    23.27  -   40.45
         2002                             459     6.39 -    6.66       3,058           3.51    1.25   -    1.65   -36.08  -  -25.04
         2001                             486     8.89 -    9.10       4,317           2.57    1.25   -    1.60   -23.30  -   -9.05
      VT Vista
         2004                             836     9.25 -   15.73       7,662           0.00    1.25   -    1.99    17.12  -   57.31
         2003                           1,103     7.90 -   13.55       7,760           0.00    1.25   -    1.89    31.50  -   35.49
         2002                             798     3.78 -    6.00       4,734           0.00    1.25   -    1.65   -62.24  -  -31.47
         2001                             853     5.56 -    8.76       7,388           0.00    1.25   -    1.60   -44.40  -  -34.34

(ap) For the Period Beginning January 1, 2002 and Ended October 11, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Putnam
   Variable Trust
   Sub-Accounts (continued):
      VT Voyager
         2004                           3,027  $ 8.40 -  $ 12.06  $   25,367           0.25%   1.25%  -    1.89%    3.05% -    3.72%
         2003                           3,124    8.10 -    12.39      24,653           0.35    1.25   -    1.89    23.35  -   23.87
         2002                           2,977    4.53 -     6.56      18,899           0.65    1.25   -    1.65   -27.75  -  -27.45
         2001                           2,963    6.27 -     9.05      26,084           1.11    1.25   -    1.65   -37.28  -  -23.39

Investments in the Scudder
   Variable Series I
   Sub-Accounts:
      21st Century Growth
         2004                              <1    8.62 -     8.62           3           0.00    0.70   -    0.70    10.08  -   10.08
         2003                              <1    7.83 -     7.83           3           0.00    0.70   -    0.70    29.96  -   29.96
         2002                               1    6.00 -     6.02           6           0.00    0.70   -    0.80   -41.72  -  -41.66
         2001                              <1   10.30 -    10.32           5           0.00    0.70   -    0.80   -23.63  -    2.96
      Balanced
         2004                              <1   11.46 -    11.46           3           1.68    0.80   -    0.80     5.63  -    5.63
         2003                              <1   10.85 -    10.85           3           7.04    0.80   -    0.80    16.99  -   16.99
         2002                               1    9.27 -     9.27          11           1.12    0.80   -    0.80   -15.75  -  -15.75
         2001                              <1   11.01 -    11.01           3           0.00    0.80   -    0.80    10.05  -   10.05
      Bond
         2004                               3   13.14 -    13.22          43           3.81    0.70   -    0.80     4.54  -    4.64
         2003                               3   12.57 -    12.64          41           7.40    0.70   -    0.80     4.22  -    4.33
         2002                               1   12.06 -    12.11          16           4.08    0.70   -    0.80     6.79  -    6.90
         2001                               1   11.30 -    11.33           8           4.42    0.70   -    0.80    12.97  -   13.32
      Capital Growth
         2004                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -       - -        -           -           2.84    0.00   -    0.00     0.00  -    0.00
         2002                               1    7.22 -     7.22           4           0.14    0.80   -    0.80   -29.75  -  -29.75
         2001                              <1   10.27 -    10.27           2           0.00    0.80   -    0.80     2.72  -    2.72
      Global Discovery
         2004                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2003                               -       - -        -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2002                              <1    9.98 -     9.98           4           0.00    0.80   -    0.80   -20.53  -  -20.53
         2001                              <1   12.56 -    12.56           2           0.00    0.80   -    0.80    25.57  -   25.57
      Growth and Income
         2004                               1    9.47 -     9.52           8           0.75    0.70   -    0.80     9.28  -    9.39
         2003                               1    8.66 -     8.71           7           0.63    0.70   -    0.80    25.73  -   25.85
         2002                               2    6.89 -     6.92          13           0.58    0.70   -    0.80   -23.74  -  -23.66
         2001                               1    9.03 -     9.06           7           1.42    0.70   -    0.80    -9.65  -   -9.37

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Scudder
   Variable Series I
   Sub-Accounts (continued):
      International
         2004                              <1  $ 10.12 - $ 10.12  $        4           1.23%   0.70%  -    0.70%   15.72% -   15.72%
         2003                              <1     8.74 -    8.74           3           0.40    0.70   -    0.70    26.86  -   26.86
         2002                               1     6.86 -    6.89           7           0.62    0.70   -    0.80   -19.02  -  -18.94
         2001                               1     8.47 -    8.50           5           0.67    0.70   -    0.80   -15.26  -  -14.99
      Money Market
         2004                               1    11.44 -   11.44          12           0.90    0.80   -    0.80     0.09  -    0.09
         2003                               1    11.43 -   11.43          12           1.50    0.80   -    0.80    14.33  -   14.33
         2002 (aq)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00
         2001 (aq)                          -        - -       -           -           0.00    0.00   -    0.00     0.00  -    0.00

Investments in the Scudder
   Variable Series II
   Sub-Account:
      Growth
         2004                              <1     7.65 -    7.65           3           0.26    0.70   -    0.70     4.41  -    4.41
         2003                              <1     7.32 -    7.32           3           0.11    0.70   -    0.70    23.84  -   23.84
         2002                              <1     5.89 -    5.91           3           0.00    0.70   -    0.80   -41.08  -  -29.90
         2001 (ar)                         <1     8.41 -    8.44           3           0.00    0.70   -    0.80   -23.86  -  -23.80

Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts:
      Van Kampen UIF Emerging
        Markets Equity (m)
         2004                              94    11.91 -   14.84       1,215           0.71    0.83   -    1.58    21.18  -   48.41
         2003                              74     9.83 -   12.98         793           0.00    1.35   -    1.58    -1.68  -   47.67
         2002                              66     6.82 -    8.77         479           0.00    1.35   -    1.48   -10.24  -  -10.12
         2001                              65     7.55 -    7.59         495           0.00    1.35   -    1.48    -7.87  -   -7.75
      Van Kampen UIF
        Equity Growth (n)
         2004 (i)                         335    10.74 -   10.79       3,196           0.21    1.29   -    1.89     7.41  -    7.85
         2003                             234     6.37 -    8.46       2,000           0.00    1.35   -    1.58    22.97  -   23.25
         2002                             250     5.18 -    6.87       1,762           0.17    1.35   -    1.58   -29.00  -  -28.83
         2001                             234     7.30 -   10.14       2,352           0.00    1.35   -    1.58   -27.02  -  -16.26


(i)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(m)  Previously known as UIF Emerging Markets Equity
(n)  Previously known as UIF Equity Growth
(aq) Although available in 2001 and 2002, there was no activity until 2003
(ar) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable
     Series I merged into the Growth Sub-Account of the Scudder Variable Series II


ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   Sub-Accounts (continued):
      Van Kampen UIF
        International Magnum (o)
         2004                              95   9.85  -    10.89         961           3.85    1.35   -    1.48    15.66  -   15.81
         2003                             180   8.52  -    10.31       1,704           0.26    0.70   -    1.48     3.08  -   25.55
         2002                             102   6.83  -     7.46         705           1.09    1.35   -    1.48   -18.04  -  -17.93
         2001                              88   7.88  -     8.32         736           0.47    1.35   -    1.58   -21.23  -  -20.38
      Van Kampen UIF
        Mid Cap Growth (p)
         2004                              83  12.22  -    12.95       1,019           0.00    0.83   -    1.58    19.69  -   20.59
         2003                              58  10.21  -    10.74         596           0.00    0.83   -    1.58     2.07  -   40.59
         2002 (al)                         28   7.32  -     7.64         208           0.00    0.83   -    1.48   -26.81  -  -23.62
      Van Kampen UIF
        U.S. Mid Cap Value (q)
         2004 (j)                         496  11.28  -    12.41       5,518           0.03    0.83   -    1.99    12.76  -   13.65
         2003                             258   9.52  -    10.92       2,509           0.00    0.83   -    1.58     9.22  -   39.29
         2002                             233   6.84  -     6.95       1,624           0.00    1.35   -    1.58   -29.15  -  -28.99
         2001                              86   9.65  -     9.79         846           0.00    1.35   -    1.58    -4.46  -   -3.51
      Van Kampen UIF
        U.S. Real Estate (r)
         2004                             116  16.73  -    20.03       2,348           1.56    0.83   -    1.58    34.26  -   35.27
         2003                             112  12.37  -    14.92       1,700           0.00    0.83   -    1.58    23.69  -   36.29
         2002                             115   9.98  -    10.95       1,317           3.75    1.35   -    1.58    -2.79  -    9.47
         2001                              74  12.12  -    12.17         880           4.90    1.35   -    1.48     8.22  -    8.36

Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts:
      UIF Active International
        Allocation (Class II)
         2003 (af)                          -    N/A  -      N/A           -           0.00    0.00   -    0.00      N/A  -     N/A

(j) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(o)  Previously known as UIF International Magnum
(p)  Previously known as UIF Mid Cap Growth
(q)  Previously known as UIF Mid Cap Value
(r)  Previously known as UIF U.S. Real Estate
(af) For the period beginning May 1, 2003 and ended October 31, 2003
(al) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
        Emerging Markets
        Debt (Class II) (s)
         2004                             179  $ 14.94 - $ 15.17  $    2,613           7.96%   1.29%  -    1.99%   7.89%  -    8.66%
         2003 (ad)                         31    11.32 -   13.84         388           0.00    1.29   -    1.99   13.19   -   38.44
      Van Kampen UIF
        Emerging Markets
        Equity (Class II) (t)
         2004                              43    17.92 -   18.10         768           0.63    1.29   -    1.89   20.67   -   21.41
         2003 (ac)                         17    14.85 -   14.91         259           0.00    1.29   -    1.89   48.51   -   49.12
      Van Kampen UIF
        Equity and Income (u)
        (Class II)
         2004                             176    10.94 -   10.99       2,114           0.00    1.29   -    1.89    9.44   -    9.89
         2003 (ac)                          8    11.57 -   11.62          98           0.90    1.29   -    1.89   15.75   -   16.22
      Van Kampen UIF
        Equity Growth (v)
        (Class II)
         2004                              86    10.72 -   12.42       1,006           0.12    1.29   -    1.89    6.04   -    7.16
         2003 (ac)                         36    11.67 -   11.71         426           0.00    1.29   -    1.89   16.67   -   17.15
      Van Kampen UIF
        Global Franchise (w)
        (Class II)
         2004                             206    11.05 -   11.13       2,566           0.19    1.29   -    1.99   10.52   -   11.31
         2003 (ac)                         13    12.20 -   12.25         158           0.00    1.29   -    1.89   22.01   -   22.51
      Van Kampen UIF
        Mid Cap Growth (x)
        (Class II)
         2004                              98    15.57 -   15.73       1,532           0.00    1.29   -    1.89   19.18   -   19.91
         2003 (ac)                         48    13.06 -   13.12         630           0.00    1.29   -    1.89   30.63   -   31.16

(s)  Previously known as UIF Emerging Markets Debt (Class II)
(t)  Previously known as UIF Emerging Markets Equity (Class II)
(u)  Previously known as UIF Equity and Income (Class II)
(v)  Previously known as UIF Equity Growth (Class II)
(w)  Previously known as UIF Global Franchise (Class II)
(x)  Previously known as UIF Mid Cap Growth (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in The Universal
   Institutional Funds, Inc.
   (Class II) Sub-Accounts
   (continued):
      Van Kampen UIF
        Small Company
        Growth (Class II) (y)
         2004                             107  $ 15.80 - $ 15.99  $    1,708           0.00%   1.29%  -    1.99%   16.58% -   17.41%
         2003 (ad)                         61    13.56 -   13.62         823           0.00    1.29   -    1.99    35.56  -   36.21
      Van Kampen UIF
        U.S. Mid Cap Value (z)
        (Class II)
         2004                             290    11.28 -   15.16       3,972           0.01    1.29   -    1.89    12.77  -   13.05
         2003 (ac)                         87    13.35 -   13.41       1,166           0.00    1.29   -    1.89    33.54  -   34.08
      Van Kampen UIF
        U.S. Real Estate (aa)
        (Class II)
         2004                             315    17.17 -   19.31       6,008           1.66    1.29   -    1.99    33.37  -   34.32
         2003 (ad)                         56    12.79 -   14.48         769           0.00    1.29   -    1.99    27.85  -   44.79

Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts:
      LIT Comstock
         2004                             473    12.04 -   12.39       6,011           0.94    0.83%  -    1.58    15.91  -   16.78
         2003                             347    11.51 -   11.51       3,808           0.84    0.83   -    1.58    29.36  -   29.36
         2002                             171     8.89 -    8.89       1,478           0.57    0.83   -    1.58   -20.26  -  -18.34
         2001                              39    11.15 -   11.15         433           0.00    1.25   -    1.25    -3.68  -   -3.68
      LIT Domestic Income
         2002 (as)                          -      N/A -     N/A           -          33.91    1.25   -    1.25      N/A  -     N/A
         2001 (ak)                          7    11.24 -   11.24          81           0.07    1.25   -    1.25    12.37  -   12.37
      LIT Emerging Growth
         2004                             335     4.72 -    4.48       2,674           0.00    1.25   -    1.58     5.36  -    5.70
         2003                             345     4.24 -    4.24       2,725           0.00    1.25   -    1.25    25.75  -   25.75
         2002                             338     3.37 -    3.37       2,368           0.35    1.25   -    1.25   -33.33  -  -33.33
         2001                             320     5.05 -    5.05       3,993           0.05    1.25   -    1.25   -32.35  -  -32.35

(y)  Previously known as UIF Small Company Growth (Class II)
(z)  Previously known as UIF U.S. Mid Cap Value (Class II)
(aa) Previously known as UIF U.S. Real Estate (Class II)
(ac) For the period beginning July 1, 2003 and ended December 31, 2003
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001
(as) On May 1, 2002 LIT Domestic Income merged into LIT Government

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Van Kampen
   Life Investment Trust
   Sub-Accounts (continued):
      LIT Government
         2004                              49  $ 11.00 - $ 11.00  $      539           4.85%   1.25%  -    1.25%    2.87% -    2.87%
         2003                              57    10.69 -   10.69         607           4.27    1.25   -    1.25     0.47  -    0.47
         2002 (al)                         47    10.64 -   10.64         496           0.00    1.25   -    1.25     6.42  -    6.42
      LIT Money Market
         2004                             200    10.26 -   10.26       2,048           0.91    1.25   -    1.25    -0.46  -   -0.46
         2003                             193    10.31 -   10.31       1,987           0.58    1.25   -    1.25    -0.69  -   -0.69
         2002                             199    10.38 -   10.38       2,066           1.16    1.25   -    1.25    -0.05  -   -0.05
         2001 (ak)                        129    10.38 -   10.38       1,344           2.60    1.25   -    1.25     3.81  -    3.81

Investments in the Van Kampen
   Life Investment Trust
   (Class II) Sub-Accounts:
      LIT Aggressive Growth
        (Class II)
         2004 (h)                         146    11.10 -   11.19       1,790           0.00    0.83   -    1.99    11.00  -   11.87
         2003                              39    12.81 -   12.86         503           0.00    1.29   -    1.89    28.11  -   28.64
      LIT Comstock (Class II)
         2004                           1,093    11.31 -   11.37      14,647           0.56    1.29   -    1.99    13.12  -   13.66
         2003                             562    12.47 -   12.53       6,425           0.00    1.29   -    1.89    24.75  -   25.25
         2002 (al)                        126     8.05 -    8.05       1,017           0.00    1.35   -    1.48   -19.53  -  -19.46
      LIT Emerging Growth
        (Class II)
         2004                             270    12.26 -   12.45       2,951           0.00    1.29   -    1.99     4.65  -    5.40
         2003                             161    11.71 -   11.85       1,506           0.00    1.29   -    1.99    17.12  -   18.53
         2002                              65     5.82 -    5.83         381           0.03    1.35   -    1.48   -33.65  -  -33.56
         2001 (ak)                         14     8.77 -    8.78         125           0.00    1.35   -    1.48   -12.26  -  -12.20
      LIT Growth and Income
        (Class II)
         2004                             553    13.99 -   14.90       8,063           0.47    1.29   -    1.99    11.85  -   12.65
         2003 (ad)                        183    12.42 -   13.33       2,373           0.00    1.29   -    1.99    24.23  -   33.26
      LIT Money Market
        (Class II)
         2004                             554     9.85 -    9.93       5,487           0.78    1.29   -    1.99    -1.45  -   -0.75
         2003 (ag)                          4    10.00 -   10.00          40           0.00    1.29   -    1.29     0.00  -    0.00

(h) On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II)
(ad) For period beginning May 1, 2003 and ended December 31, 2003
(ag) For the Period beginning December 31, 2003 and ended December 31, 2003
(ak) For the period beginning May 1, 2001 and ended December 31, 2001
(al) For the period beginning May 1, 2002 and ended December 31, 2002

ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  At December 31,                        For the year ended December 31,
                                       -------------------------------------  -----------------------------------------------------
                                                 Accumulation                                      Expense              Total
                                       Units    Unit Fair Value   Net Assets   Investment          Ratio**            Return***
                                       (000s)  Lowest to Highest    (000s)    Income Ratio*   Lowest to Highest   Lowest to Highest
                                       ------  -----------------  ----------  -------------   -----------------   -----------------
Investments in the Wells Fargo
   Variable Trust Sub-Accounts:
      Wells Fargo VT Asset
        Allocation
         2004                              59  $ 10.31 - $ 10.31  $      612           1.95%   1.25%  -    1.25%    7.98% -    7.98%
         2003                              67     9.54 -    9.54         636           1.65    1.25   -    1.25    20.57  -   20.57
         2002                              54     7.92 -    7.92         431           2.40    1.25   -    1.25   -13.94  -  -13.94
         2001                              13     9.20 -    9.20         120           1.68    1.25   -    1.25    -8.13  -   -8.13
      Wells Fargo VT Equity
        Income
         2004                              30    10.62 -   10.62         323           1.52    1.25   -    1.25     9.69  -    9.69
         2003                              26     9.68 -    9.68         250           1.54    1.25   -    1.25    24.63  -   24.63
         2002                              24     7.77 -    7.77         184           1.93    1.25   -    1.25   -20.27  -  -20.27
         2001                               8     9.74 -    9.74          82           1.56    1.25   -    1.25    -6.60  -   -6.60
      Wells Fargo VT Growth
         2004                              56     6.90 -    6.90         387           0.00    1.25   -    1.25     7.02  -    7.02
         2003                              40     6.45 -    6.45         260           0.00    1.25   -    1.25    22.04  -   22.04
         2002                              20     5.29 -    5.29         108           0.10    1.25   -    1.25   -26.77  -  -26.77
         2001                               5     7.22 -    7.22          35           0.02    1.25   -    1.25   -20.22  -  -20.22

                                     PART C

                                OTHER INFORMATION


24A. FINANCIAL STATEMENTS

Allstate Life Insurance Company of New York Financial Statements and Financial Statement Schedules and Allstate Life of New York Separate Account A Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS

Unless otherwise indicated, the following exhibits, which correspond to those required by Item 24(b) of Form N-4, are filed herewith:

(1) Form of Resolution of the Board of Directors of Allstate Life Insurance Company of New York authorizing establishment of the Allstate Life of New York Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated April 30, 1999.)

(2) Not Applicable

(3) (a) Form of Underwriting Agreement among Allstate Life Insurance Company of New York and Allstate Life Financial Services, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

(4) (a) Form of Contract for the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract (Previously filed in Pre-Effective Amendment No.1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Form of Amendatory Endorsement to Add Dollar Cost Averaging Fixed Accounts to the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001.)

     (c) Form of Amendatory Endorsement for Transfer Limitations under the "Allstate Custom Portfolio", "Allstate Provider", or "SelectDirections" Variable Annuity, a group flexible premium deferred variable annuity contract. (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 20, 2001.)

     (c) Form of Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-94785) dated April 11, 2003.)

(5) (a) Form of Application for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Form of Application for Allstate Provider Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

     (c) Form of Application for SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

(6) (a) Restated Certificate of Incorporation of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

     (b) Amended By-laws of Allstate Life Insurance Company of New York (Previously filed in Depositor's Form 10-K dated March 30, 2000 and incorporated herein by reference.)

(7)  Not applicable

(8) (a) Form of Participation Agreement among Allstate Life Insurance Company of New York, AIM Variable Insurance Funds, Inc., and AIM Distributors, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-65381) dated September 20, 1996.)

     (b) Participation Agreement among Allstate Life Insurance Company of New York, Delaware Group Premium Fund, Inc. and Delaware Investments (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (c) Form of Participation Agreement among Allstate Life Insurance Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (D/B/A Dreyfus Stock Index Fund), and Dreyfus Investment Portfolios (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (d) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (e) Form of Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement of Glenbrook Life and Annuity Company Variable Annuity Account (File No. 033-91914) dated December 14, 1998.)

     (f) Form of Amendment to Participation Agreement among Glenbrook Life and Annuity Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., adding Allstate Life Insurance Company of New York as a party to the Agreement (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (g) Form of Participation Agreement among Allstate Life Insurance Company of New York, Variable Insurance Funds and HSBC Asset Management (Americas) Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (h) Form of Participation Agreement among Allstate Life Insurance Company of New York, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (i) Form of Participation Agreement among Allstate Life Insurance Company of New York, Wells Fargo Variable Trust and Stephens Inc. (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (j) Form of Participation Agreement among Allstate Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management and Goldman Sachs Asset Management International (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

     (k) Form of Participation Agreement among Allstate Life Insurance Company of New York, Massachusetts Financial Services Company and MFS Variable Insurance Trust (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

     (l) Form of Participation Agreement among Allstate Life Insurance Company of New York, The Universal Institutional Fund, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd, L.L.P. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement of Allstate Life of New York Variable Annuity Account II (File No. 033-35445) dated May 1, 2000.)

     (m) Form of Participation Agreement among Allstate Life Insurance Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds Inc. and Van Kampen Asset Management Inc (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

(9) (a) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in the initial filing of this Registration Statement (File No. 333-94785) dated January 14, 2000.)

     (b) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

(10) Consent of Independent Registered Public Accounting Firm filed herewith

(11) Not applicable

(12) Not applicable

(13) (a) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (b) Schedule of Computation of Performance Quotations for Allstate Custom Portfolio Variable Annuity (adjusted historical total returns) (Previously filed in Pre-Effective Amendment No. 2 to this Registration Statement (File No. 333-94785) dated April 24, 2000.)

     (c) Schedule of Computation of Performance Quotations for Variable Sub-Accounts offered under the contracts marketed as Allstate Provider Variable Annuity and SelectDirections Variable Annuity (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

    (d) Schedule of Computation of Performance Quotations (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-94785) dated April 11, 2003.)

(14) Not applicable

(99) (a) Powers of Attorney for Michael J. Velotta, Marcia D. Alazraki, Cleveland Johnson, Jr., and John R. Raben, Jr., (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated April 30, 1999.)

     (b) Powers of Attorney for Samuel L. Pilch (Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Form N-4 Registration Statement (File Number 033-65381) dated November 12, 1999.)

     (c) Powers of Attorney for Vincent A. Fusco (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated February 14, 2000.)

     (d) Powers of Attorney for John C. Lounds, Kenneth R. O'Brien, and Patricia
W. Wilson (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-94785) dated September 12, 2000.)

     (e) Power of Attorney for Steven E. Shebik (Previously filed in Post-Effective Amendment No. 3 to this registration statement (File No. 333-94785) dated April 24, 2002.)

    (f) Powers of Attorney for Phyllis Hill Slater and Casey J. Sylla (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-94785) dated April 11, 2003.)

    (g) Power of Attorney for Kevin R. Slawin (Previously filed in Post-Effective Amendment No. 6 to this Registration Statement (File No. 333-94785) dated April 19, 2004.)

    (h) Power of Attorney for John C. Pintozzi filed herewith.

    (i) Power of Attorney for Douglas B. Welch filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL                          POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

Marcia D. Alazraki                  Director
Vincent A. Fusco                    Director and Chief Operations Officer
Cleveland Johnson, Jr.              Director
John C. Lounds                      Director and Vice President
Kenneth R. O'Brien                  Director
John C. Pintozzi                    Director, Vice President and Chief Financial
                                    Officer
John R. Raben, Jr.                  Director
Steven E. Shebik                    Director
Phyllis Hill Slater                 Director
Kevin R. Slawin                     Director and Vice President
Casey J. Sylla                      Director, Chairman of the Board and
                                    President
Michael J. Velotta                  Director, Vice President, General
                                    Counsel and Secretary
Patricia W. Wilson                  Director and Vice President
Kevin Tiernan                       Chief Administrative Officer
Eric A. Simonson                    Senior Vice President and Chief
                                    Investment Officer
Samuel H. Pilch                     Group Vice President and Controller
Michael B. Boyle                    Vice President
Dorothy E. Even                     Vice President
Karen C. Gardner                    Vice President
Anson J. Glacy, Jr.                 Vice President
Judith P. Greffin                   Vice President
Charles D. Mires                    Vice President
John E. Smith                       Vice President
Douglas B. Welch                    Vice President
Steven C. Verney                    Treasurer
Nancy M. Bufalino                   Assistant Vice President and Assistant
                                    Treasurer
Karen Burckhardt                    Assistant Vice President
Errol Cramer                        Assistant Vice President and Appointed
                                    Actuary
Lawrence W. Dahl                    Assistant Vice President
Joanne M. Derrig                    Assistant Vice President and Chief
                                    Privacy Officer
Lisa J. Flanary                     Assistant Vice President
Douglas F. Gaer                     Assistant Vice President
Trond K. Odegaard                   Assistant Vice President
Robert L. Park                      Assistant Vice President and Chief
                                    Compliance Officer
Barry S. Paul                       Assistant Vice President and
                                    Assistant Treasurer
Joseph P. Rath                      Assistant Vice President, Assistant
                                    General Counsel and Assistant Secretary
Timothy N. VanderPas                Assistant Vice President
Richard Zaharias                    Assistant Vice President
Robert W. Birman                    Assistant Secretary
Doris J. Bryant                     Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Nestor Almaria                      Assistant Treasurer
Lynn Cirrincione                    Assistant Treasurer
Robert E. Transon                   Assistant Vice President and Illustration
                                    Actuary

*The principal business address of Mr. Fusco is 100 Motor Parkway, Suite 140, Hauppauge, New York 11788. The principal business address of Ms. Alazraki is 1675 Broadway, New York, New York, 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165 E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slater is 14 Bond Street, Suite 410, Great Neck Long Island, New York 11021. The principal business address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on February 24, 2005 (File No. 1-11840).


27. NUMBER OF CONTRACT OWNERS

Allstate Custom Portfolio Variable Annuity:

As of January 31, 2005, there were 841 non-qualified contracts and 1,069 qualified contracts.

Allstate Provider Variable Annuity:

As of January 31, 2005 there were 1,650 non-qualified contracts and 2,021 qualified contracts.

SelectDirections Variable Annuity:

As of January 31, 2005, there were 176 non-qualified contracts and 532 qualified contracts.

28. INDEMNIFICATION

The by-laws of both Allstate Life Insurance Company of New York (Depositor) and ALFS, Inc. (Distributor), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

(b) The directors and officers of the principal underwriter are:


Name and Principal Business         Positions and Offices
Address* of Each Such Person        with Underwriter

John Eric Smith                     Director, President and Chief Executive
                                    Officer
Casey Joseph Sylla                  Director
Michael Joseph Velotta              Director
Marian Goll                         Vice President, Treasurer and Financial
                                    Operations Principal
Joseph Patrick Rath                 Vice President, General Counsel and
                                    Assistant Secretary
Andrea J. Schur                     Vice President
Michael Joseph Velotta              Secretary
Joanne Marie Derrig                 Assistant Vice President and
                                    Chief Privacy Officer
Maribel V. Gerstner                 Assistant Vice President and
                                    Compliance Officer
William F. Emmons                   Assistant Secretary
Mary Jovita McGinn                  Assistant Secretary
Nancy M. Bufalino                   Assistant Treasurer
Barry Sajowitz Paul                 Assistant Treasurer
Steven Carl Verney                  Assistant Treasurer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Allstate Life Insurance Company of New York, is located at 100 Motor Parkway, Hauppauge, New York 11788-5107.

The Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


31. MANAGEMENT SERVICES None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number (1-800-692-4682) that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate Life Insurance Company of New York represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate Life Insurance Company of New York represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life Insurance Company of New York under the Contracts. Allstate Life Insurance Company of New York bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life Insurance Company of New York to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Life of New York Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 1st day of April, 2005.


                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                                  (REGISTRANT)

                 BY: ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                                   (DEPOSITOR)



                           By: /s/ MICHAEL J. VELOTTA
                        ---------------------------------
                               Michael J. Velotta
                          Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company of New York on the 1st day of April, 2005.


*/MARCIA D. ALAZRAKI                Director
----------------------
Marcia D. Alazraki

*/VINCENT A. FUSCO                  Director and Chief Operations Officer
---------------------
Vincent A. Fusco

*/CLEVELAND JOHNSON, JR.            Director
-----------------------
Cleveland Johnson, Jr.

*/JOHN C. LOUNDS                    Director and Vice President
-----------------------
John C. Lounds

*/KENNETH R. O'BRIEN                Director
------------------------
Kenneth R. O'Brien

*/SAMUEL H. PILCH                  Controller and Group Vice President
------------------------           (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI                 Director, Senior Vice President and
------------------------           Chief Financial Officer
John C. Pintozzi                   (Principal Financial Officer)

*/JOHN R. RABEN                    Director
------------------------
John R. Raben

*/STEVEN E. SHEBIK                 Director
------------------------
Steven E. Shebik

*/PHYLLIS H. SLATER                Director
-------------------------
Phyllis H. Slater

*KEVIN R. SLAWIN                   Director and Vice President
-----------------------
Kevin R. Slawin

*/CASEY J. SYLLA                   Director, Chairman of the Board and
----------------------             President (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA              Director, Senior Vice President, General
----------------------             Counsel and Secretary
Michael J. Velotta

*/DOUGLAS B. WELCH                 Director and Vice President
-----------------------
Douglas B. Welch

*/PATRICIA W. WILSON               Director and Vice President
-----------------------
Patricia W. Wilson



*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.


                                  EXHIBIT LIST

Exhibit                   Description

(10)                      Consent of Independent Registered Public Accounting
                          Firm

(99)(h)                   Power of Attorney for John C. Pintozzi

(99)(i)                   Power of Attorney for Douglas B. Welch